UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: February 28, 2010

                   Date of reporting period: November 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

TARGET TODAY FUND

FACE/SHARE
  AMOUNT      SECURITY NAME                                                                       VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.53%
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                          287,485,608
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                  55,084,877
       N/A    WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                              17,674,291

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $345,680,374)                           360,244,776
                                                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $345,680,374)*                                                                 99.53%  $  360,244,776

OTHER ASSETS AND LIABILITIES, NET                                                     0.47        1,689,648
                                                                                ----------   --------------

TOTAL NET ASSETS                                                                    100.00%  $  361,934,424
                                                                                ----------   --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $346,673,388 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                 $ 16,145,216
GROSS UNREALIZED DEPRECIATION                                                   (2,573,828)
                                                                              ------------
NET UNREALIZED APPRECIATION                                                   $ 13,571,388

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

TARGET 2010 FUND

FACE/SHARE
  AMOUNT      SECURITY NAME                                                                       VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.72%
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                          409,904,886
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                 147,328,615
       N/A    WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                              22,704,870

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $562,317,700)                           579,938,371
                                                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $562,317,700)*                                                                 99.72%  $  579,938,371

OTHER ASSETS AND LIABILITIES, NET                                                     0.28        1,643,320
                                                                                ----------   --------------

TOTAL NET ASSETS                                                                    100.00%  $  581,581,691
                                                                                ----------   --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $566,517,404 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                 $ 31,611,051
GROSS UNREALIZED DEPRECIATION                                                  (18,190,084)
                                                                              ------------
NET UNREALIZED APPRECIATION                                                   $ 13,420,967

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

TARGET 2015 FUND

FACE/SHARE
  AMOUNT      SECURITY NAME                                                                       VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.94%
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                          162,584,254
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                  94,632,757
       N/A    WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                              10,459,628

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $260,966,265)                           267,676,639
                                                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $260,966,265)*                                                                 99.94%  $  267,676,639

OTHER ASSETS AND LIABILITIES, NET                                                     0.06          165,433
                                                                                ----------   --------------

TOTAL NET ASSETS                                                                    100.00%  $  267,842,072
                                                                                ----------   --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $261,216,225 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                 $  7,840,438
GROSS UNREALIZED DEPRECIATION                                                   (1,380,024)
                                                                              ------------
NET UNREALIZED APPRECIATION                                                   $  6,460,414

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

TARGET 2020 FUND

FACE/SHARE
  AMOUNT      SECURITY NAME                                                                       VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.74%
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                          580,949,122
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                 558,955,210
       N/A    WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                              46,220,005

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,169,538,744)                       1,186,124,337
                                                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,169,538,744)*                                                               99.74%  $1,186,124,337

OTHER ASSETS AND LIABILITIES, NET                                                     0.26        3,051,686
                                                                                ----------   --------------

TOTAL NET ASSETS                                                                    100.00%  $1,189,176,023
                                                                                ----------   --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,179,518,987 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                 $ 46,491,122
GROSS UNREALIZED DEPRECIATION                                                  (39,885,772)
                                                                              ------------
NET UNREALIZED APPRECIATION                                                   $  6,605,350

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

TARGET 2025 FUND

FACE/SHARE
  AMOUNT      SECURITY NAME                                                                       VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.06%
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                          378,782,326
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                 645,897,893
       N/A    WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                              41,435,087

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,056,388,585)                       1,066,115,306
                                                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,056,388,585)*                                                              100.06%  $1,066,115,306

OTHER ASSETS AND LIABILITIES, NET                                                    (0.06)        (638,117)
                                                                                ----------   --------------

TOTAL NET ASSETS                                                                    100.00%  $1,065,477,189
                                                                                ----------   --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,074,750,385 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                 $ 13,883,453
GROSS UNREALIZED DEPRECIATION                                                  (22,518,532)
                                                                              ------------
NET UNREALIZED DEPRECIATION                                                   $ (8,635,079)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

TARGET 2030 FUND

FACE/SHARE
  AMOUNT      SECURITY NAME                                                                       VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.59%
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                          211,203,200
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                 664,793,026
       N/A    WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                              35,316,237

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $901,564,006)                           911,312,463
                                                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $901,564,006)*                                                                 99.59%  $  911,312,463

OTHER ASSETS AND LIABILITIES, NET                                                     0.41        3,736,959
                                                                                ----------   --------------

TOTAL NET ASSETS                                                                    100.00%  $  915,049,422
                                                                                ----------   --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $908,869,909 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                 $ 26,900,395
GROSS UNREALIZED DEPRECIATION                                                  (24,457,841)
                                                                              ------------
NET UNREALIZED APPRECIATION                                                   $  2,442,554

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

TARGET 2035 FUND

FACE/SHARE
  AMOUNT      SECURITY NAME                                                                       VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.71%
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                           27,559,576
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                 166,681,188
       N/A    WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                               7,816,621

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $196,416,767)                           202,057,385
                                                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $196,416,767)*                                                                 99.71%  $  202,057,385

OTHER ASSETS AND LIABILITIES, NET                                                     0.29          582,823
                                                                                ----------   --------------

TOTAL NET ASSETS                                                                    100.00%  $  202,640,208
                                                                                ----------   --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $196,714,659 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                 $  7,853,268
GROSS UNREALIZED DEPRECIATION                                                   (2,510,542)
                                                                              ------------
NET UNREALIZED APPRECIATION                                                   $  5,342,726

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

TARGET 2040 FUND

FACE/SHARE
  AMOUNT      SECURITY NAME                                                                       VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.70%
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                           48,431,075
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                 540,324,881
       N/A    WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                              23,653,990

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $609,105,997)                           612,409,946
                                                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $609,105,997)*                                                                 99.70%  $  612,409,946

OTHER ASSETS AND LIABILITIES, NET                                                     0.30        1,843,128
                                                                                ----------   --------------

TOTAL NET ASSETS                                                                    100.00%  $  614,253,074
                                                                                ----------   --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $613,499,286 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                 $ 17,448,993
GROSS UNREALIZED DEPRECIATION                                                  (18,538,333)
                                                                              ------------
NET UNREALIZED DEPRECIATION                                                   $ (1,089,340)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

TARGET 2045 FUND

FACE/SHARE
  AMOUNT      SECURITY NAME                                                                       VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.62%
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                            3,697,602
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                  50,976,922
       N/A    WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                               2,196,835

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $54,228,595)                             56,871,359
                                                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $54,228,595)*                                                                  99.62%  $   56,871,359

OTHER ASSETS AND LIABILITIES, NET                                                     0.38          216,319
                                                                                ----------   --------------

TOTAL NET ASSETS                                                                    100.00%  $   57,087,678
                                                                                ----------   --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $54,359,640 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                 $  3,618,975
GROSS UNREALIZED DEPRECIATION                                                   (1,107,256)
                                                                              ------------
NET UNREALIZED APPRECIATION                                                   $  2,511,719

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS            PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

TARGET 2050 FUND

FACE/SHARE
  AMOUNT      SECURITY NAME                                                                       VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.75%
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                           26,230,989
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                 361,590,358
       N/A    WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                              15,584,181

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $395,148,737)                           403,405,528
                                                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $395,148,737)*                                                                 99.75%  $  403,405,528

OTHER ASSETS AND LIABILITIES, NET                                                     0.25          994,542
                                                                                ----------   --------------

TOTAL NET ASSETS                                                                    100.00%  $  404,400,070
                                                                                ----------   --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $395,525,523 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                 $ 11,798,448
GROSS UNREALIZED DEPRECIATION                                                   (3,918,443)
                                                                              ------------
NET UNREALIZED APPRECIATION                                                   $  7,880,005

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the funds' shareholders. For more information regarding the funds and their holdings, please see the funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY TRANSACTION AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each Master Portfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio's interest and dividend income

FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. These inputs are summarized into three broad levels as follows:

      Level 1 - quoted prices in active markets for identical investments

      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Funds' investments in securities:

                                               SIGNIFICANT OTHER  SIGNIFICANT UNOBSERVABLE
                                 QUOTED PRICE  OBSERVABLE INPUTS            INPUTS          TOTAL FAIR VALUE AS OF
INVESTMENTS IN SECURITIES         (LEVEL 1)        (LEVEL 2)              (LEVEL 3)               11/30/2009
Dow Jones Target Today Fund(SM)    $    0       $  360,244,776             $     0             $   360,244,776
Dow Jones Target 2010 Fund(SM)          0          579,938,371                   0                 579,938,371
Dow Jones Target 2015 Fund(SM)          0          267,676,639                   0                 267,676,639
Dow Jones Target 2020 Fund(SM)          0        1,186,124,337                   0               1,186,124,337
Dow Jones Target 2025 Fund(SM)          0        1,066,115,306                   0               1,066,115,306
Dow Jones Target 2030 Fund(SM)          0          911,312,463                   0                 911,312,463
Dow Jones Target 2035 Fund(SM)          0          202,057,385                   0                 202,057,385
Dow Jones Target 2040 Fund(SM)          0          612,409,946                   0                 612,409,946
Dow Jones Target 2045 Fund(SM)          0           56,871,359                   0                  56,871,359
Dow Jones Target 2050 Fund(SM)          0          403,405,528                   0                 403,405,528

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

100% TREASURY MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                      INTEREST RATE  MATURITY DATE       VALUE
US TREASURY SECURITIES: 106.71%

US TREASURY BILLS: 103.63%
$  100,000,000    CASH MANAGEMENT BILL~                                  0.19%        04/01/2010   $    99,937,819
   175,000,000    US TREASURY BILL~                                      0.04         12/03/2009       174,999,611
   113,510,000    US TREASURY BILL~                                      0.05         12/03/2009       113,509,685
   250,000,000    US TREASURY BILL~                                      0.15         12/03/2009       249,997,882
    55,585,000    US TREASURY BILL~                                      0.07         12/10/2009        55,584,096
   172,545,000    US TREASURY BILL~                                      0.14         12/10/2009       172,539,177
   200,000,000    US TREASURY BILL~                                      0.14         12/10/2009       199,993,000
    75,000,000    US TREASURY BILL~                                      0.35         12/10/2009        74,993,531
    75,000,000    US TREASURY BILL~                                      0.35         12/10/2009        74,993,438
    43,500,000    US TREASURY BILL~                                      0.02         12/17/2009        43,499,710
    79,765,000    US TREASURY BILL~                                      0.04         12/17/2009        79,763,582
   100,000,000    US TREASURY BILL~                                      0.06         12/17/2009        99,997,556
    23,168,000    US TREASURY BILL~                                      0.07         12/17/2009        23,167,279
    16,280,000    US TREASURY BILL~                                      0.09         12/17/2009        16,279,349
   300,000,000    US TREASURY BILL~                                      0.14         12/17/2009       299,981,667
    75,000,000    US TREASURY BILL~                                      0.35         12/17/2009        74,988,433
    17,280,000    US TREASURY BILL~                                      0.03         12/24/2009        17,279,724
    50,000,000    US TREASURY BILL~                                      0.06         12/24/2009        49,998,083
   325,000,000    US TREASURY BILL~                                      0.09         12/24/2009       324,981,313
    76,635,000    US TREASURY BILL~                                      0.09         12/24/2009        76,630,471
    32,225,000    US TREASURY BILL~                                      0.10         12/24/2009        32,223,044
    46,875,000    US TREASURY BILL~                                      0.08         12/31/2009        46,872,070
   350,000,000    US TREASURY BILL~                                      0.12         12/31/2009       349,966,458
   109,290,000    US TREASURY BILL~                                      0.06         01/07/2010       109,283,260
   300,000,000    US TREASURY BILL~                                      0.07         01/07/2010       299,979,958
     7,150,000    US TREASURY BILL~                                      0.01         01/14/2010         7,149,956
   325,000,000    US TREASURY BILL~                                      0.08         01/14/2010       324,970,208
   400,000,000    US TREASURY BILL~                                      0.08         01/21/2010       399,953,250
   192,045,000    US TREASURY BILL~                                      0.07         01/28/2010       192,022,568
   100,000,000    US TREASURY BILL~                                      0.29         01/28/2010        99,954,083
    62,000,000    US TREASURY BILL~                                      0.01         02/04/2010        61,998,881
   300,000,000    US TREASURY BILL~                                      0.08         02/04/2010       299,959,375
   100,000,000    US TREASURY BILL~                                      0.28         02/04/2010        99,950,347
    47,448,000    US TREASURY BILL~                                      0.02         02/11/2010        47,446,102
   350,000,000    US TREASURY BILL~                                      0.07         02/11/2010       349,951,000
    50,000,000    US TREASURY BILL~                                      0.29         02/11/2010        49,971,500
   400,000,000    US TREASURY BILL~                                      0.07         02/18/2010       399,942,944
    90,000,000    US TREASURY BILL~                                      0.28         02/18/2010        89,945,687
    60,000,000    US TREASURY BILL~                                      0.02         02/25/2010        59,997,133
   425,000,000    US TREASURY BILL~                                      0.04         02/25/2010       424,959,389
    50,000,000    US TREASURY BILL~                                      0.26         02/25/2010        49,969,542
   475,000,000    US TREASURY BILL~                                      0.06         03/04/2010       474,930,960
    50,000,000    US TREASURY BILL~                                      0.20         03/04/2010        49,974,812
    75,000,000    US TREASURY BILL~                                      0.25         03/04/2010        74,951,563
    50,000,000    US TREASURY BILL~                                      0.21         03/11/2010        49,971,528
    75,000,000    US TREASURY BILL~                                      0.15         04/08/2010        74,960,000
    75,000,000    US TREASURY BILL~                                      0.17         04/22/2010        74,949,708
    75,000,000    US TREASURY BILL~                                      0.19         04/29/2010        74,942,573
    75,000,000    US TREASURY BILL~                                      0.18         05/06/2010        74,943,125
    75,000,000    US TREASURY BILL~                                      0.17         05/13/2010        74,942,271
    75,000,000    US TREASURY BILL~                                      0.17         05/20/2010        74,941,562
    75,000,000    US TREASURY BILL~                                      0.14         05/27/2010        74,948,375

                                                                                                     7,294,038,638
                                                                                                   ---------------

US TREASURY NOTES: 3.08%
    90,000,000    US TREASURY NOTE                                       3.50         12/15/2009        90,117,093
    50,000,000    US TREASURY NOTE                                       4.00         03/15/2010        50,564,155

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

100% TREASURY MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                      INTEREST RATE  MATURITY DATE       VALUE
US TREASURY NOTES (continued)
$   75,000,000    US TREASURY NOTE                                       4.00%        04/15/2010   $    76,062,480
                                                                                                       216,743,728
                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $7,510,782,366)                                                   7,510,782,366
                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $7,510,782,366)*                                       106.71%                               $ 7,510,782,366

OTHER ASSETS AND LIABILITIES, NET                             (6.71)                                  (472,371,510)
                                                            -------                                ---------------

TOTAL NET ASSETS                                             100.00%                               $ 7,038,410,856
                                                            -------                                ---------------

~     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER: 9.80%
    24,600,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                         0.20%        01/06/2010         24,600,000
     8,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                         0.25         02/04/2010          8,000,000
    20,355,000  DSRD EAST BAY MUD RECREATIONAL WATER AUTHORITY                           0.22         12/08/2009         20,355,000
    25,985,000  GOLDEN GATE BRIDGE, HIGHWAY & TRANSPORTATION DISTRICT                    0.25         01/12/2010         25,985,000
    12,245,000  IMPERIAL IRRIGATION DISTRICT                                             0.27         01/13/2010         12,245,000
     7,500,000  LOS ANGELES DEPARTMENT OF AIRPORT                                        0.30         12/02/2009          7,500,000
     6,000,000  LOS ANGELES MUNICIPAL IMPROVEMENT                                        0.30         12/09/2009          6,000,000
    15,000,000  LOS ANGELES MUNICIPAL IMPROVEMENT                                        0.30         12/10/2009         15,000,000
     4,100,000  RIVERSIDE COUNTY TETER FINANCING                                         0.23         12/09/2009          4,100,000
    30,700,000  SACRAMENTO MUD                                                           0.40         01/15/2010         30,700,000
     5,540,000  SAN DIEGO REGIONAL AIRPORT AUTHORITY                                     0.37         03/11/2010          5,540,000
    22,561,000  SAN DIEGO REGIONAL AIRPORT AUTHORITY                                     0.40         12/03/2009         22,561,000
    16,880,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                0.35         01/13/2010         16,880,000
     8,425,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                0.40         12/09/2009          8,425,000
     8,425,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                0.45         01/12/2010          8,425,000
    43,185,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                     0.27         01/14/2010         43,185,000

TOTAL COMMERCIAL PAPER (COST $259,501,000)                                                                              259,501,000
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES: 90.18%

CALIFORNIA: 88.60%
$    8,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                BRANSON SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-          0.40         07/01/2038    $     8,000,000
    14,270,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MARIN
                COUNTRY DAY SCHOOL (PRIVATE SCHOOL REVENUE, US BANK NA
                LOC)SS.+/-                                                               0.22         07/01/2037         14,270,000
    11,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MFHR
                FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE, FNMA
                INSURED)SS.+/-                                                           0.34         07/15/2035         11,200,000
     6,965,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MFHR
                GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE, FNMA
                INSURED)SS.+/-                                                           0.34         09/15/2032          6,965,000
    18,015,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA OSHMAN
                FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE, LASALLE
                NATIONAL BANK NA LOC)SS.+/-                                              0.20         06/01/2037         18,015,000
     1,900,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA SAINT
                ANTHONY FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-         0.26         03/01/2037          1,900,000
    12,800,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA SHARP
                HEALTHCARE SERIES D (HOSPITAL REVENUE, CITIBANK NA LOC)SS.+/-            0.22         08/01/2035         12,800,000
     7,400,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA THE
                HEAD-ROYCE SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
                LOC)SS.+/-                                                               0.26         09/01/2036          7,400,000
    10,865,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA AIR
                FORCE VILLAGE WEST INCORPORATED (OTHER REVENUE, KBC BANK
                NV LOC)SS.+/-                                                            0.24         05/15/2035         10,865,000
    12,500,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                CHARLESTON PROJECT (HOUSING REVENUE, LASALLE NATIONAL BANK NA
                LOC)SS.+/-                                                               0.22         06/01/2037         12,500,000
    10,110,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                COLMA BART APARTMENTS SERIES A (HOUSING REVENUE, BANK OF
                AMERICA NA LOC)SS.+/-                                                    0.37         11/15/2035         10,110,000
     5,435,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                FRANCIS PARKER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE, BANK OF
                NEW YORK LOC)SS.+/-                                                      0.24         09/01/2036          5,435,000
     4,180,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA LA
                JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE, ALLIED
                IRISH BANK PLC LOC)SS.+/-                                                0.40         09/01/2036          4,180,000
    19,500,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA LA
                JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE, ALLIED
                IRISH BANK PLC LOC)SS.+/-                                                0.40         09/01/2037         19,500,000
     3,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MARIN
                ACADEMY PROJECT (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                LOC)SS.+/-                                                               0.25         07/01/2029          3,100,000
    10,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MENLO
                SCHOOL (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-         0.20         09/01/2033         10,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$    3,380,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA SAN
                FRANCISCO UNIVERSITY SERIES A (PRIVATE SCHOOL REVENUE, ALLIED
                IRISH BANK PLC LOC)SS.+/-                                                0.40%        04/01/2035    $     3,380,000
     4,600,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                ZOOLOGICAL SOCIETY OF SAN DIEGO (OTHER REVENUE, BANK OF
                AMERICA NA LOC)SS.+/-                                                    0.22         10/01/2034          4,600,000
     1,895,000  ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES B
                (MFHR, FNMA INSURED)SS.+/-                                               0.27         05/15/2027          1,895,000
    12,600,000  ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS (MFHR, FHLMC
                INSURED)SS.+/-                                                           0.26         07/01/2033         12,600,000
     6,000,000  ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT SERIES C
                (MFHR, FNMA INSURED)SS.+/-                                               0.29         07/15/2033          6,000,000
     7,768,500  ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY BANK
                LOC)SS.+/-                                                               0.30         08/01/2013          7,768,500
     5,900,000  BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
                FIRST SECURITY BANK LOC)SS.+/-                                           0.38         09/01/2035          5,900,000
    36,430,000  BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A (IDR,
                KBC BANK NV LOC)SS.+/-                                                   0.29         12/01/2028         36,430,000
    25,040,000  CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
                CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE)SS.+/-                    0.30         10/01/2020         25,040,000
    39,770,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA INSTITUTE
                OF TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY REVENUE, GO OF
                INSTITUTION INSURED)SS.+/-                                               0.20         10/01/2036         39,770,000
     2,950,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHAPMAN UNIVERSITY
                SERIES A (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
                LOC)SS.+/-                                                               0.20         10/01/2036          2,950,000
    12,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
                UNIVERSITY (OTHER REVENUE, SOVEREIGN BANK FSB LOC)SS.+/-                 0.75         11/01/2042         12,500,000
     9,970,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA
                ACADEMY SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-        0.19         09/01/2038          9,970,000
    18,400,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK COLBURN
                SCHOOL SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-         0.29         08/01/2037         18,400,000
     9,420,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK INDIA
                COMMUNITY CENTER (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-           0.20         12/01/2036          9,420,000
     3,900,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS ANGELES
                COUNTY MUSEUM SERIES A (RECREATIONAL FACILITIES REVENUE, ALLIED
                IRISH BANK PLC LOC)SS.+/-                                                0.19         09/01/2037          3,900,000
     2,600,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
                FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY REVENUE,
                MELLON BANK NA LOC)SS.+/-                                                0.22         09/01/2036          2,600,000
       520,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II
                R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)SS.+/-                         0.22         07/01/2030            520,000
     7,500,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAGE HILL
                SCHOOL PROJECT (OTHER REVENUE, AIB GROUP LOC)SS.+/-                      0.37         06/01/2038          7,500,000
     3,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SOUTHERN CA
                PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                LOC)SS.+/-                                                               0.38         10/01/2025          3,000,000
    10,775,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST.
                MARGARETS EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC
                LOC)SS.+/-                                                               0.40         01/01/2038         10,775,000
     5,500,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK THE BAY
                INSTITUTE AQUARIUM FOUNDATION (OTHER REVENUE, FHLMC INSURED)SS.+/-       0.23         06/01/2025          5,500,000
     6,935,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (ECONOMIC DEVELOPMENT
                REVENUE, PACIFIC NATIONAL LOC)SS.+/-                                     0.23         12/01/2042          6,935,000
    16,705,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY PACIFIC INSTITUTE SERIES A
                (HOUSING REVENUE)SS.+/-                                                  0.22         08/01/2037         16,705,000
     2,500,000  CALIFORNIA PCA BP WEST COAST PRODUCT LLC (OTHER REVENUE)SS.+/-           0.18         01/01/2043          2,500,000
       700,000  CALIFORNIA PCFA EXXON PROJECT (IDR)SS.+/-                                0.16         12/01/2012            700,000
     1,400,000  CALIFORNIA PCFA WADHAM ENERGY (PCR, BNP PARIBAS LOC)SS.+/-               0.27         11/01/2017          1,400,000
     6,275,000  CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE, BANQUE
                NATIONALE PARIS LOC)SS.+/-                                               0.27         11/01/2017          6,275,000
    23,600,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFFA REVENUE, FIRST
                SECURITY BANK LOC)SS.+/-                                                 0.27         11/15/2036         23,600,000
       390,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER REVENUE,
                BNP PARIBAS LOC)SS.+/-                                                   0.22         05/01/2022            390,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$   12,290,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST COMPANY
                NA LOC)SS.+/-                                                            0.19%        05/01/2022    $    12,290,000
     4,380,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                                  0.25         05/01/2022          4,380,000
    15,425,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (ELECTRIC,
                POWER & LIGHTING REVENUE, FIRST SECURITY BANK INSURED)SS.+/-             0.30         05/01/2022         15,425,000
     8,030,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER REVENUE,
                JPMORGAN CHASE BANK LOC)SS.+/-                                           0.20         05/01/2020          8,030,000
     2,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER REVENUE, FSA
                INSURED)SS.+/-                                                           0.27         05/01/2017          2,000,000
    12,995,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES I1 (WATER REVENUE,
                ALLIED IRISH BANK LOC)SS.+/-                                             0.19         05/01/2022         12,995,000
     3,995,000  CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JPMORGAN CHASE
                BANK LOC)SS.+/-                                                          0.30         06/01/2016          3,995,000
     8,000,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C11 (SALES TAX REVENUE,
                BNP PARIBAS LOC)SS.+/-                                                   0.20         07/01/2023          8,000,000
    38,755,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C16 (SALES TAX REVENUE,
                FIRST SECURITY BANK LOC)SS.+/-                                           0.40         07/01/2023         38,755,000
    20,400,000  CALIFORNIA STATE KINDERGARTEN B3 (OTHER REVENUE, CITIBANK
                NA LOC)SS.+/-                                                            0.18         05/01/2034         20,400,000
    22,315,000  CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC INSURED)SS.+/-        0.52         04/01/2010         22,315,000
    14,685,000  CALIFORNIA STATE SERIES A SUBSERIES A1 (OTHER REVENUE, FORTIS
                BANQUE LOC)SS.+/-                                                        0.23         05/01/2040         14,685,000
     8,560,000  CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE, CALYON BANK
                LOC)SS.+/-                                                               0.22         05/01/2040          8,560,000
       425,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
                AMERICA NA LOC)SS.+/-                                                    0.22         05/01/2040            425,000
    12,825,000  CALIFORNIA STATEWIDE CDA (HOSPITAL REVENUE, CITIBANK NA LOC)SS.+/-++     0.40         08/15/2032         12,825,000
     5,625,000  CALIFORNIA STATEWIDE CDA (PRIVATE SCHOOL REVENUE, ALLIED IRISH
                BANK PLC LOC)SS.+/-                                                      0.30         10/01/2036          5,625,000
     9,880,000  CALIFORNIA STATEWIDE CDA (PRIVATE SCHOOL REVENUE, BANK OF AMERICA
                NA LOC)SS.+/-                                                            0.22         08/01/2033          9,880,000
     2,155,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                INSURED)SS.+/-                                                           0.36         07/01/2027          2,155,000
     6,270,000  CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR)SS.+/-       0.29         07/01/2027          6,270,000
     6,645,000  CALIFORNIA STATEWIDE CDA ARBOR RIDGE APARTMENTS SERIES B (MFHR,
                FHLMC INSURED)SS.+/-                                                     0.31         11/01/2036          6,645,000
     4,155,000  CALIFORNIA STATEWIDE CDA ARCHER SCHOOL FOR GIRLS INCORPORATED
                (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                0.40         05/01/2035          4,155,000
    22,150,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT (OTHER
                REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                0.37         04/01/2039         22,150,000
     9,390,000  CALIFORNIA STATEWIDE CDA BELMONT PROJECT SERIES F (MFHR, FNMA
                LOC)SS.+/-                                                               0.27         06/15/2038          9,390,000
     4,000,000  CALIFORNIA STATEWIDE CDA CHARTER COURT APARTMENTS SERIES L (MFHR,
                FHLMC INSURED)SS.+/-                                                     0.31         09/01/2040          4,000,000
     4,850,000  CALIFORNIA STATEWIDE CDA CULINARY INSTITUTE OF AMERICA (OTHER
                REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                0.38         10/01/2038          4,850,000
     1,925,000  CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
                REVENUE, FNMA INSURED)SS.+/-                                             0.31         12/15/2034          1,925,000
     6,000,000  CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C (MFHR,
                FHLMC INSURED)SS.+/-                                                     0.26         01/01/2038          6,000,000
     3,310,000  CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING REVENUE,
                CITIBANK NA LOC)SS.+/-                                                   0.33         07/01/2038          3,310,000
     6,100,000  CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES B (HOSPITAL
                REVENUE, UBS AG LOC)SS.+/-                                               0.20         08/15/2036          6,100,000
    18,110,000  CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
                (OTHER REVENUE, BANK OF NEW YORK LOC)SS.+/-                              0.19         12/01/2036         18,110,000
     6,135,000  CALIFORNIA STATEWIDE CDA MARIN HORIZON SCHOOL (PRIVATE SCHOOL
                REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                0.40         07/01/2036          6,135,000
     6,500,000  CALIFORNIA STATEWIDE CDA MARINEARS POINTE SERIES A (MFHR, FNMA
                INSURED)SS.+/-                                                           0.23         02/15/2036          6,500,000
    10,700,000  CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS SERIES M
                (MFHR, FHLMC INSURED)SS.+/-                                              0.28         12/01/2034         10,700,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$    3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
                (MFHR, FNMA INSURED)SS.+/-                                               0.31%        10/15/2030    $     3,985,000
    12,000,000  CALIFORNIA STATEWIDE CDA MFHR IMPERIAL PARK APARTMENTS SERIES 00
                (HOUSING REVENUE, FNMA INSURED)SS.+/-                                    0.37         11/01/2040         12,000,000
     3,200,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE, FNMA
                INSURED)SS.+/-                                                           0.29         04/15/2035          3,200,000
    11,330,000  CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL SCHOOLS A
                (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                0.40         05/01/2026         11,330,000
     7,840,000  CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y (MFHR,
                FNMA INSURED)SS.+/-                                                      0.28         08/01/2031          7,840,000
     8,640,000  CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y (MFHR,
                FNMA INSURED)SS.+/-                                                      0.29         10/15/2030          8,640,000
     4,015,000  CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES B
                (HCFR)SS.+/-                                                             0.20         08/15/2047          4,015,000
    17,995,000  CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE, BANK OF AMERICA
                NA LOC)SS.+/-                                                            0.20         07/01/2034         17,995,000
     5,265,000  CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS SERIES B (MFHR,
                FNMA INSURED)SS.+/-                                                      0.29         05/15/2037          5,265,000
    15,500,000  CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE, JPMORGAN
                CHASE BANK LOC)SS.+/-                                                    0.37         05/18/2018         15,500,000
     5,665,000  CALIFORNIA STATEWIDE CDA SUNRISE OF DANVILLE PROJECT SERIES A
                (MFHR, FNMA INSURED)SS.+/-                                               0.29         05/01/2027          5,665,000
     1,870,000  CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A (HCFR,
                CITIBANK NA LOC)SS.+/-                                                   0.22         08/01/2035          1,870,000
    10,000,000  CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE &
                UNIVERSITY REVENUE, BANQUE NATIONALE PARIS LOC)SS.+/-                    0.19         10/01/2045         10,000,000
     8,300,000  CALIFORNIA STATEWIDE CDA UNIVERSITY RETIREMENT COMMUNITY PROJECT
                (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)SS.+/-                         0.20         11/15/2038          8,300,000
     4,000,000  CALIFORNIA STATEWIDE CDA VILLA PASEO SENIOR PROJECT MM (MFHR, EAST
                WEST BANK LOC)SS.+/-                                                     0.28         11/01/2035          4,000,000
     3,620,000  CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC (MFHR,
                FNMA INSURED)SS.+/-                                                      0.29         11/15/2039          3,620,000
     4,375,000  CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
                (HOUSING REVENUE, FNMA INSURED)SS.+/-                                    0.31         11/15/2035          4,375,000
    79,950,000  CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A (OTHER
                REVENUE, BANK OF NEW YORK LOC)SS.+/-                                     0.41         06/01/2039         79,950,000
     5,490,000  CALIFORNIA STATEWIDE CDA YMCA EAST BAY PROJECT (OTHER REVENUE,
                ALLIED IRISH BANK PLC LOC)SS.+/-                                         0.25         06/01/2027          5,490,000
     1,160,000  CALIFORNIA STATEWIDE COMMUNITIES AUTHORITY CENTER FOR EARLY
                EDUCATION (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-      0.40         09/01/2031          1,160,000
     4,538,000  CALIFORNIA UNIVERSITY OF SAN FRANCISCO SERIES 2005B (EDUCATIONAL
                FACILITIES REVENUE, BANK OF AMERICA NA LOC)SS.+/-                        0.22         10/01/2035          4,538,000
     1,000,000  CASTACIC CA USD COP SCHOOL FACILITIES BRIDGE FUNDING PROGRAM
                (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                  1.30         09/01/2026          1,000,000
     2,100,000  CONCORD CA MFHR (OTHER REVENUE, FHLMC INSURED)SS.+/-                     0.37         12/01/2016          2,100,000
     3,005,000  CONTRA COSTA COUNTY CA HOUSING AUTHORITY SERIES C (HOUSING
                REVENUE, FHLMC INSURED)SS.+/-                                            0.22         11/15/2017          3,005,000
     2,000,000  CONTRA COSTA COUNTY CA MFHR SERIES B (MFHR, FNMA INSURED)SS.+/-          0.22         11/15/2022          2,000,000
    26,375,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES 287 (OTHER REVENUE,
                NATL-RE INSURED)SS.+/-                                                   0.24         09/01/2037         26,375,000
     5,775,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES 445 (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)SS.+/-                                           0.27         08/01/2032          5,775,000
     8,465,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-448 (OTHER REVENUE,
                FIRST SECURITY BANK LOC)SS.+/-                                           0.24         07/01/2032          8,465,000
     4,000,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-457 (OTHER REVENUE,
                FIRST SECURITY BANK LOC)SS.+/-                                           0.24         08/01/2032          4,000,000
     5,142,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-477 (OTHER REVENUE,
                FIRST SECURITY BANK LOC)SS.+/-                                           0.27         12/01/2024          5,142,000
    14,406,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  0.24         08/01/2042         14,406,000
    10,530,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (TAX INCREMENTAL
                REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  0.24         02/01/2031         10,530,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$    4,105,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-561 (OTHER REVENUE,
                FIRST SECURITY BANK LOC)SS.+/-                                           0.27%        07/01/2031    $     4,105,000
     5,870,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER REVENUE,
                FIRST SECURITY BANK LOC)SS.+/-                                           0.24         02/01/2038          5,870,000
     5,505,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  0.24         08/01/2028          5,505,000
     4,065,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  0.24         08/01/2031          4,065,000
     2,995,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY TAX
                REVENUE, NATL-RE INSURED)SS.+/-                                          0.25         08/01/2031          2,995,000
     4,520,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-630 (PROPERTY TAX
                REVENUE, NATL-RE INSURED)SS.+/-                                          0.24         02/01/2024          4,520,000
    11,910,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631 (PROPERTY TAX
                REVENUE, NATL-RE INSURED)SS.+/-                                          0.24         09/01/2027         11,910,000
    11,570,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  0.24         08/01/2033         11,570,000
     7,570,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649 (PROPERTY TAX
                REVENUE, NATL-RE INSURED)SS.+/-                                          0.24         06/01/2031          7,570,000
     8,453,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-670 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  0.24         06/01/2028          8,453,000
     2,380,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500 (OTHER REVENUE,
                AMBAC INSURED)SS.+/-                                                     0.27         11/01/2038          2,380,000
     1,690,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525 (OTHER REVENUE,
                FGIC INSURED)SS.+/-                                                      0.24         06/01/2035          1,690,000
     1,025,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-575 (OTHER REVENUE,
                AMBAC INSURED)SS.+/-                                                     0.24         09/01/2029          1,025,000
     6,460,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625 (OTHER REVENUE,
                AMBAC INSURED)SS.+/-                                                     0.24         06/01/2028          6,460,000
    22,025,000  EAST BAY CA MUD SERIES A1 (WATER REVENUE)SS.+/-                          0.28         06/01/2026         22,025,000
    21,400,000  EAST BAY CA MUD SERIES A2 (WATER REVENUE)SS.+/-                          0.28         06/01/2026         21,400,000
     2,100,000  EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA CREDIT LOCAL DE
                FRANCE LOC)SS.+/-                                                        0.25         06/01/2038          2,100,000
       470,000  EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                FRANCE LOC)SS.+/-                                                        0.25         06/01/2038            470,000
     6,950,000  EAST BAY CA MUD SUBSERIES B1 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                FRANCE LOC)SS.+/-                                                        0.30         06/01/2038          6,950,000
     6,805,000  EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                FRANCE LOC)SS.+/-                                                        0.30         06/01/2027          6,805,000
     9,835,000  EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER COP
                SERIES D (WATER REVENUE, LLOYDS BANK LOC)SS.+/-                          0.20         07/01/2023          9,835,000
    18,720,000  ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT COP SERIES B (WATER &
                SEWER REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                          0.35         07/01/2035         18,720,000
     9,800,000  FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
                INSURED)SS.+/-                                                           0.29         08/15/2026          9,800,000
     5,300,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES 3123
                (OTHER REVENUE)SS.+/-++                                                  0.34         06/01/2045          5,300,000
    11,500,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
                SETTLEMENT ROCS RR II R-11432 (OTHER REVENUE, CITIBANK NA
                LOC)SS.+/-                                                               0.35         06/01/2045         11,500,000
    19,085,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
                SETTLEMENT ROCS RR II R-11442 (OTHER REVENUE, CITIBANK NA
                LOC)SS.+/-                                                               0.35         06/01/2045         19,085,000
     4,800,000  HARTNELL CA COMMUNITY COLLEGE DISTRICT SERIES 2966 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  0.30         06/01/2014          4,800,000
     7,400,000  HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A
                (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                                0.22         06/15/2025          7,400,000
     4,000,000  HAYWARD CA MFHR SHOREWOOD SERIES A (MFHR, FGIC INSURED)SS.+/-            0.26         07/15/2014          4,000,000
     1,000,000  HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR, FHLMC
                INSURED)SS.+/-                                                           0.22         01/01/2025          1,000,000
     5,190,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (LEASE
                REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  1.45         02/01/2028          5,190,000
     7,505,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (LEASE
                REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  1.45         02/01/2038          7,505,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$    4,955,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (OTHER
                REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                         1.45%        02/01/2018    $     4,955,000
    10,370,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #07-22-A
                (OTHER REVENUE, KBC BANK NV LOC)SS.+/-                                   0.20         09/02/2032         10,370,000
    11,900,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #85-7
                SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-                  0.24         09/02/2032         11,900,000
     1,165,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #97-17
                (OTHER REVENUE, STATE STREET BANK & TRUST LOC)SS.+/-                     0.20         09/02/2023          1,165,000
    10,150,000  IRVINE CA USD COMMUNITY FACILITIES DISTRICT SERIES 06-1 (TAX
                REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                   0.20         03/01/2012         10,150,000
     4,000,000  IRVINE RANCH CA WATER DISTRICT BANK OF AMERICA INSURED (WATER &
                SEWER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                             0.20         04/01/2033          4,000,000
    12,600,000  IRVINE RANCH CA WATER DISTRICT SERIES B (WATER & SEWER REVENUE,
                BANK OF AMERICA NA LOC)SS.+/-                                            0.20         10/01/2041         12,600,000
    29,545,000  JPMORGAN CHASE PUTTERS DRIVERS TRUST (PROPERTY TAX REVENUE,
                JPMORGAN CHASE BANK LOC)SS.+/-++                                         0.30         08/01/2015         29,545,000
     6,700,000  KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS SERIES
                A (MFHR, FNMA INSURED)SS.+/-                                             0.21         02/15/2031          6,700,000
     5,500,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                PROJECT SERIES C (HOUSING REVENUE, FNMA INSURED)SS.+/-                   0.23         12/01/2026          5,500,000
     4,000,000  LOMA LINDA CA HOSPITAL LOMA LINDA UNIVERSITY MEDICAL CENTER B
                (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)SS.+/-                         0.25         12/01/2038          4,000,000
     5,355,000  LOS ANGELES CA (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
                LOC)SS.+/-                                                               0.22         08/01/2035          5,355,000
     4,780,000  LOS ANGELES CA COMMUNITY COLLEGE DISTRICT SERIES 2864 (PROPERTY
                TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                              0.30         08/01/2014          4,780,000
     7,265,000  LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL APARTMENTS
                PROJECT (HOUSING REVENUE, HSBC USA NA LOC)SS.+/-                         0.25         12/01/2038          7,265,000
     6,290,000  LOS ANGELES CA COMMUNITY RDA SECURITY BUILDING PROJECT SERIES A
                (MFHR, FNMA INSURED)SS.+/-                                               0.31         12/15/2034          6,290,000
     4,930,000  LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE REVENUE,
                ALLIED IRISH BANK PLC LOC)SS.+/-                                         0.40         12/01/2035          4,930,000
     2,710,000  LOS ANGELES CA COP NOTRE DAME HIGH SCHOOL SERIES A (LEASE REVENUE,
                ALLIED IRISH BANK PLC LOC)SS.+/-                                         0.40         09/01/2036          2,710,000
     7,500,000  LOS ANGELES CA COP SAMUEL A FRYER YAVNEY SERIES A (COLLEGE &
                UNIVERSITY REVENUE)SS.+/-                                                0.25         08/01/2038          7,500,000
       500,000  LOS ANGELES CA COP WINDWARD SERIES A (PRIVATE SCHOOL REVENUE,
                ALLIED IRISH BANK PLC LOC)SS.+/-                                         0.40         07/01/2037            500,000
     2,000,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES INTERNATIONAL
                AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE NATIONALE PARIS
                LOC)SS.+/-                                                               0.23         05/15/2020          2,000,000
     7,980,000  LOS ANGELES CA DW&P ROCS RR II-11531 (WATER & SEWER REVENUE,
                NATL-RE INSURED)SS.+/-                                                   0.26         01/01/2013          7,980,000
    11,600,000  LOS ANGELES CA DW&P SUBSERIES A4 (POWER REVENUE, LLOYDS BANK
                LOC)SS.+/-                                                               0.21         07/01/2035         11,600,000
     3,540,000  LOS ANGELES CA MISSION VILLAGE TERRACE APARTMENTS (MFHR, EAST
                WEST BANK LOC)SS.+/-                                                     0.28         07/01/2027          3,540,000
    21,550,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A5 (ELECTRIC REVENUE,
                LLOYDS BANK LOC)SS.+/-                                                   0.20         07/01/2035         21,550,000
     5,000,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)SS.+/-       0.21         07/01/2035          5,000,000
     4,610,000  LOS ANGELES CA RR II R-11281 (OTHER REVENUE, AMBAC INSURED)SS.+/-        0.26         07/01/2015          4,610,000
    39,225,000  LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL DE
                FRANCE LOC)SS.+/-                                                        0.20         07/01/2035         39,225,000
    13,200,000  LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK OF
                NOVA SCOTIA LOC)SS.+/-                                                   0.20         06/01/2028         13,200,000
     2,800,000  LOS ANGELES CA WASTE WATER SYSTEM SERIES 2254 (OTHER REVENUE,
                NATL-RE INSURED)SS.+/-                                                   0.30         06/01/2013          2,800,000
     7,000,000  LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER REVENUE,
                BANK OF AMERICA NA LOC)SS.+/-                                            0.22         06/01/2032          7,000,000
     7,340,000  LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE, FIRST
                SECURITY BANK LOC)SS.+/-                                                 0.30         01/01/2014          7,340,000
     4,300,000  LOS ANGELES CA WATTS ATHENS APARTMENTS SERIES A (HOUSING REVENUE,
                FHLB INSURED)SS.+/-                                                      0.28         08/15/2030          4,300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$    2,500,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                REVENUE, FHLMC INSURED)SS.+/-                                            0.35%        09/01/2030    $     2,500,000
     5,100,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY SERIES
                C3 (SALES TAX REVENUE, SUMITOMO MITSUI BANK LOC)SS.+/-                   0.25         07/01/2025          5,100,000
    11,000,000  LOS ANGELES USD COP ADMINISTRATION BUILDING PROJECT SERIES A
                (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                            0.25         10/01/2024         11,000,000
     5,065,000  LOS RIOS CA COMMUNITY COLLEGE DISTRICT SERIES 2972 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  0.30         02/01/2013          5,065,000
    10,515,000  METROPOLITAN WATER DISTRICT SOUTHERN CA (WATER REVENUE, CITIBANK
                NA LOC)SS.+/-++                                                          0.25         02/01/2015         10,515,000
    25,600,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS CLASS A (WATER
                REVENUE, CITIBANK NA LOC)SS.+/-                                          0.25         07/01/2037         25,600,000
       700,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES
                C (WATER REVENUE )SS.+/-                                                 0.24         07/01/2027            700,000
     1,550,000  MONTEREY PENINSULA CA WATER MANAGEMENT DISTRICT (LEASE REVENUE,
                BANK OF AMERICA NA LOC)SS.+/-                                            0.26         07/01/2022          1,550,000
    51,590,000  MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT
                PROJECT A (OTHER REVENUE, SCOTIA BANK LOC)SS.+/-                         0.22         09/01/2033         51,590,000
     3,680,000  NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A
                (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-               0.25         07/01/2032          3,680,000
     6,500,000  ONTARIO CA MULTIFAMILY REVENUE (HCFR, FHLMC INSURED)SS.+/-               0.21         12/01/2035          6,500,000
     6,070,000  ORANGE COUNTY CA (HOUSING REVENUE, FNMA INSURED)SS.+/-                   0.27         12/15/2028          6,070,000
     4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
                PROJECT (HOUSING REVENUE, FNMA INSURED)SS.+/-                            0.22         11/15/2028          4,000,000
    14,900,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK PLACE
                APARTMENTS ISSUE A (HOUSING REVENUE, FHLB INSURED)SS.+/-                 0.27         04/01/2024         14,900,000
     8,619,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR
                POINTE PROJECT (HOUSING REVENUE, FHLMC LOC)SS.+/-                        0.22         12/01/2022          8,619,000
     4,244,000  ORANGE COUNTY CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                01-1 SERIES A (SPECIAL TAX REVENUE, KBC BANK NV LOC)SS.+/-               0.20         09/02/2033          4,244,000
     5,060,000  ORANGE COUNTY CA SANITATION DISTRICT SERIES A (LEASE
                REVENUE)SS.+/-                                                           0.26         08/01/2029          5,060,000
     1,075,000  ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES 25297 (SEWER
                REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  0.30         02/01/2015          1,075,000
    19,400,000  PITTSBURG CA PUBLIC FINANCING AUTHORITY WATER (WATER REVENUE,
                ALLIED IRISH BANK PLC LOC)SS.+/-                                         0.35         06/01/2035         19,400,000
     7,000,000  RANCHO CA WATER DISTRICT FINANCING AUTHORITY SERIES B (OTHER
                REVENUE, UBS AG LOC)SS.+/-                                               0.25         08/15/2031          7,000,000
       160,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)SS.+/-           0.26         03/01/2037            160,000
     3,245,000  RIVERSIDE CA ELECTRIC PUTTERS SERIES 3042Z (ELECTRIC REVENUE,
                FIRST SECURITY BANK LOC)SS.+/-++                                         0.26         04/01/2016          3,245,000
     1,500,000  RIVERSIDE COUNTY CA HOUSING AUTHORITY MOUNTAIN VIEW APARTMENTS
                SERIES A (MFHR, REDLANDS FEDERAL S&L LOC)SS.+/-                          0.22         08/01/2025          1,500,000
     2,300,000  RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR, BANK
                OF AMERICA NA LOC)SS.+/-                                                 0.27         07/05/2014          2,300,000
    14,750,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                LOC)SS.+/-                                                               0.27         02/01/2035         14,750,000
    13,200,000  ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE, DEXIA
                CREDIT LOCAL DE FRANCE LOC)SS.+/-                                        0.27         02/01/2035         13,200,000
     7,000,000  SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES F
                (HOUSING REVENUE, FNMA INSURED)SS.+/-                                    0.29         09/15/2036          7,000,000
     5,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
                INSURED)SS.+/-                                                           0.22         07/15/2029          5,000,000
     7,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK
                APARTMENT SERIES I (HOUSING REVENUE, FNMA  INSURED)SS.+/-                0.28         05/15/2034          7,000,000
     6,835,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR CASCADES SERIES D
                (HOUSING REVENUE, FNMA INSURED)SS.+/-                                    0.29         09/15/2035          6,835,000
     9,140,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PARK APARTMENTS
                ISSUE E (HOUSING REVENUE, FHLMC INSURED)SS.+/-                           0.31         05/01/2042          9,140,000
     6,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)SS.+/-                0.29         02/15/2033          6,000,000
     2,900,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SEASONS AT WINTER SERIES C2
                (MFHR, FHLMC INSURED)SS.+/-                                              0.21         08/01/2034          2,900,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$    4,700,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS PROJECT
                ISSUE A (MFHR, FHLMC INSURED)SS.+/-                                      0.27%        12/01/2022    $     4,700,000
    10,000,000  SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS SERIES B (MFHR, FNMA
                INSURED)SS.+/-                                                           0.21         08/15/2027         10,000,000
     5,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                SUBORDINATE LIEN SACRAMENTO DISTRICT E (SEWER REVENUE, US BANK
                NA LOC)SS.+/-                                                            0.23         12/01/2040          5,000,000
     5,050,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE, CREDIT
                AGRICOLE INDOSUEZ LOC)SS.+/-                                             0.25         12/01/2030          5,050,000
     7,000,000  SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS APARTMENTS
                PROJECT (HOUSING REVENUE, FNMA INSURED)SS.+/-                            0.29         05/01/2026          7,000,000
     7,069,000  SAN BERNARDINO COUNTY CA COP SERIES A (LEASE REVENUE, BANK OF
                AMERICA NA LOC)SS.+/-                                                    0.22         03/01/2024          7,069,000
     5,500,000  SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT (WATER REVENUE,
                UBS AG LOC)SS.+/-                                                        0.23         08/01/2037          5,500,000
     6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                SERIES A (HOUSING REVENUE, FNMA INSURED)SS.+/-                           0.23         05/15/2029          6,115,000
     5,600,000  SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
                (HOUSING REVENUE, FNMA INSURED)SS.+/-                                    0.23         05/15/2029          5,600,000
     4,785,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                SERIES A (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-              0.26         04/01/2038          4,785,000
     4,085,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                SERIES B (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-              0.28         04/01/2038          4,085,000
       300,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                SERIES D (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                LOC)SS.+/-                                                               0.35         04/01/2038            300,000
     1,545,000  SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES 2873 (WATER REVENUE,
                FIRST SECURITY BANK LOC)SS.+/-                                           0.30         05/01/2013          1,545,000
     5,000,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES
                37D (OTHER REVENUE, FIRST SECURITY BANK INSURED)SS.+/-                   0.30         05/01/2030          5,000,000
    16,750,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES 37C
                (AIRPORT REVENUE, FIRST SECURITY BANK LOC)SS.+/-                         0.30         05/01/2029         16,750,000
     4,655,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES B
                (AIRPORT REVENUE)SS.+/-                                                  0.75         09/15/2010          4,655,000
     5,425,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE CENTER
                (LEASE REVENUE, STATE STREET BANK & TRUST LOC)SS.+/-                     0.25         04/01/2030          5,425,000
     2,700,000  SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
                SERIES B (MFHR, CITIBANK NA LOC)SS.+/-                                   0.25         03/01/2036          2,700,000
    40,000,000  SAN FRANCISCO CA CITY & COUNTY RDA FILLMORE CENTER SERIES B1
                (HOUSING REVENUE, FHLMC INSURED)SS.+/-                                   0.27         12/01/2017         40,000,000
     6,540,000  SAN FRANCISCO CA CITY & COUNTY RDA NOTRE DAME APARTMENTS SERIES G
                (HOUSING REVENUE, CITIBANK NA LOC)SS.+/-                                 0.30         12/01/2033          6,540,000
     9,125,000  SAN FRANCISCO CA CITY & COUNTY RDA ORLANDO CEPEDA PLACE SERIES D
                (MFHR, CITIBANK NA LOC)SS.+/-                                            0.35         11/01/2033          9,125,000
     9,250,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                FACILITIES DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC BANK
                NV LOC)SS.+/-                                                            0.30         08/01/2036          9,250,000
     3,030,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR LELAND
                POLK SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA LOC)SS.+/-             0.25         12/01/2019          3,030,000
     6,250,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY (TOLL
                ROAD REVENUE)~                                                           0.62         01/01/2010          6,247,105
     8,900,000  SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING REVENUE, BANK OF
                AMERICA NA LOC)SS.+/-                                                    0.26         02/01/2037          8,900,000
     9,360,000  SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR, FNMA
                INSURED)SS.+/-                                                           0.35         02/01/2038          9,360,000
     7,100,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (HOUSING REVENUE,
                BANK OF NEW YORK LOC)SS.+/-                                              0.27         08/01/2035          7,100,000
     4,230,000  SAN JOSE CA TURNLEAF APARTMENTS SERIES A (HOUSING REVENUE, FHLMC
                INSURED)SS.+/-                                                           0.33         06/01/2036          4,230,000
     5,025,000  SAN LEANDRO CA PARKSIDE COMMONS APARTMENTS PROJECT (MFHR, FNMA
                INSURED)SS.+/-                                                           0.23         07/15/2018          5,025,000
     6,660,000  SANTA ANA CA HEALTH FACILITY REVENUE MULTI-MODEL TOWN & COUNTRY
                PROJECT BNP PARIBAS (HCFR, KBC BANK NV LOC)SS.+/-                        0.20         10/01/2020          6,660,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$   37,545,000  SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE, DEXIA CREDIT
                LOCAL DE FRANCE LOC)SS.+/-                                               0.25%        07/01/2027    $    37,545,000
    20,750,000  SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE FACILITIES
                PROJECTS SERIES M (LEASE REVENUE, BANK OF AMERICA NA LOC)SS.+/-          0.25         05/15/2035         20,750,000
     5,900,000  SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS PROJECT
                SERIES A (MFHR, FNMA INSURED)SS.+/-                                      0.22         12/15/2025          5,900,000
     3,120,000  SANTA ROSA CA ALDERBROOK HEIGHTS APARTMENTS (HOUSING REVENUE, FHLB
                INSURED)SS.+/-                                                           0.28         05/01/2040          3,120,000
    17,695,000  SIMI VALLEY CA SERIES A (MFHR)SS.+/-                                     0.21         07/01/2023         17,695,000
     5,700,000  SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT (HOUSING REVENUE,
                FHLMC INSURED)SS.+/-                                                     0.27         09/01/2019          5,700,000
    32,900,000  SOUTHERN CA PUBLIC POWER AUTHORITY PROJECT (ELECTRIC REVENUE, KBC
                BANK NV LOC)SS.+/-                                                       0.23         07/01/2036         32,900,000
    92,085,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
                (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)SS.+/-                       0.25         07/01/2019         92,085,000
     6,000,000  STOCKTON CA HCFR SERIES A (HCFR, CITIBANK NA LOC)SS.+/-                  0.22         12/01/2032          6,000,000
     8,220,000  SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                    0.42         02/01/2013          8,220,000
    12,460,000  UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
                SECURITY BANK LOC)SS.+/-                                                 0.26         05/15/2038         12,460,000
    12,000,000  UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING REVENUE,
                EAST WEST BANK LOC)SS.+/-                                                0.22         08/01/2037         12,000,000
     7,750,000  VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING REVENUE,
                FNMA INSURED)SS.+/-                                                      0.23         05/15/2029          7,750,000
     3,200,000  VACAVILLE CA SERIES A (HOUSING REVENUE, FNMA INSURED)SS.+/-              0.28         07/15/2018          3,200,000
     3,620,000  WALNUT CREEK CA CREEKSIDE DRIVE (HOUSING REVENUE, FHLMC
                INSURED)SS.+/-                                                           0.22         04/01/2027          3,620,000
    10,000,000  WHITTIER CA WHITTIER COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK
                OF AMERICA NA LOC)SS.+/-                                                 0.24         12/01/2038         10,000,001

                                                                                                                      2,346,931,606
                                                                                                                    ---------------

OTHER: 0.53%
     8,030,000  BB&T MUNICIPAL TRUST (LEASE REVENUE, BRANCH BANKING & TRUST
                LOC)SS.+/-                                                               0.28         09/01/2026          8,030,000
     6,000,000  BB&T MUNICIPAL TRUST (OTHER REVENUE, FIRST SECURITY BANK
                LOC)SS.+/-                                                               0.32         08/01/2034          6,000,000

                                                                                                                         14,030,000
                                                                                                                    ---------------

PUERTO RICO: 1.05%
     5,331,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX
                REVENUE, AMBAC INSURED)SS.+/-                                            0.25         08/01/2049          5,331,000
    11,000,000  PUERTO RICO COMMONWEALTH (OTHER REVENUE, WACHOVIA BANK
                LOC)SS.+/-(Q)                                                            0.18         07/01/2034         11,000,000
    11,600,000  PUERTO RICO COMMONWEALTH (PROPERTY TAX REVENUE, WACHOVIA BANK
                LOC)SS.+/-(Q)                                                            0.18         07/01/2034         11,600,000

                                                                                                                         27,931,000

                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,388,892,606)                                                                   2,388,892,606
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES

(COST $2,648,393,606)*                                                                  99.98%                      $ 2,648,393,606

OTHER ASSETS AND LIABILITIES, NET                                                        0.02                               504,261
                                                                                                                    ---------------

TOTAL NET ASSETS                                                                       100.00%                      $ 2,648,897,867
                                                                                                                    ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

~     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(Q)   CREDIT ENHANCEMENT IS PROVIDED BY AN AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                      INTEREST RATE  MATURITY DATE       VALUE
CERTIFICATES OF DEPOSIT: 11.10%
$  122,000,000    ALLIED IRISH BANKS PLC (NEW YORK)                      0.26%        12/07/2009   $   122,000,000
   140,000,000    BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)               0.30         03/16/2010       140,002,040
    54,000,000    BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)             0.32         01/21/2010        54,001,146
   160,400,000    BARCLAYS BANK PLC (NEW YORK)+/-                        0.23         04/07/2010       160,400,000
    43,000,000    BARCLAYS BANK PLC (NEW YORK)+/-                        0.79         11/08/2010        43,000,000
   112,500,000    BARCLAYS BANK PLC (NEW YORK)+/-                        1.00         06/24/2010       112,500,000
    96,000,000    CALYON (NEW YORK)                                      0.28         02/11/2010        96,000,000
    18,000,000    CALYON (NEW YORK)+/-                                   0.32         06/29/2010        17,980,440
    54,600,000    CALYON (NEW YORK)                                      0.55         03/22/2010        54,608,385
    65,000,000    CALYON (NEW YORK)                                      0.61         02/05/2010        65,002,374
    56,500,000    CALYON (NEW YORK)                                      0.66         02/01/2010        56,500,000
    70,500,000    CREDIT AGRICOLE SA                                     0.20         02/02/2010        70,500,000
   107,000,000    DEXIA CREDIT LOCAL SA (NEW YORK)                       0.31         02/16/2010       107,002,287
    60,000,000    DEXIA CREDIT LOCAL SA (NEW YORK)                       0.32         01/26/2010        60,000,933
    75,000,000    LLOYDS TSB BANK PLC (NEW YORK)+/-                      0.37         05/10/2010        75,000,000
   102,500,000    LLOYDS TSB BANK PLC (NEW YORK)+/-                      0.47         11/12/2010       102,500,000
   150,000,000    LLOYDS TSB BANK PLC (NEW YORK)+/-                      0.53         07/26/2010       150,000,000
    20,000,000    NATIONAL AUSTRALIA BANK                                0.28         01/11/2010        19,999,999
    49,000,000    NATIXIS (NEW YORK)                                     0.23         12/24/2009        49,000,000
    86,000,000    NATIXIS (NEW YORK)                                     0.30         02/26/2010        86,000,000
    67,000,000    NATIXIS (NEW YORK)                                     0.30         03/02/2010        67,000,000
    29,000,000    RABOBANK NEDERLAND NV (NEW YORK)+/-                    0.24         10/19/2010        29,000,000
    35,000,000    RABOBANK NEDERLAND NV (NEW YORK)                       0.29         01/25/2010        35,000,000
   100,000,000    ROYAL BANK OF SCOTLAND (NEW YORK)                      0.47         01/19/2010       100,000,000
   130,000,000    ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-               0.85         07/16/2010       130,000,000
   162,000,000    SOCIETE GENERALE (NEW YORK)+/-                         0.13         04/05/2010       162,000,000
    47,000,000    SOCIETE GENERALE (NEW YORK)+/-SS.                      0.38         05/05/2011        47,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $2,211,997,604)                                                  2,211,997,604
                                                                                                   ---------------

COMMERCIAL PAPER: 57.33%
    10,000,000    ACTS RETIREMENT-LIFE~                                  0.40         12/01/2009        10,000,000
     9,000,000    ALPINE SECURITIZATION~++(P)                            0.18         12/10/2009         8,999,595
    14,000,000    AMSTEL FUNDING CORPORATION~++(P)                       1.00         12/08/2009        13,997,278
    13,000,000    AMSTEL FUNDING CORPORATION~++(P)                       1.05         12/10/2009        12,996,588
    55,000,000    AMSTEL FUNDING CORPORATION~++(P)                       1.15         12/17/2009        54,971,889
    58,000,000    AMSTEL FUNDING CORPORATION~++(P)                       1.25         12/18/2009        57,965,764
    51,000,000    AMSTEL FUNDING CORPORATION~++(P)                       1.30         12/11/2009        50,981,583
   132,000,000    AMSTEL FUNDING CORPORATION~++(P)                       1.75         01/28/2010       131,627,833
    22,000,000    AMSTERDAM FUNDING CORPORATION~++(P)                    0.25         01/15/2010        21,993,125
     2,000,000    AMSTERDAM FUNDING CORPORATION~++(P)                    0.25         02/05/2010         1,999,083
    27,000,000    AMSTERDAM FUNDING CORPORATION~++(P)                    0.26         12/15/2009        26,997,270
    31,000,000    AMSTERDAM FUNDING CORPORATION~++(P)                    0.28         01/11/2010        30,990,114
    34,000,000    AMSTERDAM FUNDING CORPORATION~++(P)                    0.30         02/10/2010        33,979,883
    60,000,000    AMSTERDAM FUNDING CORPORATION~++(P)                    0.30         02/12/2010        59,963,500
    10,000,000    AMSTERDAM FUNDING CORPORATION~++(P)                    0.32         02/01/2010         9,994,489
     9,000,000    ANTALIS US FUNDING CORPORATION~++(P)                   0.20         12/30/2009         8,998,550
    22,000,000    ANTALIS US FUNDING CORPORATION~++(P)                   0.20         12/31/2009        21,996,333
     5,100,000    ANTALIS US FUNDING CORPORATION~++(P)                   0.21         12/16/2009         5,099,554
    14,000,000    ANTALIS US FUNDING CORPORATION~++(P)                   0.21         12/18/2009        13,998,612
     1,000,000    ANTALIS US FUNDING CORPORATION~++(P)                   0.24         01/08/2010           999,747
     2,000,000    ANTALIS US FUNDING CORPORATION~++(P)                   0.25         01/07/2010         1,999,486
    29,000,000    ANTALIS US FUNDING CORPORATION~++(P)                   0.26         01/19/2010        28,989,737
    21,000,000    ANTALIS US FUNDING CORPORATION~++(P)                   0.27         12/16/2009        20,997,638
    25,000,000    ANTALIS US FUNDING CORPORATION~++(P)                   0.27         01/04/2010        24,993,625
     9,900,000    ANTALIS US FUNDING CORPORATION~++(P)                   0.27         01/12/2010         9,896,882
    33,500,000    ANZ NATIONAL (INTERNATIONAL) LIMITED~++                0.25         02/08/2010        33,483,948
    40,000,000    ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++              0.39         10/20/2010        40,000,000
     7,000,000    ARABELLA FINANCE LLC~++(P)                             0.40         12/04/2009         6,999,767
    11,000,000    ARABELLA FINANCE LLC~++(P)                             0.45         12/09/2009        10,999,038
     9,000,000    ASB FINANCE LIMITED (LONDON)~++                        0.33         12/02/2009         8,999,918
    36,000,000    ASB FINANCE LIMITED (LONDON)~++                        0.54         03/08/2010        35,947,620
   175,000,000    ASB FINANCE LIMITED (LONDON)+/-++                      0.82         06/16/2010       175,000,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                      INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$   30,000,000    ASB FINANCE LIMITED (LONDON)+/-++                      1.06%        07/09/2010   $    30,000,000
    49,000,000    ASPEN FUNDING CORPORATION~++(P)                        0.18         12/30/2009        48,992,895
    16,000,000    ASPEN FUNDING CORPORATION~++(P)                        0.19         12/14/2009        15,998,902
    36,000,000    ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)        0.18         12/08/2009        35,998,740
    50,000,000    ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)        0.18         12/11/2009        49,997,500
    21,000,000    ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)        0.19         01/12/2010        20,995,345
     9,000,000    ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)        0.20         02/12/2010         8,996,350
     2,000,000    ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)        0.21         01/05/2010         1,999,592
     2,000,000    ATLANTIS ONE FUNDING~++(P)                             0.23         01/29/2010         1,999,246
    56,000,000    ATLANTIS ONE FUNDING~++(P)                             0.23         02/10/2010        55,974,597
    74,325,000    ATLANTIS ONE FUNDING~++(P)                             0.29         01/20/2010        74,295,064
     6,000,000    AUTOBAHN FUNDING COMPANY LLC~++(P)                     0.23         12/14/2009         5,999,502
    12,000,000    AUTOBAHN FUNDING COMPANY LLC~++(P)                     0.27         01/07/2010        11,996,670
    17,000,000    AUTOBAHN FUNDING COMPANY LLC~++(P)                     0.27         01/11/2010        16,994,773
    42,700,000    BANCO BILBAO VIZCAYA (LONDON)~++                       0.24         01/19/2010        42,686,051
    50,000,000    BANCO BILBAO VIZCAYA (LONDON)~++                       0.30         04/22/2010        49,940,833
    13,373,247    BANK OF AMERICA NA~                                    0.23         01/13/2010        13,369,573
    14,084,825    BANK OF AMERICA NA~                                    0.23         01/14/2010        14,080,866
    10,549,623    BANK OF AMERICA NA                                     0.23         02/08/2010        10,544,972
     3,000,000    BANK OF AMERICA NA~                                    0.33         04/08/2010         2,996,480
     9,000,000    BANK OF AMERICA NA~                                    0.33         05/24/2010         8,985,645
     2,000,000    BANK OF AMERICA NA                                     0.35         05/18/2010         1,996,733
     1,000,000    BANK OF AMERICA NA                                     0.35         05/24/2010           998,308
     9,264,900    BANK OF AMERICA NA~                                    0.40         04/08/2010         9,251,723
     4,000,000    BANK OF AMERICA NA~                                    0.65         02/16/2010         3,994,439
   100,000,000    BARCLAYS US FUNDING LLC~                               0.64         03/01/2010        99,840,000
    25,593,000    BARTON CAPITAL LLC~++(P)                               0.25         01/19/2010        25,584,291
    46,399,000    BARTON CAPITAL LLC~++(P)                               0.27         01/14/2010        46,383,688
    13,000,000    BARTON CAPITAL LLC~++(P)                               0.28         01/07/2010        12,996,259
    42,000,000    BASF SE CORPORATION~++(P)                              0.60         12/17/2009        41,988,800
    18,000,000    BEETHOVEN FUNDING CORPORATION~++(P)                    0.50         12/16/2009        17,996,250
     5,000,000    BEETHOVEN FUNDING CORPORATION~++(P)                    0.60         12/04/2009         4,999,750
    11,000,000    BEETHOVEN FUNDING CORPORATION~++(P)                    0.60         12/09/2009        10,998,533
    24,000,000    BELMONT FUNDING LLC~++(P)                              0.50         12/01/2009        24,000,000
    13,000,000    BELMONT FUNDING LLC~++(P)                              0.50         12/03/2009        12,999,639
    27,900,000    BG ENERGY FINANCE INCORPORATED~++                      0.27         12/15/2009        27,897,071
     8,000,000    BG ENERGY FINANCE INCORPORATED~++                      0.27         01/22/2010         7,996,880
    14,000,000    BG ENERGY FINANCE INCORPORATED~++                      0.27         01/27/2010        13,994,015
     8,000,000    BG ENERGY FINANCE INCORPORATED~++                      0.28         01/21/2010         7,996,827
    10,000,000    BG ENERGY FINANCE INCORPORATED~++                      0.30         01/04/2010         9,997,167
    19,000,000    BNZ INTERNATIONAL FUNDING~++                           0.26         03/04/2010        18,987,238
    14,000,000    BNZ INTERNATIONAL FUNDING~++                           0.28         01/19/2010        13,994,664
    28,000,000    BNZ INTERNATIONAL FUNDING~++                           0.30         01/25/2010        27,987,167
    33,000,000    BNZ INTERNATIONAL FUNDING~++                           0.30         04/09/2010        32,964,525
    41,000,000    BRYANT PARK FUNDING LLC~++(P)                          0.20         12/01/2009        41,000,000
    57,000,000    CAFCO LLC~++                                           0.25         01/25/2010        56,978,229
     7,000,000    CAFCO LLC~++                                           0.26         12/02/2009         6,999,949
    18,400,000    CAFCO LLC~++                                           0.26         12/04/2009        18,399,601
    31,393,000    CALYON NORTH AMERICA INCORPORATED~                     0.26         02/01/2010        31,378,943
    32,600,000    CANCARA ASSET SECURITIZATION LLC~++(P)                 0.27         02/11/2010        32,582,396
    27,000,000    CANCARA ASSET SECURITIZATION LLC~++(P)                 0.30         01/06/2010        26,991,900
    17,000,000    CANCARA ASSET SECURITIZATION LLC~++(P)                 0.30         01/11/2010        16,994,192
    10,000,000    CANCARA ASSET SECURITIZATION LLC~++(P)                 0.30         01/12/2010         9,996,500
     2,000,000    CANCARA ASSET SECURITIZATION LLC~++(P)                 0.30         01/15/2010         1,999,250
     8,000,000    CANCARA ASSET SECURITIZATION LLC~++(P)                 0.30         01/19/2010         7,996,733
    31,000,000    CANCARA ASSET SECURITIZATION LLC~++(P)                 0.32         12/10/2009        30,997,520
    51,000,000    CANCARA ASSET SECURITIZATION LLC~++(P)                 0.35         01/20/2010        50,975,208
    10,000,000    CANCARA ASSET SECURITIZATION LLC~++(P)                 0.95         12/08/2009         9,998,153
   137,000,000    CANCARA ASSET SECURITIZATION LLC~++(P)                 0.95         12/23/2009       136,920,464
    26,000,000    CANCARA ASSET SECURITIZATION LLC~++(P)                 0.95         12/29/2009        25,980,789
     8,500,000    CHARIOT FUNDING LLC~++(P)                              0.23         12/21/2009         8,498,914
    18,000,000    CHARTA LLC~++                                          0.24         03/09/2010        17,988,240

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                      INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$   67,000,000    CHARTA LLC~++                                          0.25%        02/08/2010   $    66,967,896
    27,000,000    CHARTA LLC~++                                          0.26         01/06/2010        26,992,980
    56,900,000    CHARTA LLC~++                                          0.27         12/09/2009        56,896,586
    25,000,000    CHARTA LLC~++                                          0.27         01/15/2010        24,991,563
    37,000,000    CHARTA LLC~++                                          0.27         01/19/2010        36,986,403
    15,000,000    CIESCO LLC~++                                          0.23         02/16/2010        14,992,621
    64,000,000    CIESCO LLC~++(P)                                       0.25         01/12/2010        63,981,333
     2,000,000    CIESCO LLC~++(P)                                       0.25         02/02/2010         1,999,125
    32,500,000    CIESCO LLC~++(P)                                       0.26         01/06/2010        32,491,550
    10,000,000    CITIBANK CREDIT CARD ISSUANCE TRUST~++                 0.25         02/09/2010         9,995,139
    65,000,000    CITIBANK CREDIT CARD ISSUANCE TRUST~++                 0.26         02/18/2010        64,962,914
    50,000,000    CITIBANK CREDIT CARD ISSUANCE TRUST~++                 0.28         01/05/2010        49,986,389
    14,000,000    CITIBANK CREDIT CARD ISSUANCE TRUST~++                 0.28         01/06/2010        13,996,080
     7,500,000    CITIBANK CREDIT CARD ISSUANCE TRUST~++                 0.29         01/05/2010         7,497,885
    38,700,000    CITIBANK CREDIT CARD ISSUANCE TRUST~++                 0.30         01/05/2010        38,688,713
    28,000,000    CLIPPER RECEIVABLES COMPANY LLC~++(P)                  0.18         12/14/2009        27,998,180
    20,000,000    CLIPPER RECEIVABLES COMPANY LLC~++(P)                  0.25         12/15/2009        19,998,056
    16,500,000    CLIPPER RECEIVABLES COMPANY LLC~++(P)                  0.27         12/18/2009        16,497,896
    32,000,000    CLIPPER RECEIVABLES COMPANY LLC~++(P)                  0.28         01/12/2010        31,989,547
    59,500,000    CLIPPER RECEIVABLES COMPANY LLC~++(P)                  0.33         02/08/2010        59,462,366
   106,000,000    CLIPPER RECEIVABLES COMPANY LLC~++(P)                  0.35         02/02/2010       105,935,075
    50,000,000    COMMERZBANK US FINANCE~                                0.19         12/04/2009        49,999,208
    50,000,000    COMMERZBANK US FINANCE~                                0.20         12/02/2009        49,999,722
    14,000,000    COMMERZBANK US FINANCE~                                0.20         12/07/2009        13,999,533
    52,000,000    CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                0.55         12/01/2009        52,000,000
    41,750,000    CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                0.55         01/13/2010        41,722,573
    70,500,000    CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                0.68         12/01/2009        70,500,000
    16,000,000    CRC FUNDING LLC~++(P)                                  0.17         12/16/2009        15,998,867
    24,000,000    CRC FUNDING LLC~++(P)                                  0.19         12/04/2009        23,999,620
     8,000,000    CRC FUNDING LLC~++(P)                                  0.26         01/06/2010         7,997,920
    53,250,000    CRC FUNDING LLC~++(P)                                  0.27         12/09/2009        53,246,805
    25,000,000    CRC FUNDING LLC~++(P)                                  0.27         01/15/2010        24,991,563
    61,000,000    CRC FUNDING LLC~++(P)                                  0.27         01/20/2010        60,977,125
     2,000,000    CROWN POINT CAPITAL COMPANY~++(P)                      0.55         12/18/2009         1,999,481
    53,000,000    CROWN POINT CAPITAL COMPANY~++(P)                      0.55         01/08/2010        52,969,231
    80,000,000    CROWN POINT CAPITAL COMPANY~++(P)                      0.55         01/13/2010        79,947,444
   139,000,000    CROWN POINT CAPITAL COMPANY~++(P)                      0.56         02/05/2010       138,857,293
    20,000,000    DANSKE CORPORATION~++                                  0.25         01/11/2010        19,994,419
    71,035,000    DANSKE CORPORATION~++                                  0.25         12/29/2009        71,021,188
    54,750,000    DANSKE CORPORATION~++                                  0.53         01/15/2010        54,713,728
   145,000,000    DNB NOR BANK ASA~++                                    0.30         01/25/2010       144,933,542
    16,000,000    E.ON AG~++                                             0.26         02/17/2010        15,990,987
     1,000,000    E.ON AG~++                                             0.27         01/19/2010           999,633
    21,000,000    E.ON AG~++                                             0.40         12/23/2009        20,994,867
     3,000,000    EBBETS FUNDING LLC~++(P)                               0.55         12/03/2009         2,999,908
    53,400,000    EBBETS FUNDING LLC~++(P)                               0.57         12/17/2009        53,386,472
    17,000,000    EBBETS FUNDING LLC~++(P)                               0.57         12/18/2009        16,995,424
    29,000,000    EBBETS FUNDING LLC~++(P)                               0.62         01/08/2010        28,981,021
    40,000,000    EKSPORTFINANS ASA~++                                   0.27         01/13/2010        39,987,100
    37,000,000    EKSPORTFINANS ASA~++                                   0.27         01/20/2010        36,986,125
    84,700,000    EKSPORTFINANS ASA~++                                   0.30         01/07/2010        84,673,884
    39,000,000    ELYSIAN FUNDING LLC~++(P)                              0.50         12/03/2009        38,998,917
    32,000,000    ENTERPRISE FUNDING LLC~++(P)                           0.27         12/22/2009        31,994,960
     9,000,000    ENTERPRISE FUNDING LLC~++(P)                           0.30         12/22/2009         8,998,425
    14,612,000    ENTERPRISE FUNDING LLC~++(P)                           0.42         01/11/2010        14,605,011
    14,000,000    ERASMUS CAPITAL CORPORATION~++(P)                      0.20         12/14/2009        13,998,989
     5,000,000    ERASMUS CAPITAL CORPORATION~++(P)                      0.22         12/02/2009         4,999,969
    14,000,000    ERASMUS CAPITAL CORPORATION~++(P)                      0.23         12/07/2009        13,999,463
     4,152,000    ERASMUS CAPITAL CORPORATION~++(P)                      0.32         01/08/2010         4,150,598
    25,000,000    FAIRWAY FINANCE CORPORATION~++(P)                      0.28         01/06/2010        24,993,000
    50,000,000    FORTIS FUNDING LLC~++                                  0.20         12/03/2009        49,999,444
    50,000,000    FORTIS FUNDING LLC~++                                  0.20         12/23/2009        49,993,889
    52,000,000    FORTIS FUNDING LLC~++                                  0.20         12/28/2009        51,992,200

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                      INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$    9,000,000    GDF SUEZ~++(P)                                         0.19%        12/02/2009   $     8,999,953
    24,000,000    GDF SUEZ~++(P)                                         0.19         12/08/2009        23,999,113
     3,000,000    GDF SUEZ~++(P)                                         0.20         12/03/2009         2,999,967
     5,000,000    GDF SUEZ~++(P)                                         0.20         12/04/2009         4,999,917
    10,000,000    GDF SUEZ~++(P)                                         0.20         12/09/2009         9,999,556
     8,000,000    GDF SUEZ~++(P)                                         0.20         12/11/2009         7,999,556
    41,000,000    GDF SUEZ~++(P)                                         0.20         12/23/2009        40,994,989
    28,600,000    GDF SUEZ~++(P)                                         0.20         12/30/2009        28,595,392
     7,000,000    GEMINI SECURITIES CORPORATION LLC~++(P)                0.18         12/10/2009         6,999,685
    11,000,000    GEMINI SECURITIES CORPORATION LLC~++(P)                0.24         12/11/2009        10,999,267
    49,289,000    GOTHAM FUNDING CORPORATION~++(P)                       0.18         12/15/2009        49,285,550
    13,000,000    GOTHAM FUNDING CORPORATION~++(P)                       0.18         12/16/2009        12,999,025
     1,754,000    GOTHAM FUNDING CORPORATION~++(P)                       0.19         12/04/2009         1,753,972
    12,000,000    GOVCO LLC~++                                           0.26         01/26/2010        11,995,147
    29,000,000    GOVCO LLC~++                                           0.26         01/27/2010        28,988,062
    22,000,000    GOVCO LLC~++                                           0.27         12/22/2009        21,996,535
    53,400,000    GOVCO LLC~++                                           0.28         12/17/2009        53,393,355
   120,750,000    GRAMPIAN FUNDING LLC~++(P)                             0.31         02/22/2010       120,663,697
    14,000,000    GRAMPIAN FUNDING LLC~++(P)                             0.32         02/16/2010        13,990,418
    17,750,000    GRAMPIAN FUNDING LLC~++(P)                             0.32         02/17/2010        17,737,693
    58,000,000    GRAMPIAN FUNDING LLC~++(P)                             0.32         02/19/2010        57,958,756
    11,000,000    GRAMPIAN FUNDING LLC~++(P)                             0.35         01/21/2010        10,994,546
    17,500,000    GRAMPIAN FUNDING LLC~++(P)                             0.35         01/22/2010        17,491,153
    45,000,000    GRAMPIAN FUNDING LLC~++(P)                             0.38         01/13/2010        44,979,575
    28,000,000    GRAMPIAN FUNDING LLC~++(P)                             0.41         01/07/2010        27,988,201
    42,000,000    GRAMPIAN FUNDING LLC~++(P)                             0.41         01/08/2010        41,981,823
    32,000,000    GROUPE BPCE~++(P)                                      0.25         02/05/2010        31,985,333
    57,000,000    GROUPE BPCE~++(P)                                      0.26         02/16/2010        56,968,302
    14,800,000    ICICI BANK LIMITED (BAHRAIN)~                          0.80         03/09/2010        14,767,769
    65,000,000    ING USA FUNDING LLC~                                   0.18         12/21/2009        64,993,500
    28,000,000    ING USA FUNDING LLC~                                   0.30         01/22/2010        27,987,867
    58,000,000    ING USA FUNDING LLC~                                   0.30         01/29/2010        57,971,483
    13,000,000    ING USA FUNDING LLC~                                   0.30         02/03/2010        12,993,067
   106,000,000    ING USA FUNDING LLC~                                   0.32         01/29/2010       105,944,409
    37,000,000    ING USA FUNDING LLC~                                   0.50         12/08/2009        36,996,403
    51,000,000    IRISH LIFE & PERMANENT~++                              0.58         12/01/2009        51,000,000
     5,000,000    JPMORGAN CHASE BANK~                                   0.20         01/04/2010         4,999,056
    15,000,000    KITTY HAWK FUNDING CORPORATION~++(P)                   0.22         02/08/2010        14,993,675
     6,582,000    KITTY HAWK FUNDING CORPORATION~++(P)                   0.25         01/21/2010         6,579,669
     5,000,000    KITTY HAWK FUNDING CORPORATION~++(P)                   0.25         02/08/2010         4,997,604
    71,750,000    LEXINGTON PARKER CAPITAL~++(P)                         0.55         12/03/2009        71,747,808
    15,000,000    LEXINGTON PARKER CAPITAL~++(P)                         0.55         12/18/2009        14,996,104
    50,000,000    LEXINGTON PARKER CAPITAL~++(P)                         0.55         01/15/2010        49,965,625
    10,000,000    LIBERTY STREET FUNDING LLC~++(P)                       0.23         01/25/2010         9,996,486
   117,000,000    LMA AMERICAS LLC~++(P)                                 0.18         12/17/2009       116,990,640
     7,000,000    LMA AMERICAS LLC~++(P)                                 0.19         12/21/2009         6,999,261
    35,000,000    LOS ANGELES AIRPORT DEPARTMENT~                        0.50         12/04/2009        34,998,542
    20,000,000    LOUIS DREYFUS CORPORATION~(P)                          0.30         12/04/2009        19,999,500
     8,000,000    LOUIS DREYFUS CORPORATION~(P)                          0.40         01/08/2010         7,996,622
    12,000,000    LOUIS DREYFUS CORPORATION~(P)                          0.40         01/08/2010        11,994,933
     2,000,000    LOUIS DREYFUS CORPORATION~(P)                          0.40         02/04/2010         1,998,556
     9,000,000    MANHATTAN ASSET FUNDING COMPANY~++(P)                  0.20         12/18/2009         8,999,150
     3,000,000    MARKET STREET FUNDING LLC~++(P)                        0.18         12/08/2009         2,999,895
    20,000,000    MATCHPOINT MASTER TRUST~++(P)                          0.17         12/29/2009        19,997,356
    13,000,000    MATCHPOINT MASTER TRUST~++(P)                          0.20         12/17/2009        12,998,844
    15,000,000    MATCHPOINT MASTER TRUST~++(P)                          0.20         12/29/2009        14,997,667
    18,000,000    MATCHPOINT MASTER TRUST~++(P)                          0.24         01/05/2010        17,995,800
    28,000,000    MATCHPOINT MASTER TRUST~++(P)                          0.24         01/13/2010        27,991,973
    20,065,000    MATCHPOINT MASTER TRUST~++(P)                          0.24         01/19/2010        20,058,445
    21,000,000    METLIFE SHORT TERM FUND~++(P)                          0.25         02/24/2010        20,987,604
     1,000,000    METLIFE SHORT TERM FUND~++(P)                          0.26         02/22/2010           999,401
     8,000,000    METLIFE SHORT TERM FUND~++(P)                          0.29         02/16/2010         7,995,038

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                      INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$   95,700,000    METLIFE SHORT TERM FUND~++(P)                          0.30%        02/08/2010   $    95,644,972
    39,000,000    METLIFE SHORT TERM FUND~++(P)                          0.45         01/13/2010        38,979,038
    19,000,000    METLIFE SHORT TERM FUND~++(P)                          0.50         01/15/2010        18,988,125
     2,250,000    MONT BLANC CAPITAL CORPORATION~++(P)                   0.20         12/07/2009         2,249,925
    11,000,000    MONT BLANC CAPITAL CORPORATION~++(P)                   0.20         01/26/2010        10,996,578
    16,900,000    MONT BLANC CAPITAL CORPORATION~++(P)                   0.25         01/04/2010        16,896,010
     3,000,000    MONT BLANC CAPITAL CORPORATION~++(P)                   0.25         02/04/2010         2,998,646
    16,000,000    MONT BLANC CAPITAL CORPORATION~++(P)                   0.26         01/14/2010        15,994,916
    26,000,000    MONT BLANC CAPITAL CORPORATION~++(P)                   0.27         12/14/2009        25,997,465
    46,000,000    NATIONAL BANK CANADA (NEW YORK)~                       0.30         01/21/2010        45,980,450
     8,000,000    NATIONAL BANK CANADA (NEW YORK)~                       0.30         01/25/2010         7,996,333
    71,400,000    NATIONWIDE BUILDING SOCIETY~++                         0.29         01/14/2010        71,374,693
    17,000,000    NATIONWIDE BUILDING SOCIETY~++                         0.30         12/28/2009        16,996,175
    51,000,000    NATIONWIDE BUILDING SOCIETY~++                         0.30         01/15/2010        50,980,875
    35,000,000    NATIONWIDE BUILDING SOCIETY~++                         0.47         01/15/2010        34,979,437
    70,000,000    NATIONWIDE BUILDING SOCIETY~++                         0.50         12/28/2009        69,973,750
    25,000,000    NATIONWIDE BUILDING SOCIETY~++                         0.50         03/22/2010        24,961,458
    20,000,000    NATIONWIDE BUILDING SOCIETY~++                         0.51         05/06/2010        19,955,800
    34,000,000    NATIXIS US FINANCE COMPANY~                            0.22         12/16/2009        33,996,883
    51,000,000    NATIXIS US FINANCE COMPANY~                            0.23         12/21/2009        50,993,483
    50,000,000    NATIXIS US FINANCE COMPANY~                            0.23         12/22/2009        49,993,292
    19,000,000    NATIXIS US FINANCE COMPANY~                            0.30         02/23/2010        18,986,700
    35,000,000    NATIXIS US FINANCE COMPANY~                            0.30         03/02/2010        34,973,458
     1,000,000    NEWPORT FUNDING CORPORATION~++(P)                      0.18         12/22/2009           999,895
    16,000,000    NEWPORT FUNDING CORPORATION~++(P)                      0.19         01/13/2010        15,996,369
    37,000,000    NIEUW AMSTERDAM RECEIVABLES~++(P)                      0.26         01/14/2010        36,988,242
    14,000,000    OAKLAND-ALAMEDA COUNTY                                 0.35         12/01/2009        14,000,000
    23,000,000    OLD LINE FUNDING LLC~++(P)                             0.26         02/11/2010        22,988,040
    10,000,000    PORT OF OAKLAND CALIFORNIA~                            0.25         12/10/2009         9,999,375
     7,000,000    PRUDENTIAL PLC~++                                      0.28         03/01/2010         6,995,100
    29,500,000    PRUDENTIAL PLC~++                                      0.46         01/20/2010        29,481,153
    44,750,000    PRUDENTIAL PLC~++                                      0.50         01/04/2010        44,728,868
    23,000,000    RANGER FUNDING CO LLC~++(P)                            0.25         01/22/2010        22,991,694
    11,000,000    RANGER FUNDING COMPANY LLC~++(P)                       0.24         02/12/2010        10,994,647
    32,000,000    RANGER FUNDING COMPANY LLC~++(P)                       0.25         01/20/2010        31,988,889
    47,000,000    RANGER FUNDING COMPANY LLC~++(P)                       0.27         01/20/2010        46,982,375
    85,000,000    RANGER FUNDING COMPANY LLC~++(P)                       0.34         12/02/2009        84,999,197
    34,491,000    REGENCY MARKETS #1 LLC~++(P)                           0.18         12/04/2009        34,490,483
    37,000,000    RHEIN-MAIN SECURITY LIMITED~++(P)                      0.30         01/15/2010        36,986,125
   152,820,000    RHEIN-MAIN SECURITY LIMITED~++(P)                      0.35         02/16/2010       152,705,598
     5,000,000    RHEIN-MAIN SECURITY LIMITED~++(P)                      0.35         02/22/2010         4,995,965
     7,000,000    RHEINGOLD SECURITIZATION~++(P)                         0.28         12/10/2009         6,999,510
    35,000,000    RHEINGOLD SECURITIZATION~++(P)                         0.35         12/16/2009        34,994,896
    67,750,000    RHEINGOLD SECURITIZATION~++(P)                         0.35         02/12/2010        67,701,916
    21,000,000    RHEINGOLD SECURITIZATION~++(P)                         0.40         01/11/2010        20,990,433
    22,000,000    RHEINGOLD SECURITIZATION~++(P)                         0.43         12/01/2009        22,000,000
     8,000,000    ROMULUS FUNDING CORPORATION~++(P)                      0.32         01/08/2010         7,997,298
    19,000,000    ROMULUS FUNDING CORPORATION~++(P)                      0.33         12/15/2009        18,997,562
     2,000,000    ROMULUS FUNDING CORPORATION~++(P)                      0.35         12/18/2009         1,999,669
   192,000,000    SAN PAOLO IMI US FINANCIAL COMPANY~                    0.25         12/23/2009       191,971,253
    75,000,000    SANTANDER CENTRAL HISPANO FINANCE (DELAWARE)
                    INCORPORATED~                                        0.60         06/15/2010        74,755,000
    62,000,000    SANTANDER CENTRAL HISPANO FINANCE (DELAWARE)
                    INCORPORATED~                                        0.65         12/02/2009        61,998,881
    23,000,000    SCALDIS CAPITAL LLC~++(P)                              0.24         12/07/2009        22,999,080
    51,000,000    SCALDIS CAPITAL LLC~++(P)                              0.24         12/09/2009        50,997,280
    20,000,000    SCALDIS CAPITAL LLC~++(P)                              0.24         12/10/2009        19,998,800
    28,000,000    SCALDIS CAPITAL LLC~++(P)                              0.24         12/17/2009        27,997,013
     7,000,000    SCALDIS CAPITAL LLC~++(P)                              0.25         12/18/2009         6,999,174
    22,000,000    SHEFFIELD RECEIVABLES~++(P)                            0.21         01/20/2010        21,993,583
    35,000,000    SHEFFIELD RECEIVABLES~++(P)                            0.22         02/10/2010        34,984,814
    42,150,000    SHEFFIELD RECEIVABLES~++(P)                            0.23         12/01/2009        42,150,000
    52,000,000    SOCIETE DE PRISE PARTICIPATION DE L'ETAT~++            0.20         02/24/2010        51,975,444
   104,000,000    SOCIETE DE PRISE PARTICIPATION DE L'ETAT~++            0.21         02/26/2010       103,947,220
    50,000,000    SOLITAIRE FUNDING LLC~++(P)                            0.29         02/18/2010        49,968,181

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                      INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$   50,000,000    SOLITAIRE FUNDING LLC~++(P)                            0.29%        02/22/2010   $    49,966,569
    69,500,000    SOLITAIRE FUNDING LLC~++(P)                            0.31         01/19/2010        69,470,675
    20,000,000    SOLITAIRE FUNDING LLC~++(P)                            0.31         01/20/2010        19,991,389
    39,000,000    SOLITAIRE FUNDING LLC~++(P)                            0.33         03/19/2010        38,961,390
     3,000,000    SOLITAIRE FUNDING LLC~++(P)                            0.34         01/08/2010         2,998,923
    23,000,000    SOLITAIRE FUNDING LLC~++(P)                            0.38         01/04/2010        22,991,746
    12,000,000    STARBIRD FUNDING CORPORATION~++(P)                     0.15         12/01/2009        12,000,000
    12,000,000    STARBIRD FUNDING CORPORATION~++(P)                     0.18         12/14/2009        11,999,220
    16,000,000    STARBIRD FUNDING CORPORATION~++(P)                     0.20         12/07/2009        15,999,467
    12,000,000    STARBIRD FUNDING CORPORATION~++(P)                     0.23         01/21/2010        11,996,090
    56,000,000    STARBIRD FUNDING CORPORATION~++(P)                     0.24         01/15/2010        55,983,200
    51,000,000    SUMITOMO TRUST & BANK (NEW YORK)~                      0.21         12/18/2009        50,994,942
     9,000,000    SURREY FUNDING CORPORATION~++(P)                       0.21         02/17/2010         8,995,905
    34,000,000    SURREY FUNDING CORPORATION~++(P)                       0.24         01/11/2010        33,990,707
    28,000,000    SWEDBANK AB~++                                         0.54         12/02/2009        27,999,580
    81,000,000    SWEDBANK AB~++                                         0.55         12/15/2009        80,982,675
    64,000,000    SWEDBANK AB~++                                         0.55         12/22/2009        63,979,467
   103,750,000    SWEDBANK AB~++                                         0.56         12/17/2009       103,724,178
    74,000,000    SWEDBANK AB~++                                         0.87         02/09/2010        73,874,817
    74,000,000    SWEDBANK AB~++                                         0.89         02/16/2010        73,859,133
    16,000,000    TASMAN FUNDING INCORPORATED~++(P)                      0.23         01/14/2010        15,995,502
    34,000,000    TASMAN FUNDING INCORPORATED~++(P)                      0.24         12/15/2009        33,996,827
     3,034,000    TASMAN FUNDING INCORPORATED~++(P)                      0.30         01/12/2010         3,032,938
    25,000,000    TASMAN FUNDING INCORPORATED~++(P)                      0.31         01/15/2010        24,990,312
    24,000,000    THAMES ASSET GLOBAL SECURITIES~++(P)                   0.18         12/18/2009        23,997,960
    12,000,000    THAMES ASSET GLOBAL SECURITIES~++(P)                   0.23         01/15/2010        11,996,550
    28,000,000    THAMES ASSET GLOBAL SECURITIES~++(P)                   0.23         01/25/2010        27,990,161
    27,000,000    THAMES ASSET GLOBAL SECURITIES~++(P)                   0.23         01/29/2010        26,989,823
     6,307,000    THAMES ASSET GLOBAL SECURITIES~++(P)                   0.24         02/08/2010         6,304,099
    21,741,000    THAMES ASSET GLOBAL SECURITIES~++(P)                   0.25         01/07/2010        21,735,414
    22,900,000    THAMES ASSET GLOBAL SECURITIES~++(P)                   0.25         01/19/2010        22,892,208
    33,084,000    THAMES ASSET GLOBAL SECURITIES~++(P)                   0.26         12/14/2009        33,080,894
     9,000,000    THAMES ASSET GLOBAL SECURITIES~++(P)                   0.27         12/18/2009         8,998,853
    38,000,000    THUNDER BAY FUNDING LLC~++(P)                          0.26         01/25/2010        37,984,906
    15,000,000    THUNDER BAY FUNDING LLC~++(P)                          0.30         02/04/2010        14,991,875
    25,017,000    TICONDEROGA FUNDING LLC~++(P)                          0.18         12/09/2009        25,015,999
    39,000,000    TICONDEROGA FUNDING LLC~++(P)                          0.18         12/10/2009        38,998,245
    13,000,000    TOYOTA CRED PUERTO RICO~                               0.19         12/07/2009        12,999,588
    12,000,000    TOYOTA MOTOR CREDIT CORPORATION~                       0.19         12/07/2009        11,999,620
     6,088,000    TULIP FUNDING CORPORATION~++(P)                        0.18         12/10/2009         6,087,726
    11,000,000    TULIP FUNDING CORPORATION~++(P)                        0.18         12/18/2009        10,999,065
    41,410,000    TULIP FUNDING CORPORATION~++(P)                        0.19         12/09/2009        41,408,252
    79,000,000    TULIP FUNDING CORPORATION~++(P)                        0.19         12/16/2009        78,993,746
    42,491,000    TULIP FUNDING CORPORATION~++(P)                        0.25         01/07/2010        42,480,082
    30,000,000    TULIP FUNDING CORPORATION~++(P)                        0.27         12/01/2009        30,000,000
     5,000,000    UBS FINANCE DELAWARE LLC~                              0.60         12/30/2009         4,997,583
    15,000,000    UBS FINANCE DELAWARE LLC~                              0.62         12/30/2009        14,992,508
    80,000,000    UBS FINANCE DELAWARE LLC~                              0.72         12/04/2009        79,995,200
    87,000,000    UNICREDIT DELAWARE INCORPORATED~++                     0.29         03/03/2010        86,935,523
    14,000,000    UNICREDIT DELAWARE INCORPORATED~++                     0.35         12/17/2009        13,997,822
    70,000,000    UNICREDIT DELAWARE INCORPORATED~++                     0.36         01/12/2010        69,971,008
    30,000,000    UNICREDIT DELAWARE INCORPORATED~++                     0.60         12/21/2009        29,990,000
   106,000,000    UNICREDIT DELAWARE INCORPORATED~++                     0.90         12/09/2009       105,978,800
    40,000,000    UNICREDITO ITALIANO BANK IRELAND~++                    0.25         12/07/2009        39,998,333
    45,000,000    UNICREDITO ITALIANO BANK IRELAND~++                    0.43         02/03/2010        44,965,600
    27,000,000    VERSAILLES COMMERCIAL PAPER LLC~++(P)                  0.50         12/11/2009        26,996,250
    27,000,000    VERSAILLES COMMERCIAL PAPER LLC~++(P)                  0.50         12/18/2009        26,993,625
    32,000,000    VERSAILLES COMMERCIAL PAPER LLC~++(P)                  0.55         12/03/2009        31,999,022
    12,000,000    VICTORY RECEIVABLES CORPORATION~++(P)                  0.15         12/01/2009        12,000,000
    13,000,000    VICTORY RECEIVABLES CORPORATION~++(P)                  0.18         12/18/2009        12,998,895
     2,000,000    VICTORY RECEIVABLES CORPORATION~++(P)                  0.19         12/04/2009         1,999,968
     4,096,000    VICTORY RECEIVABLES CORPORATION~++(P)                  0.19         12/08/2009         4,095,849

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                      INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$   17,000,000    VICTORY RECEIVABLES CORPORATION~++(P)                  0.19%        12/10/2009   $    16,999,193
    25,000,000    WESTPAC SECURITIES NZ LIMITED~++                       0.24         12/23/2009        24,996,333
    24,000,000    WESTPAC SECURITIES NZ LIMITED~++                       0.26         02/02/2010        23,989,080
    75,000,000    WESTPAC SECURITIES NZ LIMITED+/-++                     0.31         08/20/2010        75,000,000
    30,500,000    WESTPAC SECURITIES NZ LIMITED+/-++                     0.36         11/05/2010        30,500,000
    19,000,000    WINDMILL FUNDING CORPORATION~++(P)                     0.28         01/05/2010        18,994,828
    14,000,000    WINDMILL FUNDING CORPORATION~++(P)                     0.28         01/11/2010        13,995,536
     8,000,000    WINDMILL FUNDING CORPORATION~++(P)                     0.28         01/15/2010         7,997,200
    17,000,000    WINDMILL FUNDING CORPORATION~++(P)                     0.30         01/15/2010        16,993,625
    56,000,000    WINDMILL FUNDING CORPORATION~++(P)                     0.30         02/10/2010        55,966,867
    32,000,000    WINDMILL FUNDING CORPORATION~++(P)                     0.32         02/01/2010        31,982,364
    22,000,000    YORKTOWN CAPITAL LLC~++(P)                             0.25         01/19/2010        21,992,514
    23,087,000    YORKTOWN CAPITAL LLC~++(P)                             0.25         01/21/2010        23,078,823
     7,000,000    YORKTOWN CAPITAL LLC~++(P)                             0.25         01/22/2010         6,997,472
    34,000,000    YORKTOWN CAPITAL LLC~++(P)                             0.26         01/20/2010        33,987,722
     8,000,000    YORKTOWN CAPITAL LLC~++(P)                             0.28         12/16/2009         7,999,067
    15,086,000    YORKTOWN CAPITAL LLC~++(P)                             0.31         12/16/2009        15,084,051
    27,368,000    YORKTOWN CAPITAL LLC~++(P)                             0.34         12/02/2009        27,367,729

TOTAL COMMERCIAL PAPER (COST $11,421,955,720)                                                       11,421,955,720
                                                                                                   ---------------

CORPORATE BONDS & NOTES: 5.89%
    11,210,000    ACTS RETIREMENT LIFE COMMUNITIES
                    INCORPORATED+/-SS.                                   0.29         11/15/2029        11,210,000
    96,000,000    BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE
                    PROGRAM+/-                                           0.23         02/05/2010        96,000,000
    40,000,000    BBVA US SENIOR SAU+/-++                                0.35         03/12/2010        40,005,417
    24,800,000    CITIBANK NA+/-                                         0.28         07/12/2011        24,822,556
    71,000,000    CITIBANK NA+/-                                         0.33         09/30/2010        71,000,000
   147,100,000    CITIGROUP FUNDING INCORPORATED+/-                      0.20         05/05/2011       147,038,672
   200,000,000    CITIGROUP FUNDING INCORPORATED+/-                      0.38         07/30/2010       200,060,406
   104,000,000    COMMONWEALTH BANK (AUSTRALIA)+/-++                     0.39         06/24/2010       104,000,000
   195,000,000    COMMONWEALTH BANK (AUSTRALIA)+/-++                     0.43         06/04/2010       195,000,000
     4,000,000    CREDIT AGRICOLE SA (LONDON)+/-++                       0.30         05/28/2010         3,996,967
    15,000,000    CREDIT SUISSE USA INCORPORATED+/-                      0.52         01/15/2010        15,005,127
    12,160,000    GBG LLC+/-SS.++                                        0.45         09/01/2027        12,160,000
    13,830,000    LTF REAL ESTATE VRDN I LLC+/-SS.++                     0.35         06/01/2033        13,830,000
    49,150,000    MERRILL LYNCH & COMPANY                                4.79         08/04/2010        50,182,459
    21,000,000    NATIONWIDE BUILDING SOCIETY++                          4.25         02/01/2010        21,133,058
    85,500,000    PNC FUNDING CORPORATION+/-                             0.57         06/22/2011        85,942,016
    26,000,000    SANTANDER US DEBT SA UNIPERSONAL+/-++                  0.33         07/23/2010        25,942,301
     8,000,000    SEARIVER MARITIME INCORPORATED+/-SS.(I)                0.85         10/01/2011         8,000,000
    30,000,000    STATE STREET BANK & TRUST COMPANY SERIES FRN+/-        0.50         09/15/2011        30,137,447
    14,000,000    SWEDISH EXPORT CREDIT CORPORATION                      4.88         01/19/2010        14,087,351
     3,000,000    US CENTRAL FEDERAL CREDIT UNION+/-                     0.28         10/19/2011         3,001,874

TOTAL CORPORATE BONDS & NOTES (COST $1,172,555,651)                                                  1,172,555,651
                                                                                                   ---------------

MEDIUM TERM NOTES: 0.95%
    20,000,000    BNP PARIBAS+/-                                         0.62         03/10/2010        20,020,370
    20,000,000    EKSPORTFINANS A/S+/-                                   0.33         08/03/2010        20,000,000
    35,000,000    EKSPORTFINANS A/S+/-                                   0.70         06/11/2010        35,000,000
    37,000,000    EUROPEAN INVESTMENT BANK                               0.92         01/26/2010        37,032,783
    50,000,000    JPMORGAN CHASE & COMPANY+/-                            0.32         05/07/2010        50,014,641
     2,500,000    THE GOLDMAN SACHS GROUP INCORPORATED                   7.80         01/28/2010         2,526,583
    25,000,000    US BANCORP+/-                                          0.73         06/04/2010        25,058,389

TOTAL MEDIUM TERM NOTES (COST $189,652,766)                                                            189,652,766
                                                                                                   ---------------

MUNICIPAL BONDS & NOTES: 9.76%
    30,600,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                    CALIFORNIA CROSSING APARTMENTS SERIES A
                    (HOUSING REVENUE, FNMA INSURED)+/-SS.                0.26         12/15/2037        30,600,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                      INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES (continued)
$   35,700,000    ABAG FINANCE AUTHORITY FOR NONPROFIT
                  CORPORATION CALIFORNIA OSHMAN FAMILY
                  JEWISH COMMUNITY (ECONOMIC DEVELOPMENT
                  REVENUE, LASALLE NATIONAL BANK NA
                  LOC)+/-SS.                                             0.20%        06/01/2037   $    35,700,000
    23,275,000    ABAG FINANCE AUTHORITY FOR NONPROFIT
                  CORPORATION CASA DE LAS CAMPANAS A
                  (HOSPITAL REVENUE, JPMORGAN CHASE BANK
                  LOC)+/-SS.                                             0.20         09/01/2037        23,275,000
     8,800,000    ALBERMARLE COUNTY VA ECONOMIC
                  DEVELOPMENT AUTHORITY UNIVERSITY
                  VIRGINIA HEALTH SERVICES FOUNDATION
                  (HCFR, BANK OF AMERICA NA LOC)+/-SS.                   0.23         03/01/2039         8,800,000
    17,600,000    ALLIANCE OH HOSPITAL ALLIANCE OBLIGATED
                  GROUP (HCFR, RADIAN INSURED)+/-SS.                     0.24         12/01/2032        17,600,000
    16,775,000    AURORA CO HOSPITAL REF-CHILDRENS
                  HOSPITAL ASSOCIATION PROJECT-B (HFFA
                  REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                             0.35         12/01/2036        16,775,000
    20,500,000    BLOOMINGTON ASSOCIATES MINNESOTA
                  (HOUSING REVENUE, LASALLE NATIONAL
                  BANK NA LOC)+/-SS.                                     0.25         08/01/2037        20,500,000
    20,000,000    CALCASIEU PARISH LA INCORPORATED
                  INDUSTRIAL DEVELOPMENT BOARD
                  ENVIRONMENTAL REVENUE CITGO PETROLEUM
                  CORPORATION (IDR, NATIXIS LOC)+/-SS.                   0.22         07/01/2026        20,000,000
    15,000,000    CALIFORNIA EDUCATIONAL FACILITIES
                  AUTHORITY (COLLEGE & UNIVERSITY REVENUE,
                  BANK OF AMERICA NA LOC)+/-SS.                          0.25         10/01/2043        15,000,000
    16,810,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC
                  DEVELOPMENT BANK JEWISH COMMUNITY CENTER
                  SERIES A (OTHER REVENUE, BANK OF AMERICA
                  NA LOC)+/-SS.                                          0.20         12/01/2031        16,810,000
     8,800,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC
                  DEVELOPMENT BANK ORANGE COUNTY
                  PERFORMING SERIES A (RECREATIONAL
                  FACILITIES REVENUE, BANK OF AMERICA
                  NA LOC)+/-SS.                                          0.23         07/01/2034         8,800,000
     8,000,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC
                  DEVELOPMENT BANK SAGE HILL SCHOOL
                  PROJECT (OTHER REVENUE, AIB GROUP
                  LOC)+/-SS.                                             0.37         06/01/2038         8,000,000
    11,900,000    CALIFORNIA MUNICIPAL FINANCE AUTHORITY
                  ALLIED WASTE NORTH AMERICA SERIES A
                  (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                             0.37         07/01/2024        11,900,000
    12,000,000    CALIFORNIA MUNICIPAL FINANCE AUTHORITY
                  WASTE MANAGEMENT INCORPORATED PROJECT
                  SERIES A (SOLID WASTE REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-SS.                                  0.27         02/01/2019        12,000,000
    53,510,000    CALIFORNIA PCFA PACIFIC GAS & ELECTRIC
                  COMPANY (IDR, JPMORGAN CHASE & COMPANY
                  LOC)+/-SS.                                             0.23         11/01/2026        53,510,000
    22,000,000    CALIFORNIA SERIES I (HFA REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                                  0.32         07/01/2035        22,000,000
    11,395,000    CALIFORNIA STATE DWR POWER SUPPLY
                  REVENUE SERIES C1 (POWER REVENUE, DEXIA
                  CREDIT LOCAL DE FRANCE LOC)+/-SS.                      0.25         05/01/2022        11,395,000
    13,100,000    CALIFORNIA STATE DWR POWER SUPPLY
                  REVENUE SERIES C7 (ELECTRIC, POWER &
                  LIGHTING REVENUE, FIRST SECURITY BANK
                  INSURED)+/-SS.                                         0.30         05/01/2022        13,100,000
    31,600,000    CALIFORNIA STATE DWR POWER SUPPLY SERIES
                  C13 (UTILITIES REVENUE, FIRST SECURITY
                  BANK LOC)+/-SS.                                        0.30         05/01/2022        31,600,000
    48,000,000    CALIFORNIA STATE DWR POWER SUPPLY
                  SUBSERIES G6 (WATER REVENUE, FIRST
                  SECURITY BANK INSURED)+/-SS.                           0.22         05/01/2017        48,000,000
    19,250,000    CALIFORNIA STATEWIDE CDA AZUSA PACIFIC
                  UNIVERSITY PROJECT (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                       0.37         04/01/2039        19,250,000
    14,900,000    CALIFORNIA STATEWIDE CDA DUBLIN RANCH
                  SENIOR APARTMENTS (MFHR, BANK OF AMERICA
                  NA LOC)+/-SS.                                          0.26         12/15/2037        14,900,000
    11,337,000    CALIFORNIA STATEWIDE CDA IVY HILL
                  APARTMENTS PROJECT SERIES I (MFHR, FNMA
                  INSURED)+/-SS.                                         0.28         02/01/2033        11,337,000
     3,000,000    CALIFORNIA STATEWIDE CDA OAKMONT SENIOR
                  LIVING SERIES Y (MFHR, FNMA INSURED)+/-SS.             0.28         08/01/2031         3,000,000
     5,200,000    CALIFORNIA STATEWIDE CDA PRAVILLIONS
                  APARTMENTS SERIES M (MFHR, FNMA
                  INSURED)+/-SS.                                         0.28         08/15/2034         5,200,000
    11,000,000    CAMARILLO CA MFHR HACIENDA DE CAMARILLO
                  PROJECT (MFHR, FNMA INSURED)+/-SS.                     0.27         10/15/2026        11,000,000
    35,000,000    CENTRAL PLAINS NE ENERGY PROJECT NUMBER
                  2 (OTHER REVENUE)+/-SS.                                0.25         08/01/2039        35,000,000
     4,325,000    CLARKSVILLE TN PUBLIC BUILDING AUTHORITY
                  TENNESSEE MUNICIPAL BUILDING FUND (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.                 0.24         07/01/2034         4,325,000
    17,550,000    CLARKSVILLE TN PUBLIC BUILDING AUTHORITY
                  TENNESSEE MUNICIPAL BUILDING FUND (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.                 0.24         11/01/2035        17,550,000
    22,350,000    CLARKSVILLE TN PUBLIC BUILDING AUTHORITY
                  TENNESSEE MUNICIPAL BUILDING FUND (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.                 0.24         02/01/2038        22,350,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                      INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES (continued)
$    9,926,000    COLORADO HOUSING & FINANCE AUTHORITY CLASS
                  I-B1 (HOUSING REVENUE, GO OF AUTHORITY
                  INSURED)+/-SS.                                         0.30%        10/01/2038   $     9,926,000
    23,420,000    COLORADO HOUSING & FINANCE AUTHORITY
                  SERIES C1 (OTHER REVENUE, JPMORGAN CHASE
                  BANK LOC)+/-SS.                                        0.30         11/01/2033        23,420,000
    55,200,000    COLORADO HOUSING & FINANCE AUTHORITY
                  SINGLE TAXABLE CLASS I SERIES A-2
                  (HOUSING REVENUE, DEXIA INSURED)+/-SS.                 0.40         05/01/2038        55,200,000
    53,285,000    COLORADO HOUSING & FINANCE AUTHORITY
                  TAXABLE MULTIFAMILY PROJECT B II
                  (HOUSING REVENUE, FNMA INSURED)+/-SS.                  0.30         05/01/2049        53,285,000
     9,500,000    CONTRA COSTA COUNTY CA CREEKVIEW
                  APARTMENTS SERIES B (MFHR, FHLMC
                  INSURED)+/-SS.                                         0.26         07/01/2036         9,500,000
    46,000,000    COOK COUNTY IL (OTHER REVENUE, HARRIS
                  TRUST SAVINGS BANK LOC)+/-SS.                          0.40         11/01/2030        46,000,000
    17,000,000    COOK COUNTY IL (OTHER REVENUE, NORTHERN
                  TRUST CORPORATION LOC)+/-SS.                           0.40         11/01/2030        17,000,000
   110,000,000    DENVER COMPANY CITY & COUNTY SCHOOL
                  DISTRICT #1 SERIES A (LEASE REVENUE,
                  FIRST SECURITY BANK LOC)+/-SS.                         0.40         12/15/2037       110,000,000
    11,350,000    DICKINSON TX INDEPENDENT SCHOOL DISTRICT
                  SERIES SGA 94 (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED)+/-SS.                0.22         02/15/2028        11,350,000
     8,400,000    DISTRICT OF COLUMBIA THE AMERICAN
                  UNIVERSITY (COLLEGE & UNIVERSITY REVENUE,
                  BANK OF AMERICA NA LOC)+/-SS.                          0.23         10/01/2038         8,400,000
    17,395,000    ESCAMBIA COUNTY FL HEALTH FACILITIES
                  AUTHORITY AZALEA TRACE INCORPORATED
                  SERIES B (HCFR, BANK OF AMERICA NA
                  LOC)+/-SS.                                             0.23         11/15/2029        17,395,000
    21,150,000    FLORIDA MUNICIPAL POWER AGENCY ALL
                  REQUIREMENTS SUPPLY SERIES C (ELECTRIC
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.                 0.23         10/01/2035        21,150,000
    21,600,000    HOUSTON TX UTILITY SYSTEM FIRST LIEN B3
                  (WATER & SEWER REVENUE, BANK OF AMERICA
                  NA LOC)+/-SS.                                          0.27         05/15/2034        21,600,000
    79,800,000    HOUSTON TX UTILITY SYSTEM SERIES B1
                  (WATER REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                             0.27         05/15/2034        79,800,000
    14,000,000    HOUSTON TX UTILITY SYSTEM SERIES B4
                  (WATER & SEWER REVENUE, BANK OF AMERICA
                  NA LOC)+/-SS.                                          0.27         05/15/2034        14,000,000
    27,900,000    HOUSTON TX UTILITY SYSTEM SERIES B5
                  (WATER & SEWER REVENUE, BANK OF AMERICA
                  NA LOC)+/-SS.                                          0.27         05/15/2034        27,900,000
     8,000,000    ILLINOIS FINANCE AUTHORITY BELOIT MEMORIAL
                  HOSPITAL INCORPORATED SERIES A (HOSPITAL
                  REVENUE, RADIAN INSURED)+/-SS.                         0.24         04/01/2036         8,000,000
     8,900,000    ILLINOIS FINANCE AUTHORITY PROVENA HEALTH
                  SERIES B (HOSPITAL REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-SS.                                  0.19         08/15/2044         8,900,000
    29,930,000    KING COUNTY WA HOUSING AUTHORITY SERIES A
                  (HOUSING REVENUE, FHLMC INSURED)+/-SS.                 0.30         07/01/2035        29,930,000
    12,000,000    LOS ANGELES CA BEVERLY PARK APARTMENTS
                  SERIES A (MFHR, FHLMC INSURED)+/-SS.                   0.26         08/01/2018        12,000,000
    15,200,000    LOS ANGELES CA COMMUNITY RDA ACADEMY
                  VILLAGE APARTMENTS SERIES A (MFHR, FHLMC
                  INSURED)+/-SS.                                         0.30         10/01/2019        15,200,000
    17,900,000    LOS ANGELES COUNTY CA HOUSING AUTHORITY
                  MFHR BONDS (HOUSING REVENUE, FHLMC
                  INSURED)+/-SS.                                         0.35         09/01/2030        17,900,000
    23,000,000    LOUISIANA PUBLIC FACILITIES AUTHORITY
                  DYNAMIC FUELS LLC PROJECT (IDR, JPMORGAN
                  CHASE BANK LOC)+/-SS.                                  0.19         10/01/2033        23,000,000
    24,345,000    MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
                  BABSON COLLEGE B (OTHER REVENUE, CITIBANK
                  NA LOC)+/-SS.                                          0.30         10/01/2031        24,345,000
    16,500,000    MIDLOTHIAN INDUSTRIAL DEVELOPMENT
                  CORPORATION CROW CEMENT COMPANY PROJECT
                  (IDR, UBC AG LOC)+/-SS.                                0.23         12/01/2009        16,500,000
    14,600,000    MINNEAPOLIS & ST. PAUL MN HOUSING & RDA
                  CHILDREN'S HOSPITALS CLINICS SERIES A
                  (OTHER REVENUE, FIRST SECURITY BANK
                  LOC)+/-SS.                                             0.23         08/15/2037        14,600,000
     6,000,000    MINNEAPOLIS & ST. PAUL MN HOUSING & RDA
                  CHILDRENS HOSPITALS CLINICS SERIES A
                  (OTHER REVENUE, FIRST SECURITY BANK
                  LOC)+/-SS.                                             0.23         08/15/2037         6,000,000
     6,825,000    MINNEAPOLIS & ST. PAUL MN HOUSING & RDA
                  HEALTH CARE FACILITIES SERIES A (HCFR,
                  FIRST SECURITY BANK LOC)+/-SS.                         0.23         08/15/2034         6,825,000
    32,120,000    MINNESOTA AGRICULTURE & ECONOMIC
                  DEVELOPMENT BOARD HEALTH CARE FACILITY
                  ESSENTIAL C4 (HCFR, ASSURED GUARANTEE
                  AGREEMENT)+/-SS.                                       0.24         02/15/2030        32,120,000
     4,700,000    MINNESOTA STATE OFFICE OF HIGHER
                  EDUCATION SERIES B (EDUCATIONAL
                  FACILITIES REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                             0.31         12/01/2043         4,700,000
    20,925,000    MISSISSIPPI STATE TAXABLE NISSAN PROJECT
                  A (GO UNLIMITED, BANK OF AMERICA NA
                  LOC)+/-SS.                                             0.32         11/01/2028        20,924,089
    14,100,000    MISSOURI STATE HEALTH & EDUCATIONAL
                  FACILITIES AUTHORITY THE WASHINGTON
                  UNIVERSITY SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                0.22         09/01/2030        14,100,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                      INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES (continued)
$   35,810,000    MONTGOMERY COUNTY TN PUBLIC BUILDING
                  AUTHORITY (OTHER REVENUE, BANK OF AMERICA
                  NA LOC)+/-SS.                                          0.24%        02/01/2036   $    35,810,000
    26,230,000    MONTGOMERY COUNTY TN PUBLIC BUILDING
                  AUTHORITY POOLED FINANCING LOAN POOL
                  (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                             0.23         07/01/2038        26,230,000
    21,800,000    NEW BRITAIN CONNECTICUT TAXABLE PENSION
                  SERIES C (PROPERTY TAX REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                                  1.83         02/01/2026        21,800,000
    18,000,000    NEW JERSEY TURNPIKE AUTHORITY TURNPIKE
                  REVENUE SERIES 1991 D (TOLL ROAD REVENUE,
                  FGIC INSURED, SOCIETE GENERALE LOC)+/-SS.              0.31         01/01/2018        18,000,000
    27,500,000    NEW YORK NY CITY TRANSITIONAL FINANCING
                  AUTHORITY CLASS A (OTHER REVENUE, FGIC
                  INSURED)+/-SS.                                         0.40         07/15/2036        27,500,000
    17,500,000    NEW YORK STATE HOUSING FINANCE AGENCY
                  TAXABLE 600 WEST 42ND B (OTHER REVENUE,
                  BANK OF NEW YORK LOC)+/-SS.                            0.90         11/01/2041        17,500,000
    24,660,000    OHIO STATE HFA RESIDENTIAL MANAGEMENT
                  TAXABLE SERIES I (HOUSING REVENUE, GNMA
                  INSURED)+/-SS.                                         0.30         09/01/2039        24,660,000
    50,210,000    OHIO STATE HFA RESIDENTIAL MORTGAGE
                  SECURITIES PROGRAM (HOUSING REVENUE, GNMA
                  INSURED)+/-SS.                                         0.32         09/01/2029        50,210,000
     7,600,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT
                  REVENUE SERIES B ALISO CREEK PROJECT
                  FHLMC LOC (HOUSING REVENUE, FHLMC
                  LOC)+/-SS.                                             0.21         11/01/2022         7,600,000
    13,700,000    PALM BEACH COUNTY FL PINE CREST
                  PREPARATORY SCHOOL PROJECT (PRIVATE
                  SCHOOL REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                             0.30         06/01/2032        13,700,000
    13,500,000    PARMA OH COMMUNITY GENERAL HOSPITAL
                  SERIES A (OTHER REVENUE, JPMORGAN CHASE
                  BANK LOC)+/-SS.                                        0.24         11/01/2029        13,500,000
    48,460,000    PASADENA CA COP SERIES A (LEASE REVENUE,
                  BANK OF AMERICA NA LOC)+/-SS.                          0.22         02/01/2035        48,460,000
     7,500,000    PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA
                ` ENTERPRISES SERIES C (OTHER REVENUE)+/-SS.             0.18         12/01/2039         7,500,000
    10,000,000    PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL
                  FACILITIES MOTIVA ENTERPRISES B (OTHER
                  REVENUE)+/-SS.                                         0.18         12/01/2039        10,000,000
     5,000,000    RAMSEY COUNTY MN HOUSING & REDEVELOPMENT
                  MFHR GATEWAY APARTMENTS LP SERIES A
                  (HOUSING REVENUE, LASALLE NATIONAL BANK
                  NA LOC)+/-SS.                                          0.37         10/01/2038         5,000,000
    53,500,000    RIVERSIDE CA COP (LEASE REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                                  0.26         03/01/2037        53,500,000
     9,800,000    RIVERSIDE CA SERIES C (ELECTRIC REVENUE,
                  BANK OF AMERICA NA LOC)+/-SS.                          0.22         10/01/2035         9,800,000
    13,550,000    SACRAMENTO COUNTY CA HOUSING AUTHORITY
                  NATOMAS PARK APARTMENTS ISSUE B (HOUSING
                  REVENUE, FNMA INSURED)+/-SS.                           0.27         07/15/2035        13,550,000
     7,945,000    SACRAMENTO COUNTY CA HOUSING AUTHORITY
                  SHADWOOD APARTMENTS PROJECT ISSUE A
                  (MFHR, FHLMC INSURED)+/-SS.                            0.27         12/01/2022         7,945,000
    10,325,000    SAN DIEGO CA HFA MFHR STRATTON APARTMENTS
                  PROJECT SERIES A (HOUSING REVENUE, FNMA
                  INSURED)+/-SS.                                         0.27         01/15/2033        10,325,000
     7,500,000    SAN DIEGO CA HOUSING AUTHORITY MFHR
                  HILLSIDE GARDEN APARTMENTS SERIES B
                  (HOUSING REVENUE, FNMA INSURED)+/-SS.                  0.26         01/15/2035         7,500,000
    37,000,000    SAN FRANCISCO CA CITY & COUNTY FINANCE
                  CORPORATION CA MOSCONE CENTER (LEASE
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.                 0.24         04/01/2030        37,000,000
     7,700,000    SAN FRANCISCO CA CITY & COUNTY
                  REDEVELOPMENT AGENCY (MFHR, FNMA
                  INSURED)+/-SS.                                         0.27         06/15/2034         7,700,000
    12,500,000    SAN FRANCISCO CA CITY & COUNTY
                  REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT # 4 (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)+/-SS.                          0.22         08/01/2032        12,500,000
     5,800,000    SAN LEANDRO CA CARLTON PLAZA SERIES A
                  (MFHR, FNMA INSURED)+/-SS.                             0.36         09/15/2032         5,800,000
    28,500,000    SWEETWATER COUNTY WY PACIFIC CORPORATION
                  PROJECT SERIES A (PCR, BARCLAYS BANK PLC
                  LOC)+/-SS.                                             0.21         07/01/2015        28,500,000
    12,000,000    TEXAS STATE TAXABLE PRODUCT DEVELOPMENT
                  PROGRAM SERIES A (OTHER REVENUE,
                  NATIONAL AUSTRALIA BANK NA LOC)+/-SS.                  0.30         06/01/2045        12,000,000
     7,500,000    TYLER TX HEALTH FACILITIES DEVELOPMENT
                  CORPORATION MOTHER FRANCES HOSPITAL
                  SERIES B (HCFR, BANK OF AMERICA NA
                  LOC)+/-SS.                                             0.30         07/01/2020         7,500,000
     2,000,000    UMATILLA INDIAN RESERVATION OR
                  CONFEDERATED TRIBES (OTHER REVENUE, BANK
                  OF AMERICA NA LOC)+/-SS.                               0.30         12/01/2028         2,000,000
    32,000,000    VERMONT STUDENT ASSISTANCE CORPORATION
                  EDUCATION LOAN SERIES C-1 (OTHER REVENUE,
                  LLOYDS BANK LOC)+/-SS.                                 0.29         12/15/2040        32,000,000
     2,365,000    WAYNE COUNTY AIRPORT AUTHORITY SERIES F
                  (AIRPORT REVENUE, JPMORGAN CHASE BANK
                  LOC)+/-SS.                                             0.28         12/01/2016         2,365,000
     8,000,000    WEST VIRGINIA STATE HOSPITAL FINANCE
                  AUTHORITY UNITED HEALTH SYSTEMS SERIES A
                  (HOSPITAL REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                             0.23         06/01/2041         8,000,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                      INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES (continued)
$    9,500,000    WICHITA KS FACILITES CHRISTIAN HEALTH
                  SERIES B-2 (HOSPITAL REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-SS.                                  0.19%        11/15/2039   $     9,500,000

TOTAL MUNICIPAL BONDS & NOTES (COST $1,945,202,089)                                                  1,945,202,089
                                                                                                   ---------------

SECURED MASTER NOTE AGREEMENT: 1.99%

   256,104,000    BANK OF AMERICA SECURITIES LLC+/-                      0.23         09/09/2034       256,104,000
   139,352,000    CITIGROUP GLOBAL MARKETS INCORPORATED+/-               0.63         09/09/2049       139,352,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $395,456,000)                                                395,456,000
                                                                                                   ---------------

REPURCHASE AGREEMENTS: 3.24%
   128,000,000    BANK OF AMERICA NA - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY
                  VALUE $128,000,569)                                    0.16         12/01/2009       128,000,000
    64,000,000    BANK OF AMERICA SECURITIZATION LLC - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $64,000,427)                0.24         12/01/2009        64,000,000
    26,000,000    BARCLAYS CAPITAL INCORPORATED - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $26,000,173)                0.24         12/01/2009        26,000,000
    77,000,000    JPMORGAN SECURITIES - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY
                  VALUE $77,000,513)                                     0.24         12/01/2009        77,000,000
    78,000,000    JPMORGAN SECURITIES - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY
                  VALUE $78,000,368)                                     0.17         12/01/2009        78,000,000
    77,000,000    MORGAN STANLEY & COMPANY - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $77,000,578)                0.27         12/01/2009        77,000,000
    82,000,000    MORGAN STANLEY & COMPANY - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $82,000,364)                0.16         12/01/2009        82,000,000
   114,000,000    RBS SECURITIES INCORPORATED - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $114,000,570)               0.18         12/01/2009       114,000,000

TOTAL REPURCHASE AGREEMENTS (COST $646,000,000)                                                        646,000,000
                                                                                                   ---------------

TIME DEPOSITS: 10.77%
   200,000,000    ABN-AMRO BANK NV                                       0.14         12/01/2009       200,000,000
   257,000,000    BANCO SANTANDER MADRID                                 0.18         12/01/2009       257,000,000
   185,000,000    BANK OF IRELAND                                        0.35         12/01/2009       185,000,000
   123,000,000    BANK OF IRELAND                                        0.50         12/02/2009       123,000,000
   257,000,000    BNP PARIBAS PARIS                                      0.16         12/01/2009       257,000,000
   194,000,000    DANSKE BANK A S COPENHAGEN                             0.20         12/02/2009       194,000,000
   123,000,000    DEXIA BANK GRAND CAYMAN                                0.26         12/02/2009       123,000,000
   122,000,000    DEXIA CREDIT LOCAL DE FRANCE                           0.26         12/07/2009       122,000,000
   122,000,000    DEXIA CREDIT LOCAL DE FRANCE                           0.27         12/04/2009       122,000,000
   370,000,000    KBC BANK NV BRUSSELS                                   0.18         12/01/2009       370,000,000
   192,000,000    SOCIETE GENERALE PARIS                                 0.18         12/01/2009       192,000,000

TOTAL TIME DEPOSITS (COST $2,145,000,000)                                                            2,145,000,000
                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $20,127,819,830)*                                      101.03%                               $20,127,819,830

OTHER ASSETS AND LIABILITIES, NET                             (1.03)                                  (205,757,385)
                                                             ------                                ---------------

TOTAL NET ASSETS                                             100.00%                               $19,922,062,445
                                                             ------                                ---------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(P)   ASSET-BACKED COMMERCIAL PAPER.

(I)   ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                INTEREST RATE  MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT: 21.22%

FEDERAL FARM CREDIT BANK: 1.50%
$    200,000,000  FFCB~                                             0.30%       01/04/2010   $   199,943,333
      76,622,000  FFCB~                                             0.25        06/23/2010        76,513,452
     100,000,000  FFCB~                                             0.29        07/13/2010        99,819,556

                                                                                                 376,276,341
                                                                                             ---------------
FEDERAL HOME LOAN BANK: 4.81%
      50,000,000  FHLB~                                             0.34        12/07/2009        49,997,167
      75,000,000  FHLB~                                             0.27        12/08/2009        74,996,063
     235,000,000  FHLB~                                             0.32        01/08/2010       234,920,622
     125,000,000  FHLB~                                             0.06        01/11/2010       124,991,458
     125,000,000  FHLB~                                             0.06        01/12/2010       124,991,250
      94,000,000  FHLB~                                             0.09        01/13/2010        93,989,895
     250,000,000  FHLB~                                             0.10        01/29/2010       249,959,028
     250,000,000  FHLB~                                             0.20        03/26/2010       249,840,278

                                                                                               1,203,685,761
                                                                                             ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.01%
      50,000,000  FHLMC~                                            0.34        12/07/2009        49,997,167
     250,000,000  FHLMC~                                            0.28        12/21/2009       249,961,111
     250,000,000  FHLMC~                                            0.33        01/04/2010       249,922,083
      99,500,000  FHLMC~                                            0.28        01/05/2010        99,472,904
      96,100,000  FHLMC~                                            0.32        01/19/2010        96,058,143
     260,000,000  FHLMC~                                            0.21        04/26/2010       259,778,567

                                                                                               1,005,189,975
                                                                                             ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 10.90%
      65,000,000  FNMA~                                             0.23        12/01/2009        65,000,000
      55,000,000  FNMA~                                             0.34        12/02/2009        54,999,481
      87,950,000  FNMA~                                             0.27        12/09/2009        87,944,723
     336,653,000  FNMA~                                             0.32        12/09/2009       336,629,060
     250,000,000  FNMA~                                             0.28        12/14/2009       249,974,722
     143,000,000  FNMA~                                             0.37        12/28/2009       142,960,317
     200,000,000  FNMA~                                             0.30        01/14/2010       199,926,667
     262,150,000  FNMA~                                             0.09        01/19/2010       262,117,887
     250,000,000  FNMA~                                             0.32        01/19/2010       249,891,111
     250,000,000  FNMA~                                             0.32        01/20/2010       249,888,889
     100,000,000  FNMA~                                             0.32        01/21/2010        99,954,666
     150,000,000  FNMA~                                             0.09        01/22/2010       149,980,500
      81,400,000  FNMA~                                             0.10        01/27/2010        81,387,756
     105,188,000  FNMA~                                             0.25        04/01/2010       105,099,613
     100,000,000  FNMA~                                             0.16        04/02/2010        99,945,778
     194,000,000  FNMA~                                             0.17        04/07/2010       193,882,285
     100,000,000  FNMA~                                             0.18        04/22/2010        99,929,000

                                                                                               2,729,512,455
                                                                                             ---------------

TOTAL AGENCY NOTES - DISCOUNT (COST $5,314,664,532)                                            5,314,664,532
                                                                                             ---------------
AGENCY NOTES - INTEREST BEARING: 20.52%

FEDERAL FARM CREDIT BANK: 4.04%
       3,300,000  FFCB                                              4.75        12/07/2009         3,302,377
     200,000,000  FFCB+/-                                           0.13        01/25/2010       200,000,000
     200,000,000  FFCB+/-                                           0.16        02/22/2010       199,993,301
      90,000,000  FFCB+/-                                           0.24        03/01/2010        90,011,528
      20,000,000  FFCB                                              1.05        03/18/2010        20,038,966
      29,450,000  FFCB                                              2.38        04/07/2010        29,676,176

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                INTEREST RATE  MATURITY DATE       VALUE
FEDERAL FARM CREDIT BANK (continued)
$     15,540,000  FFCB                                             4.30%        04/27/2010   $    15,798,442
      66,200,000  FFCB                                             2.75         05/04/2010        66,838,363
      25,972,000  FFCB                                             4.75         05/07/2010        26,484,051
      10,000,000  FFCB                                             2.25         07/01/2010        10,115,413
     100,000,000  FFCB+/-                                          0.50         07/23/2010       100,000,000
     125,000,000  FFCB+/-                                          0.18         07/27/2010       125,000,000
      75,000,000  FFCB+/-                                          0.07         12/17/2010        74,887,355
      50,000,000  FFCB+/-SS.                                       0.21         03/22/2011        50,000,000

                                                                                               1,012,145,972
                                                                                             ---------------
FEDERAL HOME LOAN BANK: 8.46%
     190,790,000  FHLB                                             5.00         12/11/2009       191,031,183
     250,000,000  FHLB+/-                                          0.40         12/17/2009       249,990,338
      20,000,000  FHLB                                             3.71         12/23/2009        20,042,665
     100,000,000  FHLB+/-                                          0.15         12/28/2009        99,996,623
      56,000,000  FHLB                                             0.96         01/28/2010        56,076,413
     100,000,000  FHLB+/-                                          0.24         02/19/2010        99,992,527
     100,000,000  FHLB                                             5.00         03/03/2010       101,215,276
     200,000,000  FHLB+/-                                          0.19         04/16/2010       200,007,521
      27,000,000  FHLB                                             0.48         05/11/2010        27,027,179
     125,000,000  FHLB                                             0.55         05/28/2010       125,089,993
       2,665,000  FHLB                                             3.00         06/11/2010         2,702,378
     134,885,000  FHLB                                             4.25         06/11/2010       137,667,186
      38,570,000  FHLB                                             5.25         06/11/2010        39,567,304
     106,770,000  FHLB                                             0.56         06/18/2010       106,901,712
      41,800,000  FHLB                                             3.50         07/16/2010        42,634,378
     370,000,000  FHLB+/-                                          0.21         07/27/2010       369,960,487
     250,000,000  FHLB+/-SS.                                       0.19         05/25/2011       249,925,824

                                                                                               2,119,828,987
                                                                                             ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 5.39%
     500,000,000  FHLMC+/-                                         0.31         09/03/2010       499,912,022
     600,000,000  FHLMC+/-                                         0.26         09/24/2010       600,037,293
     250,000,000  FHLMC+/-SS.                                      0.38         03/09/2011       250,239,711

                                                                                               1,350,189,026
                                                                                             ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.63%
      59,023,000  FNMA                                             3.88         12/10/2009        59,073,827
      39,300,000  FNMA                                             3.25         02/10/2010        39,539,529
     150,000,000  FNMA+/-                                          0.22         02/12/2010       150,026,342
     300,000,000  FNMA                                             5.25         04/27/2010       306,071,425
     103,884,000  FNMA+/-                                          0.23         08/05/2010       103,926,793

                                                                                                 658,637,916
                                                                                             ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $5,140,801,901)                                    5,140,801,901
                                                                                             ---------------

CORPORATE BONDS & NOTES: 6.96%

DEPOSITORY INSTITUTIONS: 1.31%
     235,000,000  AMERICAN EXPRESS BANK FSB+/-                      1.09        12/10/2010       237,141,027
      90,000,000  JPMORGAN CHASE & COMPANY+/-                       0.85        12/02/2010        90,600,791

                                                                                                 327,741,818
                                                                                             ---------------

DIVERSIFIED FINANCIAL SERVICES: 2.55%
     145,600,000  CITIGROUP INCORPORATED+/-                         0.86        12/09/2010       146,646,616
     159,300,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-           0.33        07/08/2010       159,447,736
     130,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-           0.94        12/09/2010       131,069,632

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                INTEREST RATE  MATURITY DATE        VALUE
DIVERSIFIED FINANCIAL SERVICES (continued)
$    201,250,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-           1.03%       06/09/2010   $   201,795,676

                                                                                                 638,959,660
                                                                                             ---------------
DOMESTIC BANKS: 3.10%
     228,000,000  BANK OF AMERICA NA TEMPORARY LIQUIDITY
                  GUARANTEE PROGRAM+/-                              0.23        02/05/2010       228,000,000
     375,000,000  BANK OF AMERICA NA TEMPORARY LIQUIDITY
                  GUARANTEE PROGRAM+/-                              0.33        09/13/2010       375,021,224
     115,000,000  CITIBANK NA+/-                                    0.33        09/30/2010       115,000,000
      59,315,000  CITIGROUP FUNDING INCORPORATED+/-                 0.38        07/30/2010        59,395,735

                                                                                                 777,416,959
                                                                                             ---------------

TOTAL CORPORATE BONDS & NOTES (COST $1,744,118,437)                                            1,744,118,437
                                                                                             ---------------

AGENCY SECURITIES: 0.88%

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 0.88%
     218,160,000  FNMA                                              7.25        01/15/2010       220,040,019
                                                                                             ---------------

TOTAL AGENCY SECURITIES (COST $220,040,019)                                                      220,040,019
                                                                                             ---------------
REPURCHASE AGREEMENTS: 38.48%
   1,100,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY
                  VALUE $1,100,004,889)                             0.16        12/01/2009     1,100,000,000
     100,000,000  BANK OF AMERICA SECURITIZATION LLC -
                  102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $100,000,417)          0.15        12/01/2009       100,000,000
   2,000,000,000  BNP PARIBAS SECURITIES CORPORATION -
                  102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE
                  $2,000,008,889)                                   0.16        12/01/2009     2,000,000,000
     700,000,000  CITIGROUP GLOBAL MARKETS - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $700,003,306)          0.17        12/01/2009       700,000,000
     625,000,000  CREDIT SUISSE SECURITIES - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $625,002,951)          0.17        12/01/2009       625,000,000
   1,000,000,000  DEUTSCHE BANK SECURITIES - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE
                  $1,000,006,667)                                   0.12        12/02/2009     1,000,000,000
   1,000,000,000  DEUTSCHE BANK SECURITIES - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE
                  $1,000,027,222)                                   0.14        12/07/2009     1,000,000,000
     100,000,000  DEUTSCHE BANK SECURITIES - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $100,000,472)          0.17        12/01/2009       100,000,000
   1,000,000,000  GOLDMAN SACHS & COMPANY - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE
                  $1,000,003,056)                                   0.11        12/01/2009     1,000,000,000
      85,180,000  GOLDMAN SACHS & COMPANY - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $85,180,402)           0.17        12/01/2009        85,180,000
     300,000,000  JPMORGAN SECURITIES - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $300,001,417)          0.17        12/01/2009       300,000,000
     781,900,000  MORGAN STANLEY & COMPANY - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $781,903,475)          0.16        12/01/2009       781,900,000
     324,100,000  RBS SECURITIES INCORPORATED - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $324,101,440)          0.16        12/01/2009       324,100,000
     525,000,000  RBS SECURITIES INCORPORATED - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $525,002,625)          0.18        12/01/2009       525,000,000

TOTAL REPURCHASE AGREEMENTS (COST $9,641,180,000)                                              9,641,180,000
                                                                                             ---------------
COMMERCIAL PAPER: 11.85%

FINANCIAL SERVICES: 11.85%
      85,068,000  STRAIGHT-A FUNDING LLC~++(P)                      0.24        12/01/2009        85,068,000
     120,108,000  STRAIGHT-A FUNDING LLC~++(P)                      0.24        12/02/2009       120,107,199
      50,297,000  STRAIGHT-A FUNDING LLC~++(P)                      0.24        12/03/2009        50,296,329
     100,067,000  STRAIGHT-A FUNDING LLC~++(P)                      0.23        12/04/2009       100,065,082
      40,000,000  STRAIGHT-A FUNDING LLC~++(P)                      0.23        12/07/2009        39,998,467
      40,049,000  STRAIGHT-A FUNDING LLC~++(P)                      0.23        12/08/2009        40,047,209

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                INTEREST RATE  MATURITY DATE      VALUE
FINANCIAL SERVICES (continued)
$    100,000,000  STRAIGHT-A FUNDING LLC~++(P)                      0.23%       12/10/2009   $    99,994,250
     100,000,000  STRAIGHT-A FUNDING LLC~++(P)                      0.23        12/11/2009        99,993,611
      50,000,000  STRAIGHT-A FUNDING LLC~++(P)                      0.23        12/14/2009        49,995,847
      50,000,000  STRAIGHT-A FUNDING LLC~++(P)                      0.23        12/15/2009        49,995,528
      50,000,000  STRAIGHT-A FUNDING LLC~++(P)                      0.23        12/16/2009        49,995,208
      13,701,000  STRAIGHT-A FUNDING LLC~++(P)                      0.22        12/17/2009        13,699,660
      10,087,000  STRAIGHT-A FUNDING LLC~++(P)                      0.23        12/18/2009        10,085,904
      15,132,000  STRAIGHT-A FUNDING LLC~++(P)                      0.21        01/04/2010        15,128,999
      75,128,000  STRAIGHT-A FUNDING LLC~++(P)                      0.22        01/05/2010        75,111,931
     230,363,000  STRAIGHT-A FUNDING LLC~++(P)                      0.21        01/06/2010       230,314,624
     111,237,000  STRAIGHT-A FUNDING LLC~++(P)                      0.21        01/07/2010       111,212,991
     100,000,000  STRAIGHT-A FUNDING LLC~++(P)                      0.21        01/11/2010        99,976,083
     136,040,000  STRAIGHT-A FUNDING LLC~++(P)                      0.21        01/12/2010       136,006,670
     128,030,000  STRAIGHT-A FUNDING LLC~++(P)                      0.21        01/13/2010       127,997,886
      50,129,000  STRAIGHT-A FUNDING LLC~++(P)                      0.20        01/14/2010        50,116,746
       5,060,000  STRAIGHT-A FUNDING LLC~++(P)                      0.21        01/15/2010         5,058,672
      25,000,000  STRAIGHT-A FUNDING LLC~++(P)                      0.19        01/21/2010        24,993,271
      50,824,000  STRAIGHT-A FUNDING LLC~++(P)                      0.19        01/22/2010        50,810,052
      50,097,000  STRAIGHT-A FUNDING LLC~++(P)                      0.16        01/26/2010        50,084,531
      75,508,000  STRAIGHT-A FUNDING LLC~++(P)                      0.20        02/01/2010        75,481,992
     117,000,000  STRAIGHT-A FUNDING LLC~++(P)                      0.20        02/02/2010       116,959,050
      50,000,000  STRAIGHT-A FUNDING LLC~++(P)                      0.20        02/03/2010        49,982,222
     143,704,000  STRAIGHT-A FUNDING LLC~++(P)                      0.20        02/04/2010       143,652,107
     100,290,000  STRAIGHT-A FUNDING LLC~++(P)                      0.20        02/08/2010       100,251,555
      25,000,000  STRAIGHT-A FUNDING LLC~++(P)                      0.20        02/09/2010        24,990,278
     130,000,000  STRAIGHT-A FUNDING LLC~++(P)                      0.20        02/10/2010       129,948,722
      25,000,000  STRAIGHT-A FUNDING LLC~++(P)                      0.20        02/11/2010        24,990,000
      75,138,000  STRAIGHT-A FUNDING LLC~++(P)                      0.20        02/12/2010        75,107,527
     100,934,000  STRAIGHT-A FUNDING LLC~++(P)                      0.19        02/16/2010       100,892,981
     100,000,000  STRAIGHT-A FUNDING LLC~++(P)                      0.19        02/17/2010        99,958,833
     100,055,000  STRAIGHT-A FUNDING LLC~++(P)                      0.18        02/18/2010       100,015,478
     100,057,000  STRAIGHT-A FUNDING LLC~++(P)                      0.18        02/22/2010       100,015,480
      40,000,000  STRAIGHT-A FUNDING LLC~++(P)                      0.18        02/23/2010        39,983,200

                                                                                               2,968,384,175
                                                                                             ---------------

TOTAL COMMERCIAL PAPER (COST $2,968,384,175)                                                   2,968,384,175
                                                                                             ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $25,029,189,064)*                                99.91%                                $25,029,189,064

OTHER ASSETS AND LIABILITIES, NET                       0.09                                      22,812,544
                                                     -------                                 ---------------

TOTAL NET ASSETS                                      100.00%                                $25,052,001,608
                                                     -------                                 ---------------

~     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

(P)   ASSET-BACKED COMMERCIAL PAPER.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

      HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
CERTIFICATES OF DEPOSIT: 10.41%
$     37,000,000  ABBEY NATIONAL TREASURY SERVICE+/-                                      0.78%       07/12/2010   $     37,095,540
      50,000,000  ABBEY NATIONAL TREASURY SERVICE+/-                                      0.53        05/05/2010         50,046,500
     180,000,000  ALLIED IRISH BANKS PLC (NEW YORK)                                       0.26        12/07/2009        180,000,000
     106,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)                                0.30        03/16/2010        106,001,544
      79,500,000  BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                              0.32        01/21/2010         79,501,687
      60,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                         0.23        04/07/2010         60,000,000
     173,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                         0.79        11/08/2010        173,000,000
      65,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                         1.00        06/24/2010         65,000,000
      69,000,000  CALYON (NEW YORK)                                                       0.28        02/11/2010         69,000,000
      20,500,000  CALYON (NEW YORK)+/-                                                    0.32        06/29/2010         20,477,723
      50,000,000  CALYON (NEW YORK)                                                       0.55        03/22/2010         50,007,678
      55,000,000  CALYON (NEW YORK)                                                       0.61        02/05/2010         55,002,008
      46,000,000  CALYON (NEW YORK)                                                       0.66        02/01/2010         46,000,000
      50,000,000  CALYON (NEW YORK)+/-                                                    0.78        07/12/2010         50,103,773
      30,000,000  CALYON (NEW YORK)+/-                                                    0.83        06/03/2010         30,062,705
     109,000,000  CREDIT AGRICOLE SA                                                      0.20        02/02/2010        109,000,000
      84,000,000  DEXIA CREDIT LOCAL SA (NEW YORK)                                        0.31        02/16/2010         84,001,795
      79,500,000  DEXIA CREDIT LOCAL SA (NEW YORK)                                        0.32        01/26/2010         79,501,236
      75,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                       0.37        05/10/2010         75,000,000
     225,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                       0.47        11/12/2010        225,000,000
     150,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                       0.53        07/26/2010        150,000,000
      76,000,000  NATIONAL AUSTRALIA BANK                                                 0.28        01/11/2010         75,999,996
      43,750,000  NATIONAL CITY BANK+/-                                                   0.39        01/21/2010         43,715,001
      73,000,000  NATIXIS (NEW YORK)                                                      0.23        12/24/2009         73,000,000
     147,000,000  NATIXIS (NEW YORK)                                                      0.30        02/26/2010        147,000,000
      70,000,000  NATIXIS (NEW YORK)                                                      0.30        03/02/2010         70,000,000
     224,000,000  NORDEA BANK FINLAND (NEW YORK)                                          1.86        04/28/2010        225,361,783
     100,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                     0.24        10/19/2010        100,000,000
      84,400,000  RABOBANK NEDERLAND NV (NEW YORK)                                        0.29        01/25/2010         84,400,000
      73,100,000  ROYAL BANK OF SCOTLAND (NEW YORK)                                       0.47        01/19/2010         73,100,000
     176,000,000  ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-                                0.85        07/16/2010        176,000,000
     113,500,000  SOCIETE GENERALE (NEW YORK)+/-                                          0.13        04/05/2010        113,500,000
      75,000,000  SOCIETE GENERALE (NEW YORK)+/-SS.                                       0.38        05/05/2011         75,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $3,050,878,969)                                                                   3,050,878,969
                                                                                                                   ----------------

COMMERCIAL PAPER: 59.30%
      34,000,000  ALPINE SECURITIZATION~++(P)                                             0.18        12/10/2009         33,998,470
      20,000,000  AMSTEL FUNDING CORPORATION~++(P)                                        1.00        12/08/2009         19,996,111
      19,000,000  AMSTEL FUNDING CORPORATION~++(P)                                        1.05        12/10/2009         18,995,013
      76,000,000  AMSTEL FUNDING CORPORATION~++(P)                                        1.15        12/17/2009         75,961,156
      81,000,000  AMSTEL FUNDING CORPORATION~++(P)                                        1.25        12/18/2009         80,952,187
      74,000,000  AMSTEL FUNDING CORPORATION~++(P)                                        1.30        12/11/2009         73,973,278
     193,000,000  AMSTEL FUNDING CORPORATION~++(P)                                        1.75        01/28/2010        192,455,847
      22,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                                     0.25        01/15/2010         21,993,125
      18,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                                     0.25        02/05/2010         17,991,750
      18,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                                     0.26        12/15/2009         17,998,180
      36,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                                     0.28        01/11/2010         35,988,520
      50,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                                     0.30        02/10/2010         49,970,417
      40,550,000  AMSTERDAM FUNDING CORPORATION~++(P)                                     0.30        02/12/2010         40,525,332
      10,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                                     0.32        02/01/2010          9,994,489
       9,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                    0.18        12/21/2009          8,999,100
      13,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                    0.20        12/30/2009         12,997,906
      28,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                    0.20        12/31/2009         27,995,333
      13,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                    0.21        12/16/2009         12,998,863
      32,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                    0.21        12/18/2009         31,996,827
      37,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                    0.23        01/08/2010         36,991,017
      18,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                    0.24        01/08/2010         17,995,440
      11,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                    0.25        01/07/2010         10,997,174
      14,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                    0.27        12/16/2009         13,998,425
      17,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                    0.27        01/04/2010         16,995,665
      16,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                    0.27        01/12/2010         15,994,960
      71,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED~++                                 0.25        02/08/2010         70,965,979

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

      HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$    110,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                               0.39%       10/20/2010   $    110,000,000
      11,000,000  ARABELLA FINANCE LLC~++(P)                                              0.40        12/04/2009         10,999,633
      16,000,000  ARABELLA FINANCE LLC~++(P)                                              0.45        12/09/2009         15,998,600
      72,500,000  ASB FINANCE LIMITED (LONDON)~++                                         0.33        12/02/2009         72,499,336
      40,000,000  ASB FINANCE LIMITED (LONDON)~++                                         0.54        03/08/2010         39,941,800
      40,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                       0.82        06/16/2010         40,000,000
      63,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                       1.06        07/09/2010         63,000,000
      16,750,000  ASB FINANCE LIMITED (LONDON)~++                                         0.38        01/19/2010         16,741,337
      88,000,000  ASPEN FUNDING CORPORATION~++(P)                                         0.18        12/30/2009         87,987,240
      21,000,000  ASPEN FUNDING CORPORATION~++(P)                                         0.19        12/14/2009         20,998,559
      51,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)                         0.18        12/08/2009         50,998,215
      38,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)                         0.18        12/11/2009         37,998,100
      45,750,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)                         0.19        12/28/2009         45,743,481
      33,150,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)                         0.19        01/12/2010         33,142,652
      13,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)                         0.20        02/12/2010         12,994,728
      31,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)                         0.21        01/05/2010         30,993,671
      50,750,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)                         0.35        01/05/2010         50,732,731
       8,728,000  ATLANTIS ONE FUNDING~++(P)                                              0.23        01/29/2010          8,724,710
      73,000,000  ATLANTIS ONE FUNDING~++(P)                                              0.23        02/10/2010         72,966,886
      90,000,000  ATLANTIS ONE FUNDING~++(P)                                              0.29        01/20/2010         89,963,750
      45,000,000  AUTOBAHN FUNDING COMPANY LLC~++(P)                                      0.22        12/15/2009         44,996,150
      23,000,000  AUTOBAHN FUNDING COMPANY LLC~++(P)                                      0.23        12/14/2009         22,998,090
      43,000,000  AUTOBAHN FUNDING COMPANY LLC~++(P)                                      0.27        01/07/2010         42,988,068
      28,350,000  AUTOBAHN FUNDING COMPANY LLC~++(P)                                      0.27        01/11/2010         28,341,282
      45,000,000  AUTOBAHN FUNDING COMPANY LLC~++(P)                                      0.27        01/26/2010         44,981,100
      44,000,000  BANCO BILBAO VIZCAYA (LONDON)~++                                        0.24        01/19/2010         43,985,627
      69,000,000  BANCO BILBAO VIZCAYA (LONDON)~++                                        0.30        04/22/2010         68,918,350
       2,000,000  BANK OF AMERICA NA~                                                     0.23        01/13/2010          1,999,451
       4,000,000  BANK OF AMERICA NA~                                                     0.23        01/14/2010          3,998,876
      25,435,381  BANK OF AMERICA NA~                                                     0.23        01/21/2010         25,427,093
      19,087,267  BANK OF AMERICA NA~                                                     0.23        02/05/2010         19,079,219
      26,000,000  BANK OF AMERICA NA~                                                     0.23        02/08/2010         25,988,538
      14,000,000  BANK OF AMERICA NA~                                                     0.25        02/01/2010         13,993,972
       3,000,000  BANK OF AMERICA NA                                                      0.33        04/08/2010          2,996,480
      12,000,000  BANK OF AMERICA NA~                                                     0.33        05/24/2010         11,980,860
       4,000,000  BANK OF AMERICA NA~                                                     0.35        05/18/2010          3,993,467
      11,515,245  BANK OF AMERICA NA~                                                     0.35        05/24/2010         11,495,765
      16,000,000  BANK OF AMERICA NA~                                                     0.40        05/04/2010         15,972,622
       6,804,151  BANK OF AMERICA NA~                                                     0.50        03/02/2010          6,795,551
       5,000,000  BANK OF AMERICA NA~                                                     0.65        02/16/2010          4,993,049
     124,750,000  BARCLAYS US FUNDING LLC~                                                0.64        03/01/2010        124,550,400
      38,000,000  BARTON CAPITAL LLC~++(P)                                                0.25        01/19/2010         37,987,069
      30,000,000  BARTON CAPITAL LLC~++(P)                                                0.27        01/14/2010         29,990,100
      24,000,000  BARTON CAPITAL LLC~++(P)                                                0.28        01/07/2010         23,993,093
       9,000,000  BASF SE CORPORATION~++                                                  0.52        01/14/2010          8,994,280
      49,250,000  BASF SE CORPORATION~++                                                  0.55        01/14/2010         49,216,893
      33,250,000  BASF SE CORPORATION~++                                                  0.60        12/17/2009         33,241,133
      26,000,000  BEETHOVEN FUNDING CORPORATION~++(P)                                     0.50        12/16/2009         25,994,583
      60,610,000  BEETHOVEN FUNDING CORPORATION~++(P)                                     0.60        12/04/2009         60,606,970
      15,000,000  BEETHOVEN FUNDING CORPORATION~++(P)                                     0.60        12/09/2009         14,998,000
      34,000,000  BELMONT FUNDING LLC~++(P)                                               0.50        12/01/2009         34,000,000
      18,000,000  BELMONT FUNDING LLC~++(P)                                               0.50        12/03/2009         17,999,500
      11,000,000  BG ENERGY FINANCE INCORPORATED~++                                       0.26        01/21/2010         10,995,948
      41,200,000  BG ENERGY FINANCE INCORPORATED~++                                       0.27        12/15/2009         41,195,674
      14,640,000  BG ENERGY FINANCE INCORPORATED~++                                       0.27        01/22/2010         14,634,290
      26,000,000  BG ENERGY FINANCE INCORPORATED~++                                       0.27        01/27/2010         25,988,885
      21,000,000  BG ENERGY FINANCE INCORPORATED~++                                       0.27        02/03/2010         20,989,920
      10,000,000  BG ENERGY FINANCE INCORPORATED~++                                       0.28        01/21/2010          9,996,033
      22,000,000  BG ENERGY FINANCE INCORPORATED~++                                       0.30        01/04/2010         21,993,767
      95,000,000  BNZ INTERNATIONAL FUNDING~++                                            0.26        03/04/2010         94,936,192
      25,000,000  BNZ INTERNATIONAL FUNDING~++                                            0.28        01/19/2010         24,990,472
      33,000,000  BNZ INTERNATIONAL FUNDING~++                                            0.30        01/25/2010         32,984,875
      46,000,000  BNZ INTERNATIONAL FUNDING~++                                            0.30        04/09/2010         45,950,550

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

      HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$     81,000,000  BRYANT PARK FUNDING LLC~++(P)                                           0.19%       12/08/2009   $     80,997,008
      59,033,000  BRYANT PARK FUNDING LLC~++(P)                                           0.20        12/01/2009         59,033,000
     105,000,000  CAFCO LLC~++(P)                                                         0.25        01/25/2010        104,959,896
      12,000,000  CAFCO LLC~++(P)                                                         0.26        12/02/2009         11,999,913
      34,050,000  CAFCO LLC~++(P)                                                         0.26        12/04/2009         34,049,262
      62,000,000  CALYON NORTH AMERICA INCORPORATED~                                      0.26        02/01/2010         61,972,238
      40,750,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                  0.27        02/10/2010         40,728,301
      62,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                  0.27        02/11/2010         61,966,520
       3,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                  0.30        01/06/2010          2,999,100
      25,400,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                  0.30        01/11/2010         25,391,322
      20,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                  0.30        01/12/2010         19,993,000
      75,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                  0.30        01/13/2010         74,973,125
       5,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                  0.30        01/15/2010          4,998,125
      30,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                  0.30        01/19/2010         29,987,750
      41,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                  0.32        12/10/2009         40,996,720
      77,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                  0.35        01/20/2010         76,962,569
      50,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                  0.95        12/08/2009         49,990,764
      66,700,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                  0.95        12/23/2009         66,661,277
      46,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                  0.95        12/29/2009         45,966,011
      16,000,000  CHARIOT FUNDING LLC~++(P)                                               0.23        12/21/2009         15,997,956
      20,000,000  CHARTA LLC~++(P)                                                        0.24        03/09/2010         19,986,933
      28,000,000  CHARTA LLC~++(P)                                                        0.25        02/08/2010         27,986,583
      55,000,000  CHARTA LLC~++(P)                                                        0.26        01/06/2010         54,985,700
      44,000,000  CHARTA LLC~++(P)                                                        0.27        12/09/2009         43,997,360
      54,000,000  CHARTA LLC~++(P)                                                        0.27        01/15/2010         53,981,775
      55,000,000  CHARTA LLC~++(P)                                                        0.27        01/19/2010         54,979,788
      33,000,000  CIESCO LLC~++(P)                                                        0.23        02/16/2010         32,983,766
      96,700,000  CIESCO LLC~++(P)                                                        0.25        01/12/2010         96,671,796
      25,000,000  CIESCO LLC~++(P)                                                        0.25        02/02/2010         24,989,063
      63,000,000  CIESCO LLC~++(P)                                                        0.26        01/06/2010         62,983,620
      39,000,000  CIESCO LLC~++(P)                                                        0.26        02/02/2010         38,982,255
      14,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                               0.25        02/09/2010         13,993,194
      52,300,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                               0.26        02/18/2010         52,270,160
     100,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                               0.28        12/22/2009         99,983,667
      39,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                               0.28        12/28/2009         38,991,810
     130,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                               0.28        12/29/2009        129,971,689
      51,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                               0.28        01/05/2010         50,986,117
      17,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                               0.28        01/06/2010         16,995,240
       8,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                               0.29        01/05/2010          7,997,744
      25,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                               0.30        01/05/2010         24,992,708
      39,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                   0.18        12/14/2009         38,997,465
      29,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                   0.25        12/15/2009         28,997,181
      31,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                   0.27        12/18/2009         30,996,048
      49,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                   0.28        01/12/2010         48,983,993
      46,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                   0.33        02/08/2010         45,970,905
     122,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                   0.35        02/02/2010        121,925,275
      76,000,000  COMMERZBANK US FINANCE~                                                 0.19        12/04/2009         75,998,797
      75,000,000  COMMERZBANK US FINANCE~                                                 0.20        12/02/2009         74,999,583
      21,000,000  COMMERZBANK US FINANCE~                                                 0.20        12/07/2009         20,999,300
      37,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                                 0.55        12/01/2009         37,000,000
      72,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                                 0.55        01/13/2010         71,952,700
      44,750,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                                 0.55        02/02/2010         44,706,928
       2,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                                 0.56        02/19/2010          1,997,511
      55,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                                 0.68        12/01/2009         55,000,000
      59,000,000  CRC FUNDING LLC~++(P)                                                   0.17        12/16/2009         58,995,821
      18,000,000  CRC FUNDING LLC~++(P)                                                   0.19        12/04/2009         17,999,715
      16,000,000  CRC FUNDING LLC~++(P)                                                   0.26        01/06/2010         15,995,840
      44,000,000  CRC FUNDING LLC~++(P)                                                   0.27        12/09/2009         43,997,360
      54,000,000  CRC FUNDING LLC~++(P)                                                   0.27        01/15/2010         53,981,775
      94,000,000  CRC FUNDING LLC~++(P)                                                   0.27        01/20/2010         93,964,750
       3,000,000  CROWN POINT CAPITAL COMPANY~++(P)                                       0.55        12/18/2009          2,999,221
      48,400,000  CROWN POINT CAPITAL COMPANY~++(P)                                       0.55        01/08/2010         48,371,901
     139,750,000  CROWN POINT CAPITAL COMPANY~++(P)                                       0.55        01/13/2010        139,658,192

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

      HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$     51,000,000  CROWN POINT CAPITAL COMPANY~++(P)                                       0.56%       02/05/2010   $     50,947,640
       4,000,000  CROWN POINT CAPITAL COMPANY~++(P)                                       0.56        02/19/2010          3,995,022
      76,000,000  DANSKE CORPORATION~++                                                   0.25        01/11/2010         75,978,794
     101,000,000  DANSKE CORPORATION~++                                                   0.25        12/29/2009        100,980,361
      14,000,000  DANSKE CORPORATION~++                                                   0.53        01/15/2010         13,990,725
     180,000,000  DNB NOR BANK ASA~++                                                     0.30        01/25/2010        179,917,500
     100,000,000  E.ON AG~++                                                              0.25        01/11/2010         99,971,528
      50,000,000  E.ON AG~++                                                              0.25        01/19/2010         49,982,986
      21,000,000  E.ON AG~++                                                              0.26        02/17/2010         20,988,170
       3,000,000  E.ON AG~++                                                              0.27        01/19/2010          2,998,898
      16,000,000  E.ON AG~++                                                              0.40        12/23/2009         15,996,089
       2,000,000  EBBETS FUNDING LLC~++(P)                                                0.55        12/03/2009          1,999,939
      80,000,000  EBBETS FUNDING LLC~++(P)                                                0.55        12/18/2009         79,979,222
      48,000,000  EBBETS FUNDING LLC~++(P)                                                0.57        12/17/2009         47,987,840
      15,000,000  EBBETS FUNDING LLC~++(P)                                                0.57        12/18/2009         14,995,963
      62,000,000  EBBETS FUNDING LLC~++(P)                                                0.62        01/08/2010         61,959,424
      31,000,000  EKSPORTFINANS ASA~++                                                    0.27        01/13/2010         30,990,003
      72,300,000  EKSPORTFINANS ASA~++                                                    0.27        01/20/2010         72,272,888
      60,000,000  EKSPORTFINANS ASA~++                                                    0.30        01/07/2010         59,981,500
      57,000,000  ELYSIAN FUNDING LLC~++(P)                                               0.50        12/03/2009         56,998,417
      60,708,000  ENTERPRISE FUNDING LLC~++(P)                                            0.25        02/09/2010         60,678,489
      25,336,000  ENTERPRISE FUNDING LLC~++(P)                                            0.27        12/22/2009         25,332,010
      74,775,000  ENTERPRISE FUNDING LLC~++(P)                                            0.30        12/22/2009         74,761,914
      31,000,000  ENTERPRISE FUNDING LLC~++(P)                                            0.42        01/11/2010         30,985,172
      18,000,000  ERASMUS CAPITAL CORPORATION~++(P)                                       0.20        12/14/2009         17,998,700
      24,000,000  ERASMUS CAPITAL CORPORATION~++(P)                                       0.22        12/02/2009         23,999,853
      20,000,000  ERASMUS CAPITAL CORPORATION~++(P)                                       0.23        12/07/2009         19,999,233
      66,750,000  ERASMUS CAPITAL CORPORATION~++(P)                                       0.29        01/08/2010         66,729,567
      47,000,000  FAIRWAY FINANCE CORPORATION~++(P)                                       0.28        01/06/2010         46,986,840
      75,000,000  FORTIS FUNDING LLC~++                                                   0.20        12/03/2009         74,999,167
      72,000,000  FORTIS FUNDING LLC~++                                                   0.20        12/23/2009         71,991,200
      76,000,000  FORTIS FUNDING LLC~++                                                   0.20        12/28/2009         75,988,600
      11,000,000  GDF SUEZ~++                                                             0.20        12/03/2009         10,999,878
      19,000,000  GDF SUEZ~++                                                             0.20        12/04/2009         18,999,683
      36,000,000  GDF SUEZ~++                                                             0.20        12/09/2009         35,998,400
      31,000,000  GDF SUEZ~++                                                             0.20        12/11/2009         30,998,278
      34,000,000  GDF SUEZ~++                                                             0.20        12/23/2009         33,995,844
      43,000,000  GDF SUEZ~++                                                             0.20        12/30/2009         42,993,072
      26,000,000  GEMINI SECURITIES CORPORATION LLC~++(P)                                 0.18        12/10/2009         25,998,830
      14,059,000  GEMINI SECURITIES CORPORATION LLC~++(P)                                 0.24        12/11/2009         14,058,063
      89,124,000  GOTHAM FUNDING CORPORATION~++(P)                                        0.18        12/15/2009         89,117,761
      30,008,000  GOTHAM FUNDING CORPORATION~++(P)                                        0.18        12/16/2009         30,005,749
      19,000,000  GOTHAM FUNDING CORPORATION~++(P)                                        0.19        12/04/2009         18,999,699
      98,000,000  GOVCO LLC~++(P)                                                         0.26        01/20/2010         97,964,611
      26,350,000  GOVCO LLC~++(P)                                                         0.27        12/22/2009         26,345,850
      48,000,000  GOVCO LLC~++(P)                                                         0.28        12/17/2009         47,994,027
     205,000,000  GRAMPIAN FUNDING LLC~++(P)                                              0.31        02/22/2010        204,853,482
      20,000,000  GRAMPIAN FUNDING LLC~++(P)                                              0.32        02/16/2010         19,986,311
      40,000,000  GRAMPIAN FUNDING LLC~++(P)                                              0.32        02/17/2010         39,972,267
      84,000,000  GRAMPIAN FUNDING LLC~++(P)                                              0.32        02/19/2010         83,940,267
      70,000,000  GRAMPIAN FUNDING LLC~++(P)                                              0.38        01/13/2010         69,968,228
     108,000,000  GRAMPIAN FUNDING LLC~++(P)                                              0.38        01/22/2010        107,940,720
      42,000,000  GRAMPIAN FUNDING LLC~++(P)                                              0.41        01/07/2010         41,982,302
      10,000,000  GRAMPIAN FUNDING LLC~++(P)                                              0.41        01/08/2010          9,995,672
      50,000,000  GROUPE BPCE~++                                                          0.25        02/05/2010         49,977,083
      85,000,000  GROUPE BPCE~++                                                          0.26        02/16/2010         84,952,731
       7,000,000  GROUPE BPCE~++                                                          0.26        02/19/2010          6,995,956
      15,900,000  ICICI BANK LIMITED (BAHRAIN)~                                           0.80        03/09/2010         15,865,373
      48,000,000  ING USA FUNDING LLC~                                                    0.18        12/21/2009         47,995,200
      19,000,000  ING USA FUNDING LLC~                                                    0.30        01/22/2010         18,991,767
      60,000,000  ING USA FUNDING LLC~                                                    0.30        01/29/2010         59,970,500
       9,000,000  ING USA FUNDING LLC~                                                    0.30        02/03/2010          8,995,200
     111,250,000  ING USA FUNDING LLC~                                                    0.32        01/29/2010        111,191,656

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

      HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$    103,000,000  ING USA FUNDING LLC~                                                    0.50%       12/08/2009   $    102,989,986
      75,000,000  IRISH LIFE & PERMANENT~++                                               0.58        12/01/2009         75,000,000
      10,000,000  JPMORGAN CHASE BANK~                                                    0.20        01/04/2010          9,998,111
     104,000,000  KITTY HAWK FUNDING CORPORATION~++(P)                                    0.19        12/02/2009        103,999,451
      22,000,000  KITTY HAWK FUNDING CORPORATION~++(P)                                    0.20        02/24/2010         21,989,611
      21,926,000  KITTY HAWK FUNDING CORPORATION~++(P)                                    0.22        02/08/2010         21,916,755
      13,000,000  KITTY HAWK FUNDING CORPORATION~++(P)                                    0.25        01/21/2010         12,995,396
      69,500,000  KITTY HAWK FUNDING CORPORATION~++(P)                                    0.25        02/08/2010         69,466,698
      67,600,000  KITTY HAWK FUNDING CORPORATION~++(P)                                    0.25        02/09/2010         67,567,139
      52,000,000  LEXINGTON PARKER CAPITAL~++(P)                                          0.55        12/03/2009         51,998,411
      21,000,000  LEXINGTON PARKER CAPITAL~++(P)                                          0.55        12/18/2009         20,994,546
     134,100,000  LEXINGTON PARKER CAPITAL~++(P)                                          0.55        01/14/2010        134,009,855
     109,000,000  LEXINGTON PARKER CAPITAL~++(P)                                          0.55        01/15/2010        108,925,062
      13,000,000  LIBERTY STREET FUNDING LLC~++(P)                                        0.23        01/25/2010         12,995,432
      99,900,000  LMA AMERICAS LLC~++(P)                                                  0.18        12/17/2009         99,892,008
      11,300,000  LMA AMERICAS LLC~++(P)                                                  0.19        12/21/2009         11,298,807
       4,000,000  LMA AMERICAS LLC~++(P)                                                  0.21        01/19/2010          3,998,857
       2,000,000  LMA AMERICAS LLC~++(P)                                                  0.21        01/25/2010          1,999,358
       2,000,000  LOUIS DREYFUS CORPORATION~(P)                                           0.33        01/04/2010          1,999,377
      17,000,000  LOUIS DREYFUS CORPORATION~(P)                                           0.40        01/08/2010         16,992,822
      10,000,000  LOUIS DREYFUS CORPORATION~(P)                                           0.40        01/08/2010          9,995,778
      28,750,000  LOUIS DREYFUS CORPORATION~(P)                                           0.40        02/04/2010         28,729,236
       2,000,000  LOUIS DREYFUS CORPORATION~(P)                                           0.40        02/16/2010          1,998,289
      33,000,000  MANHATTAN ASSET FUNDING COMPANY~++(P)                                   0.20        12/18/2009         32,996,883
       4,000,000  MARKET STREET FUNDING LLC~++(P)                                         0.18        12/08/2009          3,999,860
     242,500,000  MATCHPOINT MASTER TRUST~++(P)                                           0.17        12/29/2009        242,467,936
      30,000,000  MATCHPOINT MASTER TRUST~++(P)                                           0.20        12/17/2009         29,997,333
     133,750,000  MATCHPOINT MASTER TRUST~++(P)                                           0.20        12/29/2009        133,729,194
      18,000,000  MATCHPOINT MASTER TRUST~++(P)                                           0.24        01/05/2010         17,995,800
      15,000,000  METLIFE SHORT TERM FUND~++(P)                                           0.25        02/24/2010         14,991,146
       3,000,000  METLIFE SHORT TERM FUND~++(P)                                           0.26        02/22/2010          2,998,202
      11,000,000  METLIFE SHORT TERM FUND~++(P)                                           0.29        02/16/2010         10,993,177
      98,750,000  METLIFE SHORT TERM FUND~++(P)                                           0.30        01/25/2010         98,704,740
      38,000,000  METLIFE SHORT TERM FUND~++(P)                                           0.30        02/08/2010         37,978,150
      41,000,000  METLIFE SHORT TERM FUND~++(P)                                           0.45        01/13/2010         40,977,963
      18,000,000  METLIFE SHORT TERM FUND~++(P)                                           0.50        01/15/2010         17,988,750
      27,000,000  MONT BLANC CAPITAL CORPORATION~++(P)                                    0.20        12/07/2009         26,999,100
      41,000,000  MONT BLANC CAPITAL CORPORATION~++(P)                                    0.20        01/26/2010         40,987,244
      25,000,000  MONT BLANC CAPITAL CORPORATION~++(P)                                    0.25        01/04/2010         24,994,097
      30,000,000  MONT BLANC CAPITAL CORPORATION~++(P)                                    0.25        02/04/2010         29,986,458
      25,000,000  MONT BLANC CAPITAL CORPORATION~++(P)                                    0.26        01/14/2010         24,992,056
      16,000,000  MONT BLANC CAPITAL CORPORATION~++(P)                                    0.27        12/14/2009         15,998,440
      83,700,000  NATIONAL BANK CANADA (NEW YORK)~                                        0.30        01/21/2010         83,664,427
      29,000,000  NATIONAL BANK CANADA (NEW YORK)~                                        0.30        01/25/2010         28,986,708
      40,000,000  NATIONWIDE BUILDING SOCIETY~++                                          0.29        01/14/2010         39,985,822
      18,000,000  NATIONWIDE BUILDING SOCIETY~++                                          0.30        12/28/2009         17,995,950
      50,000,000  NATIONWIDE BUILDING SOCIETY~++                                          0.30        01/15/2010         49,981,250
      25,000,000  NATIONWIDE BUILDING SOCIETY~++                                          0.40        04/05/2010         24,965,278
      32,750,000  NATIONWIDE BUILDING SOCIETY~++                                          0.47        01/15/2010         32,730,759
      22,000,000  NATIONWIDE BUILDING SOCIETY~++                                          0.50        12/28/2009         21,991,750
      54,000,000  NATIONWIDE BUILDING SOCIETY~++                                          0.50        03/22/2010         53,916,750
      17,600,000  NATIONWIDE BUILDING SOCIETY~++                                          0.51        05/06/2010         17,561,104
     135,000,000  NATIONWIDE BUILDING SOCIETY~++                                          0.52        03/22/2010        134,783,550
      48,000,000  NATIXIS US FINANCE COMPANY~                                             0.22        12/16/2009         47,995,600
      73,000,000  NATIXIS US FINANCE COMPANY~                                             0.23        12/21/2009         72,990,672
      73,000,000  NATIXIS US FINANCE COMPANY~                                             0.23        12/22/2009         72,990,206
      24,000,000  NATIXIS US FINANCE COMPANY~                                             0.30        02/23/2010         23,983,200
      44,000,000  NATIXIS US FINANCE COMPANY~                                             0.30        03/02/2010         43,966,633
       4,000,000  NEWPORT FUNDING CORPORATION~++(P)                                       0.18        12/22/2009          3,999,580
      18,000,000  NEWPORT FUNDING CORPORATION~++(P)                                       0.19        01/13/2010         17,995,915
       4,400,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                                       0.21        12/16/2009          4,399,615
       9,750,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                                       0.25        02/11/2010          9,745,125
      44,000,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                                       0.26        01/15/2010         43,985,700

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

      HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$     18,000,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                                       0.27%       01/22/2010   $     17,992,980
      20,000,000  OAKLAND-ALAMEDA COUNTY                                                  0.35        12/01/2009         20,000,000
      24,482,000  OLD LINE FUNDING LLC~++(P)                                              0.26        02/11/2010         24,469,269
      16,000,000  PRUDENTIAL PLC~++                                                       0.28        03/01/2010         15,988,800
      11,000,000  PRUDENTIAL PLC~++                                                       0.36        02/26/2010         10,990,430
      37,000,000  PRUDENTIAL PLC~++                                                       0.46        01/20/2010         36,976,361
      30,500,000  PRUDENTIAL PLC~++                                                       0.50        01/04/2010         30,485,597
      39,000,000  RANGER FUNDING COMPANY LLC~++(P)                                        0.24        02/12/2010         38,981,020
       5,637,000  RANGER FUNDING COMPANY LLC~++(P)                                        0.25        01/20/2010          5,635,043
      49,369,000  RANGER FUNDING COMPANY LLC~++(P)                                        0.25        01/22/2010         49,351,172
      26,500,000  RANGER FUNDING COMPANY LLC~++(P)                                        0.27        01/20/2010         26,490,063
     111,250,000  RANGER FUNDING COMPANY LLC~++(P)                                        0.34        12/02/2009        111,248,949
      50,158,000  REGENCY MARKETS #1 LLC~++(P)                                            0.18        12/04/2009         50,157,248
       3,000,000  REGENCY MARKETS #1 LLC~++(P)                                            0.19        12/17/2009          2,999,747
       2,000,000  REGENCY MARKETS #1 LLC~++(P)                                            0.19        12/21/2009          1,999,789
      37,000,000  REGENCY MARKETS #1 LLC~++(P)                                            0.20        12/29/2009         36,994,244
      23,190,000  RHEIN-MAIN SECURITY LIMITED~++(P)                                       0.25        12/30/2009         23,185,330
       2,700,000  RHEIN-MAIN SECURITY LIMITED~++(P)                                       0.27        01/11/2010          2,699,170
      82,500,000  RHEIN-MAIN SECURITY LIMITED~++(P)                                       0.35        02/16/2010         82,438,240
       9,000,000  RHEIN-MAIN SECURITY LIMITED~++(P)                                       0.35        02/22/2010          8,992,737
      25,000,000  RHEINGOLD SECURITIZATION~++(P)                                          0.28        12/10/2009         24,998,250
      41,000,000  RHEINGOLD SECURITIZATION~++(P)                                          0.35        12/16/2009         40,994,021
      89,000,000  RHEINGOLD SECURITIZATION~++(P)                                          0.35        02/12/2010         88,936,835
      32,000,000  RHEINGOLD SECURITIZATION~++(P)                                          0.40        01/11/2010         31,985,422
      35,000,000  RHEINGOLD SECURITIZATION~++(P)                                          0.43        12/01/2009         35,000,000
       3,000,000  ROMULUS FUNDING CORPORATION~++(P)                                       0.30        12/23/2009          2,999,450
      12,000,000  ROMULUS FUNDING CORPORATION~++(P)                                       0.32        01/08/2010         11,995,947
      26,000,000  ROMULUS FUNDING CORPORATION~++(P)                                       0.33        12/15/2009         25,996,663
       9,000,000  ROMULUS FUNDING CORPORATION~++(P)                                       0.35        12/18/2009          8,998,513
       7,000,000  ROMULUS FUNDING CORPORATION~++(P)                                       0.35        02/17/2010          6,994,692
      49,000,000  SALISBURY RECEIVABLES COMPANY~++(P)                                     0.21        12/07/2009         48,998,285
     199,500,000  SAN PAOLO IMI US FINANCIAL COMPANY~                                     0.25        12/23/2009        199,470,130
      80,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED~              0.60        06/15/2010         79,738,667
      14,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED~              0.65        12/02/2009         13,999,747
      34,000,000  SCALDIS CAPITAL LLC~++(P)                                               0.24        12/07/2009         33,998,640
      75,000,000  SCALDIS CAPITAL LLC~++(P)                                               0.24        12/09/2009         74,996,000
      30,000,000  SCALDIS CAPITAL LLC~++(P)                                               0.24        12/10/2009         29,998,200
      40,000,000  SCALDIS CAPITAL LLC~++(P)                                               0.24        12/17/2009         39,995,733
      40,500,000  SCALDIS CAPITAL LLC~++(P)                                               0.25        12/07/2009         40,498,313
       6,000,000  SCALDIS CAPITAL LLC~++(P)                                               0.25        12/18/2009          5,999,292
      29,000,000  SHEFFIELD RECEIVABLES~++(P)                                             0.21        01/20/2010         28,991,542
       8,000,000  SHEFFIELD RECEIVABLES~++(P)                                             0.22        02/10/2010          7,996,529
      45,000,000  SHEFFIELD RECEIVABLES~++(P)                                             0.23        12/01/2009         45,000,000
      88,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT~++                             0.20        02/24/2010         87,958,444
     134,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT~++                             0.21        02/26/2010        133,931,995
      40,000,000  SOLITAIRE FUNDING LLC~++(P)                                             0.29        02/18/2010         39,974,544
      32,000,000  SOLITAIRE FUNDING LLC~++(P)                                             0.29        02/22/2010         31,978,604
     129,000,000  SOLITAIRE FUNDING LLC~++(P)                                             0.31        01/19/2010        128,945,569
     139,000,000  SOLITAIRE FUNDING LLC~++(P)                                             0.31        01/20/2010        138,940,153
      27,000,000  SOLITAIRE FUNDING LLC~++(P)                                             0.33        03/19/2010         26,973,270
      12,000,000  SOLITAIRE FUNDING LLC~++(P)                                             0.34        01/08/2010         11,995,693
      43,000,000  SOLITAIRE FUNDING LLC~++(P)                                             0.38        01/04/2010         42,984,568
      17,500,000  STARBIRD FUNDING CORPORATION~++(P)                                      0.15        12/01/2009         17,500,000
      17,000,000  STARBIRD FUNDING CORPORATION~++(P)                                      0.18        12/14/2009         16,998,895
      22,000,000  STARBIRD FUNDING CORPORATION~++(P)                                      0.20        12/07/2009         21,999,267
      42,940,000  STARBIRD FUNDING CORPORATION~++(P)                                      0.20        12/28/2009         42,933,559
      15,000,000  STARBIRD FUNDING CORPORATION~++(P)                                      0.23        01/21/2010         14,995,113
      73,000,000  SUMITOMO TRUST & BANK (NEW YORK)~                                       0.21        12/18/2009         72,992,761
      14,000,000  SURREY FUNDING CORPORATION~++(P)                                        0.21        02/17/2010         13,993,630
       5,000,000  SURREY FUNDING CORPORATION~++(P)                                        0.24        01/11/2010          4,998,633
      73,000,000  SURREY FUNDING CORPORATION~++(P)                                        0.24        01/14/2010         72,978,587
       6,550,000  SWEDBANK AB~++                                                          0.54        12/02/2009          6,549,902
      60,000,000  SWEDBANK AB~++                                                          0.55        12/15/2009         59,987,167

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

      HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$     99,750,000  SWEDBANK AB~++                                                          0.55%       12/22/2009   $     99,717,997
      55,000,000  SWEDBANK AB~++                                                          0.56        12/17/2009         54,986,311
      50,000,000  SWEDBANK AB~++                                                          0.87        02/09/2010         49,915,417
      50,000,000  SWEDBANK AB~++                                                          0.89        02/16/2010         49,904,819
      21,055,000  TASMAN FUNDING INCORPORATED~++(P)                                       0.23        01/14/2010         21,049,081
      47,000,000  TASMAN FUNDING INCORPORATED~++(P)                                       0.24        12/15/2009         46,995,613
      30,000,000  TASMAN FUNDING INCORPORATED~++(P)                                       0.30        01/12/2010         29,989,500
      30,028,000  TASMAN FUNDING INCORPORATED~++(P)                                       0.31        01/20/2010         30,015,071
      53,420,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                    0.18        12/18/2009         53,415,459
      44,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                    0.23        01/15/2010         43,987,350
      50,031,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                    0.23        01/25/2010         50,013,420
      51,922,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                    0.23        01/29/2010         51,902,428
      24,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                    0.24        02/08/2010         23,988,960
      38,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                    0.25        01/07/2010         37,990,236
      25,084,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                    0.26        12/14/2009         25,081,645
      17,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                    0.27        12/18/2009         16,997,833
      25,797,000  THUNDER BAY FUNDING LLC~++(P)                                           0.26        01/25/2010         25,786,753
      15,367,000  THUNDER BAY FUNDING LLC~++(P)                                           0.30        02/04/2010         15,358,676
      35,010,000  TICONDEROGA FUNDING LLC~++(P)                                           0.18        12/09/2009         35,008,600
      30,000,000  TICONDEROGA FUNDING LLC~++(P)                                           0.18        12/10/2009         29,998,650
      63,000,000  TOYOTA CRED PUERTO RICO~                                                0.19        12/07/2009         62,998,005
      64,000,000  TOYOTA MOTOR CREDIT CORPORATION~                                        0.19        12/07/2009         63,997,973
       9,000,000  TULIP FUNDING CORPORATION~++(P)                                         0.18        12/10/2009          8,999,595
      17,000,000  TULIP FUNDING CORPORATION~++(P)                                         0.18        12/18/2009         16,998,555
      81,000,000  TULIP FUNDING CORPORATION~++(P)                                         0.19        12/07/2009         80,997,435
      53,000,000  TULIP FUNDING CORPORATION~++(P)                                         0.19        12/09/2009         52,997,762
      32,022,000  TULIP FUNDING CORPORATION~++(P)                                         0.19        12/16/2009         32,019,465
      74,741,000  TULIP FUNDING CORPORATION~++(P)                                         0.25        01/07/2010         74,721,796
      26,303,000  TULIP FUNDING CORPORATION~++(P)                                         0.27        12/01/2009         26,303,000
      24,000,000  UBS FINANCE DELAWARE LLC~                                               0.60        12/30/2009         23,988,400
      75,000,000  UBS FINANCE DELAWARE LLC~                                               0.62        12/30/2009         74,962,542
      74,000,000  UBS FINANCE DELAWARE LLC~                                               0.72        12/04/2009         73,995,560
     109,000,000  UNICREDIT DELAWARE INCORPORATED~++                                      0.29        03/03/2010        108,919,219
      30,000,000  UNICREDIT DELAWARE INCORPORATED~++                                      0.35        12/17/2009         29,995,333
      30,000,000  UNICREDIT DELAWARE INCORPORATED~++                                      0.36        01/12/2010         29,987,575
     133,000,000  UNICREDIT DELAWARE INCORPORATED~++                                      0.40        01/05/2010        132,948,278
      66,000,000  UNICREDIT DELAWARE INCORPORATED~++                                      0.60        12/21/2009         65,978,000
      51,000,000  UNICREDIT DELAWARE INCORPORATED~++                                      0.90        12/09/2009         50,989,800
      55,000,000  UNICREDITO ITALIANO BANK IRELAND~++                                     0.25        12/07/2009         54,997,708
      80,000,000  UNICREDITO ITALIANO BANK IRELAND~++                                     0.43        02/03/2010         79,938,844
      22,000,000  VERSAILLES COMMERCIAL PAPER LLC~++(P)                                   0.50        12/11/2009         21,996,944
      22,000,000  VERSAILLES COMMERCIAL PAPER LLC~++(P)                                   0.50        12/18/2009         21,994,806
      22,000,000  VERSAILLES COMMERCIAL PAPER LLC~++(P)                                   0.55        12/03/2009         21,999,328
      17,507,000  VICTORY RECEIVABLES CORPORATION~++(P)                                   0.15        12/01/2009         17,507,000
       9,000,000  VICTORY RECEIVABLES CORPORATION~++(P)                                   0.18        12/18/2009          8,999,235
      24,000,000  VICTORY RECEIVABLES CORPORATION~++(P)                                   0.19        12/04/2009         23,999,620
      13,000,000  VICTORY RECEIVABLES CORPORATION~++(P)                                   0.19        12/08/2009         12,999,520
      25,000,000  VICTORY RECEIVABLES CORPORATION~++(P)                                   0.19        12/10/2009         24,998,813
      25,000,000  WESTPAC SECURITIES NZ LIMITED~++                                        0.24        12/23/2009         24,996,333
      48,000,000  WESTPAC SECURITIES NZ LIMITED~++                                        0.26        02/02/2010         47,978,160
      77,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                      0.31        08/20/2010         77,000,000
     125,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                      0.36        11/05/2010        125,000,000
      11,000,000  WINDMILL FUNDING CORPORATION~++(P)                                      0.25        02/05/2010         10,994,958
      20,000,000  WINDMILL FUNDING CORPORATION~++(P)                                      0.28        01/05/2010         19,994,556
      18,000,000  WINDMILL FUNDING CORPORATION~++(P)                                      0.28        01/11/2010         17,994,260
      24,000,000  WINDMILL FUNDING CORPORATION~++(P)                                      0.28        01/15/2010         23,991,600
      18,000,000  WINDMILL FUNDING CORPORATION~++(P)                                      0.30        01/15/2010         17,993,250
      82,500,000  WINDMILL FUNDING CORPORATION~++(P)                                      0.30        02/10/2010         82,451,188
      32,900,000  WINDMILL FUNDING CORPORATION~++(P)                                      0.32        02/01/2010         32,881,868
      48,000,000  YORKTOWN CAPITAL LLC~++(P)                                              0.25        01/19/2010         47,983,667
      51,000,000  YORKTOWN CAPITAL LLC~++(P)                                              0.25        01/21/2010         50,981,937
      14,048,000  YORKTOWN CAPITAL LLC~++(P)                                              0.25        01/22/2010         14,042,927
      52,000,000  YORKTOWN CAPITAL LLC~++(P)                                              0.26        01/20/2010         51,981,222

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

      HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$     63,896,000  YORKTOWN CAPITAL LLC~++(P)                                              0.28%       12/16/2009   $     63,888,545
      21,000,000  YORKTOWN CAPITAL LLC~++(P)                                              0.31        12/16/2009         20,997,288
      35,000,000  YORKTOWN CAPITAL LLC~++(P)                                              0.34        12/02/2009         34,999,664

TOTAL COMMERCIAL PAPER (COST $17,375,427,305)                                                                        17,375,427,305
                                                                                                                   ----------------

CORPORATE BONDS & NOTES: 2.80%
      50,000,000  AMERICAN EXPRESS BANK FSB+/-                                            1.09        12/10/2010         50,454,557
      56,000,000  BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-             0.23        02/05/2010         56,000,000
      86,900,000  BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-             0.33        09/13/2010         86,992,767
     127,750,000  BBVA US SENIOR SAU+/-++                                                 0.35        03/12/2010        127,767,133
      42,000,000  CITIBANK NA+/-                                                          0.33        09/30/2010         42,000,000
      15,000,000  CITIGROUP FUNDING INCORPORATED+/-SS.                                    0.20        05/05/2011         14,993,524
      81,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                      0.39        06/24/2010         81,000,000
     135,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                      0.43        06/04/2010        135,000,000
       5,000,000  CREDIT AGRICOLE SA (LONDON)+/-++                                        0.30        05/28/2010          4,996,208
      40,000,000  CREDIT SUISSE USA INCORPORATED+/-                                       0.52        01/15/2010         40,013,673
       7,459,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                 0.33        05/10/2010          7,453,692
      10,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-SS.                              0.38        03/11/2011         10,018,340
      29,110,000  MERRILL LYNCH & COMPANY                                                 4.25        02/08/2010         29,286,364
      16,430,000  NATIONWIDE BUILDING SOCIETY++                                           4.25        02/01/2010         16,534,102
      51,035,000  SANTANDER US DEBT SA UNIPERSONAL+/-++                                   0.33        07/23/2010         50,993,648
       5,300,000  SEARIVER MARITIME INCORPORATED+/-SS.(I)                                 0.85        10/01/2011          5,300,000
      61,000,000  SWEDISH EXPORT CREDIT CORPORATION                                       4.88        01/19/2010         61,380,599

TOTAL CORPORATE BONDS & NOTES (COST $820,184,607)                                                                       820,184,607
                                                                                                                   ----------------

MEDIUM TERM NOTES: 2.29%
      57,210,000  BEAR STEARNS COMPANY+/-                                                 0.39        05/18/2010         57,226,917
      19,500,000  BEAR STEARNS COMPANY+/-                                                 0.42        10/22/2010         19,509,888
      25,920,000  BEAR STEARNS COMPANY+/-                                                 0.68        07/19/2010         25,953,513
      72,000,000  BNP PARIBAS+/-                                                          0.62        03/10/2010         72,073,332
      79,500,000  EKSPORTFINANS A/S+/-                                                    0.33        09/22/2010         79,500,000
      35,000,000  EKSPORTFINANS A/S+/-                                                    0.33        08/03/2010         35,000,000
      30,000,000  EKSPORTFINANS A/S+/-                                                    0.70        06/11/2010         30,000,000
      15,000,000  EUROPEAN INVESTMENT BANK                                                0.92        01/26/2010         15,013,290
     152,000,000  JPMORGAN CHASE & COMPANY+/-                                             0.32        05/07/2010        152,044,507
      18,720,000  JPMORGAN CHASE & COMPANY+/-                                             0.32        06/22/2010         18,716,274
      15,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                 0.39        03/23/2010         14,956,029
      49,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                 0.41        12/04/2009         48,998,921
      45,787,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                 0.50        02/05/2010         45,756,560
      57,000,000  US BANCORP+/-                                                           0.73        06/04/2010         57,133,126

TOTAL MEDIUM TERM NOTES (COST $671,882,357)                                                                             671,882,357
                                                                                                                   ----------------

MUNICIPAL BONDS & NOTES: 8.20%
      15,655,000  ACADEMY OF THE NEW CHURCH (OTHER REVENUE)+/-SS.                         0.25        02/01/2025         15,655,000
      17,800,000  BALTIMORE MD PACKAGE SYSTEMS FACILITIES (PARKING FACILITIES
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                  0.25        07/01/2032         17,800,000
       4,170,000  BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A
                  (IDR, KBC BANK NV LOC)+/-SS.                                            0.29        12/01/2028          4,170,000
      10,000,000  CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                  ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR,
                  NATIXIS LOC)+/-SS.                                                      0.22        07/01/2026         10,000,000
       9,000,000  CALIFORNIA HFFA CATHOLIC HEALTHCARE SERIES L (HCFR, CITIBANK
                  NA LOC)+/-SS.                                                           0.22        07/01/2033          9,000,000
      11,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CALIFORNIA ACADEMY SERIES A (OTHER REVENUE, US BANK NA LOC)+/-SS.       0.20        09/01/2038         11,000,000
      14,210,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CALIFORNIA ACADEMY SERIES B (OTHER REVENUE, ALLIED IRISH BANK
                  PLC LOC)+/-SS.                                                          0.19        09/01/2038         14,210,000
      25,900,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAN
                  FRANCISCO BALLET (ECONOMIC DEVELOPMENT REVENUE, ALLIED IRISH
                  BANK PLC LOC+/-SS.                                                      0.19        08/01/2038         25,900,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

      HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES (continued)
$     40,700,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-SS.        0.22%       07/01/2035   $     40,700,000
      43,700,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                        0.25        05/01/2022         43,700,000
      28,080,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER
                  REVENUE, BANK OF NOVA SCOTIA LOC)+/-SS.                                 0.18        05/01/2022         28,080,000
      17,500,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7
                  (ELECTRIC, POWER & LIGHTING REVENUE, FIRST SECURITY BANK
                  INSURED)+/-SS.                                                          0.30        05/01/2022         17,500,000
      19,970,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9 (ELECTRIC
                  REVENUE, CITIBANK NA LOC)+/-SS.                                         0.20        05/01/2022         19,970,000
      20,600,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C13 (UTILITIES
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                 0.30        05/01/2022         20,600,000
      81,935,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                                 0.20        05/01/2020         81,935,000
      80,400,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
                  REVENUE, FIRST SECURITY BANK INSURED)+/-SS.                             0.22        05/01/2017         80,400,000
      20,000,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C4 (SALES
                  TAX REVENUE)+/-SS.                                                      0.24        07/01/2023         20,000,000
      53,180,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK
                  OF AMERICA NA LOC)+/-SS.                                                0.22        05/01/2040         53,180,000
      17,000,000  CALIFORNIA STATE SERIES B5 (OTHER REVENUE, CITIBANK NA LOC)+/-SS.       0.22        05/01/2034         17,000,000
      10,800,000  CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL SERIES C (HCFR,
                  BANK OF AMERICA NA LOC)+/-SS.                                           0.20        08/15/2034         10,800,000
      25,000,000  CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES A
                  (HOSPITAL REVENUE, WELLS FARGO BANK)+/-SS.Q                             0.33        08/15/2047         25,000,000
      10,000,000  CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES B
                  (HCFR)+/-SS.                                                            0.20        08/15/2047         10,000,000
      17,300,000  CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED)+/-SS.                                 0.23        08/15/2032         17,300,000
      19,000,000  CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                                                   0.25        01/01/2037         19,000,000
      25,000,000  CITY OF WHITING ENVIRONMENTAL FACILITIES PRODUCTS NORTH
                  AMERICA PROJECT (OTHER REVENUE, BANK OF NEW YORK LOC)+/-SS.             0.24        07/01/2040         25,000,000
      12,800,000  CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89
                  GARAGE PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.           0.20        01/01/2037         12,800,000
       9,817,000  COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING
                  REVENUE, GO OF AUTHORITY INSURED)+/-SS.                                 0.30        10/01/2038          9,817,000
       5,000,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES C1 (OTHER
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                                 0.30        11/01/2033          5,000,000
      77,000,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE SERIES B-1
                  (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.               0.90        05/01/2038         77,000,000
      25,000,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CLASS I
                  SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/-SS.                       0.40        05/01/2038         25,000,000
      29,980,000  COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                  PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-SS.                      0.30        05/01/2049         29,980,000
      38,470,000  COLORADO HOUSING FINANCE AUTHORITY SERIES C1 (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-SS.                                          0.30        11/01/2032         38,470,000
      19,000,000  COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS BANK
                  LOC)+/-SS.                                                              0.40        11/01/2030         19,000,000
      24,000,000  COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION
                  LOC)+/-SS.                                                              0.40        11/01/2030         24,000,000
      60,000,000  DENVER COMPANY CITY & COUNTY SCHOOL DISTRICT #1 SERIES A
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-SS.                          0.40        12/15/2037         60,000,000
       9,645,000  DISTRICT OF COLUMBIA GEORGETOWN UNIVERSITY SERIES B2 (COLLEGE
                  & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                    0.23        04/01/2041          9,645,000
      14,800,000  ESCAMBIA COUNTY FL SOLID WASTE DISPOSAL SYSTEM GULF POWER
                  COMPANY PROJECT 2ND SERIES (OTHER REVENUE)+/-SS.                        0.25        04/01/2039         14,800,000
       8,400,000  GREGG COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  GOOD SHEPHERD SERIES C (HCFR, RADIAN INSURED)+/-SS.                     0.23        10/01/2029          8,400,000
      19,500,000  HOUSTON TX UTILITY SYSTEM (SEWER REVENUE, DEXIA CREDIT LOCAL
                  DE FRANCE LOC)+/-SS.                                                    0.27        05/15/2034         19,500,000
       8,300,000  HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                  0.27        05/15/2034          8,300,000
      13,800,000  ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH SERIES B (HFFA
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                                 0.27        05/15/2035         13,800,000
      12,000,000  ILLINOIS FINANCE AUTHORITY UNIVERSITY CHICAGO MEDICAL E-1
                  (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                       0.19        08/01/2043         12,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

      HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES (continued)
$    337,118,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                  REVENUE, SOCIETE GENERALE LOC)+/-SS.                                    0.20%       08/01/2016   $    337,118,000
         990,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)+/-SS.                                                    0.30        07/01/2035            990,000
      13,020,000  LANCASTER COUNTY HOSPITAL AUTHORITY HEALTH SYSTEM LANCASTER
                  GENERAL HOSPITAL (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-SS.       0.27        07/01/2041         13,020,000
      10,000,000  LEE MEMORIAL HEALTH SYSTEM SERIES B (HCFR, BANK OF AMERICA NA
                  LOC)+/-SS.                                                              0.22        04/01/2033         10,000,000
      12,000,000  LOMA LINDA CA LOMA LINDA UNIVERSITY SERIES B (HCFR, BANK OF
                  AMERICA NA LOC)+/-SS.                                                   0.25        12/01/2037         12,000,000
      17,740,000  LOUISIANA PUBLIC FACILITIES AUTHORITY (HOSPITAL REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-SS.                                          0.24        07/01/2028         17,740,000
      33,200,000  METROPOLITAN WASHINGTON AIRPORTS AUTHORITY SUBSERIES D-2
                  (AIRPORT REVENUE, BANK OF AMERICA NA LOC)+/-SS.                         0.22        10/01/2039         33,200,000
      17,000,000  METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SUBSERIES D-1
                  (AIRPORT REVENUE, BANK OF AMERICA NA LOC)+/-SS.                         0.25        10/01/2039         17,000,000
       5,575,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                  SERIES C (WATER REVENUE )+/-SS.                                         0.24        07/01/2027          5,575,000
      13,500,000  MICHIGAN STATE STRATEGIC FUND LIMITED TAXABLE WATERFRONT
                  SERIES A (IDR, DEUTSCHE BANK AG LOC)+/-SS.                              0.46        03/01/2039         13,500,000
      15,500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
                  CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-SS.         0.23        08/15/2037         15,500,000
      28,800,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                  SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-SS.                 0.20        08/15/2025         28,800,000
       6,700,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                  CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-SS.         0.23        08/15/2037          6,700,000
      29,750,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE
                  FACILITIES SERIES A (HCFR, FIRST SECURITY BANK LOC)+/-SS.               0.23        08/15/2034         29,750,000
       5,135,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING
                  REVENUE, GO OF AUTHORITY)+/-SS.                                         0.25        07/01/2038          5,135,000
       6,500,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING
                  REVENUE, GO OF AUTHORITY)+/-SS.                                         0.25        07/01/2048          6,500,000
      47,350,000  MISSISSIPPI BUSINESS FINANCE CORPORATION CHEVRON USA
                  INCORPORATED PROJECT SERIES A (IDR)+/-SS.                               0.18        12/01/2030         47,350,000
      37,995,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT B (PROPERTY TAX
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                        0.35        11/01/2028         37,995,000
      23,700,000  MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES
                  SERIES A (HFFA REVENUE, BANK OF NOVA SCOTIA LOC)+/-SS.                  0.22        02/01/2040         23,700,000
      50,395,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY FACILITIES
                  CONSTRUCTURE SERIES R1 (OTHER REVENUE, BANK OF NOVA SCOTIA
                  LOC)+/-SS.                                                              0.18        09/01/2031         50,395,000
      21,900,000  NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
                  (TOLL ROAD REVENUE, FGIC INSURED, SOCIETE GENERALE LOC)+/-SS.           0.31        01/01/2018         21,900,000
      18,000,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A2 (OTHER
                  REVENUE, UBS AG LOC)+/-SS.                                              0.22        06/15/2024         18,000,000
      16,900,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER
                  REVENUE, UBS AG LOC)+/-SS.                                              0.22        12/15/2026         16,900,000
      65,000,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY SUBSERIES B-1
                  (WATER & SEWER REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                  0.25        06/15/2024         65,000,000
      30,680,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY SERIES G
                  (TRANSPORTATION REVENUE, BANQUE NATIONALE PARIS LOC)+/-SS.              0.20        11/01/2026         30,680,000
      75,700,000  NEW YORK NY IDA SERIES B (IDR, BANK OF AMERICA NA LOC)+/-SS.            0.22        11/01/2039         75,700,000
      17,880,000  NEW YORK NY MUNICIPAL WATER FINANCE AUTHORITY SUBSERIES B2
                  (WATER & SEWER REVENUE, LLOYDS BANK LOC)+/-SS.                          0.21        06/15/2024         17,880,000
      15,150,000  NEW YORK NY SERIES E SUBSERIES E-2 (PROPERTY TAX REVENUE,
                  BANK OF AMERICA NA LOC)+/-SS.                                           0.22        08/01/2034         15,150,000
      34,000,000  NEW YORK NY SUBSERIES J3 (PROPERTY TAX REVENUE, ALLIED IRISH
                  BANK PLC LOC)+/-SS.                                                     0.21        08/01/2023         34,000,000
      13,000,000  NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D (HCFR, BANK
                  OF AMERICA NA LOC)+/-SS.                                                0.20        12/01/2040         13,000,000
      21,000,000  NORTH TEXAS TOLLWAY AUTHORITY (OTHER REVENUE, JPMORGAN CHASE
                  BANK LOC)+/-SS.                                                         0.25        01/01/2049         21,000,000
       5,000,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL
                  (IDR)+/-SS.                                                             0.23        04/01/2032          5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

      HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES (continued)
$     10,285,000  RENO NV SALES TAX REVENUE VARIOUS REFUNDING SENIOR LIEN-RENO
                  TRANSPORTATION RAIL ACCESS CORRIDOR PROJECT (SALES TAX
                  REVENUE, BANK OF NEW YORK LOC)+/-SS.                                    0.23%       06/01/2042   $     10,285,000
      13,400,000  SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES J (ELECTRIC
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                  0.21        08/15/2028         13,400,000
      10,525,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SERIES D (SEWER REVENUE, BANK OF AMERICA NA LOC)+/-SS.                  0.20        12/01/2039         10,525,000
      46,500,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                  TAX SERIES A (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.         0.26        04/01/2038         46,500,000
      52,245,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                  TAX SERIES B (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.         0.28        04/01/2038         52,245,000
      60,000,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                  TAX SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)+/-SS.                                                              0.45        04/01/2038         60,000,000
      10,000,000  SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND SERIES F (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                  0.26        06/01/2034         10,000,000
      25,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  AVERA HEALTH SUBSERIES A1 (OTHER REVENUE, US BANK NA LOC)+/-SS.         0.26        07/01/2038         25,000,000
       2,000,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                  (OTHER REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-SS.                   0.30        06/01/2045          2,000,000
      49,700,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES B (IDR)+/-SS.                                            0.19        07/01/2037         49,700,000
      29,180,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES C (IDR)+/-SS.                                            0.19        07/01/2037         29,180,000
       2,000,000  WAUKESHA HEALTH SYSTEM INCORPORATED (HFR, JPMORGAN CHASE BANK
                  LOC)+/-SS.                                                              0.38        08/15/2026          2,000,000
         540,000  WAYNE COUNTY AIRPORT AUTHORITY SERIES F (AIRPORT REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-SS.                                          0.28        12/01/2016            540,000
       5,500,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY UNITED HEALTH
                  SYSTEMS SERIES A (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-SS.       0.23        06/01/2041          5,500,000
      14,625,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY UNITED HEALTH
                  SYSTEMS SERIES C (HCFR, BANK OF AMERICA NA LOC)+/-SS.                   0.23        06/01/2041         14,625,000

TOTAL MUNICIPAL BONDS & NOTES (COST $2,403,090,000)                                                                   2,403,090,000
                                                                                                                   ----------------

REPURCHASE AGREEMENTS: 5.62%
     216,550,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $216,550,962)                                0.16        12/01/2009        216,550,000
      95,000,000  BANK OF AMERICA SECURITIZATION LLC - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $95,000,633)                   0.24        12/01/2009         95,000,000
      38,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $38,000,253)                      0.24        12/01/2009         38,000,000
     100,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $100,000,472)                     0.17        12/01/2009        100,000,000
     115,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $115,000,767)                                0.24        12/01/2009        115,000,000
     200,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $200,000,944)                                0.17        12/01/2009        200,000,000
     115,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $115,000,863)                     0.27        12/01/2009        115,000,000
     598,110,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $598,112,658)                     0.16        12/01/2009        598,110,000
     169,000,000  RBS SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $169,000,854)                     0.18        12/01/2009        169,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,646,660,000)                                                                     1,646,660,000
                                                                                                                   ----------------

SECURED MASTER NOTE AGREEMENT: 1.92%
     363,250,000  BANK OF AMERICA SECURITIES LLC+/-                                       0.44        09/09/2034        363,250,000
     197,652,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-                                0.64        09/09/2049        197,652,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $560,902,000)                                                                 560,902,000
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

      HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
TIME DEPOSITS: 10.52%
$    200,000,000  ABN-AMRO BANK NV                                                        0.14%       12/01/2009   $    200,000,000
     381,000,000  BANCO SANTANDER MADRID                                                  0.18        12/01/2009        381,000,000
     275,000,000  BANK OF IRELAND                                                         0.35        12/01/2009        275,000,000
     182,000,000  BANK OF IRELAND                                                         0.50        12/02/2009        182,000,000
     381,000,000  BNP PARIBAS PARIS                                                       0.16        12/01/2009        381,000,000
     285,000,000  DANSKE BANK A S COPENHAGEN                                              0.20        12/02/2009        285,000,000
     182,000,000  DEXIA BANK GRAND CAYMAN                                                 0.26        12/02/2009        182,000,000
     179,000,000  DEXIA CREDIT LOCAL DE FRANCE                                            0.26        12/07/2009        179,000,000
     183,000,000  DEXIA CREDIT LOCAL DE FRANCE                                            0.27        12/04/2009        183,000,000
     548,000,000  KBC BANK NV BRUSSELS                                                    0.18        12/01/2009        548,000,000
     286,000,000  SOCIETE GENERALE PARIS                                                  0.18        12/01/2009        286,000,000

TOTAL TIME DEPOSITS (COST $3,082,000,000)                                                                             3,082,000,000
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $29,611,025,238)*                                  101.06%                                                   $ 29,611,025,238

OTHER ASSETS AND LIABILITIES, NET                         (1.06)                                                       (311,546,424)
                                                         ------                                                    ----------------

TOTAL NET ASSETS                                         100.00%                                                   $ 29,299,478,814
                                                         ------                                                    ----------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(P)   ASSET-BACKED COMMERCIAL PAPER.

(I)   ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

      MINNESOTA MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
COMMERCIAL PAPER: 0.96%
$      1,100,000  ROCHESTER MN HEALTH CARE                                               0.30%       12/17/2009   $   1,100,000

TOTAL COMMERCIAL PAPER (COST $1,100,000)                                                                              1,100,000

MUNICIPAL BONDS & NOTES: 99.01%

MINNESOTA: 99.01%
       1,705,000  BECKER MN PLYMOUTH FOAM PROJECT (IDR, US BANK NA LOC)SS.+/-            0.60        05/01/2019       1,705,000
         795,000  BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
                  INSURED)SS.+/-                                                         0.34        11/15/2032         795,000
         585,000  BLOOMINGTON MN HOUSING & RDA MASONIC HOME CLUSTER (HOUSING
                  REVENUE, US BANK NA LOC)SS.+/-                                         0.41        08/01/2025         585,000
         605,000  BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE,
                  LASALLE NATIONAL BANK NA LOC)SS.+/-                                    0.42        07/15/2032         605,000
         550,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
                  INSURED)SS.+/-                                                         0.26        07/15/2030         550,000
         400,000  BURNSVILLE MN BRIDGEWAY APARTMENTS PROJECT (HOUSING REVENUE,
                  FNMA INSURED)SS.+/-                                                    0.26        10/15/2033         400,000
       3,550,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
                  YORK LOC)SS.+/-                                                        0.22        11/01/2035       3,550,000
       1,750,000  CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION
                  PROJECT (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-            0.41        11/01/2027       1,750,000
         955,000  COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE,
                  FNMA INSURED)SS.+/-                                                    0.34        06/15/2038         955,000
       1,760,000  CROSBY IRONTON MN INDEPENDENT SCHOOL DISTRICT NUMBER 182
                  SERIES B (PROPERTY TAX REVENUE)                                        1.50        09/13/2010       1,771,898
         335,000  DAKOTA COUNTY MN CDA BRENTWOOD HILLS APARTMENTS PROJECT
                  SERIES B (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-         0.66        09/01/2038         335,000
         110,000  DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION (ECONOMIC
                  DEVELOPMENT REVENUE, US BANK NA LOC)SS.+/-                             0.34        01/01/2012         110,000
       2,015,000  DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL LYNCH CAPITAL
                  SERVICES LOC)SS.+/-                                                    0.40        06/01/2029       2,015,000
       5,305,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER
                  REVENUE, AMBAC INSURED)SS.+/-                                          0.27        01/01/2030       5,305,000
       5,000,000  DULUTH MN SEAWAY PORT AUTHORITY SAINT LAWRENCE CEMENT
                  INCORPORATED PROJECT (IDR, WACHOVIA BANK LOC)SS.+/-(Q)                 0.24        03/01/2020       5,000,000
         190,000  EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR, FNMA
                  INSURED)SS.+/-                                                         0.26        02/15/2031         190,000
         815,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS
                  PROJECT (MFHR, LASALLE NATIONAL BANK NA LOC)SS.+/-                     0.36        04/15/2035         815,000
       1,085,000  MACCRAY INDEPENDENT SCHOOL DISTRICT NUMBER 2180 ANTIC CTFS
                  INDEPENDENT SERIES A (PROPERTY TAX REVENUE)                            1.50        09/29/2010       1,092,577
       1,245,000  MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER
                  REVENUE, FNMA INSURED)SS.+/-                                           0.34        06/15/2038       1,245,000
       1,050,000  MANKATO MN SERIES E (PROPERTY TAX REVENUE, US BANK NA LOC)SS.+/-       0.31        02/01/2018       1,050,000
       1,000,000  MILLS NY INDEPENDENT SCHOOL DISTRICT NUMBER 553 SERIES A
                  (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM)                 1.50        09/17/2010       1,006,855
       2,620,000  MINNEAPOLIS & ST. PAUL HOUSING & REDEVELOPMENT AUTHORITY
                  ALLINA HEALTH SYSTEM SERIES B-1 (HFFA REVENUE, JPMORGAN CHASE
                  BANK LOC)SS.+/-                                                        0.26        11/15/2035       2,620,000
       2,060,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                  CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-        0.23        08/15/2037       2,060,000
         475,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE
                  FACILITIES SERIES A (HCFR, FIRST SECURITY BANK LOC)SS.+/-              0.23        08/15/2034         475,000
         175,000  MINNEAPOLIS MN CDA C&G PARTNERS PROJECT (OTHER REVENUE, US
                  BANK NA LOC)SS.+/-                                                     0.31        12/01/2015         175,000
       1,630,000  MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING
                  REVENUE, US BANK NA LOC)SS.+/-                                         0.37        10/01/2024       1,630,000
       4,335,000  MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK
                  NA LOC)SS.+/-                                                          0.37        10/01/2032       4,335,000
       1,860,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
                  REVENUE, US BANK NA LOC)SS.+/-                                         0.22        10/01/2021       1,860,000
       6,340,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH
                  CARE FACILITY ESSENTIAL C4 (HCFR, ASSURED GUARANTEE
                  AGREEMENT)SS.+/-                                                       0.24        02/15/2030       6,340,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

      MINNESOTA MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (continued)
$        510,000  MINNESOTA STATE HEFAR HAMLINE UNIVERSITY SERIES 6E1 (COLLEGE
                  & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)SS.+/-             0.25%       10/01/2016   $     510,000
       1,625,000  MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2 (COLLEGE &
                  UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)SS.+/-               0.23        10/01/2020       1,625,000
       2,885,000  MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H HARRIS TRUST
                  & SAVINGS BANK INSURED  (COLLEGE & UNIVERSITY REVENUE, HARRIS
                  TRUST SAVINGS BANK LOC)SS.+/-                                          0.23        10/01/2030       2,885,000
       1,235,000  MINNESOTA STATE HEFAR TRUSTEES HAMLINE UNIVERSITY SERIES 6E3
                  (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK
                  LOC)SS.+/-                                                             0.25        10/01/2016       1,235,000
         500,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES 1 (HOUSING
                  REVENUE, LLOYDS BANK LOC)SS.+/-                                        0.30        01/01/2036         500,000
       3,315,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING
                  REVENUE, FHLB INSURED)SS.+/-                                           0.30        07/01/2048       3,315,000
       1,160,000  MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF
                  AUTHORITY)SS.+/-                                                       0.40        01/01/2010       1,160,000
       1,595,000  MINNESOTA STATE OLAF COLLEGE SERIES 5-M1 (COLLEGE &
                  UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)SS.+/-               0.23        10/01/2032       1,595,000
         395,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   0.40        10/01/2021         395,000
       1,870,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   0.40        04/01/2025       1,870,000
       4,815,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
                  REVENUE, BANK OF NEW YORK LOC)SS.+/-                                   0.25        10/01/2032       4,815,000
         800,000  MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)SS.+/-                    0.26        05/15/2034         800,000
       2,300,000  OAKDALE MN COTTAGE HOMESTEADS OF ASPEN (HOUSING REVENUE,
                  FHLMC INSURED)SS.+/-                                                   0.36        06/01/2045       2,300,000
         650,000  PINE CITY MN STATE AGENCY (HOUSING REVENUE, FNMA INSURED)SS.+/-        0.26        04/15/2036         650,000
         340,000  PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (IDR, US BANK
                  NA LOC)SS.+/-                                                          0.66        10/01/2010         340,000
       5,290,000  PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE,
                  FHLMC INSURED)SS.+/-                                                   0.34        08/01/2034       5,290,000
         650,000  ROCHESTER MN HEALTH CARE FACILITIES MAYO FOUNDATION (HOSPITAL
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                 0.25        08/15/2032         650,000
         145,000  ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK
                  NA LOC)SS.+/-                                                          0.22        10/01/2029         145,000
       1,175,000  RUSH CITY MN PLASTECH CORPORATION PROJECT (IDR, US BANK NA
                  LOC)SS.+/-                                                             0.56        09/01/2014       1,175,000
         550,000  ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA
                  INSURED)SS.+/-                                                         0.26        05/15/2032         550,000
       1,675,000  ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE
                  NATIONAL BANK NA LOC)SS.+/-                                            0.37        10/01/2037       1,675,000
       5,400,000  ST. CLOUD MN CENRACARE HEALTH SERIES A (HOSPITAL REVENUE,
                  SCOTIABANK LOC)SS.+/-                                                  0.20        05/01/2042       5,400,000
       1,970,000  ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   0.40        10/01/2025       1,970,000
       1,875,000  ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR,
                  FNMA INSURED)SS.+/-                                                    0.34        09/15/2031       1,875,000
       1,500,000  ST. PAUL MN HOUSING & RDA BRIGECREEK SENIOR PLACE SERIES A
                  (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                  0.37        06/15/2037       1,500,000
       1,105,000  ST. PAUL MN HOUSING & RDA KENDRICK APARTMENTS PROJECTS
                  (HOUSING REVENUE, US BANK NA LOC)SS.+/-                                0.56        01/01/2027       1,105,000
       1,485,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                              0.38        05/01/2022       1,485,000
       1,380,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                              0.38        10/01/2025       1,380,000
       1,700,000  ST. PAUL MN PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)SS.+/-           0.26        12/01/2028       1,700,000
         375,000  ST. PAUL MN PORT AUTHORITY (OTHER REVENUE, DEUTSCHE BANK AG
                  LOC)SS.+/-                                                             0.26        12/01/2028         375,000
       2,075,000  ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION SERIES
                  06-3 (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK
                  LOC)SS.+/-                                                             0.22        04/01/2036       2,075,000
       2,400,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES 13-FF
                  (IDR, DEUTSCHE BANK AG LOC)SS.+/-                                      0.26        03/01/2029       2,400,000
       1,300,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING SERIES 14-S
                  (OTHER REVENUE, DEUTSCHE BANK AG LOC)SS.+/-                            0.26        12/01/2028       1,300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                    PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

      MINNESOTA MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (continued)
$        450,000  ST. PAUL MN PORT AUTHORITY HARRIS CONTRACTING COMPANY PROJECT
                  SERIES A (IDR, US BANK NA LOC)SS.+/-                                   0.66%       05/01/2016   $     450,000
         390,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)SS.+/-                                       0.38        05/01/2025         390,000
         705,000  STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR, US BANK NA
                  LOC)SS.+/-                                                             0.65        03/01/2018         705,000
       3,980,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY)SS.+/-                                       0.25        08/15/2031       3,980,000
         175,000  UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY INSURED)SS.+/-                               0.27        12/01/2036         175,000
       1,330,000  WINONA MN PORT AUTHORITY BAY STREET MILLING COMPANY PROJECT
                  SERIES A (IDR, HARRIS TRUST SAVINGS BANK LOC)SS.+/-                    0.56        06/01/2011       1,329,999

                                                                                                                    113,401,329
                                                                                                                  -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $113,401,329)                                                                   113,401,329
                                                                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $114,501,329)*                                      99.97%                                                  $ 114,501,329

OTHER ASSETS AND LIABILITIES, NET                          0.03                                                          34,179
                                                         ------                                                   -------------

TOTAL NET ASSETS                                         100.00%                                                  $ 114,535,508
                                                         ------                                                   -------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

(Q)   CREDIT ENHANCEMENT IS PROVIDED BY AN AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                INTEREST RATE  MATURITY DATE      VALUE
CERTIFICATES OF DEPOSIT: 11.98%
$     41,000,000  ALLIED IRISH BANKS PLC (NEW YORK)                 0.26%       12/07/2009   $    41,000,000
      50,000,000  BANCO BILBAO VIZCAYA ARGENTARIA
                  (NEW YORK)                                        0.32        01/21/2010        50,001,061
      57,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                   0.23        04/07/2010        57,000,000
      32,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                   0.79        11/08/2010        32,000,000
      10,000,000  CALYON (NEW YORK)                                 0.66        02/01/2010        10,000,000
      11,000,000  CALYON (NEW YORK)                                 0.61        02/05/2010        11,000,402
      13,000,000  CALYON (NEW YORK)                                 0.55        03/22/2010        13,001,996
      64,000,000  CREDIT AGRICOLE SA                                0.20        02/02/2010        64,000,000
      20,000,000  DEXIA CREDIT LOCAL SA (NEW YORK)                  0.32        01/26/2010        20,000,311
      24,000,000  DEXIA CREDIT LOCAL SA (NEW YORK)                  0.31        02/16/2010        24,000,513
      26,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                 0.37        05/10/2010        26,000,000
      39,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                 0.53        07/26/2010        39,000,000
      45,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                 0.47        11/12/2010        45,000,000
      53,000,000  NATIONAL AUSTRALIA BANK                           0.28        01/11/2010        52,999,997
      17,000,000  NATIXIS (NEW YORK)                                0.23        12/24/2009        17,000,000
      13,000,000  NATIXIS (NEW YORK)                                0.30        03/02/2010        13,000,000
     125,000,000  NORDEA BANK FINLAND (NEW YORK)                    1.86        04/28/2010       125,759,923
      45,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-               0.24        10/19/2010        45,000,000
      32,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)                 0.47        01/19/2010        32,000,000
      47,000,000  ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-          0.85        07/16/2010        47,000,000
      75,000,000  SOCIETE GENERALE (NEW YORK)+/-                    0.13        04/05/2010        75,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $839,764,203)                                                839,764,203
                                                                                             ---------------

COMMERCIAL PAPER: 61.35%
      13,000,000  ALPINE SECURITIZATION~++(P)                       0.18        12/10/2009        12,999,415
       4,000,000  AMSTEL FUNDING CORPORATION~++(P)                  1.05        12/10/2009         3,998,950
      18,000,000  AMSTEL FUNDING CORPORATION~++(P)                  1.30        12/11/2009        17,993,500
      19,000,000  AMSTEL FUNDING CORPORATION~++(P)                  1.15        12/17/2009        18,990,289
      19,000,000  AMSTEL FUNDING CORPORATION~++(P)                  1.25        12/18/2009        18,988,785
      33,000,000  AMSTEL FUNDING CORPORATION~++(P)                  1.75        01/28/2010        32,906,958
       9,000,000  AMSTERDAM FUNDING CORPORATION~++(P)               0.26        12/15/2009         8,999,090
      17,000,000  AMSTERDAM FUNDING CORPORATION~++(P)               0.28        01/11/2010        16,994,579
       5,000,000  AMSTERDAM FUNDING CORPORATION~++(P)               0.32        02/01/2010         4,997,244
       7,000,000  ANTALIS US FUNDING CORPORATION~++(P)              0.27        12/16/2009         6,999,213
       2,000,000  ANTALIS US FUNDING CORPORATION~++(P)              0.20        12/30/2009         1,999,678
       5,000,000  ANTALIS US FUNDING CORPORATION~++(P)              0.20        12/31/2009         4,999,167
       2,000,000  ANTALIS US FUNDING CORPORATION~++(P)              0.25        01/07/2010         1,999,486
       6,000,000  ANTALIS US FUNDING CORPORATION~++(P)              0.23        01/08/2010         5,998,543
       5,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED~++           0.25        02/08/2010         4,997,604
      21,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED~++           0.39        10/20/2010        21,000,000
       3,000,000  ARABELLA FINANCE LLC~++(P)                        0.40        12/04/2009         2,999,900
       4,000,000  ARABELLA FINANCE LLC~++(P)                        0.45        12/09/2009         3,999,650
      25,000,000  ASB FINANCE LIMITED (LONDON)~++                   0.33        12/02/2009        24,999,771
      10,000,000  ASB FINANCE LIMITED (LONDON)~++                   0.54        03/08/2010         9,985,450
       3,000,000  ASPEN FUNDING CORPORATION~++(P)                   0.19        12/14/2009         2,999,794
      12,000,000  ASPEN FUNDING CORPORATION~++(P)                   0.18        12/30/2009        11,998,260
      13,000,000  ATLANTIC ASSET SECURITIZATION
                  CORPORATION~++(P)                                 0.18        12/08/2009        12,999,545
      17,000,000  ATLANTIC ASSET SECURITIZATION
                  CORPORATION~++(P)                                 0.35        01/05/2010        16,994,215
      20,000,000  ATLANTIC ASSET SECURITIZATION
                  CORPORATION~++(P)                                 0.19        01/12/2010        19,995,567
       8,000,000  ATLANTIC ASSET SECURITIZATION
                  CORPORATION~++(P)                                 0.20        02/12/2010         7,996,756
      52,000,000  ATLANTIS ONE FUNDING~++(P)                        0.29        01/20/2010        51,979,055
      10,000,000  ATLANTIS ONE FUNDING~++(P)                        0.23        02/10/2010         9,995,464
       5,000,000  AUTOBAHN FUNDING COMPANY LLC~++(P)                0.23        12/14/2009         4,999,585
      10,000,000  AUTOBAHN FUNDING COMPANY LLC~++(P)                0.27        01/07/2010         9,997,225
      13,000,000  BANCO BILBAO VIZCAYA (LONDON)~++                  0.30        04/22/2010        12,984,617
       7,000,000  BANK OF AMERICA NA~                               0.23        01/14/2010         6,998,032
       2,000,000  BANK OF AMERICA NA                                0.25        02/01/2010         1,999,139
       4,000,000  BANK OF AMERICA NA                                0.23        02/05/2010         3,998,313
       6,000,000  BANK OF AMERICA NA                                0.23        02/08/2010         5,997,355
       2,000,000  BANK OF AMERICA NA~                               0.65        02/16/2010         1,997,219
       1,000,000  BANK OF AMERICA NA                                0.33        04/08/2010           998,827
       2,000,000  BANK OF AMERICA NA                                0.35        05/18/2010         1,996,733

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$      2,348,587  BANK OF AMERICA NA                                0.33%       05/24/2010   $     2,344,841
       3,000,000  BANK OF AMERICA NA                                0.35        05/24/2010         2,994,925
      15,000,000  BARTON CAPITAL LLC~++(P)                          0.28        01/07/2010        14,995,683
      15,000,000  BARTON CAPITAL LLC~++(P)                          0.27        01/14/2010        14,995,050
       7,000,000  BASF SE CORPORATION~++                            0.60        12/17/2009         6,998,133
       4,000,000  BASF SE CORPORATION~++                            0.52        01/14/2010         3,997,458
       2,000,000  BEETHOVEN FUNDING CORPORATION~++(P)               0.60        12/09/2009         1,999,733
       6,000,000  BEETHOVEN FUNDING CORPORATION~++(P)               0.50        12/16/2009         5,998,750
       8,000,000  BELMONT FUNDING LLC~++(P)                         0.50        12/01/2009         8,000,000
       5,000,000  BELMONT FUNDING LLC~++(P)                         0.50        12/03/2009         4,999,861
       2,000,000  BG ENERGY FINANCE INCORPORATED~++                 0.30        01/04/2010         1,999,433
       9,000,000  BG ENERGY FINANCE INCORPORATED~++                 0.27        02/03/2010         8,995,680
      16,000,000  BNZ INTERNATIONAL FUNDING~++(P)                   0.28        01/19/2010        15,993,902
      12,000,000  BNZ INTERNATIONAL FUNDING~++(P)                   0.30        01/25/2010        11,994,500
      13,000,000  BNZ INTERNATIONAL FUNDING~++(P)                   0.26        03/04/2010        12,991,268
       8,000,000  BNZ INTERNATIONAL FUNDING~++(P)                   0.30        04/09/2010         7,991,400
      15,000,000  BRYANT PARK FUNDING LLC~++(P)                     0.20        12/01/2009        15,000,000
      12,500,000  BRYANT PARK FUNDING LLC~++(P)                     0.19        12/08/2009        12,499,538
       8,000,000  CAFCO LLC~++(P)                                   0.26        12/02/2009         7,999,942
      21,000,000  CAFCO LLC~++(P)                                   0.26        12/04/2009        20,999,545
      24,000,000  CALYON NORTH AMERICA INCORPORATED~                0.26        02/01/2010        23,989,253
       5,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)            0.32        12/10/2009         4,999,600
      55,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)            0.95        12/23/2009        54,968,069
      10,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)            0.95        12/29/2009         9,992,611
       2,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)            0.30        01/11/2010         1,999,317
      15,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)            0.30        01/15/2010        14,994,375
      18,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)            0.35        01/20/2010        17,991,250
       9,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)            0.27        02/10/2010         8,995,208
      19,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)            0.27        02/11/2010        18,989,740
      10,000,000  CHARIOT FUNDING LLC~++(P)                         0.23        12/21/2009         9,998,722
      42,000,000  CHARTA LLC~++(P)                                  0.27        12/09/2009        41,997,480
      22,000,000  CHARTA LLC~++(P)                                  0.26        01/06/2010        21,994,280
      15,000,000  CHARTA LLC~++(P)                                  0.27        01/15/2010        14,994,938
      13,000,000  CHARTA LLC~++(P)                                  0.27        01/19/2010        12,995,223
       4,750,000  CHARTA LLC~++(P)                                  0.25        02/08/2010         4,747,724
       5,000,000  CHARTA LLC~++(P)                                  0.24        03/09/2010         4,996,733
      25,000,000  CIESCO LLC~++(P)                                  0.26        01/06/2010        24,993,500
      17,000,000  CIESCO LLC~++(P)                                  0.26        02/02/2010        16,992,265
     125,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)         0.28        12/28/2009       124,973,750
      10,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)         0.26        02/18/2010         9,994,294
       9,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)             0.18        12/14/2009         8,999,415
      19,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)             0.27        12/18/2009        18,997,578
      30,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)             0.35        02/02/2010        29,981,625
      24,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)             0.33        02/08/2010        23,984,820
      18,000,000  COMMERZBANK US FINANCE~                           0.20        12/02/2009        17,999,900
      18,000,000  COMMERZBANK US FINANCE~                           0.19        12/04/2009        17,999,715
       5,000,000  COMMERZBANK US FINANCE~                           0.20        12/07/2009         4,999,833
      10,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)           0.68        12/01/2009        10,000,000
      19,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)           0.55        02/02/2010        18,981,713
       8,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)           0.56        02/19/2010         7,990,044
      42,000,000  CRC FUNDING LLC~++(P)                             0.27        12/09/2009        41,997,480
      14,000,000  CRC FUNDING LLC~++(P)                             0.17        12/16/2009        13,999,008
       6,000,000  CRC FUNDING LLC~++(P)                             0.26        01/06/2010         5,998,440
      15,000,000  CRC FUNDING LLC~++(P)                             0.27        01/15/2010        14,994,938
      21,000,000  CRC FUNDING LLC~++(P)                             0.27        01/20/2010        20,992,125
       2,000,000  CROWN POINT CAPITAL COMPANY~++(P)                 0.55        12/18/2009         1,999,481
      80,000,000  CROWN POINT CAPITAL COMPANY~++(P)                 0.55        01/08/2010        79,953,556
      10,000,000  CROWN POINT CAPITAL COMPANY~++(P)                 0.56        02/05/2010         9,989,733
      16,000,000  CROWN POINT CAPITAL COMPANY~++(P)                 0.56        02/19/2010        15,980,089
      65,000,000  DANSKE CORPORATION~++                             0.25        12/29/2009        64,987,361
      53,000,000  DANSKE CORPORATION~++                             0.25        01/11/2010        52,985,212
     106,000,000  DNB NOR BANK ASA~++                               0.30        01/25/2010       105,951,417
      17,000,000  E.ON AG~++                                        0.40        12/23/2009        16,995,845

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$     25,000,000  E.ON AG~++                                        0.25%       01/11/2010   $    24,992,882
      29,000,000  E.ON AG~++                                        0.27        01/19/2010        28,989,343
       3,000,000  E.ON AG~++                                        0.26        02/17/2010         2,998,310
      21,000,000  EBBETS FUNDING LLC~++(P)                          0.57        12/17/2009        20,994,680
      14,000,000  EBBETS FUNDING LLC~++(P)                          0.57        12/18/2009        13,996,232
       4,000,000  EBBETS FUNDING LLC~++(P)                          0.62        01/08/2010         3,997,382
      17,000,000  EKSPORTFINANS ASA~++                              0.27        01/13/2010        16,994,518
      42,000,000  EKSPORTFINANS ASA~++                              0.27        01/20/2010        41,984,250
      14,000,000  ELYSIAN FUNDING LLC~++(P)                         0.50        12/03/2009        13,999,611
      24,000,000  ENTERPRISE FUNDING LLC~++(P)                      0.27        12/22/2009        23,996,220
      10,000,000  ENTERPRISE FUNDING LLC~++(P)                      0.30        12/22/2009         9,998,250
       1,000,000  ENTERPRISE FUNDING LLC~++(P)                      0.42        01/11/2010           999,522
      10,000,000  ENTERPRISE FUNDING LLC~++(P)                      0.25        02/09/2010         9,995,139
       3,000,000  ERASMUS CAPITAL CORPORATION~++(P)                 0.22        12/02/2009         2,999,982
       5,000,000  ERASMUS CAPITAL CORPORATION~++(P)                 0.23        12/07/2009         4,999,808
       5,000,000  ERASMUS CAPITAL CORPORATION~++(P)                 0.20        12/14/2009         4,999,639
      17,000,000  ERASMUS CAPITAL CORPORATION~++(P)                 0.29        01/08/2010        16,994,796
      29,000,000  FAIRWAY FINANCE CORPORATION~++(P)                 0.28        01/06/2010        28,991,880
      18,000,000  FORTIS FUNDING LLC~++                             0.20        12/03/2009        17,999,800
      17,000,000  FORTIS FUNDING LLC~++                             0.20        12/23/2009        16,997,922
      18,000,000  FORTIS FUNDING LLC~++                             0.20        12/28/2009        17,997,300
      25,000,000  GDF SUEZ~++                                       0.20        12/30/2009        24,995,972
      11,000,000  GEMINI SECURITIES CORPORATION LLC~++(P)           0.18        12/10/2009        10,999,505
       8,000,000  GEMINI SECURITIES CORPORATION LLC~++(P)           0.24        12/11/2009         7,999,467
       6,000,000  GOTHAM FUNDING CORPORATION~++(P)                  0.18        12/15/2009         5,999,580
      21,000,000  GOVCO LLC~++(P)                                   0.28        12/17/2009        20,997,387
      16,000,000  GOVCO LLC~++(P)                                   0.27        12/22/2009        15,997,480
      78,000,000  GRAMPIAN FUNDING LLC~++(P)                        0.41        01/08/2010        77,966,244
      20,000,000  GRAMPIAN FUNDING LLC~++(P)                        0.32        02/17/2010        19,986,133
      20,000,000  GRAMPIAN FUNDING LLC~++(P)                        0.32        02/19/2010        19,985,778
      13,000,000  GRAMPIAN FUNDING LLC~++(P)                        0.31        02/22/2010        12,990,709
      20,000,000  GROUPE BPCE~++(P)                                 0.25        02/05/2010        19,990,833
      32,000,000  GROUPE BPCE~++(P)                                 0.26        02/19/2010        31,981,511
       4,800,000  ICICI BANK LIMITED (BAHRAIN)~                     0.80        03/09/2010         4,789,547
      17,000,000  ING USA FUNDING LLC~                              0.50        12/08/2009        16,998,347
      25,000,000  ING USA FUNDING LLC~                              0.32        01/29/2010        24,986,889
      18,000,000  IRISH LIFE & PERMANENT~++                         0.58        12/01/2009        18,000,000
       4,000,000  JPMORGAN CHASE BANK~                              0.20        01/04/2010         3,999,244
      45,000,000  KITTY HAWK FUNDING CORPORATION~++(P)              0.19        12/02/2009        44,999,763
       4,000,000  KITTY HAWK FUNDING CORPORATION~++(P)              0.22        02/08/2010         3,998,313
      11,000,000  KITTY HAWK FUNDING CORPORATION~++(P)              0.25        02/09/2010        10,994,653
       6,490,000  KITTY HAWK FUNDING CORPORATION~++(P)              0.20        02/24/2010         6,486,935
      13,750,000  LEXINGTON PARKER CAPITAL~++(P)                    0.55        12/18/2009        13,746,429
      33,500,000  LEXINGTON PARKER CAPITAL~++(P)                    0.55        01/14/2010        33,477,481
      31,000,000  LEXINGTON PARKER CAPITAL~++(P)                    0.55        01/15/2010        30,978,687
       3,000,000  LMA AMERICAS LLC~++(P)                            0.19        12/21/2009         2,999,683
      18,000,000  LMA AMERICAS LLC~++(P)                            0.21        01/19/2010        17,994,855
      10,000,000  LMA AMERICAS LLC~++(P)                            0.21        01/25/2010         9,996,792
       4,000,000  LOUIS DREYFUS CORPORATION~(P)                     0.33        01/04/2010         3,998,753
       4,000,000  LOUIS DREYFUS CORPORATION~(P)                     0.40        02/16/2010         3,996,578
       8,000,000  MANHATTAN ASSET FUNDING COMPANY~++(P)             0.20        12/18/2009         7,999,244
       1,000,000  MARKET STREET FUNDING LLC~++(P)                   0.18        12/08/2009           999,965
       5,000,000  MATCHPOINT MASTER TRUST~++(P)                     0.17        12/29/2009         4,999,339
      13,000,000  MATCHPOINT MASTER TRUST~++(P)                     0.20        12/29/2009        12,997,978
      13,000,000  METLIFE SHORT TERM FUND~++                        0.45        01/13/2010        12,993,013
       8,000,000  METLIFE SHORT TERM FUND~++                        0.50        01/15/2010         7,995,000
       7,000,000  METLIFE SHORT TERM FUND~++                        0.30        02/08/2010         6,995,975
       2,000,000  METLIFE SHORT TERM FUND~++                        0.29        02/16/2010         1,998,759
       8,000,000  METLIFE SHORT TERM FUND~++                        0.26        02/22/2010         7,995,204
       8,000,000  MONT BLANC CAPITAL CORPORATION~++(P)              0.27        12/14/2009         7,999,220
      11,031,000  MONT BLANC CAPITAL CORPORATION~++(P)              0.20        01/26/2010        11,027,568
      53,000,000  NATIONAL BANK CANADA (NEW YORK)~                  0.30        01/21/2010        52,977,475
      21,000,000  NATIONAL BANK CANADA (NEW YORK)~                  0.30        01/25/2010        20,990,375

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                INTEREST RATE  MATURITY DATE      VALUE
COMMERCIAL PAPER (continued)
$      7,000,000  NATIONWIDE BUILDING SOCIETY~++                    0.30%       12/28/2009   $     6,998,425
       6,000,000  NATIONWIDE BUILDING SOCIETY~++                    0.30        01/15/2010         5,997,750
      14,000,000  NATIONWIDE BUILDING SOCIETY~++                    0.47        01/15/2010        13,991,775
      15,000,000  NATIONWIDE BUILDING SOCIETY~++                    0.50        03/22/2010        14,976,875
      40,000,000  NATIONWIDE BUILDING SOCIETY~++                    0.52        03/22/2010        39,935,867
      40,000,000  NATIONWIDE BUILDING SOCIETY~++                    0.40        04/05/2010        39,944,444
      12,000,000  NATIXIS US FINANCE COMPANY~                       0.22        12/16/2009        11,998,900
      17,000,000  NATIXIS US FINANCE COMPANY~                       0.23        12/21/2009        16,997,828
      17,000,000  NATIXIS US FINANCE COMPANY~                       0.23        12/22/2009        16,997,719
      11,000,000  NATIXIS US FINANCE COMPANY~                       0.30        02/23/2010        10,992,300
       9,000,000  NATIXIS US FINANCE COMPANY~                       0.30        03/02/2010         8,993,175
      10,667,000  NEWPORT FUNDING CORPORATION~++(P)                 0.18        12/22/2009        10,665,880
       4,000,000  NEWPORT FUNDING CORPORATION~++(P)                 0.19        01/13/2010         3,999,092
      17,000,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                 0.21        12/16/2009        16,998,513
      11,000,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                 0.26        01/15/2010        10,996,425
      10,000,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                 0.25        02/11/2010         9,995,000
       5,000,000  OAKLAND-ALAMEDA COUNTY                            0.35        12/01/2009         5,000,000
       5,040,000  PORT OF OAKLAND CALIFORNIA~                       0.25        12/10/2009         5,039,685
      15,500,000  PRUDENTIAL PLC~++                                 0.50        01/04/2010        15,492,681
      21,000,000  PRUDENTIAL PLC~++                                 0.46        01/20/2010        20,986,583
      29,000,000  PRUDENTIAL PLC~++                                 0.28        03/01/2010        28,979,700
      25,000,000  RANGER FUNDING COMPANY LLC~++(P)                  0.34        12/02/2009        24,999,764
      64,000,000  RANGER FUNDING COMPANY LLC~++(P)                  0.25        01/20/2010        63,977,778
      14,000,000  RANGER FUNDING COMPANY LLC~++(P)                  0.25        01/22/2010        13,994,944
      16,000,000  RANGER FUNDING COMPANY LLC~++(P)                  0.24        02/12/2010        15,992,213
      12,000,000  REGENCY MARKETS #1 LLC~++(P)                      0.18        12/04/2009        11,999,820
      13,000,000  REGENCY MARKETS #1 LLC~++(P)                      0.19        12/17/2009        12,998,902
      11,000,000  REGENCY MARKETS #1 LLC~++(P)                      0.19        12/21/2009        10,998,839
      10,000,000  RHEIN-MAIN SECURITY LIMITED~++(P)                 0.27        01/11/2010         9,996,925
       5,000,000  RHEIN-MAIN SECURITY LIMITED~++(P)                 0.30        01/15/2010         4,998,125
      29,000,000  RHEIN-MAIN SECURITY LIMITED~++(P)                 0.35        02/22/2010        28,976,598
       3,000,000  RHEINGOLD SECURITIZATION~++(P)                    0.43        12/01/2009         3,000,000
      10,000,000  RHEINGOLD SECURITIZATION~++(P)                    0.28        12/10/2009         9,999,300
      12,000,000  RHEINGOLD SECURITIZATION~++(P)                    0.35        02/12/2010        11,991,483
       7,000,000  ROMULUS FUNDING CORPORATION~++(P)                 0.33        12/15/2009         6,999,102
      13,000,000  ROMULUS FUNDING CORPORATION~++(P)                 0.30        12/23/2009        12,997,617
       2,000,000  ROMULUS FUNDING CORPORATION~++(P)                 0.32        01/08/2010         1,999,324
      33,000,000  ROMULUS FUNDING CORPORATION~++(P)                 0.35        02/17/2010        32,974,975
      12,000,000  SALISBURY RECEIVABLES COMPANY~++(P)               0.21        12/07/2009        11,999,580
      93,000,000  SAN PAOLO IMI US FINANCIAL COMPANY~               0.25        12/23/2009        92,986,076
      25,000,000  SANTANDER CENTRAL HISPANO FINANCE
                  (DELAWARE) INCORPORATED~                          0.60        06/15/2010        24,918,333
       8,000,000  SCALDIS CAPITAL LLC~++(P)                         0.24        12/07/2009         7,999,680
       6,500,000  SCALDIS CAPITAL LLC~++(P)                         0.25        12/07/2009         6,499,729
      18,000,000  SCALDIS CAPITAL LLC~++(P)                         0.24        12/09/2009        17,999,040
      10,000,000  SCALDIS CAPITAL LLC~++(P)                         0.25        12/18/2009         9,998,819
      20,000,000  SHEFFIELD RECEIVABLES~++(P)                       0.23        12/01/2009        20,000,000
       4,000,000  SHEFFIELD RECEIVABLES~++(P)                       0.21        01/20/2010         3,998,833
      26,000,000  SOCIETE DE PRISE PARTICIPATION DE
                  L'ETAT~++                                         0.21        02/26/2010        25,986,805
      26,500,000  SOLITAIRE FUNDING LLC~++(P)                       0.38        01/04/2010        26,490,489
       9,000,000  SOLITAIRE FUNDING LLC~++(P)                       0.34        01/08/2010         8,996,770
      59,000,000  SOLITAIRE FUNDING LLC~++(P)                       0.31        01/19/2010        58,975,105
      10,000,000  SOLITAIRE FUNDING LLC~++(P)                       0.29        02/18/2010         9,993,636
      24,000,000  SOLITAIRE FUNDING LLC~++(P)                       0.33        03/19/2010        23,976,240
       4,000,000  STARBIRD FUNDING CORPORATION~++(P)                0.15        12/01/2009         4,000,000
       6,000,000  STARBIRD FUNDING CORPORATION~++(P)                0.20        12/07/2009         5,999,800
       4,000,000  STARBIRD FUNDING CORPORATION~++(P)                0.18        12/14/2009         3,999,740
      17,000,000  SUMITOMO TRUST & BANK (NEW YORK)~                 0.21        12/18/2009        16,998,314
      66,600,000  SURREY FUNDING CORPORATION~++(P)                  0.24        01/11/2010        66,581,796
       6,000,000  SURREY FUNDING CORPORATION~++(P)                  0.21        02/17/2010         5,997,270
      10,000,000  SWEDBANK AB~++                                    0.55        12/15/2009         9,997,861
      20,000,000  SWEDBANK AB~++                                    0.56        12/17/2009        19,995,022
      18,000,000  SWEDBANK AB~++                                    0.55        12/22/2009        17,994,225
      30,000,000  SWEDBANK AB~++                                    0.87        02/09/2010        29,949,250

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                INTEREST RATE  MATURITY DATE      VALUE
COMMERCIAL PAPER (continued)
$     30,000,000  SWEDBANK AB~++                                    0.89%       02/16/2010   $    29,942,892
      11,000,000  TASMAN FUNDING INCORPORATED~++(P)                 0.24        12/15/2009        10,998,973
       3,000,000  TASMAN FUNDING INCORPORATED~++(P)                 0.23        01/14/2010         2,999,157
      12,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)              0.26        12/14/2009        11,998,874
      10,600,000  THAMES ASSET GLOBAL SECURITIES~++(P)              0.27        12/18/2009        10,598,649
       8,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)              0.24        02/08/2010         7,996,320
       7,000,000  THUNDER BAY FUNDING LLC~++(P)                     0.30        02/04/2010         6,996,208
       5,000,000  TICONDEROGA FUNDING LLC~++(P)                     0.18        12/09/2009         4,999,800
       9,000,000  TOYOTA CRED PUERTO RICO~                          0.19        12/07/2009         8,999,715
       8,000,000  TOYOTA MOTOR CREDIT CORPORATION~                  0.19        12/07/2009         7,999,747
      13,000,000  TULIP FUNDING CORPORATION~++(P)                   0.19        12/07/2009        12,999,588
       7,000,000  TULIP FUNDING CORPORATION~++(P)                   0.19        12/09/2009         6,999,704
       2,000,000  TULIP FUNDING CORPORATION~++(P)                   0.18        12/10/2009         1,999,910
       4,000,000  TULIP FUNDING CORPORATION~++(P)                   0.18        12/18/2009         3,999,660
      14,000,000  UBS FINANCE DELAWARE LLC~                         0.72        12/04/2009        13,999,160
       2,000,000  UBS FINANCE DELAWARE LLC~                         0.60        12/30/2009         1,999,033
       9,250,000  UBS FINANCE DELAWARE LLC~                         0.62        12/30/2009         9,245,380
      10,000,000  UNICREDIT DELAWARE INCORPORATED~++                0.90        12/09/2009         9,998,000
      11,000,000  UNICREDIT DELAWARE INCORPORATED~++                0.35        12/17/2009        10,998,289
       2,000,000  UNICREDIT DELAWARE INCORPORATED~++                0.60        12/21/2009         1,999,333
      33,000,000  UNICREDIT DELAWARE INCORPORATED~++                0.40        01/05/2010        32,987,167
      10,000,000  UNICREDIT DELAWARE INCORPORATED~++                0.36        01/12/2010         9,995,858
      42,000,000  UNICREDIT DELAWARE INCORPORATED~++                0.29        03/03/2010        41,968,873
      21,000,000  UNICREDITO ITALIANO BANK IRELAND~++               0.43        02/03/2010        20,983,947
      21,000,000  VERSAILLES COMMERCIAL PAPER LLC~++(P)             0.50        12/11/2009        20,997,083
      21,000,000  VERSAILLES COMMERCIAL PAPER LLC~++(P)             0.50        12/18/2009        20,995,042
      39,434,525  VICTORIA FINANCE LLC+/-++(A)~~(I)                 4.82        01/16/2010        22,871,913
       4,000,000  VICTORY RECEIVABLES CORPORATION~++(P)             0.15        12/01/2009         4,000,000
       5,000,000  VICTORY RECEIVABLES CORPORATION~++(P)             0.19        12/08/2009         4,999,815
       6,000,000  VICTORY RECEIVABLES CORPORATION~++(P)             0.19        12/10/2009         5,999,715
       8,000,000  VICTORY RECEIVABLES CORPORATION~++(P)             0.18        12/18/2009         7,999,320
      19,000,000  WESTPAC SECURITIES NZ LIMITED~++                  0.26        02/02/2010        18,991,355
      25,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                0.31        08/20/2010        25,000,000
      23,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                0.36        11/05/2010        23,000,000
       9,000,000  WINDMILL FUNDING CORPORATION~++(P)                0.28        01/05/2010         8,997,550
      11,000,000  WINDMILL FUNDING CORPORATION~++(P)                0.28        01/11/2010        10,996,492
      10,000,000  WINDMILL FUNDING CORPORATION~++(P)                0.30        01/15/2010         9,996,250
      15,000,000  WINDMILL FUNDING CORPORATION~++(P)                0.32        02/01/2010        14,991,733
       5,000,000  WINDMILL FUNDING CORPORATION~++(P)                0.25        02/05/2010         4,997,708
       8,000,000  YORKTOWN CAPITAL LLC~++(P)                        0.34        12/02/2009         7,999,924
       9,000,000  YORKTOWN CAPITAL LLC~++(P)                        0.28        12/16/2009         8,998,950
       2,000,000  YORKTOWN CAPITAL LLC~++(P)                        0.31        12/16/2009         1,999,742
       3,000,000  YORKTOWN CAPITAL LLC~++(P)                        0.25        01/19/2010         2,998,979
       4,000,000  YORKTOWN CAPITAL LLC~++(P)                        0.25        01/21/2010         3,998,583
       1,000,000  YORKTOWN CAPITAL LLC~++(P)                        0.25        01/22/2010           999,639

TOTAL COMMERCIAL PAPER (COST $4,315,443,592)                                                   4,298,881,173
                                                                                             ---------------

CORPORATE BONDS & NOTES: 2.38%
       2,930,000  ACTS RETIREMENT LIFE COMMUNITIES
                  INCORPORATED+/-SS.                                0.29        11/15/2029         2,930,000
      52,000,000  BANK OF AMERICA NA TEMPORARY LIQUIDITY
                  GUARANTEE PROGRAM+/-                              0.23        02/05/2010        52,000,000
      32,000,000  CITIBANK NA+/-                                    0.33        09/30/2010        32,000,000
       3,000,000  CREDIT SUISSE USA INCORPORATED+/-                 0.52        01/15/2010         3,001,026
       8,860,000  GBG LLC+/-SS.++                                   0.45        09/01/2027         8,860,000
      10,705,000  LTF REAL ESTATE VRDN I LLC+/-SS.++                0.35        06/01/2033        10,705,000
      30,000,000  PNC FUNDING CORPORATION+/-SS.                     0.57        06/22/2011        30,155,093
       3,300,000  SEARIVER MARITIME INCORPORATED+/-SS.(I)           0.85        10/01/2011         3,300,000
      11,000,000  STATE STREET BANK & TRUST COMPANY SERIES
                  FRN+/-SS.                                         0.50        09/15/2011        11,050,397
      11,000,000  SWEDISH EXPORT CREDIT CORPORATION                 4.88        01/19/2010        11,068,633
       2,000,000  US CENTRAL FEDERAL CREDIT UNION+/-SS.             0.28        10/19/2011         2,001,253

TOTAL CORPORATE BONDS & NOTES (COST $167,071,402)                                                167,071,402
                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                INTEREST RATE  MATURITY DATE      VALUE
MEDIUM TERM NOTES: 0.29%
$     15,000,000  BNP PARIBAS+/-                                    0.62%       03/10/2010   $    15,015,278
       5,000,000  US BANCORP+/-                                     0.73        06/04/2010         5,011,678

TOTAL MEDIUM TERM NOTES (COST $20,026,956)                                                        20,026,956
                                                                                             ---------------

MUNICIPAL BONDS & NOTES: 10.24%
      14,350,000  ABAG FINANCE AUTHORITY FOR NONPROFIT
                  CORPORATION CALIFORNIA CROSSING
                  APARTMENTS SERIES A (HOUSING REVENUE,
                  FNMA INSURED)+/-SS.                               0.26        12/15/2037        14,350,000
      21,910,000  ABAG FINANCE AUTHORITY FOR NONPROFIT
                  CORPORATION CALIFORNIA JEWISH HOME SAN
                  FRANCISCO (OTHER REVENUE, ALLIED IRISH
                  BANK PLC LOC)+/-SS.                               0.25        11/15/2035        21,910,000
      27,850,000  ABAG FINANCE AUTHORITY FOR NONPROFIT
                  CORPORATION CALIFORNIA OSHMAN FAMILY
                  JEWISH COMMUNITY (ECONOMIC DEVELOPMENT
                  REVENUE, LASALLE NATIONAL BANK NA
                  LOC)+/-SS.                                        0.20        06/01/2037        27,850,000
       8,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT
                  CORPORATIONS CALIFORNIA MFHR GENEVA
                  POINTE APARTMENTS A (HOUSING REVENUE,
                  FNMA INSURED)+/-SS.                               0.28        03/15/2037         8,000,000
      14,465,000  ARIZONA SPORTS & TOURISM AUTHORITY
                  MULTIPURPOSE STADIUM (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                  0.40        07/01/2036        14,465,000
       2,000,000  AURORA CO HOSPITAL REF-CHILDRENS
                  HOSPITAL ASSOCIATION PROJECT-B (HFFA
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.         0.35        12/01/2036         2,000,000
      11,000,000  CALCASIEU PARISH LA INCORPORATED
                  INDUSTRIAL DEVELOPMENT BOARD
                  ENVIRONMENTAL REVENUE CITGO PETROLEUM
                  CORPORATION (IDR, NATIXIS LOC)+/-SS.              0.22        07/01/2026        11,000,000
       3,450,000  CALIFORNIA EDUCATIONAL FACILITIES
                  AUTHORITY (COLLEGE & UNIVERSITY REVENUE,
                  BANK OF AMERICA NA LOC)+/-SS.                     0.25        10/01/2043         3,450,000
       6,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC
                  DEVELOPMENT BANK JEWISH COMMUNITY CENTER
                  SERIES A (OTHER REVENUE, BANK OF AMERICA
                  NA LOC)+/-SS.                                     0.20        12/01/2031         6,000,000
       2,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC
                  DEVELOPMENT BANK SAGE HILL SCHOOL
                  PROJECT (OTHER REVENUE, AIB GROUP
                  LOC)+/-SS.                                        0.37        06/01/2038         2,000,000
       9,000,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY
                  ALLIED WASTE NORTH AMERICA SERIES A
                  (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                        0.37        07/01/2024         9,000,000
       5,500,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY
                  WASTE MANAGEMENT INCORPORATED PROJECT
                  SERIES A (SOLID WASTE REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-SS.                             0.27        02/01/2019         5,500,000
      21,000,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC
                  COMPANY (IDR, JPMORGAN CHASE & COMPANY
                  LOC)+/-SS.                                        0.23        11/01/2026        21,000,000
      13,000,000  CALIFORNIA STATE DWR POWER SUPPLY
                  REVENUE SERIES C1 (POWER REVENUE, DEXIA
                  CREDIT LOCAL DE FRANCE LOC)+/-SS.                 0.25        05/01/2022        13,000,000
       8,200,000  CALIFORNIA STATE DWR POWER SUPPLY
                  REVENUE SERIES C7 (ELECTRIC, POWER &
                  LIGHTING REVENUE, FIRST SECURITY BANK
                  INSURED)+/-SS.                                    0.30        05/01/2022         8,200,000
      13,145,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES
                  C13 (UTILITIES REVENUE, FIRST SECURITY
                  BANK LOC)+/-SS.                                   0.30        05/01/2022        13,145,000
      18,000,000  CALIFORNIA STATE DWR POWER SUPPLY
                  SUBSERIES G6 (WATER REVENUE, FIRST
                  SECURITY BANK INSURED)+/-SS.                      0.22        05/01/2017        18,000,000
       1,000,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC
                  UNIVERSITY PROJECT (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                  0.37        04/01/2039         1,000,000
       3,100,000  CALIFORNIA STATEWIDE CDA OAKMONT SENIOR
                  LIVING SERIES Y (MFHR, FNMA INSURED)+/-SS.        0.28        08/01/2031         3,100,000
       2,000,000  CALIFORNIA STATEWIDE CDA PRAVILLIONS
                  APARTMENTS SERIES M (MFHR, FNMA
                  INSURED)+/-SS.                                    0.28        08/15/2034         2,000,000
       3,065,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO
                  PROJECT (MFHR, FNMA INSURED)+/-SS.                0.27        10/15/2026         3,065,000
       4,590,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY
                  TENNESSEE MUNICIPAL BUILDING FUND (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.            0.24        07/01/2034         4,590,000
       4,635,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY
                  TENNESSEE MUNICIPAL BUILDING FUND (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.            0.24        11/01/2035         4,635,000
       6,125,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY
                  TENNESSEE MUNICIPAL BUILDING FUND (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.            0.24        02/01/2038         6,125,000
      22,200,000  CLEVELAND-CUYAHOGA COUNTY OH PORT
                  AUTHORITY CARNEGIE 89 GARAGE PROJECT
                  (OTHER REVENUE, JPMORGAN CHASE BANK
                  LOC)+/-SS.                                        0.20        01/01/2037        22,200,000
       4,908,500  COLORADO HOUSING & FINANCE AUTHORITY
                  CLASS I-B1 (HOUSING REVENUE, GO OF
                  AUTHORITY INSURED)+/-SS.                          0.30        10/01/2038         4,908,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES (continued)
$     44,300,000  COLORADO HOUSING & FINANCE AUTHORITY
                  SINGLE TAXABLE CLASS I SERIES A-2
                  (HOUSING REVENUE, DEXIA INSURED)+/-SS.            0.40%       05/01/2038   $    44,300,000
      45,980,000  COLORADO HOUSING & FINANCE AUTHORITY
                  TAXABLE MULTIFAMILY PROJECT B II
                  (HOUSING REVENUE, FNMA INSURED)+/-SS.             0.30        05/01/2049        45,980,000
       4,000,000  CONTRA COSTA COUNTY CA CREEKVIEW
                  APARTMENTS SERIES B (MFHR, FHLMC
                  INSURED)+/-SS.                                    0.26        07/01/2036         4,000,000
      59,825,000  DENVER COMPANY CITY & COUNTY SCHOOL
                  DISTRICT #1 SERIES A (LEASE REVENUE,
                  FIRST SECURITY BANK LOC)+/-SS.                    0.40        12/15/2037        59,825,000
       2,000,000  DICKINSON TX INDEPENDENT SCHOOL DISTRICT
                  SERIES SGA 94 (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED)+/-SS.           0.22        02/15/2028         2,000,000
       4,000,000  ESCAMBIA COUNTY FL HEALTH FACILITIES
                  AUTHORITY AZALEA TRACE INCORPORATED
                  SERIES B (HCFR, BANK OF
                  AMERICA NA LOC)+/-SS.                             0.23        11/15/2029         4,000,000
       5,675,000  FLORIDA MUNICIPAL POWER AGENCY ALL
                  REQUIREMENTS SUPPLY SERIES C (ELECTRIC
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.            0.23        10/01/2035         5,675,000
      13,700,000  HOUSTON TX UTILITY SYSTEM FIRST LIEN B3
                  (WATER & SEWER REVENUE, BANK OF AMERICA
                  NA LOC)+/-SS.                                     0.27        05/15/2034        13,700,000
      16,000,000  HOUSTON TX UTILITY SYSTEM SERIES B1
                  (WATER & SEWER REVENUE, BANK OF AMERICA
                  NA LOC)+/-SS.                                     0.27        05/15/2034        16,000,000
       4,100,000  HOUSTON TX UTILITY SYSTEM SERIES B4
                  (WATER & SEWER REVENUE, BANK OF AMERICA
                  NA LOC)+/-SS.                                     0.27        05/15/2034         4,100,000
      12,000,000  HOUSTON TX UTILITY SYSTEM SERIES B5
                  (WATER & SEWER REVENUE, BANK OF AMERICA
                  NA LOC)+/-SS.                                     0.27        05/15/2034        12,000,000
       1,980,000  KING COUNTY WA HOUSING AUTHORITY SERIES
                  A (HOUSING REVENUE, FHLMC INSURED)+/-SS.          0.30        07/01/2035         1,980,000
       6,000,000  LOS ANGELES CA BEVERLY PARK APARTMENTS
                  SERIES A (MFHR, FHLMC INSURED)+/-SS.              0.26        08/01/2018         6,000,000
       7,000,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY
                  MFHR BONDS (HOUSING REVENUE, FHLMC
                  INSURED)+/-SS.                                    0.35        09/01/2030         7,000,000
       3,000,000  LOUISIANA PUBLIC FACILITIES AUTHORITY
                  DYNAMIC FUELS LLC PROJECT (IDR, JPMORGAN
                  CHASE BANK LOC)+/-SS.                             0.19        10/01/2033         3,000,000
       6,000,000  MIDLOTHIAN INDUSTRIAL DEVELOPMENT
                  CORPORATION CROW CEMENT COMPANY PROJECT
                  (IDR, UBC AG LOC)+/-SS.                           0.23        12/01/2009         6,000,000
       8,000,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA
                  CHILDREN'S HOSPITALS CLINICS SERIES A
                  (OTHER REVENUE, FIRST SECURITY BANK
                  LOC)+/-SS.                                        0.23        08/15/2037         8,000,000
       1,900,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA
                  CHILDRENS HOSPITALS CLINICS SERIES A
                  (OTHER REVENUE, FIRST SECURITY BANK
                  LOC)+/-SS.                                        0.23        08/15/2037         1,900,000
       6,500,000  MINNESOTA AGRICULTURE & ECONOMIC
                  DEVELOPMENT BOARD HEALTH CARE FACILITY
                  ESSENTIAL C4 (HCFR, ASSURED GUARANTEE
                  AGREEMENT)+/-SS.                                  0.24        02/15/2030         6,500,000
      20,750,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT
                  A (GO UNLIMITED, BANK OF AMERICA NA
                  LOC)+/-SS.                                        0.32        11/01/2028        20,749,097
       2,000,000  MISSOURI STATE HEALTH & EDUCATIONAL
                  FACILITIES AUTHORITY THE WASHINGTON
                  UNIVERSITY SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, JPMORGAN CHASE BANK
                  LOC)+/-SS.                                        0.22        09/01/2030         2,000,000
       6,000,000  MONTGOMERY COUNTY TN PUBLIC BUILDING
                  AUTHORITY (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                             0.24        02/01/2036         6,000,000
       9,000,000  MONTGOMERY COUNTY TN PUBLIC BUILDING
                  AUTHORITY POOLED FINANCING LOAN POOL
                  (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                             0.23        07/01/2038         9,000,000
       5,000,000  NEW BRITAIN CONNECTICUT TAXABLE PENSION
                  SERIES C (PROPERTY TAX REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                             1.83        02/01/2026         5,000,000
       9,610,000  NEW JERSEY STATE HOUSING & MORTGAGE
                  FINANCE AGENCY TAXABLE SERIES 4 (HOUSING
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)+/-SS.                                        0.40        11/01/2037         9,610,000
       9,000,000  NEW JERSEY TURNPIKE AUTHORITY TURNPIKE
                  REVENUE SERIES 1991 D (TOLL ROAD
                  REVENUE, FGIC INSURED, SOCIETE GENERALE
                  LOC)+/-SS.                                        0.31        01/01/2018         9,000,000
      11,300,000  NEW YORK NY CITY TRANSITIONAL FINANCING
                  AUTHORITY CLASS A (OTHER REVENUE, FGIC
                  INSURED)+/-SS.                                    0.40        07/15/2036        11,300,000
       9,100,000  NEW YORK STATE HOUSING FINANCE AGENCY
                  TAXABLE 600 WEST 42ND B (OTHER REVENUE,
                  BANK OF NEW YORK LOC)+/-SS.                       0.90        11/01/2041         9,100,000
       7,395,000  OHIO STATE HFA RESIDENTIAL MANAGEMENT
                  TAXABLE SERIES I (HOUSING REVENUE, GNMA
                  INSURED)+/-SS.                                    0.30        09/01/2039         7,395,000
       9,510,000  OHIO STATE HFA RESIDENTIAL MORTGAGE
                  SECURITIES PROGRAM (HOUSING REVENUE,
                  GNMA INSURED)+/-SS.                               0.32        09/01/2029         9,510,000
       4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT
                  REVENUE SERIES B ALISO CREEK PROJECT
                  FHLMC LOC (HOUSING REVENUE, FHLMC LOC)+/-SS.      0.21        11/01/2022         4,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES (continued)
$      5,000,000  PALM BEACH COUNTY FL PINE CREST
                  PREPARATORY SCHOOL PROJECT (PRIVATE
                  SCHOOL REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                             0.30%       06/01/2032   $     5,000,000
       4,900,000  PARMA OH COMMUNITY GENERAL HOSPITAL
                  SERIES A (OTHER REVENUE, JPMORGAN CHASE
                  BANK LOC)+/-SS.                                   0.24        11/01/2029         4,900,000
      15,000,000  PASADENA CA COP SERIES A (LEASE REVENUE,
                  BANK OF AMERICA NA LOC)+/-SS.                     0.22        02/01/2035        15,000,000
       1,500,000  PORT ARTHUR TX NAVIGATION DISTRICT
                  MOTIVA ENTERPRISES SERIES C (OTHER
                  REVENUE)+/-SS.                                    0.18        12/01/2039         1,500,000
       3,100,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT
                  MFHR GATEWAY APARTMENTS LP SERIES A
                  (HOUSING REVENUE, LASALLE NATIONAL BANK
                  NA LOC)+/-SS.                                     0.37        10/01/2038         3,100,000
      15,900,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                             0.26        03/01/2037        15,900,000
       5,350,000  RIVERSIDE CA SERIES C (ELECTRIC REVENUE,
                  BANK OF AMERICA NA LOC)+/-SS.                     0.22        10/01/2035         5,350,000
      15,000,000  SACRAMENTO CA MUNICIPAL UTILITY DISTRICT
                  SERIES J (ELECTRIC REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                             0.21        08/15/2028        15,000,000
       4,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY
                  SHADWOOD APARTMENTS PROJECT ISSUE A
                  (MFHR, FHLMC INSURED)+/-SS.                       0.27        12/01/2022         4,000,000
       3,000,000  SAN DIEGO CA HFA MFHR STRATTON
                  APARTMENTS PROJECT SERIES A (HOUSING
                  REVENUE, FNMA INSURED)+/-SS.                      0.27        01/15/2033         3,000,000
       3,000,000  SAN DIEGO CA HOUSING AUTHORITY MFHR
                  HILLSIDE GARDEN APARTMENTS SERIES B
                  (HOUSING REVENUE, FNMA INSURED)+/-SS.             0.26        01/15/2035         3,000,000
       5,000,000  SAN FRANCISCO CA CITY & COUNTY
                  REDEVELOPMENT AGENCY (MFHR, FNMA
                  INSURED)+/-SS.                                    0.27        06/15/2034         5,000,000
       4,000,000  SAN FRANCISCO CA CITY & COUNTY
                  REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT # 4 (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)+/-SS.                     0.22        08/01/2032         4,000,000
       8,000,000  SWEETWATER COUNTY WY PACIFIC CORPORATION
                  PROJECT SERIES A (PCR, BARCLAYS BANK PLC
                  LOC)+/-SS.                                        0.21        07/01/2015         8,000,000
       3,980,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT
                  PROGRAM SERIES A (OTHER REVENUE,
                  NATIONAL AUSTRALIA BANK NA LOC)+/-SS.             0.30        06/01/2045         3,980,000
       3,000,000  TYLER TX HEALTH FACILITIES DEVELOPMENT
                  CORPORATION MOTHER FRANCES HOSPITAL
                  SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-SS.     0.30        07/01/2020         3,000,000
       9,000,000  VERMONT STUDENT ASSISTANCE CORPORATION
                  EDUCATION LOAN SERIES C-1 (OTHER
                  REVENUE, LLOYDS BANK LOC)+/-SS.                   0.29        12/15/2040         9,000,000
       3,650,000  WASHINGTON STATE HOUSING FINANCE
                  COMMISSION WHISPERWOOD APARTMENTS
                  PROJECT SERIES A (MFHR, FNMA INSURED)+/-SS.       0.33        05/15/2035         3,650,000

TOTAL MUNICIPAL BONDS & NOTES (COST $717,497,597)                                                717,497,597
                                                                                             ---------------
SECURED MASTER NOTE AGREEMENT: 2.04%
      92,430,000  BANK OF AMERICA SECURITIES LLC+/-SS.              0.44        09/09/2034        92,430,000
      50,293,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-SS.       0.64        09/09/2049        50,293,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $142,723,000)                                          142,723,000
                                                                                             ---------------
TIME DEPOSITS: 9.52%
      88,000,000  BANCO SANTANDER MADRID                            0.18        12/01/2009        88,000,000
      63,000,000  BANK OF IRELAND                                   0.35        12/01/2009        63,000,000
      43,000,000  BANK OF IRELAND                                   0.50        12/02/2009        43,000,000
      88,000,000  BNP PARIBAS PARIS                                 0.16        12/01/2009        88,000,000
      66,000,000  DANSKE BANK A S COPENHAGEN                        0.20        12/02/2009        66,000,000
      43,000,000  DEXIA BANK GRAND CAYMAN                           0.26        12/02/2009        43,000,000
      42,000,000  DEXIA CREDIT LOCAL DE FRANCE                      0.27        12/04/2009        42,000,000
      41,000,000  DEXIA CREDIT LOCAL DE FRANCE                      0.26        12/07/2009        41,000,000
     127,000,000  KBC BANK NV BRUSSELS                              0.18        12/01/2009       127,000,000
      66,000,000  SOCIETE GENERALE PARIS                            0.18        12/01/2009        66,000,000

TOTAL TIME DEPOSITS (COST $667,000,000)                                                          667,000,000
                                                                                             ---------------
REPURCHASE AGREEMENTS: 3.20%
      22,000,000  BANK OF AMERICA SECURITIZATION LLC -
                  102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $22,000,147)           0.24        12/01/2009        22,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                INTEREST RATE  MATURITY DATE       VALUE
REPURCHASE AGREEMENTS (continued)
$      9,000,000  BARCLAYS CAPITAL INCORPORATED - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $9,000,060)            0.24%       12/01/2009   $     9,000,000
      26,000,000  JPMORGAN SECURITIES - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $26,000,173)           0.24        12/01/2009        26,000,000
      26,000,000  MORGAN STANLEY & COMPANY - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $26,000,191)           0.27        12/01/2009        26,000,000
      99,890,000  MORGAN STANLEY & COMPANY - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $99,890,444)           0.16        12/01/2009        99,890,000
      41,000,000  RBS SECURITIES INCORPORATED - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $41,000,205)           0.18        12/01/2009        41,000,000

TOTAL REPURCHASE AGREEMENTS (COST $223,890,000)                                                  223,890,000
                                                                                             ---------------

TOTAL INVESTMENTS IN SECURITIES                            0%
(COST $7,093,416,750)*                                 101.0                                 $ 7,076,854,331

OTHER ASSETS AND LIABILITIES, NET                      (1.00)                                    (69,875,675)
                                                     -------                                 ---------------

TOTAL NET ASSETS                                      100.00%                                $ 7,006,978,656
                                                     -------                                 ---------------


+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~~ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(I)   ILLIQUID SECURITY.

(P)   ASSET-BACKED COMMERCIAL PAPER.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $7,093,416,750 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION         $          0
GROSS UNREALIZED DEPRECIATION          (16,562,419)
                                      ------------
NET UNREALIZED DEPRECIATION           $(16,562,419)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND                           PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

  MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER: 4.97%
$      5,000,000  ASCENSION PARISH LA                                                   0.75%        12/09/2009   $   5,000,000
         550,000  HILLSBOROUGH COUNTY FL                                                0.35         02/01/2010         550,000
       1,375,000  HILLSBOROUGH COUNTY FL                                                0.45         05/06/2010       1,375,000
       3,000,000  ILLINOIS FINANCE AUTHORITY                                            0.50         01/07/2010       3,000,000
       3,500,000  LONG ISLAND POWER AUTHORITY                                           0.50         02/09/2010       3,500,000
         900,000  MASSACHUSETTS DEVELOPMENT FINANCE AUTHORITY                           0.85         12/09/2009         900,000
       3,600,000  MONTGOMERY COUNTY PA                                                  0.38         03/09/2010       3,600,000
       4,500,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                  0.35         01/14/2010       4,500,000

TOTAL COMMERCIAL PAPER (COST $22,425,000)                                                                            22,425,000
                                                                                                                  -------------

MUNICIPAL BONDS & NOTES: 94.97%

ALABAMA: 1.51%
       6,800,000  COLUMBIA AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER
                  COMPANY PROJECT (IDR)SS.+/-                                           0.20         06/01/2028       6,800,000

                                                                                                                      6,800,000
                                                                                                                  -------------

ARIZONA: 3.50%
       9,535,000  ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM
                  (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                      0.40         07/01/2036       9,535,000
       2,400,000  MARICOPA COUNTY AZ IDA TRANS-MATIC MANUFACTURING PRODUCTION
                  PROJECT (IDR, NATIONAL CITY BANK LOC)SS.+/-                           0.34         10/01/2026       2,400,000
       3,080,000  MARICOPA COUNTY AZ IDA VILLAGE AT SUN VALLEY APARTMENTS
                  PROJECT (MFHR, FNMA INSURED)SS.+/-                                    0.41         11/01/2043       3,080,000
         800,000  PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B (MFHR)SS.+/-          0.36         02/15/2031         800,000

                                                                                                                     15,815,000
                                                                                                                  -------------

CALIFORNIA: 5.34%
       5,800,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST.
                  MARGARETS EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK
                  PLC LOC)SS.+/-                                                        0.40         01/01/2038       5,800,000
       9,325,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                             0.40         09/01/2036       9,325,000
       3,185,000  CALIFORNIA STATEWIDE CDA TYRELLA GARDENS APARTMENTS SERIES B
                  (HOUSING REVENUE, CITIBANK NA LOC)SS.+/-                              0.38         06/01/2036       3,185,000
       2,800,000  CALIFORNIA STATEWIDE CDA YMCA EAST BAY PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                             0.25         06/01/2027       2,800,000
         900,000  ORANGE COUNTY CA SANITATION DISTRICT SERIES A (LEASE
                  REVENUE)SS.+/-                                                        0.26         08/01/2029         900,000
         525,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                  LOC)SS.+/-                                                            0.27         02/01/2035         525,000
         460,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                  LELAND POLK SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA
                  LOC)SS.+/-                                                            0.25         12/01/2019         460,000
       1,120,000  SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)SS.+/-      0.36         09/15/2032       1,120,000

                                                                                                                     24,115,000
                                                                                                                  -------------

COLORADO: 5.11%
       7,000,000  AURORA CO HOUSING AUTHORITY LIBERTY CREEK PROJECT (HOUSING
                  REVENUE, FNMA INSURED)SS.+/-                                          0.34         02/15/2038       7,000,000
       1,600,000  COLORADO COLLEGE INVESTMENT SERIES I-A (OTHER REVENUE, LLOYDS
                  BANK LOC)SS.+/-                                                       0.31         12/01/2042       1,600,000
       8,310,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY LUTHERAN
                  CHURCH EXTENSION (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
                  LOC)SS.+/-                                                            0.25         05/15/2038       8,310,000
       3,890,000  COLORADO HOUSING & FINANCE AUTHORITY READY FOODS INCORPORATED
                  PROJECT SERIES A (OTHER REVENUE, US BANK NA LOC)SS.+/-                0.42         01/01/2032       3,890,000
       1,000,000  FORT COLLINS CO ECONOMIC DEVELOPMENT OAKRIDGE PROJECT SERIES
                  A (HOUSING REVENUE, US BANK NA LOC)SS.+/-                             0.56         12/01/2032       1,000,000
       1,250,000  HUDSON CO SERIES A (IDR, US BANK NA LOC)SS.+/-                        0.66         11/01/2020       1,250,000

                                                                                                                     23,050,000
                                                                                                                  -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND                           PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

   MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
DISTRICT OF COLUMBIA: 1.68%
$      1,775,000  DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL
                  PEACE (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                0.27%        11/01/2045   $   1,775,000
       2,030,000  DISTRICT OF COLUMBIA ENTERPRISE ZONE 14TH & IRVING (IDR, BANK
                  OF AMERICA NA LOC)SS.+/-                                              0.45         05/01/2022       2,030,000
       3,755,000  METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SERIES 2855
                  (AIRPORT REVENUE, FIRST SECURITY BANK LOC)SS.+/-                      0.47         10/01/2014       3,755,000

                                                                                                                      7,560,000
                                                                                                                  -------------

FLORIDA: 6.19%
       2,200,000  CITY OF TALLAHASSEE FL (IDR)SS.+/-                                    0.38         10/01/2015       2,200,000
       3,800,000  DEUTSCHE BANK FL SPEARS LIFERS TRUST SERIES DB-563
                  (FSA LOC)SS.+/-                                                       0.30         10/01/2022       3,800,000
       9,515,000  FLORIDA HOUSING FINANCE CORPORATION PINEWOOD POINTE SERIES C
                  (STATE AGENCY HOUSING REVENUE, NATIXIS LOC)SS.+/-                     0.68         06/01/2044       9,515,000
       1,250,000  JACKSONVILLE FL HFA CHRISTINE COVE APARTMENTS (MFHR, FHLMC
                  INSURED)SS.+/-                                                        0.37         09/15/2038       1,250,000
       7,130,000  ORANGE COUNTY FL HOUSING FINANCE AUTHORITY LAKESIDE POINTE
                  APARTMENTS SERIES B (HOUSING REVENUE, FNMA INSURED)SS.+/-             0.32         05/15/2038       7,130,000
       1,595,000  RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E2 (OTHER
                  REVENUE, ROYAL BANK OF CANADA LOC)SS.+/-                              0.39         01/01/2034       1,595,000
       2,465,000  SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
                  GLENRIDGE PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND
                  LOC)SS.+/-                                                            0.31         06/01/2036       2,465,000

                                                                                                                     27,955,000
                                                                                                                  -------------

GEORGIA: 3.97%
      10,080,000  FLOYD COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY
                  PLANT HAMMOND PROJECT (IDR)SS.+/-                                     0.16         09/01/2026      10,080,000
       3,900,000  GEORGIA STATE PORTS AUTHORITY (AIRPORT REVENUE, BANKERS TRUST
                  CORPORATION LOC)SS.+/-                                                0.38         06/01/2022       3,900,000
       3,960,000  GEORGIA STATE PORTS AUTHORITY (IDR, BANKERS TRUST CORPORATION
                  LOC)SS.+/-                                                            0.38         10/01/2023       3,960,000

                                                                                                                     17,940,000
                                                                                                                  -------------

ILLINOIS: 4.78%
       3,670,000  CHICAGO IL ENTERPRISE ZONE GARDNER GIBSON PROJECT (ECONOMIC
                  DEVELOPMENT REVENUE, HARRIS TRUST SAVINGS BANK LOC)SS.+/-             0.47         07/01/2033       3,670,000
         280,000  CHICAGO IL WASTEWATER TRANSMISSION SUBSERIES C-2 (SEWER
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                0.19         01/01/2039         280,000
         260,000  DES PLAINES IL FINZER ROLLER INCORPORATED PROJECT (IDR,
                  HARRIS TRUST SAVINGS BANK LOC)SS.+/-                                  1.00         08/01/2021         260,000
       2,695,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED
                  PROJECT (IDR)SS.+/-                                                   1.40         06/01/2017       2,695,000
       1,600,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY UNIVERSAL PRESS
                  INCORPORATED PROJECT SERIES A (IDR, LASALLE NATIONAL BANK NA
                  LOC)SS.+/-                                                            0.45         07/01/2020       1,600,000
         900,000  ILLINOIS FINANCE AUTHORITY INX INTERNATIONAL INK COMPANY
                  (IDR, JPMORGAN CHASE BANK LOC)SS.+/-                                  0.40         01/01/2034         900,000
         700,000  ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JPMORGAN
                  CHASE BANK LOC)SS.+/-                                                 1.40         12/01/2018         700,000
       2,600,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY BRAINARD LANDINGS
                  APARTMENTS (HOUSING REVENUE, US BANK NA LOC)SS.+/-                    0.33         05/01/2042       2,600,000
       1,455,000  LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE
                  CHICAGO NA LOC)SS.+/-                                                 1.40         10/01/2021       1,455,000
       1,370,000  LAKE COUNTY IL COUNTRYSIDE LANDFILL INCORPORATED (SOLID WASTE
                  REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                               0.35         04/01/2021       1,370,000
       2,600,000  LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST
                  CORPORATION LOC)SS.+/-                                                0.40         07/01/2029       2,600,000
       1,500,000  LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
                  BANK LOC)SS.+/-                                                       1.40         12/01/2009       1,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND                           PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

   MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
ILLINOIS (continued)
$      1,960,000  VERNON HILLS IL NORTHWESTERN TOOL & DIE PROJECT (IDR, LASALLE
                  NATIONAL BANK NA LOC)SS.+/-                                           0.63%        04/01/2025   $   1,960,000

                                                                                                                     21,590,000
                                                                                                                  -------------

INDIANA: 2.88%
       1,000,000  CITY OF CRAWFORDSVILLE IN ECONOMIC DEVELOPEMENT (IDR, BANK OF
                  AMERICA NA LOC)SS.+/-                                                 0.40         10/01/2018       1,000,000
       1,925,000  GREENSBURG IN COMMUNITY PARTNERS VILLAGE II (HOUSING REVENUE,
                  FHLMC INSURED)SS.+/-                                                  0.36         09/01/2029       1,925,000
       3,700,000  INDIANA BOND BANK ADVANCED FUNDING PROGRAM SERIES A
                  (EDUCATIONAL FACILITIES REVENUE)                                      2.00         01/05/2010       3,703,156
       2,100,000  INDIANA STATE DEVELOPMENT FINANCE AUTHORITY IN SHELBY GRAVEL
                  INCORPORATED PROJECT (IDR)SS.+/-                                      0.49         10/01/2017       2,100,000
       1,500,000  NOBLESVILLE IN GREYSTONE APARTMENTS PROJECT SERIES B (HOUSING
                  REVENUE, FHLB LOC)SS.+/-                                              0.45         03/01/2041       1,500,000
       2,785,000  ST .JOSEPH COUNTY MIDCORR LAND DEVELOPMENT LLC PROJECT (IDR,
                  NATIONAL CITY BANK LOC)SS.+/-                                         0.49         10/01/2023       2,785,000

                                                                                                                     13,013,156
                                                                                                                  -------------

IOWA: 1.85%
       1,150,000  CERRO GORDO COUNTY IA NEWMAN CATHOLIC SCHOOL SYSTEM PROJECT
                  (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-             0.28         05/01/2032       1,150,000
       5,590,000  DES MOINES IA ELLIOT AVIATION PROJECT (OTHER REVENUE, US BANK
                  NA LOC)SS.+/-                                                         0.41         08/01/2027       5,590,000
         125,000  IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT
                  (HCFR, ALLIED IRISH BANK PLC LOC)SS.+/-                               0.38         06/01/2027         125,000
       1,500,000  IOWA FINANCE AUTHORITY INDUSTRIAL DEVELOPEMENT (IDR, BANK OF
                  AMERICA NA LOC)SS.+/-                                                 0.45         06/01/2028       1,500,000

                                                                                                                      8,365,000
                                                                                                                  -------------

KANSAS: 1.26%
       1,000,000  OLATHE KS DIAMANT BOART SERIES A (IDR)SS.+/-                          0.55         03/01/2027       1,000,000
       4,695,000  OLATHE KS ISL LLC PROJECT (OTHER REVENUE, US BANK NA LOC)SS.+/-       0.42         08/01/2027       4,695,000

                                                                                                                      5,695,000
                                                                                                                  -------------

KENTUCKY: 6.21%
       3,410,000  CITY OF BARDSTOWN KY (IDR, US BANK NA LOC)SS.+/-                      0.38         10/01/2019       3,410,000
       6,500,000  HOPKINS COUNTY KY LOK CORPORATION PROJECT (IDR, PNC BANK NA
                  LOC)SS.+/-                                                            0.29         10/01/2017       6,500,000
       2,950,000  JEFFERSON COUNTY KY (IDR, NATIONAL CITY BANK LOC)SS.+/-               0.39         09/01/2022       2,950,000
       1,490,000  KENTON COUNTY KY PACKAGING UNLIMITED NORTHERN KY (IDR,
                  NATIONAL CITY BANK LOC)SS.+/-                                         0.39         05/01/2014       1,490,000
       6,225,000  KENTUCKY EDFA (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
                  BANK LOC)SS.+/-                                                       0.27         10/01/2028       6,225,000
       7,450,000  LOGAN COUNTY KY SOLID WASTE MANAGEMENT LLC PROJECT (OTHER
                  REVENUE, PNC BANK NA LOC)SS.+/-                                       0.29         03/01/2021       7,450,000

                                                                                                                     28,025,000
                                                                                                                  -------------

MARYLAND: 0.82%
       3,700,000  MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION HOUSING AND
                  COMMUNITY CENTER (HOUSING REVENUE, FNMA INSURED)SS.+/-                0.30         12/01/2037       3,700,000

                                                                                                                      3,700,000
                                                                                                                  -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND                           PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

   MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
MICHIGAN: 0.80%
$        290,000  GREEN LAKE TOWNSHIP, MI ECONOMIC DEVELOPMENT CORPORATION
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                        0.19%        06/01/2034   $     290,000
       2,100,000  MACOMB COUNTY ECONOMIC DEVELOPMENT CORPORATION (IDR, NATIONAL
                  CITY BANK LOC)SS.+/-                                                  0.49         12/01/2017       2,100,000
       1,220,000  MICHIGAN STATE STRATEGIC FUND FITZ LAND LLC PROJECT (IDR,
                  NATIONAL CITY BANK LOC)SS.+/-                                         0.49         08/01/2025       1,220,000

                                                                                                                      3,610,000
                                                                                                                  -------------

MINNESOTA: 13.03%
       2,185,000  BECKER, MN INDEPENDENT SCHOOL DISTRICT # 726 (PROPERTY TAX
                  REVENUE)                                                              1.50         09/29/2010       2,200,258
       2,010,000  BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
                  INSURED)SS.+/-                                                        0.34         11/15/2032       2,010,000
       1,805,000  BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE,
                  LASALLE NATIONAL BANK NA LOC)SS.+/-                                   0.42         07/15/2032       1,805,000
       5,090,000  BLOOMINGTON MN SERIES A1 (HOUSING REVENUE, FNMA INSURED)SS.+/-        0.34         07/15/2032       5,090,000
       1,800,000  COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE,
                  FNMA INSURED)SS.+/-                                                   0.34         06/15/2038       1,800,000
       1,985,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS
                  PROJECT (MFHR, LASALLE NATIONAL BANK NA LOC)SS.+/-                    0.36         04/15/2035       1,985,000
       2,400,000  MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER
                  REVENUE, FNMA INSURED)SS.+/-                                          0.34         06/15/2038       2,400,000
       2,740,000  MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING
                  REVENUE, US BANK NA LOC)SS.+/-                                        0.37         10/01/2024       2,740,000
       2,780,000  MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A (HOUSING
                  REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                          0.42         01/01/2033       2,780,000
         230,000  MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                  SERIES B (HCFR, FIRST SECURITY BANK LOC)SS.+/-                        0.20         08/15/2025         230,000
       1,275,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH
                  CARE FACILITY ESSENTIAL C4 (HCFR, ASSURED GUARANTEE
                  AGREEMENT)SS.+/-                                                      0.24         02/15/2030       1,275,000
       2,685,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING
                  REVENUE, FHLB INSURED)SS.+/-                                          0.30         07/01/2048       2,685,000
         330,000  MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF
                  AUTHORITY)SS.+/-                                                      0.40         01/01/2010         330,000
         305,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES G (HOUSING
                  REVENUE, GO OF AUTHORITY)SS.+/-                                       0.29         01/01/2032         305,000
       2,890,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                  0.40         04/01/2025       2,890,000
         925,000  PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE,
                  FHLMC INSURED)SS.+/-                                                  0.34         08/01/2034         925,000
       2,900,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                  APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
                  BANK NA LOC)SS.+/-                                                    0.37         10/01/2038       2,900,000
       2,325,000  ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE
                  NATIONAL BANK NA LOC)SS.+/-                                           0.37         10/01/2037       2,325,000
       5,275,000  ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR,
                  FNMA INSURED)SS.+/-                                                   0.34         09/15/2031       5,275,000
       9,250,000  ST. PAUL MN HOUSING & RDA BRIGECREEK SENIOR PLACE SERIES A
                  (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                 0.37         06/15/2037       9,250,000
       2,840,000  ST. PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS SERIES A
                  (HOUSING REVENUE, FNMA INSURED)SS.+/-                                 0.34         06/01/2032       2,840,000
       2,595,000  ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION SERIES A
                  (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                 0.42         09/01/2035       2,595,000
       1,000,000  ST. PAUL PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)SS.+/-             0.37         12/01/2028       1,000,000
       1,100,000  ST. PAUL PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)SS.+/-             0.37         03/01/2029       1,100,000
         100,000  WINONA MN PORT AUTHORITY BAY STREET MILLING COMPANY PROJECT
                  SERIES A (IDR, HARRIS TRUST SAVINGS BANK LOC)SS.+/-                   0.56         06/01/2011         100,000

                                                                                                                     58,835,258
                                                                                                                  -------------

MISSISSIPPI: 1.97%
         900,000  MISSISSIPPI BUSINESS FINANCE CORPORATION MISSISSIPPI POWER
                  COMPANY PROJECT (IDR)SS.+/-                                           0.30         12/01/2027         900,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND                           PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

   MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
MISSISSIPPI (continued)
$      7,995,000  REDSTONE PARTNERS FLOATERS RESIDUALS TRUST RELATION TO
                  MISSISSIPPI HOME SERIES A (OTHER REVENUE, WACHOVIA BANK
                  LOC)SS.+/-(Q)                                                         0.48%        12/01/2047   $   7,995,000

                                                                                                                      8,895,000
                                                                                                                  -------------

NEVADA: 0.70%
       3,170,000  NEVADA HOUSING DIVISION MULTI-UNIT HOUSING PROJECT A (HOUSING
                  REVENUE)SS.+/-                                                        0.52         10/01/2030       3,170,000
                                                                                                                  -------------

NEW HAMPSHIRE: 0.75%
       3,390,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY
                  (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-      0.45         07/01/2035       3,390,000

NEW JERSEY: 1.10%
       4,945,000  NEW JERSEY STATE TRANSPORTATION SERIES 146 (FUEL SALES TAX
                  REVENUE, FIRST SECURITY BANK LOC)SS.+/-                               0.40         12/15/2011       4,945,000
                                                                                                                  -------------

NEW MEXICO: 2.53%
       3,800,000  HURLEY NM PCR UPDATES-KENNECOTT SANTA FE (IDR)SS.+/-                  0.19         12/01/2015       3,800,000
       4,800,000  NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION (COLLEGE &
                  UNIVERSITY REVENUE, ROYAL BANK OF CANADA LOC)SS.+/-                   0.32         04/01/2034       4,800,000
       1,300,000  NEW MEXICO HOUSING AUTHORITY REGION III EL PUEBLO APARTMENTS
                  PROJECT SERIES A (HOUSING REVENUE, US BANK NA LOC)SS.+/-              0.42         12/01/2044       1,300,000
       1,500,000  NEW MEXICO HOUSING AUTHORITY REGION III MADEIRA COURT
                  APARTMENTS PROJECT SERIES B (HOUSING REVENUE, US BANK NA
                  LOC)SS.+/-                                                            0.42         12/01/2044       1,500,000

                                                                                                                     11,400,000
                                                                                                                  -------------

NEW YORK: 0.55%
       2,470,000  CITY OF NEW YORK NY (PROPERTY TAX REVENUE, TORONTA DOMINION
                  BANK LOC)SS.+/-                                                       0.21         09/01/2027       2,470,000
                                                                                                                  -------------

NORTH CAROLINA: 2.25%
       2,825,000  LEE COUNTY NC INDUSTRIAL FACILITIES & PCFA CHALLENGE PRINTING
                  COMPANY PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)           0.49         07/01/2027       2,825,000
       7,315,000  STANLEY COUNTY NC INDUSTRIAL FACILITIES & PCFA CHICAGO TUBE
                  COMPANY IDR, JPMORGAN CHASE BANK LOC)SS.+/-                           0.40         04/01/2018       7,315,000

                                                                                                                     10,140,000
                                                                                                                  -------------

NORTH DAKOTA: 2.07%
       3,000,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A
                  (HOUSING REVENUE, LLOYDS BANK LOC)SS.+/-                              0.30         07/01/2037       3,000,000
       3,500,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B
                  (HOUSING REVENUE)SS.+/-                                               0.32         01/01/2035       3,500,000
       1,530,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOME MORTGAGE
                  FINANCING (HOUSING REVENUE, FHLB INSURED)SS.+/-                       0.31         01/01/2030       1,530,000
       1,320,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOUSING FINANCE
                  PROGRAM SERIES B (HOUSING REVENUE, FHLB INSURED)SS.+/-                0.30         07/01/2033       1,320,000

                                                                                                                      9,350,000
                                                                                                                  -------------

OHIO: 0.52%
       1,155,000  FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR,
                  BANK ONE CHICAGO NA LOC)SS.+/-                                        1.32         10/01/2021       1,155,000
       1,200,000  MONTGOMERY COUNTY OH CAMBRIDGE COMMONS APARTMENTS A (HOUSING
                  REVENUE, FHLMC INSURED)SS.+/-                                         0.31         04/01/2038       1,200,000

                                                                                                                      2,355,000
                                                                                                                  -------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND                           PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

   MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
OREGON: 0.42%
$      1,905,000  PORTLAND OR HOUSING AUTHORITY FLOYD LIGHT HOUSING PROJECT
                  (HOUSING REVENUE, BANK OF AMERICA NA LOC)SS.+/-                       0.45%        12/01/2027   $   1,905,000
                                                                                                                  -------------

OTHER: 6.98%
      31,500,000  SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2
                  (OTHER REVENUE, FHLMC INSURED)SS.+/-                                  0.37         07/01/2041      31,500,000

                                                                                                                     31,500,000
                                                                                                                  -------------

PENNSYLVANIA: 1.99%
       8,995,000  REDSTONE PARTNERS FLOATERS RESIDUALS TRUST RELATING TO
                  PHILADELPHIA PA SERIES B (OTHER REVENUE, WACHOVIA BANK
                  LOC)SS.+/-(Q)                                                         0.48         04/01/2048       8,995,000

                                                                                                                      8,995,000
                                                                                                                  -------------

SOUTH CAROLINA: 1.11%
       5,000,000  SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY (IDR)SS.+/-        0.35         12/01/2038       5,000,000

                                                                                                                      5,000,000
                                                                                                                  -------------

TENNESSEE: 2.18%
       8,000,000  HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN
                  MANUFACTURING COMPANY PROJECT (IDR, LASALLE BANK NA LOC)SS.+/-        0.43         05/01/2020       8,000,000
       1,840,000  PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY PROJECT
                  (IDR, US BANK NA LOC)SS.+/-                                           0.61         01/01/2017       1,840,000

                                                                                                                      9,840,000
                                                                                                                  -------------

TEXAS: 5.58%
          80,000  GREGG COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  (HCFR, JPMORGAN CHASE BANK LOC)SS.+/-                                 0.23         10/01/2029          80,000
         800,000  LOWER NECHES VALLEY AUTHORITY TEXAS INDUSTRIAL DEVELOPMENT
                  CORPORATION EXEMPT FACILITIES REVENUE MOBIL OIL REFINING
                  CORPORATION PROJECT (IDR)SS.+/-                                       0.22         04/01/2029         800,000
      10,000,000  PORT OF PORT ARTHUR NAVIGATION DISTRICT (OTHER REVENUE)SS.+/-         0.21         11/01/2038      10,000,000
      12,200,000  REDSTONE PARTNERS FLOATERS RESIDUALS TRUST SERIES A (OTHER
                  REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)++                                0.48         12/01/2047      12,200,000
       2,120,000  TEXAS HOUSING OPTIONS INCORPORATED MILL CITY SERIES A
                  (HOUSING REVENUE, BANK OF AMERICA NA LOC)SS.+/-                       0.45         05/01/2036       2,120,000

                                                                                                                     25,200,000
                                                                                                                  -------------

VERMONT: 0.26%
       1,155,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL
                  PROJECT A (HCFR)SS.+/-                                                0.20         10/01/2034       1,155,000

VIRGINIA: 0.38%
         175,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY
                  SERIES B (HCFR, BRANCH BANKING & TRUST LOC)SS.+/-                     0.25         07/01/2037         175,000
       1,550,000  VIRGINIA SMALL BUSINESS FINANCING AUTHORITY (IDR, BRANCH
                  BANKING & TRUST)SS.+/-                                                0.38         07/01/2024       1,550,000

                                                                                                                      1,725,000
                                                                                                                  -------------

WASHINGTON: 2.28%
       1,300,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY
                  MERCER ISLAND PARTNERS LLC PROJECT (IDR, US BANK NA LOC)SS.+/-        0.56         06/01/2027       1,300,000
       5,000,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY WASTE
                  MANAGEMENT INCORPORATED PROJECT (OTHER REVENUE, PNC BANK NA
                  LOC)SS.+/-                                                            0.45         06/01/2020       5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND                           PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2009 (UNAUDITED)

   MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
WASHINGTON (continued)
$      1,590,000  WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD
                  APARTMENTS PROJECT SERIES A (MFHR, FNMA INSURED)SS.+/-                0.33%        05/15/2035   $   1,590,000
       2,400,000  YAKIMA COUNTY WA PUBLIC CORPORATION REVENUE VALLEY PROCESSING
                  PROJECT BANK OF AMERICA NA LOC (IDR, BANK OF AMERICA LOC)SS.+/-       0.45         02/01/2015       2,400,000

                                                                                                                     10,290,000
                                                                                                                  -------------

WEST VIRGINIA: 1.56%
       7,055,000  PLEASANTS COUNTY WV SIMONTON BUILDING PRODUCTS PROJECT (IDR,
                  PNC BANK NA LOC)SS.+/-                                                0.34         12/01/2019       7,055,000
                                                                                                                  -------------

WISCONSIN: 0.52%
       2,330,000  TWO RIVERS WI RIVERSIDE FOODS INCORPORATED PROJECT (IDR, FHLB
                  INSURED)SS.+/-                                                        0.31         12/01/2022       2,330,000

                                                                                                                      2,330,000
                                                                                                                  -------------

WYOMING: 0.34%
       1,550,000  CHEYENNE WY GROBET FILE CO INC PROJECT (IDR, NATIONAL CITY
                  BANK LOC)SS.+/-                                                       0.49         08/01/2017       1,550,000

TOTAL MUNICIPAL BONDS & NOTES (COST $428,728,414)                                                                   428,728,414
                                                                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $451,153,414)*                                      99.94%                                                  $ 451,153,414

OTHER ASSETS AND LIABILITIES, NET                          0.06                                                         263,585
                                                         ------                                                   -------------

TOTAL NET ASSETS                                         100.00%                                                  $ 451,416,999
                                                         ------                                                   -------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

(Q)   CREDIT ENHANCEMENT IS PROVIDED BY AN AFFILIATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER: 8.29%
$        15,000,000  CLARK COUNTY NEVADA                                              0.28%        12/10/2009    $   15,000,000
         10,000,000  CLARK COUNTY NV                                                  0.30         12/10/2009        10,000,000
          5,585,000  HILLSBOROUGH COUNTY FL                                           0.35         02/01/2010         5,585,000
         14,750,000  HILLSBOROUGH COUNTY FL                                           0.45         05/06/2010        14,750,000
         18,870,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                        0.40         03/11/2010        18,870,000
         35,500,000  ILLINOIS FINANCE AUTHORITY                                       0.50         01/07/2010        35,500,000
         53,700,000  LONG ISLAND POWER AUTHORITY                                      0.50         02/09/2010        53,700,000
          9,280,000  MASSACHUSETTS DEVELOPMENT FINANCE AUTHORITY                      0.85         12/09/2009         9,280,000
         27,667,000  MASSACHUSETTS HEFA                                               0.35         12/10/2009        27,667,000
         25,000,000  MASSACHUSETTS HEFA                                               0.25         01/13/2010        25,000,000
          5,000,000  MONTGOMERY COUNTY PA INDUSTRIAL                                  0.35         02/11/2010         5,000,000
         23,500,000  ROCHESTER MN HEALTH CARE                                         0.30         12/04/2009        23,500,000
         11,300,000  ROCHESTER MN HEALTH CARE                                         0.30         12/09/2009        11,300,000
         15,900,000  ROCHESTER MN HEALTH CARE                                         0.30         12/10/2009        15,900,000
         32,400,000  ROCHESTER MN HEALTH CARE                                         0.30         12/10/2009        32,400,000
          9,300,000  ROCHESTER MN HEALTH CARE                                         0.30         12/17/2009         9,300,000
          8,800,000  ROCHESTER MN HEALTH CARE                                         0.30         12/17/2009         8,800,000
         38,000,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                             0.35         01/14/2010        38,000,000
          9,790,000  UNIVERSITY OF VIRGINIA                                           0.30         01/07/2010         9,790,000

TOTAL COMMERCIAL PAPER (COST $369,342,000)                                                                          369,342,000

MUNICIPAL BONDS & NOTES: 91.68%

ALABAMA: 0.41%
         12,000,000  MOBILE AL INDUSTRIAL DEVELOPMENT
                     BOARD ALABAMA POWER COMPANY PROJECT
                     SERIES C (IDR)SS.+/-                                             0.24         08/01/2017        12,000,000
          6,300,000  MOBILE AL INFIRMARY HEALTH SYSTEM
                     SPECIAL CARE FACILITIES SERIES A
                     (HFFA REVENUE, BANK OF NOVA SCOTIA LOC)SS.+/-                    0.22         02/01/2040         6,300,000

                                                                                                                     18,300,000
                                                                                                                 --------------

ALASKA: 1.15%
         26,795,000  ALASKA HOUSING FINANCE CORP (HOUSING
                     REVENUE, GENERAL OBLIGATION OF
                     DISTRICT)SS.+/-                                                  0.22         07/01/2022        26,795,000
          8,550,000  DEUTSCHE BANK SPEARS LIFERS TRUST
                     SERIES DB-507 (OTHER REVENUE, FGIC
                     INSURED)SS.+/-                                                   0.27         12/01/2034         8,550,000
         15,920,000  DEUTSCHE BANK SPEARS LIFERS TRUST
                     SERIES DB-532 (OTHER REVENUE, NATL-RE
                     INSURED)SS.+/-                                                   0.27         12/01/2041        15,920,000

                                                                                                                     51,265,000
                                                                                                                 --------------

ARIZONA: 0.29%
         10,125,000  MARICOPA COUNTY AZ IDA SERIES A
                     (HOUSING REVENUE, FNMA INSURED)SS.+/-                            0.26         04/15/2030        10,125,000
          3,000,000  YAVAPAI COUNTY AZ IDA NORTHERN ARIZONA
                     HEALTHCARE SERIES B (HCFR, BANCO
                     BILBAO VIZCAYA LOC)SS.+/-                                        0.25         12/01/2039         3,000,000

                                                                                                                     13,125,000
                                                                                                                 --------------

CALIFORNIA: 12.22%
          2,150,000  ABAG FINANCE AUTHORITY FOR NONPROFIT
                     CORPORATION CALIFORNIA ST. ANTHONY
                     FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-         0.26         03/01/2037         2,150,000
         23,050,000  BAKERSFIELD CA SERIES B (WATER &
                     WASTEWATER AUTHORITY REVENUE, FIRST
                     SECURITY BANK LOC)SS.+/-                                         0.38         09/01/2035        23,050,000
            300,000  CALIFORNIA EDUCATIONAL FACILITIES
                     AUTHORITY CHAPMAN UNIVERSITY (COLLEGE
                     & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-           0.28         12/01/2030           300,000
         11,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
                     UNIVERSITY JUDAISM SERIES A
                     (COLLEGE & UNIVERSITY REVENUE,
                     ALLIED IRISH BANK PLC LOC)SS.+/-                                 0.40         12/01/2028        11,500,000
         11,200,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC
                     DEVELOPMENT BANK COLBURN SCHOOL
                     SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-        0.29         08/01/2037        11,200,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$         3,145,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                     BANK ROCS RR II R-11527 (TOLL ROAD REVENUE,
                     AMBAC INSURED)SS.+/-                                             0.22%        07/01/2030    $    3,145,000
          2,700,000  CALIFORNIA SERIES I (HFA REVENUE, BANK
                     OF AMERICA NA LOC)SS.+/-                                         0.32         07/01/2035         2,700,000
          7,200,000  CALIFORNIA STANFORD HOSPITAL SERIES B (
                     HFFA REVENUE, FIRST SECURITY BANK LOC)SS.+/-                     0.27         11/15/2036         7,200,000
          4,995,000  CALIFORNIA STATE (PROPERTY TAX REVENUE,
                     AMBAC INSURED)SS.+/-                                             0.22         04/01/2012         4,995,000
         18,100,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE
                     SERIES B6 (WATER & WASTEWATER
                     AUTHORITY REVENUE, STATE STREET BANK &
                     TRUST COMPANY NA LOC)SS.+/-                                      0.19         05/01/2022        18,100,000
          9,350,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1
                     (POWER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-          0.25         05/01/2022         9,350,000
         29,555,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7
                     (ELECTRIC, POWER & LIGHTING REVENUE, FIRST SECURITY
                     BANK INSURED)SS.+/-                                              0.30         05/01/2022        29,555,000
          4,535,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C13
                     (UTILITIES REVENUE, FIRST SECURITY BANK LOC)SS.+/-               0.30         05/01/2022         4,535,000
          9,435,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C11
                     (SALES TAX REVENUE, BNP PARIBAS LOC)SS.+/-                       0.20         07/01/2023         9,435,000
          2,070,000  CALIFORNIA STATE SERIES B (OTHER REVENUE, JPMORGAN
                     CHASE BANK LOC)SS.+/-                                            0.21         05/01/2040         2,070,000
         53,790,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC
                     UNIVERSITY PROJECT (OTHER REVENUE, ALLIED
                     IRISH BANK PLC LOC)SS.+/-                                        0.37         04/01/2039        53,790,000
          3,900,000  CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES B
                     (HOSPITAL REVENUE, UBS AG LOC)SS.+/-                             0.20         08/15/2036         3,900,000
          7,855,000  CITY OF LOS ANGELES CA (PRIVATE SCHOOL REVENUE,
                     ALLIED IRISH BANK PLC LOC)SS.+/-                                 0.45         02/01/2034         7,855,000
         11,600,000  CITY OF NEWPORT BEACH CA (HOSPITAL REVENUE, BANK OF
                     AMERICA NA LOC)SS.+/-                                            0.23         12/01/2040        11,600,000
         11,000,000  CORONA CA HOUSEHOLD BANK PROJECT B
                     (HFA, FNMA INSURED)SS.+/-                                        0.26         02/01/2023        11,000,000
          9,530,000  EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE,
                     DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                          0.25         06/01/2038         9,530,000
         10,225,000  EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA
                     CREDIT LOCAL DE FRANCE LOC)SS.+/-                                0.25         06/01/2038        10,225,000
         20,595,000  EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER AGENCY
                     SERIES A (LEASE REVENUE, DEXIA CREDIT LOCAL DE
                     FRANCE LOC)SS.+/-                                                0.25         03/01/2036        20,595,000
         15,900,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                     CALIFORNIA TOBACCO SETTLEMENT ROCS RR II R-11442
                     (OTHER REVENUE, CITIBANK NA LOC)SS.+/-                           0.35         06/01/2045        15,900,000
          6,085,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING
                     PROGRAM (LEASE REVENUE, FIRST SECURITY BANK LOC)SS.+/-           1.45         02/01/2038         6,085,000
          4,710,000  KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE
                     APARTMENTS SERIES A (MFHR, FNMA INSURED)SS.+/-                   0.21         02/15/2031         4,710,000
          7,850,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A5 (ELECTRIC
                     REVENUE, LLOYDS BANK LOC)SS.+/-                                  0.20         07/01/2035         7,850,000
         15,850,000  LOS ANGELES CA RR II R-11281 (OTHER REVENUE,
                     AMBAC INSURED)SS.+/-                                             0.26         07/01/2037        15,850,000
         20,335,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT
                     (TAX ALLOCATION REVENUE, AMBAC INSURED)SS.+/-                    0.22         01/01/2031        20,335,000
          3,965,000  MONTEREY PENINSULA CA WATER MANAGEMENT DISTRICT
                     (LEASE REVENUE, BANK OF AMERICA NA LOC)SS.+/-                    0.26         07/01/2022         3,965,000
         11,670,000  NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1
                     SERIES A (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE
                     FRANCE LOC)SS.+/-                                                0.25         07/01/2032        11,670,000
         15,850,000  ONTARIO CA MULTIFAMILY REVENUE
                     (HCFR, FHLMC INSURED)SS.+/-                                      0.21         12/01/2035        15,850,000
         18,100,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF
                     AMERICA NA LOC)SS.+/-                                            0.26         03/01/2037        18,100,000
         25,515,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE,
                     BANK OF NEW YORK LOC)SS.+/-                                      0.27         02/01/2035        25,515,000
         25,585,000  ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B
                     (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-          0.27         02/01/2035        25,585,000
          4,200,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION
                     COMMUNITY LIMITED TAX SERIES C (SALES TAX REVENUE,
                     DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                          0.45         04/01/2038         4,200,000
         29,200,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
                     LIMITED TAX SERIES D (SALES TAX REVENUE, DEXIA
                     CREDIT LOCAL DE FRANCE LOC)SS.+/-                                0.35         04/01/2038        29,200,000
         54,500,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION
                     PROJECT REVENUE (UTILITIES REVENUE, LLOYDS
                     TSB BANK PLC LOC)SS.+/-                                          0.25         07/01/2019        54,500,000
          1,880,000  SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS
                     RR II 11484 (PROPERTY TAX REVENUE, FIRST SECURITY
                     BANK LOC)SS.+/-                                                  0.42         02/01/2013         1,880,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$         3,600,000  UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY
                     REVENUE, FIRST SECURITY BANK LOC)SS.+/-                          0.26%        05/15/2038    $    3,600,000
         12,300,000  WHITTIER CA HEALTH FACILITIES PRESBYTERIAN
                     INTERCOMMUNITY SERIES B
                     (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)SS.+/-            0.20         06/01/2036        12,300,000

                                                                                                                    544,875,000
                                                                                                                 --------------

COLORADO: 2.40%
          2,765,000  AURORA CO CENTRETECH METROPOLITAN DISTRICT
                     (OTHER REVENUE, US BANK NA LOC)SS.+/-                            0.27         12/01/2017         2,765,000
          1,995,000  AURORA CO CENTRETECH METROPOLITAN DISTRICT
                     (OTHER REVENUE, US BANK NA LOC)SS.+/-                            0.27         12/01/2028         1,995,000
         13,785,000  BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT
                     CENTER PROJECT (TAX INCREMENTAL REVENUE, BANQUE
                     NATIONALE PARIS LOC)SS.+/-                                       0.25         12/01/2030        13,785,000
          1,315,000  COLORADO ECFA NATIONAL JEWISH FEDERATION SERIES
                     A4 (RECREATIONAL FACILITIES REVENUE, BANK OF
                     AMERICA NA LOC)SS.+/-                                            0.24         02/01/2034         1,315,000
          3,840,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                     LUTHERAN CHURCH EXTENSION (PRIVATE SCHOOL REVENUE,
                     BANK OF AMERICA NA LOC)SS.+/-                                    0.25         05/15/2038         3,840,000
          6,000,000  COLORADO HEALTH FACILITIES AUTHORITY CROSSROADS
                     MARANATHA PROJECTS (OTHER REVENUE, US BANK NA LOC)SS.+/-         0.26         12/01/2043         6,000,000
          8,625,000  COMMERCE CITY CO NORTHERN INFRASTRUCTURE
                     GENERAL IMPROVEMENT DISTRICT
                     (OTHER REVENUE, US BANK NA LOC)SS.+/-                            0.27         12/01/2038         8,625,000
          5,000,000  COMMERCE CITY CO NORTHERN INFRASTRUCTURE
                     GENERAL IMPROVEMENT DISTRICT
                     (PROPERTY TAX REVENUE, US BANK NA LOC)SS.+/-                     0.27         12/01/2028         5,000,000
          7,560,000  CORNERSTONE CO METROPOLITAN DISTRICT #1
                     (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                    0.27         12/01/2036         7,560,000
          6,600,000  DENVER CO CITY & COUNTY COTTONWOOD
                     CREEK SERIES A (MHFR, FHLMC INSURED)SS.+/-                       0.30         04/15/2014         6,600,000
         14,255,000  FITZSIMONS CO RDA COLORADO UNIVERSITY
                     PHYSICIANS INCORPORATED (COLLEGE
                     & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-           0.45         01/01/2025        14,255,000
         11,250,000  MOFFAT COUNTY CO TRI STATE GENERAL ASSOCIATION
                     PROJECT (IDR, BANK OF AMERICA NA LOC)SS.+/-                      0.27         03/01/2036        11,250,000
          6,520,000  MOUNTAIN VILLAGE CO HOUSING AUTHORITY
                     VILLAGE COURT APARTMENTS PROJECT
                     (MFHR, US BANK NA LOC)SS.+/-                                     0.27         11/01/2033         6,520,000
         10,600,000  SOUTH GLENN CO METROPOLITAN DISTRICT
                     (OTHER REVENUE, BANQUE NATIONALE  PARIS LOC)SS.+/-               0.27         12/01/2030        10,600,000
          7,075,000  SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN
                     DISTRICT (PROPERTY TAX REVENUE, US BANK NA LOC)SS.+/-            0.27         11/15/2034         7,075,000

                                                                                                                    107,185,000
                                                                                                                 --------------

DISTRICT OF COLUMBIA: 0.87%
         14,000,000  DISTRICT OF COLUMBIA BALLPARK SERIES B2
                     (RECREATIONAL FACILITIES REVENUE, BANK OF
                     AMERICA NA LOC)SS.+/-                                            0.30         02/01/2036        14,000,000
         10,225,000  DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR
                     INTERNATIONAL PEACE (OTHER
                     REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                        0.27         11/01/2045        10,225,000
         14,390,000  DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF
                     YOUNG CHILDREN (OTHER REVENUE,
                     WACHOVIA BANK LOC)SS.+/-(Q)                                      0.24         04/01/2036        14,390,000

                                                                                                                     38,615,000
                                                                                                                 --------------

FLORIDA: 8.41%
         21,810,000  ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF
                     FLORIDA PROJECT SERIES A (HCFR, BNP PARIBAS LOC)SS.+/-           0.31         10/01/2032        21,810,000
          5,710,000  BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL
                     PROJECT (HFFA REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)               0.24         08/01/2031         5,710,000
         11,150,000  CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO
                     VILLAS SERIES A (OTHER REVENUE, FNMA INSURED)SS.+/-              0.26         04/15/2036        11,150,000
          6,365,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-547
                     (OTHER REVENUE, NATL-RE INSURED)SS.+/-                           0.27         10/01/2026         6,365,000
          4,530,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-538
                     (OTHER REVENUE, AMBAC INSURED)SS.+/-                             0.27         04/01/2027         4,530,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (continued)
$         4,000,000  DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS
                     PROJECT (HOUSING REVENUE, US BANK NA LOC)SS.+/-                  0.25%        07/01/2025    $    4,000,000
          5,850,000  ESCAMBIA COUNTY FL HEALTH FACILITIES AUTHORITY AZALEA
                     TRACE INCORPORATED SERIES A (HEALTHCARE FACILITIES
                     REVENUE, RADIAN INSURED)SS.+/-                                   0.23         11/15/2015         5,850,000
         12,700,000  FLORIDA GULF COAST UNIVERSITY FINANCING
                     CORPORATION HOUSING PROJECT SERIES A (COLLEGE &
                     UNIVERSITY REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)                  0.29         02/01/2038        12,700,000
          5,100,000  FLORIDA HFA (MFHR, FHLMC INSURED)SS.+/-                          0.26         12/01/2013         5,100,000
         11,375,000  FLORIDA USF FINANCING CORPORATION COP MASTER
                     LEASE PROGRAM SERIES B1
                     (LEASE REVENUE, AMBAC INSURED)SS.+/-                             0.25         07/01/2035        11,375,000
            340,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED
                     PROJECT (HCFR, WACHOVIA BANK LOC)SS.+/-(Q)                       0.39         12/01/2014           340,000
         19,500,000  HALIFAX FL HOSPITAL MEDICAL CENTER (HCFR,
                     WACHOVIA BANK LOC)SS.+/-(Q)                                      0.24         06/01/2048        19,500,000
         59,405,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT
                     COMMISSION SHANDS MEDICAL CENTER
                     INCORPORATED PROJECT (HCFR, WACHOVIA BANK LOC)SS.+/-(Q)          0.20         02/01/2029        59,405,000
         10,150,000  MIAMI DADE COUNTY FL EXPRESSWAY AUTHORITY
                     SERIES 1339 (TOLL ROAD REVENUE)SS.+/-                            0.57         07/01/2012        10,150,000
         10,000,000  MIAMI DADE COUNTY FL SPECIAL OBLIGATION
                     JUVENILE COURTHOUSE SERIES B
                     (OTHER REVENUE, AMBAC INSURED)SS.+/-                             0.20         04/01/2043        10,000,000
         16,900,000  NORTH BROWARD FL HOSPITAL DISTRICT
                     (HCFR, NATL-RE INSURED)SS.+/-                                    0.20         01/15/2027        16,900,000
         14,400,000  NORTH BROWARD FL HOSPITAL DISTRICT SERIES
                     A (HCFR, NATL-RE INSURED)SS.+/-                                  0.20         01/15/2027        14,400,000
          1,415,000  ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT
                     SERIES A (IDR, BANK OF AMERICA NA LOC)SS.+/-                     0.32         05/01/2027         1,415,000
          3,625,000  ORANGE COUNTY FL EDUCATIONAL FACILITIES
                     AUTHORITY ROLLINS COLLEGE PROJECT (COLLEGE & UNIVERSITY
                     REVENUE, BANK OF AMERICA NA LOC)SS.+/-                           0.30         12/01/2034         3,625,000
         26,580,000  ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO
                     REGIONAL HEALTH CARE SERIES A2 (HCFR, FIRST
                     SECURITY BANK LOC)SS.+/-                                         0.28         10/01/2041        26,580,000
          7,480,000  ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY
                     PRESBYTERIAN RETIREMENT SERIES A (HCFR,
                     BRANCH BANKING & TRUST LOC)SS.+/-                                0.25         11/01/2028         7,480,000
          6,700,000  ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY
                     PRESBYTERIAN RETIREMENT SERIES B
                     (HOUSING REVENUE, BRANCH BANKING & TRUST LOC)SS.+/-              0.25         11/01/2035         6,700,000
          3,700,000  ORANGE COUNTY FL IDA LAKE HIGHLAND SCHOOL INCORPORATED
                     (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                    0.30         08/01/2032         3,700,000
          2,000,000  ORANGE COUNTY FL SCHOOL BOARD COP SERIES E
                     (LEASE REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)                      0.20         08/01/2022         2,000,000
          4,055,000  PALM BEACH COUNTY FL CHILDRENS HOME PROJECT
                     (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                    0.30         05/01/2038         4,055,000
          2,885,000  PALM BEACH COUNTY FL JUPITER MEDICAL
                     CENTER INCORPORATED SERIES B
                     (HCFR, WACHOVIA BANK LOC)SS.+/-(Q)                               0.34         08/01/2020         2,885,000
          3,200,000  PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED
                     PROJECT (PRIVATE SCHOOL REVENUE,
                     WACHOVIA BANK LOC)SS.+/-(Q)                                      0.24         08/01/2031         3,200,000
            300,000  PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED
                     (COLLEGE & UNIVERSITY
                     REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                   0.44         05/01/2025           300,000
          7,520,000  PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2089
                     (OTHER REVENUE, FIRST
                     SECURITY BANK LOC)SS.+/-                                         0.32         08/01/2026         7,520,000
          7,845,000  PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2925Z
                     (LEASE REVENUE, FIRST SECURITY BANK LOC)SS.+/-                   0.32         08/01/2011         7,845,000
          2,500,000  PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY
                     INCORPORATED PROJECT (RECREATIONAL FACILITIES REVENUE,
                     NORTHERN TRUST CORPORATION LOC)SS.+/-                            0.30         05/01/2031         2,500,000
          5,000,000  SAINT PETERSBURG FL HEALTH FACILITIES AUTHORITY
                     PRESBYTERIAN RETIREMENT
                     (OTHER REVENUE, BRANCH BANKING & TRUST LOC)SS.+/-                0.25         11/01/2039         5,000,000
         45,680,000  SARASOTA COUNTY FL CONTINUING CARE RETIREMENT
                     COMMUNITY GLENRIDGE
                     PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND LOC)SS.+/-        0.31         06/01/2036        45,680,000
          3,890,000  SARASOTA COUNTY FL PLANNED PARENTHOOD
                     INCORPORATED PROJECT (OTHER
                     REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)                             0.43         10/01/2041         3,890,000
          1,255,000  SARASOTA COUNTY FL SARASOTA MILITARY ACADEMY
                     (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)             0.34         02/01/2034         1,255,000
         19,820,000  TAMPA BAY FL WATER UTILITY SYSTEM
                     (WATER REVENUE, FGIC INSURED)SS.+/-                              0.72         10/01/2023        19,820,000

                                                                                                                    374,735,000
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
GEORGIA: 2.64%
$        12,650,000  ATLANTA GA AIRPORT PASSENGER FACILITY CHARGE
                     (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-                   0.41%        01/01/2013    $   12,650,000
          6,005,000  ATLANTA GA WESTSIDE PROJECT SERIES B
                     (TAX INCREMENTAL REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)            0.24         12/01/2023         6,005,000
          3,195,000  COBB COUNTY GA HOUSING AUTHORITY TAMARRON
                     APARTMENTS PROJECT (HOUSING
                     REVENUE, FHLMC INSURED)SS.+/-                                    0.30         03/01/2024         3,195,000
          7,500,000  COBB COUNTY GA KENNESTONE HOSPITAL AUTHORITY
                     (HEALTHCARE FACILITIES
                     REVENUE, BANK OF AMERICA NA LOC)SS.+/-                           0.26         04/01/2040         7,500,000
         10,125,000  COWETA COUNTY GA DEVELOPMENT AUTHORITY YATES
                     PROJECT (OTHER REVENUE)SS.+/-                                    0.21         06/01/2032        10,125,000
          4,620,000  DEKALB COUNTY NEWTOWN GWINETT COUNTY GA
                     JOINT REAL ESTATE STUDENT I (COLLEGE & UNIVERSITY
                     REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)                             0.24         06/01/2035         4,620,000
          8,375,000  DEKALB NEWTOWN GWINETT COUNTIES GA REAL ESTATE
                     PACKAGE I LLC  (COLLEGE
                     & UNIVERSITY REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)                0.24         06/01/2032         8,375,000
         14,670,000  FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC
                     SCHOOL PROPERTIES INCORPORATED (PRIVATE SCHOOL
                     REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)                             0.24         04/01/2024        14,670,000
         11,260,000  FULTON COUNTY GA NORTHSIDE SERIES B
                     (HOSPITAL REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)                   0.20         10/01/2033        11,260,000
         12,190,000  FULTON COUNTY GA SERIES 1474
                     (WATER & SEWER REVENUE)SS.+/-                                    0.32         07/01/2012        12,190,000
          5,500,000  GEORGIA PRIVATE COLLEGES & UNIVERSITY
                     AUTHORITY MERCER UNIVERSITY
                     PROJECT SERIES A (OTHER REVENUE)SS.+/-                           0.28         10/01/2036         5,500,000
          5,000,000  GWINNETT COUNTY GA DEVELOPMENT AUTHORITY
                     GOODWILL NORTH GA INCORPORATED
                     PROJECT (OTHER REVENUE, BRANCH BANKING & TRUST)SS.+/-            0.28         10/01/2033         5,000,000
          6,000,000  MACON-BIBB COUNTY GA HOSPITAL AUTHORITY ANTIC
                     CTFS MEDICAL CENTER SERIES B (HEALTHCARE FACILITIES
                     REVENUE, BRANCH BANKING & TRUST)SS.+/-                           0.28         07/01/2028         6,000,000
          1,100,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION
                     CONTROL (IDR)SS.+/-                                              0.23         04/01/2032         1,100,000
          9,285,000  ROSELL GA HOUSING AUTHORITY (HOUSING
                     REVENUE, FHLMC INSURED)SS.+/-                                    0.30         01/01/2034         9,285,000

                                                                                                                    117,475,000
                                                                                                                 --------------

HAWAII: 0.11%
          5,000,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT
                     CORPORATION LOKAHI KAU (MFHR, FHLMC INSURED)SS.+/-               0.25         12/01/2041         5,000,000
                                                                                                                 --------------

IDAHO: 0.24%
         10,600,000  COEUR D ALENE ID (OTHER REVENUE, BANK OF
                     AMERICA NA LOC)SS.+/-                                            0.30         08/15/2022        10,600,000
                                                                                                                 --------------

ILLINOIS: 9.13%
          2,950,000  AURORA IL ECONOMIC DEVELOPMENT (COLLEGE &
                     UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)SS.+/-         0.25         03/01/2035         2,950,000
         16,260,000  CHICAGO IL BOARD OF EDUCATION SERIES 3010
                     (PROPERTY TAX REVENUE, AMBAC INSURED)SS.+/-                      0.72         12/01/2030        16,260,000
         11,110,000  CHICAGO IL WASTEWATER TRANSMISSION  SUBSERIES C-2
                     (SEWER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                    0.19         01/01/2039        11,110,000
          3,100,000  CITY OF CHICAGO IL (PROPERTY TAX REVENUE,
                     JPMORGAN CHASE BANK LOC)SS.+/-                                   0.19         01/01/2034         3,100,000
         18,580,000  COOK COUNTY IL (PROPERTY TAX REVENUE, FIRST
                     SECURITY BANK LOC)SS.+/-++                                       0.27         11/15/2011        18,580,000
          3,140,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                     DB-502 (OTHER REVENUE, FIRST
                     SECURITY BANK LOC)SS.+/-                                         0.27         01/01/2033         3,140,000
          1,615,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-555
                     (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-                   0.27         12/01/2021         1,615,000
          4,560,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                     DBE-534 (OTHER REVENUE, AMBAC INSURED)SS.+/-                     0.27         01/01/2022         4,560,000
         16,900,000  HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC
                     (TAX REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-              0.33         01/01/2010        16,900,000
          4,370,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY AURORA
                     CENT CATHOLIC HIGH SCHOOL (OTHER REVENUE,
                     JPMORGAN CHASE BANK LOC)SS.+/-                                   0.33         04/01/2024         4,370,000
          5,480,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY
                     CHICAGO ACADEMY OF SCIENCES (RECREATIONAL FACILITIES
                     REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                          0.33         01/01/2033         5,480,000
          4,500,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY COOK
                     COMMUNICATIONS PROJECT (OTHER REVENUE,
                     BANK OF AMERICA NA LOC)SS.+/-                                    0.30         03/01/2017         4,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
ILLINOIS (continued)
$         1,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE FOREST
                     ACADEMY (OTHER REVENUE, NORTHERN TRUST
                     CORPORATION LOC)SS.+/-                                           0.33%        12/01/2024    $    1,000,000
          4,300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY
                     LOYALA ACADEMY PROJECT (PRIVATE
                     SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                   0.33         10/01/2031         4,300,000
         22,435,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY
                     MCCORMICK THEOLOGICAL PROJECT B (COLLEGE & UNIVERSITY
                     REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                   0.33         06/01/2035        22,435,000
          9,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY
                     PRESBYTERIAN HOMES PROJECT
                     (HCFR, NORTHERN TRUST CORPORATION LOC)SS.+/-                     0.33         04/01/2035         9,000,000
         14,500,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY
                     ROOSEVELT UNIVERSITY PROJECT (COLLEGE & UNIVERSITY
                     REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                          0.33         04/01/2025        14,500,000
         10,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST.
                     IGNATIUS COLLEGE (OTHER
                     REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                   0.33         06/01/2024        10,000,000
         34,600,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY YMCA
                     METROPOLITAN CHICAGO PROJECT (RECREATIONAL FACILITIES
                     REVENUE, HARRIS TRUST SAVINGS BANK LOC)SS.+/-                    0.30         06/01/2029        34,600,000
          5,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                     CHICAGO ZOOLOGICAL SOCIETY SERIES B (OTHER REVENUE,
                     NORTHERN TRUST CORPORATION LOC)SS.+/-                            0.33         12/15/2025         5,000,000
          7,055,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY DOMINICAN
                     UNIVERSITY SERIES B (COLLEGE & UNIVERSITY REVENUE,
                     ALLIED IRISH BANK PLC LOC)SS.+/-                                 0.32         10/01/2030         7,055,000
            185,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY
                     LIBRARY PROJECT (OTHER REVENUE, NORTHERN
                     TRUST CORPORATION LOC)SS.+/-                                     0.30         03/01/2028           185,000
          8,385,000  ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY
                     SERIES A (OTHER REVENUE,
                     NORTHERN TRUST CORPORATION LOC)SS.+/-                            0.24         04/01/2033         8,385,000
          5,040,000  ILLINOIS FINANCE AUTHORITY BRITISH HOME
                     RETIRED MEN (HEALTHCARE
                     FACILITIES REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-          0.30         11/01/2027         5,040,000
          8,600,000  ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL
                     HEALTHCARE SERIES D (HCFR,
                     NORTHERN TRUST CORPORATION LOC)SS.+/-                            0.21         01/01/2048         8,600,000
         12,750,000  ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY
                     DAY SCHOOL PROJECT (PRIVATE SCHOOL REVENUE,
                     NORTHERN TRUST CORPORATION LOC)SS.+/-                            0.33         07/01/2035        12,750,000
         11,500,000  ILLINOIS FINANCE AUTHORITY LOYOLA ACADEMY
                     (PRIVATE SCHOOL REVENUE,
                     JPMORGAN CHASE BANK LOC)SS.+/-                                   0.33         10/01/2037        11,500,000
          8,305,000  ILLINOIS FINANCE AUTHORITY POLLUTION
                     CONTROL (POLLUTION CONTROL
                     REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                          0.24         05/01/2021         8,305,000
         23,815,000  ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES
                     (HFFA REVENUE, NORTHERN
                     TRUST CORPORATION LOC)SS.+/-                                     0.33         09/01/2024        23,815,000
         20,000,000  ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES
                     PROJECT (OTHER REVENUE,
                     FIRST SECURITY BANK LOC)SS.+/-                                   0.43         09/01/2031        20,000,000
         10,100,000  ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS
                     MUSEUM (OTHER REVENUE,
                     NORTHERN TRUST CORPORATION LOC)SS.+/-                            0.33         02/01/2035        10,100,000
         43,570,000  ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE
                     (GO - STATES, TERRITORIES,
                     NORTHERN TRUST CORPORATION LOC)SS.+/-                            0.33         09/01/2035        43,570,000
         13,000,000  ILLINOIS FINANCE AUTHORITY ST. IGNATIUS
                     COLLEGE (PRIVATE SCHOOL
                     REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                          0.33         12/01/2036        13,000,000
          5,820,000  ILLINOIS FINANCE AUTHORITY THE CATHERINE
                     COOK SCHOOL PROJECT (PRIVATE
                     SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-            0.33         01/01/2037         5,820,000
          7,200,000  ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT
                     (HCFR, NORTHERN TRUST CORPORATION LOC)SS.+/-                     0.33         11/01/2035         7,200,000
          4,400,000  ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY
                     (COLLEGE & UNIVERSITY
                     REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                     0.30         10/01/2033         4,400,000
          3,660,000  ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES
                     A (COLLEGE & UNIVERSITY
                     REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                     0.30         10/01/2032         3,660,000
          2,700,000  LAKE VILLA IL ALLENDALE ASSOCIATION PROJECT
                     (OTHER REVENUE, LASALLE
                     NATIONAL BANK NA LOC)SS.+/-                                      0.29         10/01/2026         2,700,000
          5,810,000  MONMOUTH IL INDUSTRIAL PROJECT MONMOUTH
                     COLLEGE PROJECT (COLLEGE &
                     UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-             0.40         06/01/2035         5,810,000
          3,415,000  SAINT CLAIR COUNTY IL MCKENDREE COLLEGE PROJECT
                     (COLLEGE & UNIVERSITY REVENUE,
                     BANK OF AMERICA NA LOC)SS.+/-                                    0.30         06/01/2034         3,415,000
          8,520,000  WARREN COUNTY IL MONMOUTH COLLEGE
                     PROJECT (COLLEGE & UNIVERSITY
                     REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                        0.40         12/01/2032         8,520,000

                                                                                                                    407,230,000
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

        NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
INDIANA: 2.59%

$         2,910,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-549
                     (OTHER REVENUE, FGIC INSURED)SS.+/-                              0.27%        07/10/2021    $    2,910,000
         21,300,000  GOSHEN IN ECONOMIC DEVELOPMENT GOSHEN COLLEGE PROJECT
                     (COLLEGE & UNIVERSITY REVENUE,
                     JPMORGAN CHASE BANK LOC)SS.+/-                                   0.30         10/01/2042        21,300,000
         37,300,000  INDIANA BOND BANK ADVANCED FUNDING PROGRAM
                     SERIES A (EDUCATIONAL FACILITIES REVENUE)                        2.00         01/05/2010        37,331,814
          5,470,000  INDIANA FINANCE AUTHORITY NORTHSHORE HEALTH
                     CENTER PROJECT (HCFR)SS.+/-                                      0.27         07/01/2038         5,470,000
          7,100,000  INDIANA FINANCE AUTHORITY SISTERS OF SAINT
                     FRANCIS SERIES H (HCFR,
                     JPMORGAN CHASE BANK LOC)SS.+/-                                   0.23         09/01/2048         7,100,000
          5,300,000  INDIANA HEALTH & EDUCATIONAL FACILITIES
                     FINANCING AUTHORITY CLARIAN HEALTH SERIES C
                     (OTHER REVENUE, BRANCH BANKING & TRUST LOC)SS.+/-                0.26         02/15/2030         5,300,000
          8,930,000  INDIANA HEALTH & EDUCATIONAL FACILITIES
                     FINANCING AUTHORITY CLARIAN HEALTH SERIES D
                     (OTHER REVENUE, BRANCH BANKING & TRUST LOC)SS.+/-                0.22         02/15/2030         8,930,000
          4,495,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL
                     HOSPITAL ASSOCIATION SERIES A
                     (HCFR, US BANK NA LOC)SS.+/-                                     0.22         10/01/2032         4,495,000
          3,425,000  INDIANA STATE DEVELOPMENT FINANCE AUTHORITY
                     SYCAMORE SCHOOL PROJECT
                     (PRIVATE SCHOOL REVENUE, US BANK NA LOC)SS.+/-                   0.29         08/01/2024         3,425,000
         11,905,000  INDIANAPOLIS IN CANAL SQUARE APARTMENTS
                     (MFHR, FHLMC INSURED)SS.+/-                                      0.25         04/01/2033        11,905,000
          3,440,000  INDIANAPOLIS IN INDUSTRIAL MULTIFAMILY
                     HOUSING WASHINGTON POINTE
                     PROJECT A (OTHER REVENUE, FNMA INSURED)SS.+/-                    0.25         08/15/2040         3,440,000
          3,800,000  MARION IN ECONOMIC DEVELOPMENT WESLEYAN
                     UNIVERSITY PROJECT (COLLEGE &
                     UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)SS.+/-                0.30         06/01/2036         3,800,000

                                                                                                                    115,406,814
                                                                                                                 --------------

IOWA: 2.27%
         13,900,000  IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT
                     (OTHER REVENUE, KBC BANK NV LOC)SS.+/-                           0.23         11/01/2026        13,900,000
          2,960,000  IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT
                     SERIES A (MFHR, FHLMC INSURED)SS.+/-                             0.26         05/01/2031         2,960,000
         18,175,000  IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER
                     PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)SS.+/-                  0.38         06/01/2027        18,175,000
          9,465,000  IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC
                     SCHOOLS (EDUCATIONAL FACILITIES REVENUE, ALLIED
                     IRISH BANK PLC LOC)SS.+/-                                        0.38         03/01/2036         9,465,000
         15,715,000  IOWA FINANCE AUTHORITY STUDENT HOUSING
                     DES MOINES LLC PROJECT A
                     (HOUSING REVENUE, CITIBANK NA LOC)SS.+/-                         0.28         06/01/2039        15,715,000
          2,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY MOUNT
                     MERCY COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE,
                     BANK OF AMERICA NA LOC)SS.+/-                                    0.23         07/01/2025         2,000,000
          8,295,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE
                     COLLEGE DUBUQUE PROJECT (COLLEGE & UNIVERSITY REVENUE,
                     NORTHERN TRUST CORPORATION LOC)SS.+/-                            0.23         05/01/2029         8,295,000
          4,695,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE
                     COLLEGE PROJECT (OTHER
                     REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                          0.24         10/01/2038         4,695,000
         14,705,000  IOWA HIGHER EDUCATION LOAN AUTHORITY
                     PRIVATE COLLEGES AMBROSE (COLLEGE & UNIVERSITY REVENUE,
                     NORTHERN TRUST COMPANY LOC)SS.+/-                                0.23         04/01/2033        14,705,000
          3,985,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES
                     DES MOINES UNIVERSITY PROJECT (COLLEGE & UNIVERSITY
                     REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                        0.38         10/01/2033         3,985,000
          7,165,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE
                     COLLEGES UNIVERSITY OF DUBUQUE (COLLEGE & UNIVERSITY
                     REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                   0.23         04/01/2035         7,165,000

                                                                                                                    101,060,000
                                                                                                                 --------------

KENTUCKY: 1.03%
            510,000  CHRISTIAN COUNTY KY ASSOCIATION OF COUNTIES LEASING
                     TRUST SERIES B (OTHER REVENUE, US BANK NA LOC)SS.+/-             0.19         08/01/2037           510,000
         10,960,000  JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF
                     LOUISVILLE PROJECT SERIES (LEASE REVENUE,
                     WACHOVIA BANK LOC)SS.+/-(Q)                                      0.21         09/01/2029        10,960,000
         10,400,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES
                     A (OTHER REVENUE, SOCIETE GENERALE LOC)SS.+/-                    0.20         08/01/2016        10,400,000
          9,425,000  LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN
                     GOVERNMENT WATERFORD PLACE APARTMENTS PROJECT
                     (HOUSING REVENUE, FHLMC INSURED)SS.+/-                           0.30         01/01/2034         9,425,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
KENTUCKY (continued)
$         5,000,000  TRIMBLE COUNTY KY ASSOCIATION OF COUNTIES LEASING TRUST
                     SERIES A (LEASE REVENUE, US BANK NA LOC)SS.+/-                   0.19%        12/01/2038    $    5,000,000
          4,900,000  WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES
                     A (OTHER REVENUE, US BANK NA LOC)SS.+/-                          0.25         07/01/2038         4,900,000
          4,900,000  WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST
                     SERIES B (LEASE REVENUE, US BANK NA LOC)SS.+/-                   0.25         12/01/2038         4,900,000

                                                                                                                     46,095,000
                                                                                                                 --------------

LOUISIANA: 0.94%
            870,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-577
                     (OTHER REVENUE, AMBAC INSURED)SS.+/-                             0.27         12/01/2020           870,000
          7,845,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB
                     INSURED)SS.+/-                                                   0.24         09/01/2033         7,845,000
          9,900,000  LOUISIANA PUBLIC FACILITIES AUTHORITY THIBODAUX
                     PROJECT (OTHER REVENUE,
                     ALLIED IRISH BANK PLC LOC)SS.+/-                                 0.48         12/01/2036         9,900,000
         23,100,000  LOUISIANA STATE SERIES A (PROPERTY TAX REVENUE,
                     BANQUE NATIONALE PARIS LOC)SS.+/-                                0.22         07/15/2026        23,100,000

                                                                                                                     41,715,000
                                                                                                                 --------------

MAINE: 0.31%
         12,000,000  MAINE FINANCE AUTHORITY FOXCROFT ACADEMY
                     (OTHER REVENUE)SS.+/-                                            0.27         06/01/2038        12,000,000
          1,700,000  SOUTH BERWICK ME BERWICK ACADEMY ISSUE
                     (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-        0.45         08/01/2024         1,700,000

                                                                                                                     13,700,000
                                                                                                                 --------------

MARYLAND: 0.31%
          7,700,000  MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES
                     AUTHORITY UPPER CHESAPEAKE HOSPITAL SERIES A
                     (HEALTHCARE FACILITIES REVENUE, BANK OF
                     AMERICA NA LOC)SS.+/-                                            0.24         01/01/2043         7,700,000
          2,655,000  MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT
                     (HOSPITAL REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)                   0.34         03/01/2032         2,655,000
          3,555,000  WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE,
                     WACHOVIA BANK LOC)SS.+/-(Q)                                      0.24         04/01/2030         3,555,000

                                                                                                                     13,910,000
                                                                                                                 --------------

MASSACHUSETTS: 1.56%
          4,085,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-528
                     (OTHER REVENUE, XLCA COMPANY INSURED)SS.+/-                      0.25         05/01/2039         4,085,000
          4,800,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                     (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)SS.+/-            0.21         07/01/2044         4,800,000
          5,000,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY
                     BUCKINGHAM BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE,
                     JPMORGAN CHASE BANK LOC)SS.+/-                                   0.27         06/01/2036         5,000,000
         10,600,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY
                     SHADY HILL SCHOOL (OTHER REVENUE)SS.+/-                          0.27         06/01/2038        10,600,000
          6,375,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY
                     SOLOMON SCHECHTER DAY SCHOOL (OTHER REVENUE, ALLIED
                     IRISH BANK PLC LOC)SS.+/-                                        0.45         11/01/2037         6,375,000
          7,600,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES
                     AUTHORITY BAYSTATE MEDICAL CENTER SERIES J1
                     (HEALTHCARE FACILITIES REVENUE, JPMORGAN CHASE
                     BANK LOC)SS.+/-                                                  0.22         07/01/2044         7,600,000
         10,000,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL
                     FACILITIES AUTHORITY SOUTH SHORE PROPERTY SERIES A
                     (HCFR, WACHOVIA BANK LOC)SS.+/-(Q)                               0.22         07/01/2033        10,000,000
         15,000,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILTIES
                     AUTHORITY REVENUE AMHERST COLLEGE SERIES F (COLLEGE &
                     UNIVERSITY REVENUE, GENERAL OBLIGATION OF
                     INSTITUTION)SS.+/-                                               0.21         11/01/2026        15,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
MASSACHUSETTS (continued)
$         6,200,000  MASSACHUSETTS STATE SCHOOL BUILDING AUTHORITY SERIES
                     2479Z (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-             0.30%        08/15/2013    $    6,200,000

                                                                                                                     69,660,000
                                                                                                                 --------------

MICHIGAN: 1.18%
         28,070,000  DETROIT MI (SEWER REVENUE, FIRST SECURITY BANK LOC)SS.+/-        0.41         07/01/2010        28,070,000
          1,660,000  GREEN LAKE TOWNSHIP, MI ECONOMIC DEVELOPMENT
                     CORPORATION (OTHER REVENUE, JPMORGAN
                     CHASE BANK LOC)SS.+/-                                            0.19         06/01/2034         1,660,000
          9,585,000  KENTWOOD MI PUBLIC SCHOOLS CLASS A (PROPERTY
                     TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                      0.27         05/01/2022         9,585,000
          5,500,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY
                     HOLLAND COMMUNITY HOSPITAL
                     SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)SS.+/-         0.24         01/01/2034         5,500,000
          8,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN
                     HEALTH CARE SERIES B
                     (OTHER REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                   0.22         10/15/2030         8,000,000

                                                                                                                     52,815,000
                                                                                                                 --------------

MINNESOTA: 6.53%
          9,015,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT
                     (HOUSING REVENUE, FNMA INSURED)SS.+/-                            0.26         11/15/2033         9,015,000
            475,000  ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES
                     PRESBYTERIAN HOMES SERIES A UNITED STATES BANK INSURED
                     (HCFR, US BANK NA LOC)SS.+/-                                     0.22         09/01/2029           475,000
            204,000  ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B
                     (HCFR, US BANK NA LOC)SS.+/-                                     0.22         09/01/2029           204,000
          1,650,000  BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE,
                     FNMA INSURED)SS.+/-                                              0.34         11/15/2032         1,650,000
          5,725,000  BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER REVENUE,
                     FHLMC INSURED)SS.+/-                                             0.26         07/01/2038         5,725,000
            500,000  BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT
                     (IDR, FIRSTAR BANK NA LOC)SS.+/-                                 0.22         12/01/2014           500,000
          3,495,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR,
                     FNMA INSURED)SS.+/-                                              0.26         07/15/2030         3,495,000
          8,350,000  BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR,
                     FHLMC INSURED)SS.+/-                                             0.26         01/01/2035         8,350,000
          2,960,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR,
                     BANK OF NEW YORK LOC)SS.+/-                                      0.22         11/01/2035         2,960,000
          6,900,000  CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN
                     FOUNDATION PROJECT (HCFR, ALLIED
                     IRISH BANK PLC LOC)SS.+/-                                        0.41         11/01/2020         6,900,000
          2,750,000  CENTER CITY MN HEALTH CARE FACILITIES
                     HAZELDEN FOUNDATION PROJECT
                     (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-              0.41         11/01/2027         2,750,000
          3,900,000  COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR,
                     LASALLE NATIONAL BANK NA LOC)SS.+/-                              0.30         06/01/2013         3,900,000
          1,250,000  COHASSET MN POWER & LIGHT COMPANY PROJECT C
                     (IDR, ABN AMRO BANK INSURED)SS.+/-                               0.30         06/01/2013         1,250,000
          3,250,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR,
                     FHLB INSURED)SS.+/-                                              0.26         05/01/2027         3,250,000
          4,830,000  DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION
                     (ECONOMIC DEVELOPMENT REVENUE, US BANK NA LOC)SS.+/-             0.34         01/01/2012         4,830,000
          2,585,000  DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL
                     LYNCH CAPITAL SERVICES LOC)SS.+/-                                0.40         06/01/2029         2,585,000
          3,345,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489
                     (OTHER REVENUE, AMBAC INSURED)SS.+/-                             0.27         01/01/2030         3,345,000
            800,000  EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR,
                     FNMA INSURED)SS.+/-                                              0.26         02/15/2031           800,000
          3,080,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)SS.+/-            0.26         12/01/2029         3,080,000
          5,250,000  FOREST LAKE MN KILKENNY COURT APARTMENTS PROJECT
                     (OTHER REVENUE, FNMA INSURED)SS.+/-                              0.26         08/15/2038         5,250,000
         10,885,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED
                     PROJECT (HOUSING REVENUE, FNMA INSURED)SS.+/-                    0.26         05/15/2035        10,885,000
            750,000  MANKATO MN SERIES E (PROPERTY TAX REVENUE, US
                     BANK NA LOC)SS.+/-                                               0.31         02/01/2018           750,000
          1,620,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT
                     (HOUSING REVENUE)SS.+/-                                          0.26         03/01/2029         1,620,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (continued)
$         2,100,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                     PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)SS.+/-           0.31%        10/01/2023    $    2,100,000
          6,450,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                     PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)SS.+/-           0.31         10/01/2031         6,450,000
         15,140,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA
                     CHILDRENS HOSPITALS CLINICS
                     SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-          0.23         08/15/2037        15,140,000
          1,075,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH
                     CARE FACILITIES SERIES A
                     (HCFR, FIRST SECURITY BANK LOC)SS.+/-                            0.23         08/15/2034         1,075,000
            700,000  MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT
                     (STATE & LOCAL GOVERNMENTS, US BANK NA LOC)SS.+/-                0.22         08/01/2036           700,000
            425,000  MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT (PRIVATE SCHOOL
                     REVENUE, US BANK NA LOC)SS.+/-                                   0.22         05/01/2026           425,000
          1,175,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A
                     (OTHER REVENUE, US BANK NA LOC)SS.+/-                            0.22         10/01/2021         1,175,000
         21,270,000  MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH
                     CARE SERIES B (HCFR, FIRST SECURITY BANK LOC)SS.+/-              0.20         08/15/2025        21,270,000
          7,320,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD
                     EVANGELICAL LUTHERAN PROJECT (HCFR, ALLIED IRISH
                     BANK PLC LOC)SS.+/-                                              0.40         09/01/2021         7,320,000
          8,690,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD
                     HEALTH CARE FACILITY
                     ESSENTIAL C4 (HCFR, ASSURED GUARANTEE AGREEMENT)SS.+/-           0.24         02/15/2030         8,690,000
          2,255,000  MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1
                     (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-             0.22         04/01/2027         2,255,000
          2,915,000  MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H
                     (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST
                     SAVINGS BANK LOC)SS.+/-                                          0.23         10/01/2030         2,915,000
            140,000  MINNESOTA STATE HEFAR TRUSTEES HAMLINE UNIVERSITY SERIES
                     6E3 (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST
                     SAVINGS BANK LOC)SS.+/-                                          0.25         10/01/2016           140,000
          3,105,000  MINNESOTA STATE OLAF COLLEGE SERIES 5-M1 (COLLEGE &
                     UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)SS.+/-         0.23         10/01/2032         3,105,000
          5,205,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O
                     (COLLEGE & UNIVERSITY REVENUE,
                     ALLIED IRISH BANK PLC LOC)SS.+/-                                 0.40         10/01/2021         5,205,000
         19,330,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS
                     SERIES 5L (COLLEGE &
                     UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-             0.40         04/01/2027        19,330,000
          2,085,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H
                     (OTHER REVENUE, BANK OF NEW YORK LOC)SS.+/-                      0.25         10/01/2032         2,085,000
          5,520,000  MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)SS.+/-              0.26         05/15/2034         5,520,000
          2,665,000  MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR,
                     FNMA INSURED)SS.+/-                                              0.26         11/15/2031         2,665,000
          9,510,000  OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT
                     (HOUSING REVENUE, FHLMC INSURED)SS.+/-                           0.26         11/01/2035         9,510,000
          5,150,000  PINE CITY MN STATE AGENCY (HOUSING REVENUE,
                     FNMA INSURED)SS.+/-                                              0.26         04/15/2036         5,150,000
          2,865,000  PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT
                     (HOUSING REVENUE, FNMA INSURED)SS.+/-                            0.26         09/15/2031         2,865,000
            300,000  ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT
                     (HCFR, US BANK NA LOC)SS.+/-                                     0.22         10/01/2029           300,000
          8,670,000  ROSEWELL MN ROSWELL LLC PROJECT SERIES A
                     (COLLEGE & UNIVERSITY REVENUE)SS.+/-                             0.25         07/01/2036         8,670,000
          1,165,000  SPRING LAKE PARK MN SENIOR HOUSING OAK
                     CREST APARTMENTS PROJECT
                     (HOUSING REVENUE, US BANK NA LOC)SS.+/-                          0.26         02/15/2033         1,165,000
          2,000,000  ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT
                     (MFHR, FNMA INSURED)SS.+/-                                       0.26         05/15/2032         2,000,000
          4,780,000  ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION
                     (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH
                     BANK PLC LOC)SS.+/-                                              0.40         10/01/2025         4,780,000
          8,000,000  ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT
                     NUMBER 283 SERIES D (PROPERTY TAX REVENUE, SCHOOL
                     DISTRICT CREDIT PROGRAM INSURED)                                 1.50         09/29/2010         8,060,499
         11,300,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR,
                     FNMA INSURED)SS.+/-                                              0.26         10/01/2035        11,300,000
          1,045,000  ST. LOUIS PARK MN MFHR PARKSHORE PROJECT (HOUSING
                     REVENUE, FNMA INSURED)SS.+/-                                     0.26         08/01/2034         1,045,000
          1,000,000  ST. PAUL MN HOUSING & RDA HIGHLAND RIDGE PROJECT
                     (MFHR, FNMA INSURED)SS.+/-                                       0.26         10/01/2033         1,000,000
          5,510,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                     REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                        0.38         05/01/2022         5,510,000
          5,020,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT
                     (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                 0.38         10/01/2025         5,020,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (continued)
$           400,000  ST. PAUL MN HOUSING & RDA SCIENCE MUSEUM OF MINNESOTA
                     SERIES A (RECREATIONAL FACILITIES REVENUE, US
                     BANK NA LOC)SS.+/-                                               0.28%        05/01/2027    $      400,000
            625,000  ST. PAUL MN PORT AUTHORITY (OTHER REVENUE, DEUTSCHE BANK
                     AG LOC)SS.+/-                                                    0.26         12/01/2028           625,000
          1,250,000  ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION
                     SERIES 06-3 (RECREATIONAL FACILITIES REVENUE,
                     BANK OF NEW YORK LOC)SS.+/-                                      0.22         04/01/2036         1,250,000
          1,680,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES 13-FF
                     (IDR, DEUTSCHE BANK AG LOC)SS.+/-                                0.26         03/01/2029         1,680,000
          3,365,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING SERIES 14-S
                     (OTHER REVENUE, DEUTSCHE BANK AG LOC)SS.+/-                      0.26         12/01/2028         3,365,000
          1,000,000  ST. PAUL MN PORT AUTHORITY DISTRICT SERIES 11DD
                     (OTHER REVENUE, DEUTSCHE BANK AG LOC)SS.+/-                      0.26         03/01/2029         1,000,000
          3,070,000  ST. PAUL MN PORT AUTHORITY DISTRICT SERIES 9BB
                     (OTHER REVENUE, DEUTSCHE BANK AG LOC)SS.+/-                      0.26         03/01/2029         3,070,000
          3,590,000  ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE,
                     FHLMC INSURED)SS.+/-                                             0.26         02/01/2034         3,590,000
          7,160,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE
                     OFFICE & INDUSTRIAL CENTER PROJECT (IDR,
                     US BANK NA LOC)SS.+/-                                            0.41         02/01/2015         7,160,000
          8,310,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER
                     REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                        0.38         05/01/2025         8,310,000
          3,220,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE &
                     UNIVERSITY REVENUE, GO OF UNIVERSITY)SS.+/-                      0.25         08/15/2031         3,220,000

                                                                                                                    291,179,499
                                                                                                                 --------------

MISSISSIPPI: 0.73%
         14,825,000  MISSISSIPPI BUSINESS FINANCE CORPORATION JACKSON
                     STATE UNIVERSITY SERIES A1 (OTHER REVENUE, WACHOVIA
                     BANK LOC)SS.+/-(Q)                                               0.24         01/01/2033        14,825,000
         17,800,000  MISSISSIPPI BUSINESS FINANCE CORPORATION TINDALL
                     CORPORATION PROJECT (IDR, WACHOVIA BANK LOC)SS.+/-(Q)            0.24         04/01/2028        17,800,000

                                                                                                                     32,625,000
                                                                                                                 --------------

MISSOURI: 2.22%
          4,300,000  INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR,
                     FHLMC INSURED)SS.+/-                                             0.21         08/01/2035         4,300,000
          6,200,000  JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE,
                     FIFTH THIRD BANK LOC)SS.+/-                                      0.26         01/01/2030         6,200,000
         17,700,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN
                     FOUNDATION (OTHER REVENUE)SS.+/-                                 0.23         04/01/2027        17,700,000
          1,905,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                     (COLLEGE & UNIVERSITY REVENUE)SS.+/-                             0.23         04/01/2027         1,905,000
          8,015,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD ASSOCIATION OF
                     MUNICIPAL UTILITIES (LEASE REVENUE, US BANK NA LOC)SS.+/-        0.22         06/01/2033         8,015,000
         13,000,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING MARION
                     KAUFFMAN PROJECT SERIES A (OTHER REVENUE)SS.+/-                  0.23         06/01/2037        13,000,000
          5,300,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                     CHILDRENS MERCY HOSPITAL SERIES A
                     (HCFR, UBS AG LOC)SS.+/-                                         0.25         05/15/2032         5,300,000
          2,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                     CHILDRENS MERCY HOSPITAL SERIES B
                     (HCFR, UBS AG LOC)SS.+/-                                         0.25         05/15/2023         2,000,000
         10,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                     MOTHER OF GOOD COUNSEL HOME PROJECT (HCFR, ALLIED
                     IRISH BANK PLC LOC)SS.+/-                                        0.48         07/01/2037        10,000,000
          5,575,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                     RANKEN TECHNICAL COLLEGE (COLLEGE & UNIVERSITY REVENUE,
                     RADIAN INSURED)SS.+/-                                            0.23         11/15/2031         5,575,000
          6,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                     WASHINGTON UNIVERSITY SERIES B (COLLEGE & UNIVERSITY
                     REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                          0.24         02/15/2033         6,000,000
          1,765,000  ST. LOUIS COUNTY MO IDA HEATHERBROOK GARDENS (HOUSING
                     REVENUE, US BANK NA LOC)SS.+/-                                   0.62         03/01/2022         1,765,000
         16,000,000  ST. LOUIS COUNTY MO IDA PELICAN COVE PROJECT
                     (MFHR, FNMA INSURED)SS.+/-                                       0.25         03/15/2034        16,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
MISSOURI (continued)
$         1,000,000  ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED
                     SERIES B (COLLEGE & UNIVERSITY REVENUE,
                     US BANK NA LOC)SS.+/-                                            0.40%        06/15/2024    $    1,000,000

                                                                                                                     98,760,000
                                                                                                                 --------------

NEBRASKA: 0.11%
          5,100,000  NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER
                     REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                          0.30         02/01/2015         5,100,000
                                                                                                                 --------------

NEVADA: 1.68%
         19,120,000  CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY
                     VILLAGE FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH
                     BANK PLC LOC)SS.+/-                                              0.45         01/01/2037        19,120,000
          9,700,000  CLARK COUNTY NV LUTHERAN SECONDARY SCHOOL ASSOCIATION
                     PROJECT (PRIVATE SCHOOL REVENUE, ALLIED IRISH
                     BANK PLC LOC)SS.+/-                                              0.45         02/01/2030         9,700,000
         34,000,000  LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE,
                     BANK OF NEW YORK LOC)SS.+/-                                      0.27         10/01/2035        34,000,000
         11,910,000  RENO NV CAPITAL IMPROVEMENT SERIES A (TAX REVENUE,
                     BANK OF AMERICA NA LOC)SS.+/-                                    0.29         06/01/2032        11,910,000

                                                                                                                     74,730,000
                                                                                                                 --------------

NEW HAMPSHIRE: 2.01%
          4,820,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY
                     BREWSTER ACADEMY (COLLEGE & UNIVERSITY REVENUE, ALLIED
                     IRISH BANK PLC LOC)SS.+/-                                        0.40         09/01/2031         4,820,000
         13,305,000  NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATIONAL
                     FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-             0.40         09/01/2036        13,305,000
          6,680,000  NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION
                     (HFFA REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                  0.40         01/01/2037         6,680,000
         12,840,000  NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL (HFFA
                     REVENUE, BANK OF AMERICA NA LOC)SS.+/-                           0.28         10/01/2036        12,840,000
          3,390,000  NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE,
                     JPMORGAN CHASE BANK LOC)SS.+/-                                   0.30         01/01/2030         3,390,000
          4,085,000  NEW HAMPSHIRE HEFA PROCTER ACADEMY (OTHER REVENUE, ALLIED
                     IRISH BANK PLC LOC)SS.+/-                                        0.40         07/01/2038         4,085,000
         30,415,000  NEW HAMPSHIRE HEFA SAINT ANSELM COLLEGE (OTHER REVENUE,
                     RBS CITIZENS NA LOC)SS.+/-                                       0.26         06/01/2038        30,415,000
          8,300,000  NEW HAMPSHIRE HEFA TILTON SCHOOL (OTHER REVENUE, BANK OF
                     NOVA SCOTIA LOC)SS.+/-                                           0.37         02/01/2036         8,300,000
          5,670,000  NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK
                     DAY HEALTH SYSTEM (HOUSING REVENUE, TD
                     BANKNORTH NA LOC)SS.+/-                                          0.20         10/01/2043         5,670,000

                                                                                                                     89,505,000
                                                                                                                 --------------

NEW JERSEY: 0.23%
          5,400,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-511
                     (OTHER REVENUE, NATL-RE INSURED)SS.+/-                           0.25         01/01/2032         5,400,000
            180,000  GLOUCESTER COUNTY NJ INDUSTRIAL POLLUTION CONTROL
                     FINANCING AUTHORITY EXXON MOBIL (IDR)SS.+/-                      0.15         01/01/2022           180,000
            890,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
                     (OTHER REVENUE)SS.+/-                                            0.35         06/15/2012           890,000
          1,200,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY FACILITIES
                     CONSTRUCTURE SERIES R1 (OTHER REVENUE, BANK OF NOVA
                     SCOTIA LOC)SS.+/-                                                0.18         09/01/2031         1,200,000
          2,550,000  NEW JERSEY STATE TRANSPORTATION SERIES 146 (FUEL SALES
                     TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                      0.40         12/15/2011         2,550,000

                                                                                                                     10,220,000
                                                                                                                 --------------

NEW MEXICO: 0.39%
          5,000,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A1 (OTHER
                     REVENUE, STATE STREET BANK & TRUST LOC)SS.+/-                    0.25         06/15/2024         5,000,000
          6,000,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A2 (OTHER
                     REVENUE, UBS AG LOC)SS.+/-                                       0.22         06/15/2024         6,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
NEW MEXICO (continued)
$         6,575,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER
                     REVENUE, UBS AG LOC)SS.+/-                                       0.22%        12/15/2026    $    6,575,000

                                                                                                                     17,575,000
                                                                                                                 --------------

NEW YORK: 1.91%
          2,370,000  CITY OF NEW YORK NY (PROPERTY TAX REVENUE, TORONTA
                     DOMINION BANK LOC)SS.+/-                                         0.21         09/01/2027         2,370,000
         11,215,000  METROPOLITAN NY TRANSITION AUTHORITY (TRANSPORTATION
                     REVENUE, AMBAC INSURED)SS.+/-                                    0.71         11/15/2023        11,215,000
         17,000,000  NEW YORK CITY TRANSITIONAL FINANCE AUTHORITY (TAX
                     INCREMENTAL REVENUE, DEXIA INSURED)SS.+/-                        0.35         11/01/2022        17,000,000
         14,800,000  NEW YORK CITY TRANSITIONAL FINANCE AUTHORITY BUILDING AID
                     CLASS A (TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-             0.26         01/15/2037        14,800,000
         39,605,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                     (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)SS.+/-++        0.40         11/15/2025        39,605,000

                                                                                                                     84,990,000
                                                                                                                 --------------

NORTH CAROLINA: 1.85%
         10,000,000  DURHAM COUNTY NC CTFS PARTICIPATION (OTHER REVENUE,
                     SUNTRUST BANK LOC)SS.+/-                                         0.24         06/01/2034        10,000,000
          6,000,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY CAMPBELL
                     UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, BRANCH BANKING
                     & TRUST LOC)SS.+/-                                               0.28         10/01/2034         6,000,000
          6,835,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL
                     SCHOOL PROJECT (OTHER REVENUE,
                     WACHOVIA BANK LOC)SS.+/-(Q)                                      0.24         09/01/2029         6,835,000
          1,045,000  NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY
                     CHARLOTTE DAY SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF
                     AMERICA NA LOC)SS.+/-                                            0.30         08/01/2020         1,045,000
         12,080,000  NORTH CAROLINA MEDICAL CARE COMMISSION CAROL WOODS
                     PROJECT (HCFR, RADIAN INSURED)SS.+/-                             0.20         04/01/2031        12,080,000
          5,000,000  NORTH CAROLINA MEDICAL CARE COMMISSION LUTHERAN
                     RETIREMENT PROJECT (HCFR, BRANCH
                     BANKING & TRUST LOC)SS.+/-                                       0.28         01/01/2037         5,000,000
          4,040,000  NORTH CAROLINA MEDICAL CARE COMMISSION POOLED
                     EQUIPMENT FINANCING PROJECT (HCFR, KBC BANK NV LOC)SS.+/-        0.24         12/01/2025         4,040,000
          4,900,000  NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH
                     SYSTEM SERIES B1 (HCFR)SS.+/-                                    0.21         12/01/2036         4,900,000
         15,400,000  NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH
                     SYSTEM SERIES B2 (HCFR, BRANCH BANKING & TRUST LOC)SS.+/-        0.26         12/01/2036        15,400,000
          4,680,000  NORTH CAROLINA MEDICAL CARE COMMISSION WAYNE MEMORIAL
                     HOSPITAL (HCFR, BRANCH BANKING & TRUST LOC)SS.+/-                0.26         10/01/2036         4,680,000
          2,170,000  NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME
                     PROJECT (HCFR, WACHOVIA BANK LOC)SS.+/-(Q)                       0.24         08/01/2024         2,170,000
          6,635,000  NORTH CAROLINA MEDICAL CARE COMMUNITY SOUTHMINSTER
                     PROJECT (HCFR, WACHOVIA BANK LOC)SS.+/-(Q)                       0.26         10/01/2015         6,635,000
          3,500,000  PIEDMONT TRIAD NC AIRPORT AUTHORITY SERIES A (AIRPORT
                     REVENUE, BRANCH BANKING & TRUST LOC)SS.+/-                       0.30         07/01/2032         3,500,000

                                                                                                                     82,285,000
                                                                                                                 --------------

NORTH DAKOTA: 0.74%
         10,185,000  CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A1
                     (HCFR, ASSURED GUARANTEE AGREEMENT)SS.+/-                        0.25         02/15/2037        10,185,000
         22,800,000  CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A2
                     (HCFR, ASSURED GUARANTEE AGREEMENT)SS.+/-                        0.26         02/15/2037        22,800,000

                                                                                                                     32,985,000
                                                                                                                 --------------

OHIO: 3.05%
          9,000,000  CLEVELAND OH AIRPORT SYSTEM SERIES D (AIRPORT REVENUE,
                     KBC BANK NV LOC)SS.+/-                                           0.35         01/01/2024         9,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
OHIO (continued)
$        10,450,000  CUYAHOGA COUNTY OH ECONOMIC DEVELOPMENT CLEVELAND
                     BOTANICAL GARDENS PROJECT (COLLEGE & UNIVERSITY REVENUE,
                     ALLIED IRISH BANK PLC LOC)SS.+/-                                 0.35%        07/01/2031    $   10,450,000
          6,665,000  FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE
                     PROJECT (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-             0.27         03/01/2036         6,665,000
         15,555,000  FRANKLIN COUNTY OH HEALTH CARE FACILITIES MOTHER ANGELINE
                     MCCRORY PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)SS.+/-          0.40         04/01/2035        15,555,000
          4,725,000  GEAUGA COUNTY OH SISTERS OF NOTRE DAME PROJECT (OTHER
                     REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                        0.40         08/01/2016         4,725,000
         12,765,000  HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE,
                     JPMORGAN CHASE BANK LOC)SS.+/-                                   0.25         12/01/2026        12,765,000
         22,350,000  LANCASTER OH PORT AUTHORITY (OTHER REVENUE)SS.+/-                0.25         05/01/2038        22,350,000
         14,025,000  OHIO STATE HIGHER EDUCATION FACILITIES OHIO DOMINICAN
                     UNIVERSITY PROJECT (OTHER REVENUE,
                     JPMORGAN CHASE BANK LOC)SS.+/-                                   0.25         12/01/2037        14,025,000
          9,800,000  PORTAGE COUNTY OH ROBINSON MEMORIAL HOSPITAL (HCFR,
                     JPMORGAN CHASE BANK LOC)SS.+/-                                   0.31         09/01/2033         9,800,000
          2,810,000  WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION
                     PROJECT (IDR, SCOTIABANK LOC)SS.+/-                              0.46         09/01/2015         2,810,000
         16,552,000  WARREN COUNTY OH HEALTH CARE FACILITIES OTTERBEIN HOMES
                     SERIES B (HEALTHCARE FACILITIES REVENUE, US BANK NA
                     LOC)SS.+/-                                                       0.24         07/01/2023        16,552,000
         11,285,000  WASHINGTON COUNTY OH MARIETTA AREA HEALTH PROJECT
                     (OTHER REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                   0.24         03/01/2033        11,285,000

                                                                                                                    135,982,000
                                                                                                                 --------------

OKLAHOMA: 0.51%
          8,155,000  EDMOND OK ECONOMIC DEVELOPMENT AUTHORITY EDMOND PROJECT
                     SERIES A (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK
                     PLC LOC)SS.+/-                                                   0.35         06/01/2031         8,155,000
          4,695,000  OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT
                     (HCFR, BANK OF AMERICA NA LOC)SS.+/-                             0.35         11/01/2018         4,695,000
         10,090,000  OKLAHOMA STATE MUNICIPAL POWER AUTHORITY SERIES 1880
                     (ELECTRIC REVENUE, FGIC INSURED)SS.+/-                           0.57         01/01/2015        10,090,000

                                                                                                                     22,940,000
                                                                                                                 --------------

OREGON: 0.29%
          5,730,000  MEDFORD OR HOSPITAL FACILITIES AUTHORITY CASCADE MANOR
                     PROJECT (HCFR, KBC BANK NV LOC)SS.+/-                            0.24         07/01/2036         5,730,000
          3,700,000  MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY
                     HOLLADAY PARK PLAZA PROJECT (HCFR, ALLIED IRISH BANK
                     PLC LOC)SS.+/-                                                   0.25         11/15/2033         3,700,000
          3,700,000  OREGON STATE FACILITIES AUTHORITY HAZELDEN SPRINGBROOK
                     PROJECT A (OTHER REVENUE, ALLIED IRISH
                     BANK PLC LOC)SS.+/-                                              0.41         11/01/2025         3,700,000

                                                                                                                     13,130,000
                                                                                                                 --------------

OTHER: 0.31%
          3,245,000  NORTHEAST TAX EXEMPT GRANTOR TRUST CERTIFICATES (OTHER
                     REVENUE, BANK OF AMERICA NA LOC)SS.+/-                           0.95         04/01/2019         3,245,000
         10,480,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4202
                     (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-                       0.72         06/01/2034        10,480,000

                                                                                                                     13,725,000
                                                                                                                 --------------

PENNSYLVANIA: 3.23%
         13,275,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC
                     SENIOR LIVING CORPORATION (HCFR, FNMA INSURED)SS.+/-             0.26         07/15/2028        13,275,000
         10,000,000  BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT SERIES A
                     (OTHER REVENUE)SS.+/-                                            0.25         11/01/2020        10,000,000
          9,600,000  BEAVER COUNTY PA IDA FIRSTENERGY NUCLEAR SERIES B
                     (IDR, CITIBANK NA LOC)SS.+/-                                     0.23         12/01/2035         9,600,000
         10,000,000  BEAVER COUNTY PA IDA MET EDISON COMPANY PROJECT SERIES A
                     (OTHER REVENUE, BANK OF SCOTLAND LOC)SS.+/-                      0.25         07/15/2021        10,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
PENNSYLVANIA (continued)
$         2,800,000  DELAWARE COUNTY PA AUTHORITY ELWYN PROJECT SERIES B
                     (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)                      0.20%        06/01/2020    $    2,800,000
         11,150,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE,
                     AMBAC INSURED)SS.+/-                                             0.25         10/01/2025        11,150,000
          5,180,000  GROVE CITY PA AREA HOSPITAL AUTHORITY JOHN XXIII HOME
                     PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)SS.+/-                  0.40         02/01/2030         5,180,000
          8,835,000  LANCASTER COUNTY HOSPITAL AUTHORITY HEALTH SYSTEM
                     LANCASTER GENERAL HOSPITAL (HOSPITAL REVENUE, BANK OF
                     AMERICA NA LOC)SS.+/-                                            0.27         07/01/2041         8,835,000
         10,320,000  LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX
                     (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)                      0.24         03/01/2047        10,320,000
          3,530,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES
                     PROJECT SERIES A (HCFR, WACHOVIA BANK LOC)SS.+/-(Q)              0.20         09/01/2031         3,530,000
          2,160,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES
                     PROJECT SERIES B (HCFR, WACHOVIA BANK LOC)SS.+/-(Q)              0.20         05/01/2032         2,160,000
         15,095,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES
                     PROJECT SERIES C (HCFR, WACHOVIA BANK LOC)SS.+/-(Q)              0.20         11/01/2019        15,095,000
          7,250,000  PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING
                     SERIES A (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK
                     PLC LOC)SS.+/-                                                   0.28         07/01/2034         7,250,000
          4,170,000  PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A
                     (OTHER REVENUE, SOVEREIGN BANK FSB LOC)SS.+/-                    0.26         11/01/2036         4,170,000
          5,500,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES
                     AUTHORITY ASSOCIATION OF INDEPENDENT COLLEGES SERIES I1
                     (COLLEGE & UNIVERSITY REVENUE, ALLIED
                     IRISH BANK PLC LOC)SS.+/-                                        0.52         11/01/2031         5,500,000
          8,425,000  PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
                     CHESTNUT HILL COLLEGE SERIES B (EDUCATIONAL FACILITIES
                     REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)                             0.34         10/01/2036         8,425,000
          9,000,000  RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES C13
                     (HCFR, ROYAL BANK OF CANADA LOC)SS.+/-++                         0.29         11/01/2011         9,000,000
          7,505,000  RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E11
                     (HCFR, ROYAL BANK OF CANADA LOC)SS.+/-++                         0.29         12/01/2011         7,505,000

                                                                                                                    143,795,000
                                                                                                                 --------------

PUERTO RICO: 0.17%
          7,395,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
                     AUTHORITY SERIES A (FUEL SALES TAX REVENUE,
                     SCOTIABANK LOC)SS.+/-                                            0.30         07/01/2028         7,395,000
                                                                                                                 --------------

SOUTH CAROLINA: 1.48%
          9,520,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR
                     PRIVATE NONPROFIT INSTITUTIONS (OTHER REVENUE, BANK OF
                     AMERICA NA LOC)SS.+/-                                            0.30         06/01/2025         9,520,000
          2,720,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                     COLUMBIA JEWISH COMMUNITY CENTER (ECONOMIC DEVELOPMENT
                     REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)                             0.34         12/01/2024         2,720,000
          8,300,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                     ECONOMIC DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL
                     (IDR, WACHOVIA BANK LOC)SS.+/-                                   0.24         08/01/2029         8,300,000
          6,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                     GOODWILL INDUSTRIALS INCORPORATED PROJECT (HCFR, WACHOVIA
                     BANK LOC)SS.+/-(Q)                                               0.34         10/01/2032         6,000,000
         16,220,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                     GOODWILL INDUSTRIES OF LOWER SC (ECONOMIC DEVELOPMENT
                     REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)                             0.24         10/01/2028        16,220,000
          6,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                     GREENVILLE BAPTIST PROJECT (HCFR, WACHOVIA
                     BANK LOC)SS.+/-(Q)                                               0.24         10/01/2019         6,500,000
         12,260,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                     WUREF DEVELOPMENT PROJECT SERIES A (COLLEGE & UNIVERSITY
                     REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)                             0.24         07/01/2033        12,260,000
          4,640,000  SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY SC
                     STATE UNIVERSITY HOUSING LLC SERIES A (COLLEGE &
                     UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)SS.+/-                0.30         03/01/2027         4,640,000

                                                                                                                     66,160,000
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
SOUTH DAKOTA: 1.02%
$         3,200,000  LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B
                     (IDR LOC)SS.+/-                                                  0.21%        07/01/2032    $    3,200,000
          6,495,000  SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY (MFHR,
                     FNMA INSURED)SS.+/-                                              0.26         02/15/2031         6,495,000
          7,500,000  SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY SERIES H
                     (HOUSING REVENUE)                                                2.50         01/04/2010         7,509,324
          8,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES
                     AUTHORITY AVERA HEALTH SUBSERIES A2 (HCFR,
                     US BANK NA LOC)SS.+/-                                            0.26         07/01/2038         8,000,000
          8,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES
                     AUTHORITY REGIONAL HEALTH (OTHER REVENUE,
                     US BANK NA LOC)SS.+/-                                            0.22         09/01/2027         8,000,000
          7,500,000  SOUTH DAKOTA STATE HEFA SIOUX VALLEY HOSPITALS & HEALTH
                     SERIES C (HCFR LOC)SS.+/-                                        0.25         11/01/2019         7,500,000
          4,800,000  SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B (HCFR,
                     US BANK NA LOC)SS.+/-                                            0.25         11/01/2034         4,800,000

                                                                                                                     45,504,324
                                                                                                                 --------------

TENNESSEE: 1.54%
          6,450,000  BLOUNT COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL
                     GOVERNMENT PUBLIC IMPORT E1 SERIES A (OTHER REVENUE,
                     BRANCH BANKING & TRUST LOC)SS.+/-                                0.28         06/01/2037         6,450,000
         11,330,000  CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD SERIES 2055
                     (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-                   0.32         04/01/2015        11,330,000
          6,080,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY MET GOVERNMENT
                     NASHVILLE & DAVIDSON (OTHER REVENUE, BANK OF AMERICA
                     NA LOC)SS.+/-                                                    0.24         07/01/2026         6,080,000
         19,985,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                     STEWARTS FERRY APARTMENTS (IDR, FHLMC INSURED)SS.+/-             0.30         01/01/2034        19,985,000
          3,300,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                     FINANCING LOAN POOL (OTHER REVENUE, BANK OF
                     AMERICA NA LOC)SS.+/-                                            0.30         11/01/2027         3,300,000
          1,000,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                     FINANCING REVENUE TENNESSEE COUNTY LOAN POOL   (OTHER
                     REVENUE, BANK OF AMERICA LOC)SS.+/-                              0.24         04/01/2032         1,000,000
          9,135,000  SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER
                     REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                        0.36         06/01/2032         9,135,000
          4,775,000  SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL
                     GOVERNMENT PUBLIC IMPROVEMENT SERIES A4 (OTHER REVENUE,
                     KBC BANK NV LOC)SS.+/-                                           0.24         06/01/2025         4,775,000
          6,690,000  SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA
                     PROJECTS (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)             0.34         10/01/2022         6,690,000

                                                                                                                     68,745,000
                                                                                                                 --------------

TEXAS: 5.00%
          6,070,000  AUSTIN TX SUBSERIES A (TAX REVENUE, DEXIA CREDIT LOCAL
                     DE FRANCE LOC)SS.+/-                                             0.28         11/15/2029         6,070,000
          6,440,000  AUSTIN TX SUBSERIES B (TAX REVENUE, DEXIA CREDIT LOCAL
                     DE FRANCE LOC)SS.+/-                                             0.35         11/15/2029         6,440,000
          6,400,000  BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS
                     PROJECT (HOUSING REVENUE, FHLMC INSURED)SS.+/-                   0.26         09/01/2036         6,400,000
         20,555,000  CRAWFORD TX EDUCATIONAL FACILITIES CORPORATION CONCORDIA
                     UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, WACHOVIA
                     BANK LOC)SS.+/-(Q)                                               0.24         06/01/2037        20,555,000
          2,275,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514
                     (OTHER REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-          0.27         02/15/2038         2,275,000
          9,380,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-526 (OTHER
                     REVENUE, FGIC INSURED)SS.+/-                                     0.27         07/01/2026         9,380,000
          1,250,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-548
                     (OTHER REVENUE, FGIC INSURED)SS.+/-                              0.27         11/15/2029         1,250,000
          1,800,000  FORT BEND TX INDEPENDENT SCHOOL DISTRICT SERIES 2852
                     (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
                     GUARANTEED)SS.+/-++                                              0.30         02/15/2016         1,800,000
          5,090,000  GALVESTON COUNTY TX HOUSING FINANCE CORPORATION VILLAGE
                     BY THE SEA APARTMENTS PROJECT (HOUSING REVENUE,
                     FNMA INSURED)SS.+/-                                              0.26         02/15/2032         5,090,000
          3,120,000  GREGG COUNTY TX HEALTH FACILITIES DEVELOPMENT CORP
                     (HEALTHCARE FACILITIES REVENUE, JPMORGAN CHASE
                     BANK LOC)SS.+/-                                                  0.23         10/01/2029         3,120,000
         32,800,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                     CORPORATION HERMAN HEALTH SERIES D2 (HCFR,
                     AIB GROUP LOC)SS.+/-                                             0.40         06/01/2029        32,800,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
TEXAS (continued)
$        14,700,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                     CORPORATION HERMANN HEALTH SERIES D1 (HCFR, JPMORGAN
                     CHASE BANK LOC)SS.+/-                                            0.24%        06/01/2029    $   14,700,000
          8,400,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                     CORPORATION TEXAS MEDICAL CENTER SERIES A (HEALTHCARE
                     FACILITIES REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-               0.19         09/01/2031         8,400,000
          5,060,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
                     CORPORATION (OTHER REVENUE, ASSURED GUARANTEE
                     AGREEMENT)SS.+/-                                                 0.27         05/15/2016         5,060,000
          5,900,000  HOUSTON TX UTILITY SYSTEM SERIES B4 (WATER & SEWER
                     REVENUE, BANK OF AMERICA NA LOC)SS.+/-                           0.27         05/15/2034         5,900,000
         13,415,000  HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER
                     REVENUE, BANK OF AMERICA NA LOC)SS.+/-                           0.27         05/15/2034        13,415,000
         10,000,000  HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE,
                     NATL-RE INSURED)SS.+/-                                           0.38         12/01/2023        10,000,000
          4,060,000  JUDSON TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                     REVENUE, ASSURED GUARANTEE AGREEMENT)SS.+/-                      0.32         02/01/2031         4,060,000
          5,770,000  KENDALL COUNTY TX HEALTH FACILITIES DEVELOPMENT
                     CORPORATION MORNINGSIDE MINISTRIES SERIES A (HCFR,
                     ALLIED IRISH BANK PLC LOC)SS.+/-                                 0.46         01/01/2041         5,770,000
          7,500,000  PANHANDLE TX REGIONAL HOUSING FINANCE CORPORATION JASON
                     AVENUE RESIDENTIAL APARTMENTS (MFHR, FHLMC INSURED)SS.+/-        0.26         08/01/2041         7,500,000
            600,000  PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR, ASSURED
                     GUARANTEE AGREEMENT)SS.+/-                                       0.23         04/01/2027           600,000
         16,000,000  ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                     REVENUE, DEXIA INSURED)SS.+/-                                    0.45         08/01/2037        16,000,000
          3,440,000  SAN ANTONIO TX ELECTRIC & GAS (ELECTRIC REVENUE)SS.+/-++         0.25         02/01/2016         3,440,000
         13,900,000  TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS
                     COSTA IBIZA APARTMENTS (MFHR, FNMA INSURED)SS.+/-                0.25         08/01/2041        13,900,000
         18,000,000  TEXAS STATE TAX & REVENUE ANTICIPATION
                     NOTES (OTHER REVENUE)                                            2.50         08/31/2010        18,271,596
            800,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                     MOTHER FRANCES HOSPITAL SERIES B (HCFR, BANK OF AMERICA
                     NA LOC)SS.+/-                                                    0.30         07/01/2020           800,000

                                                                                                                    222,996,596
                                                                                                                 --------------

UTAH: 0.22%
          9,675,000  WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)SS.+/-             0.26         12/01/2034         9,675,000
                                                                                                                 --------------

VERMONT: 0.61%
          2,200,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                     BRATTLEBORO MEMORIAL HOSPITAL PROJECT A (HCFR, TD
                     BANKNORTH NA LOC)SS.+/-                                          0.20         10/01/2028         2,200,000
          9,120,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                     FLETCHER ALLEN HOSPITAL SERIES A (HCFR, TD BANKNORTH
                     NA LOC)SS.+/-                                                    0.21         12/01/2030         9,120,000
          3,140,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                     LANDMARK COLLEGE PROJECT SERIES A (COLLEGE & UNIVERSITY
                     REVENUE)SS.+/-                                                   0.20         07/01/2033         3,140,000
          2,115,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                     NORTHEASTERN VERMONT REGIONAL HOSPITAL SERIES
                     A (HCFR)SS.+/-                                                   0.20         10/01/2029         2,115,000
         10,585,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY
                     HOSPITAL PROJECT A (HCFR)SS.+/-                                  0.20         10/01/2034        10,585,000

                                                                                                                     27,160,000
                                                                                                                 --------------

VIRGINIA: 1.46%
            500,000  ALBERMARLE COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY
                     UNIVERSITY VIRGINIA HEALTH SERVICES FOUNDATION (HCFR,
                     BANK OF AMERICA NA LOC)SS.+/-                                    0.23         03/01/2039           500,000
          7,480,000  CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT
                     REVENUE, WACHOVIA BANK LOC)SS.+/-(Q)                             0.24         06/01/2035         7,480,000
          9,300,000  HANOVER COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY BON
                     SECOURS HEALTH SERIES D2 (OTHER REVENUE,
                     US BANK NA LOC)SS.+/-                                            0.21         11/01/2025         9,300,000
         15,200,000  HANOVER COUNTY VA IDA COVENENT WOODS (HEALTHCARE
                     FACILITIES REVENUE, BRANCH BANKING & TRUST LOC)SS.+/-            0.28         07/01/2029        15,200,000
         12,550,000  JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE,
                     FNMA INSURED)SS.+/-                                              0.25         11/15/2032        12,550,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE        VALUE
VIRGINIA (continued)
$           110,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY
                     SERIES A (OTHER REVENUE)SS.+/-                                   0.18%        07/01/2037    $      110,000
          7,265,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY
                     SERIES B (HCFR, BRANCH BANKING & TRUST LOC)SS.+/-                0.25         07/01/2037         7,265,000
         12,900,000  VIRGINIA SMALL BUSINESS FINANCING AUTHORITY FRIENDSHIP
                     FOUNDATION (HCFR, WACHOVIA BANK LOC)SS.+/-(Q)                    0.24         07/01/2022        12,900,000

                                                                                                                     65,305,000
                                                                                                                 --------------

WASHINGTON: 2.12%
          2,180,000  EVERETT WA (PROPERTY TAX REVENUE, BANK OF AMERICA
                     NA LOC)SS.+/-                                                    0.35         12/01/2021         2,180,000
          6,930,000  KING CITY WA PUBLIC HOSPITAL DISTRICT #1 (PROPERTY TAX
                     REVENUE, ASSURED GUARANTEE AGREEMENT)SS.+/-                      0.32         12/01/2015         6,930,000
          5,030,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING
                     REVENUE, FHLMC INSURED)SS.+/-                                    0.30         07/01/2035         5,030,000
          5,870,000  KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX
                     REVENUE, FIRST SECURITY BANK LOC)SS.+/-                          0.72         12/01/2018         5,870,000
          7,920,000  SEATTLE WA (ELECTRIC REVENUE,
                     FIRST SECURITY BANK LOC)SS.+/-                                   0.27         03/02/2021         7,920,000
         12,530,000  SEATTLE WA WATER SYSTEM (WATER REVENUE,
                     FIRST SECURITY BANK LOC)SS.+/-++                                 0.25         09/01/2012        12,530,000
         18,440,000  WASHINGTON HIGHER EDUCATION FACILITIES AUTHORITY WA
                     (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-             0.25         10/01/2030        18,440,000
          7,650,000  WASHINGTON STATE (COLLEGE & UNIVERSITY REVENUE,
                     CITIBANK NA LOC)SS.+/-++                                         0.25         01/01/2029         7,650,000
         12,000,000  WASHINGTON STATE HEFAR UNIVERSITY OF PUGET SOUND SERIES B
                     (COLLEGE & UNIVERSITY REVENUE,
                     BANK OF AMERICA NA LOC)SS.+/-                                    0.32         10/01/2036        12,000,000
          6,675,000  WASHINGTON STATE HEFAR UNIVERSITY PUGET SOUND PROJECT A
                     PUTTABLE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
                     NA LOC)SS.+/-                                                    0.31         10/01/2030         6,675,000
          5,775,000  WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT
                     TACOMA ART MUSEUM PROJECT (RECREATIONAL FACILITIES
                     REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                   0.23         06/01/2032         5,775,000
          3,400,000  WASHINGTON STATE SUNNYSIDE COMMUNITY HOSPITAL
                     (HCFR, US BANK NA LOC)SS.+/-                                     0.41         10/01/2017         3,400,000

                                                                                                                     94,400,000
                                                                                                                 --------------

WEST VIRGINIA: 1.79%

         15,820,000  MONONGALIA COUNTY WV BUILDING COMMISSION SERIES A (HCFR,
                     JPMORGAN CHASE BANK LOC)SS.+/-                                   0.28         07/01/2040        15,820,000
          6,100,000  WEIRTON WV MUNICIPAL HOSPITAL BUILDING COMMISSION WEIRTON
                     MEDICAL CENTER INCORPORATED (HCFR, PNC BANK NA LOC)SS.+/-        0.24         12/01/2031         6,100,000
         10,000,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY CABELL
                     HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE, BRANCH
                     BANKING & TRUST LOC)SS.+/-                                       0.25         01/01/2034        10,000,000
         47,750,000  WEST VIRGINIA STATE PARKWAYS ECONOMIC DEVELOPMENT &
                     TOURISM AUTHORITY (OTHER REVENUE, GO OF AUTHORITY
                     INSURED)SS.+/-                                                   0.29         04/15/2019        47,750,000

                                                                                                                     79,670,000
                                                                                                                 --------------

WISCONSIN: 2.42%
          7,750,000  MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH
                     PROJECT (COLLEGE & UNIVERSITY REVENUE,
                     US BANK NA LOC) SS.+/-                                           0.27         09/01/2040         7,750,000
          6,000,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                     (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)SS.+/-                 0.22         08/01/2030         6,000,000
         10,000,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                     SAINT NORBERT COLLEGE INCORPORATED (COLLEGE & UNIVERSITY
                     REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                          0.33         02/01/2038        10,000,000
          6,565,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                     BELOIT MEMORIAL HOSPITAL INCORPORATED (HCFR,
                     JPMORGAN CHASE BANK LOC)SS.+/-                                   0.24         04/01/2036         6,565,000
         30,720,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                     GUNDERSEN LUTHERAN SERIES B (HCFR, FIRST SECURITY
                     BANK LOC)SS.+/-                                                  0.68         12/01/2029        30,720,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                              PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                               INTEREST RATE   MATURITY DATE         VALUE
WISCONSIN (continued)

$         4,145,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                     LAWRENCE UNIVERSITY (COLLEGE & UNIVERSITY REVENUE,
                     JPMORGAN CHASE BANK LOC)SS.+/-                                   0.27%        02/01/2039    $     4,145,000
          2,400,000  WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE &
                     UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-             0.38         11/01/2017          2,400,000
         10,745,000  WISCONSIN STATE HEFA CUSTODIAL RECEIPTS BELOIT COLLEGE
                     (COLLEGE & UNIVERSITY REVENUE, XL CAPITAL ASSURANCE
                     COMPANY INSURED)SS.+/-                                           0.33         06/01/2037         10,745,000
          6,935,000  WISCONSIN STATE HEFA FORT HEALTHCARE INCORPORATED SERIES
                     A (OTHER REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                 0.24         05/01/2037          6,935,000
         11,390,000  WISCONSIN STATE HEFA HESS MEMORIAL HOSPITAL INCORPORATED
                     (HFFA REVENUE, US BANK NA LOC)SS.+/-                             0.27         05/01/2024         11,390,000
          1,100,000  WISCONSIN STATE HEFA LUTHERAN COLLEGE PROJECT (COLLEGE &
                     UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-                        0.22         06/01/2033          1,100,000
          6,375,000  WISCONSIN STATE HEFA MERITER RETIREMENT SERVICES SERIES B
                     (OTHER REVENUE, US BANK NA LOC)SS.+/-                            0.31         03/01/2038          6,375,000
          3,940,000  WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES
                     A (OTHER REVENUE, KBC BANK NV LOC)SS.+/-                         0.31         03/01/2038          3,940,000

                                                                                                                     108,065,000

                                                                                                                 ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $4,087,369,233)                                                                4,087,369,233
                                                                                                                 ===============

TOTAL INVESTMENTS IN SECURITIES
(COST $4,456,711,233)*                                            99.97%                                         $ 4,456,711,233

OTHER ASSETS AND LIABILITIES, NET                                  0.03                                                1,363,528
                                                                 ------                                          ---------------

TOTAL NET ASSETS                                                 100.00%                                         $ 4,458,074,761
                                                                 ------                                          ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

(Q)   CREDIT ENHANCEMENT IS PROVIDED BY AN AFFILIATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
CERTIFICATES OF DEPOSIT: 9.69%
$   25,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                      0.53%        05/05/2010    $    25,023,250
    70,000,000  ALLIED IRISH BANKS PLC (NEW YORK)                                        0.26         12/07/2009         70,000,000
    37,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                               0.32         01/21/2010         37,000,785
    69,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                          0.23         04/07/2010         69,000,000
    60,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                          0.79         11/08/2010         60,000,000
    42,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                          1.00         06/24/2010         42,000,000
    65,000,000  CALYON (NEW YORK)                                                        0.28         02/11/2010         65,000,000
    13,000,000  CALYON (NEW YORK)+/-                                                     0.32         06/29/2010         12,985,873
    37,000,000  CALYON (NEW YORK)                                                        0.55         03/22/2010         37,005,682
    14,000,000  CALYON (NEW YORK)                                                        0.61         02/05/2010         14,000,511
    77,000,000  CALYON (NEW YORK)                                                        0.66         02/01/2010         77,000,000
    10,000,000  CALYON (NEW YORK)+/-                                                     0.83         06/03/2010         10,020,902
    35,000,000  DEXIA CREDIT LOCAL SA (NEW YORK)                                         0.31         02/16/2010         35,000,748
    30,000,000  DEXIA CREDIT LOCAL SA (NEW YORK)                                         0.32         01/26/2010         30,000,466
    38,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                        0.37         05/10/2010         38,000,000
    70,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                        0.47         11/12/2010         70,000,000
    84,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                        0.53         07/26/2010         84,000,000
    55,000,000  NATIONAL AUSTRALIA BANK                                                  0.28         01/11/2010         54,999,997
    37,000,000  NATIXIS (NEW YORK)                                                       0.23         12/24/2009         37,000,000
    45,000,000  NORDEA BANK FINLAND (NEW YORK)                                           1.86         04/28/2010         45,273,572
    35,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                      0.24         10/19/2010         35,000,000
    15,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)                                        0.47         01/19/2010         15,000,000
    74,000,000  ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-                                 0.85         07/16/2010         74,000,000
    85,000,000  SOCIETE GENERALE (NEW YORK)+/-                                           0.13         04/05/2010         85,000,000
    37,000,000  SOCIETE GENERALE (NEW YORK)+/-SS.                                        0.38         05/05/2011         37,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $1,159,311,786)                                                                   1,159,311,786
                                                                                                                    ---------------

COMMERCIAL PAPER: 58.18%
    24,000,000  ALPINE SECURITIZATION~++(P)                                              0.18         12/10/2009         23,998,920
     8,000,000  AMSTEL FUNDING CORPORATION~++(P)                                         1.00         12/08/2009          7,998,444
     7,000,000  AMSTEL FUNDING CORPORATION~++(P)                                         1.05         12/10/2009          6,998,163
    38,000,000  AMSTEL FUNDING CORPORATION~++(P)                                         1.15         12/17/2009         37,980,578
    40,000,000  AMSTEL FUNDING CORPORATION~++(P)                                         1.25         12/18/2009         39,976,389
    32,000,000  AMSTEL FUNDING CORPORATION~++(P)                                         1.30         12/11/2009         31,988,444
    75,000,000  AMSTEL FUNDING CORPORATION~++(P)                                         1.75         01/28/2010         74,788,542
    22,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                                      0.25         01/15/2010         21,993,125
    10,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                                      0.25         02/05/2010          9,995,417
     3,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                                      0.26         12/15/2009          2,999,697
     5,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                                      0.28         01/11/2010          4,998,406
    11,900,000  AMSTERDAM FUNDING CORPORATION~++(P)                                      0.30         02/10/2010         11,892,959
    43,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                                      0.30         02/12/2010         42,973,841
    10,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                     0.24         01/08/2010          9,997,467
     3,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                     0.25         01/07/2010          2,999,229
     2,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                     0.27         12/16/2009          1,999,775
    18,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                     0.27         01/04/2010         17,995,410
     6,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                     0.27         01/12/2010          5,998,110
    20,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED~++                                  0.25         02/08/2010         19,990,417
    44,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                0.39         10/20/2010         44,000,000
     4,000,000  ARABELLA FINANCE LLC~++(P)                                               0.40         12/04/2009          3,999,867
     6,000,000  ARABELLA FINANCE LLC~++(P)                                               0.45         12/09/2009          5,999,475
    53,000,000  ASB FINANCE LIMITED (LONDON)~++                                          0.33         12/02/2009         52,999,515
    38,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                        1.06         07/09/2010         38,000,000
     9,000,000  ASPEN FUNDING CORPORATION~++(P)                                          0.19         12/14/2009          8,999,383
    21,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)                          0.18         12/08/2009         20,999,265
    17,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)                          0.21         01/05/2010         16,996,529
    25,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)                          0.35         01/05/2010         24,991,493
     2,000,000  ATLANTIS ONE FUNDING~++(P)                                               0.23         01/29/2010          1,999,246
    30,000,000  ATLANTIS ONE FUNDING~++(P)                                               0.23         02/10/2010         29,986,392
    30,000,000  ATLANTIS ONE FUNDING~++(P)                                               0.29         01/20/2010         29,987,917
    42,000,000  BANCO BILBAO VIZCAYA (LONDON)~++                                         0.24         01/19/2010         41,986,280
    18,000,000  BANCO BILBAO VIZCAYA (LONDON)~++                                         0.30         04/22/2010         17,978,700
     6,000,000  BANK OF AMERICA NA~                                                      0.23         01/13/2010          5,998,352

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$   13,000,000  BANK OF AMERICA NA                                                       0.23%        02/05/2010    $    12,994,518
    19,000,000  BANK OF AMERICA NA                                                       0.23         02/08/2010         18,991,624
     4,000,000  BANK OF AMERICA NA                                                       0.25         02/01/2010          3,998,278
     2,461,551  BANK OF AMERICA NA                                                       0.33         04/08/2010          2,458,663
    12,000,000  BANK OF AMERICA NA                                                       0.35         05/18/2010         11,980,400
     9,000,000  BANK OF AMERICA NA                                                       0.40         05/04/2010          8,984,600
    41,349,418  BANK OF AMERICA NA~                                                      0.45         03/29/2010         41,288,428
     2,000,000  BANK OF AMERICA NA~                                                      0.65         02/16/2010          1,997,219
    20,000,000  BARCLAYS US FUNDING LLC~                                                 0.64         03/01/2010         19,968,000
     9,000,000  BARTON CAPITAL LLC~++(P)                                                 0.25         01/19/2010          8,996,938
     5,000,000  BARTON CAPITAL LLC~++(P)                                                 0.27         01/14/2010          4,998,350
     9,000,000  BARTON CAPITAL LLC~++(P)                                                 0.28         01/07/2010          8,997,410
    21,000,000  BASF SE CORPORATION~++                                                   0.52         01/14/2010         20,986,653
    11,000,000  BEETHOVEN FUNDING CORPORATION~++(P)                                      0.50         12/16/2009         10,997,708
    35,000,000  BEETHOVEN FUNDING CORPORATION~++(P)                                      0.60         12/04/2009         34,998,250
     6,000,000  BEETHOVEN FUNDING CORPORATION~++(P)                                      0.60         12/09/2009          5,999,200
    17,000,000  BELMONT FUNDING LLC~++(P)                                                0.50         12/01/2009         17,000,000
     7,000,000  BELMONT FUNDING LLC~++(P)                                                0.50         12/03/2009          6,999,806
    30,000,000  BG ENERGY FINANCE INCORPORATED~++                                        0.26         01/21/2010         29,988,950
     9,600,000  BG ENERGY FINANCE INCORPORATED~++                                        0.27         12/15/2009          9,598,992
     4,000,000  BG ENERGY FINANCE INCORPORATED~++                                        0.27         01/22/2010          3,998,440
     8,000,000  BG ENERGY FINANCE INCORPORATED~++                                        0.27         01/27/2010          7,996,580
     5,000,000  BG ENERGY FINANCE INCORPORATED~++                                        0.27         02/03/2010          4,997,600
     5,000,000  BG ENERGY FINANCE INCORPORATED~++                                        0.28         01/21/2010          4,998,017
     6,000,000  BG ENERGY FINANCE INCORPORATED~++                                        0.30         01/04/2010          5,998,300
    23,000,000  BNZ INTERNATIONAL FUNDING~++                                             0.26         03/04/2010         22,984,552
    10,000,000  BNZ INTERNATIONAL FUNDING~++                                             0.28         01/19/2010          9,996,189
    15,000,000  BNZ INTERNATIONAL FUNDING~++                                             0.30         01/25/2010         14,993,125
    12,000,000  BNZ INTERNATIONAL FUNDING~++                                             0.30         04/09/2010         11,987,100
    24,000,000  BRYANT PARK FUNDING LLC~++(P)                                            0.20         12/01/2009         24,000,000
    30,000,000  CAFCO LLC~++(P)                                                          0.25         01/25/2010         29,988,542
     5,000,000  CAFCO LLC~++(P)                                                          0.26         12/02/2009          4,999,964
    13,200,000  CAFCO LLC~++(P)                                                          0.26         12/04/2009         13,199,714
    57,000,000  CALYON NORTH AMERICA INCORPORATED~                                       0.26         02/01/2010         56,974,477
    10,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                   0.27         02/11/2010          9,994,600
    68,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                   0.30         01/06/2010         67,979,600
    10,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                   0.30         01/11/2010          9,996,583
    25,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                   0.30         01/13/2010         24,991,042
     5,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                   0.30         01/15/2010          4,998,125
    10,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                   0.30         01/19/2010          9,995,917
    27,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                   0.35         01/20/2010         26,986,875
    10,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                   0.95         12/23/2009          9,994,194
    55,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                   0.95         12/29/2009         54,959,361
     6,000,000  CHARIOT FUNDING LLC~++(P)                                                0.23         12/21/2009          5,999,233
    51,000,000  CHARTA LLC~++(P)                                                         0.26         01/06/2010         50,986,740
    41,000,000  CHARTA LLC~++(P)                                                         0.27         01/19/2010         40,984,933
    33,000,000  CIESCO LLC~++(P)                                                         0.25         01/12/2010         32,990,375
    15,000,000  CIESCO LLC~++(P)                                                         0.25         02/02/2010         14,993,438
    60,000,000  CIESCO LLC~++(P)                                                         0.26         01/06/2010         59,984,400
     9,000,000  CIESCO LLC~++(P)                                                         0.26         02/02/2010          8,995,905
     4,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                                0.25         02/09/2010          3,998,056
    65,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                                0.26         02/18/2010         64,962,914
    50,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                                0.28         12/28/2009         49,989,500
    50,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                                0.28         01/05/2010         49,986,389
    15,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                                0.28         01/06/2010         14,995,800
     7,500,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                                0.29         01/05/2010          7,497,885
    28,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                                0.30         01/05/2010         27,991,833
    15,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                    0.18         12/14/2009         14,999,025
     7,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                    0.25         12/15/2009          6,999,319
    11,900,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                    0.27         12/18/2009         11,898,483
    17,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                    0.28         01/12/2010         16,994,447
    50,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                    0.35         02/02/2010         49,969,375
    29,000,000  COMMERZBANK US FINANCE~                                                  0.19         12/04/2009         28,999,541

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$   30,000,000  COMMERZBANK US FINANCE~                                                  0.20%        12/02/2009    $    29,999,833
     8,000,000  COMMERZBANK US FINANCE~                                                  0.20         12/07/2009          7,999,733
    60,750,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                                  0.55         12/01/2009         60,750,000
    22,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                                  0.55         01/13/2010         21,985,547
    10,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                                  0.55         02/02/2010          9,990,375
    13,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                                  0.56         02/19/2010         12,983,822
    30,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                                  0.68         12/01/2009         30,000,000
    15,000,000  CRC FUNDING LLC~++(P)                                                    0.26         01/06/2010         14,996,100
    68,000,000  CRC FUNDING LLC~++(P)                                                    0.27         01/20/2010         67,974,500
     2,000,000  CROWN POINT CAPITAL COMPANY~++(P)                                        0.55         12/18/2009          1,999,481
    53,000,000  CROWN POINT CAPITAL COMPANY~++(P)                                        0.55         01/08/2010         52,969,231
    25,000,000  CROWN POINT CAPITAL COMPANY~++(P)                                        0.55         01/13/2010         24,983,576
    45,000,000  CROWN POINT CAPITAL COMPANY~++(P)                                        0.56         02/05/2010         44,953,800
    26,000,000  CROWN POINT CAPITAL COMPANY~++(P)                                        0.56         02/19/2010         25,967,644
    55,000,000  DANSKE CORPORATION~++                                                    0.25         01/11/2010         54,984,653
    49,000,000  DANSKE CORPORATION~++                                                    0.25         12/29/2009         48,990,472
     6,000,000  DANSKE CORPORATION~++                                                    0.53         01/15/2010          5,996,025
    60,250,000  DNB NOR BANK ASA~++                                                      0.30         01/25/2010         60,222,385
     9,000,000  E.ON AG~++                                                               0.26         02/17/2010          8,994,930
     4,000,000  EBBETS FUNDING LLC~++(P)                                                 0.55         12/03/2009          3,999,878
     6,000,000  EBBETS FUNDING LLC~++(P)                                                 0.57         12/17/2009          5,998,480
    98,000,000  EBBETS FUNDING LLC~++(P)                                                 0.57         12/30/2009         97,955,002
    18,000,000  EBBETS FUNDING LLC~++(P)                                                 0.62         01/08/2010         17,988,220
    11,000,000  EKSPORTFINANS ASA~++                                                     0.27         01/20/2010         10,995,875
   100,000,000  EKSPORTFINANS ASA~++                                                     0.30         01/07/2010         99,969,167
    21,000,000  ELYSIAN FUNDING LLC~++(P)                                                0.50         12/03/2009         20,999,417
    29,000,000  ENTERPRISE FUNDING LLC~++(P)                                             0.30         12/22/2009         28,994,925
     8,000,000  ERASMUS CAPITAL CORPORATION~++(P)                                        0.20         12/14/2009          7,999,422
     5,500,000  ERASMUS CAPITAL CORPORATION~++(P)                                        0.22         12/02/2009          5,499,966
     8,000,000  ERASMUS CAPITAL CORPORATION~++(P)                                        0.23         12/07/2009          7,999,693
    10,000,000  ERASMUS CAPITAL CORPORATION~++(P)                                        0.32         01/08/2010          9,996,622
    18,000,000  FAIRWAY FINANCE CORPORATION~++(P)                                        0.28         01/06/2010         17,994,960
    30,000,000  FORTIS FUNDING LLC~++                                                    0.20         12/03/2009         29,999,667
    37,000,000  FORTIS FUNDING LLC~++                                                    0.20         12/23/2009         36,995,478
    29,000,000  FORTIS FUNDING LLC~++                                                    0.20         12/28/2009         28,995,650
    21,000,000  GDF SUEZ~++                                                              0.19         12/02/2009         20,999,889
    53,000,000  GDF SUEZ~++                                                              0.19         12/08/2009         52,998,042
     3,000,000  GDF SUEZ~++                                                              0.20         12/03/2009          2,999,967
     5,000,000  GDF SUEZ~++                                                              0.20         12/04/2009          4,999,917
    10,000,000  GDF SUEZ~++                                                              0.20         12/09/2009          9,999,556
     9,000,000  GDF SUEZ~++                                                              0.20         12/11/2009          8,999,500
    19,000,000  GEMINI SECURITIES CORPORATION LLC~++(P)                                  0.18         12/10/2009         18,999,145
     5,000,000  GEMINI SECURITIES CORPORATION LLC~++(P)                                  0.24         12/11/2009          4,999,667
    11,000,000  GOTHAM FUNDING CORPORATION~++(P)                                         0.19         12/04/2009         10,999,826
    28,000,000  GOVCO LLC~++(P)                                                          0.26         01/26/2010         27,988,676
    62,000,000  GOVCO LLC~++(P)                                                          0.26         01/27/2010         61,974,477
     9,000,000  GOVCO LLC~++(P)                                                          0.27         12/22/2009          8,998,583
     6,000,000  GOVCO LLC~++(P)                                                          0.28         12/17/2009          5,999,253
    66,000,000  GRAMPIAN FUNDING LLC~++(P)                                               0.32         02/17/2010         65,954,240
    25,000,000  GRAMPIAN FUNDING LLC~++(P)                                               0.32         02/19/2010         24,982,222
    25,000,000  GRAMPIAN FUNDING LLC~++(P)                                               0.35         01/21/2010         24,987,604
    37,250,000  GRAMPIAN FUNDING LLC~++(P)                                               0.35         01/22/2010         37,231,168
    25,000,000  GRAMPIAN FUNDING LLC~++(P)                                               0.38         01/13/2010         24,988,653
    10,000,000  GRAMPIAN FUNDING LLC~++(P)                                               0.41         01/07/2010          9,995,786
    42,000,000  GRAMPIAN FUNDING LLC~++(P)                                               0.41         01/08/2010         41,981,823
    51,000,000  GROUPE BPCE~++                                                           0.26         02/19/2010         50,970,533
     7,700,000  ICICI BANK LIMITED (BAHRAIN)~                                            0.80         03/09/2010          7,683,231
    21,700,000  ING USA FUNDING LLC~                                                     0.30         01/22/2010         21,690,597
    58,000,000  ING USA FUNDING LLC~                                                     0.30         01/29/2010         57,971,483
    10,000,000  ING USA FUNDING LLC~                                                     0.30         02/03/2010          9,994,667
    25,000,000  ING USA FUNDING LLC~                                                     0.50         12/08/2009         24,997,569
    29,000,000  IRISH LIFE & PERMANENT~++                                                0.58         12/01/2009         29,000,000
    10,000,000  JPMORGAN CHASE BANK~                                                     0.20         01/04/2010          9,998,111

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$   24,500,000  KITTY HAWK FUNDING CORPORATION~++(P)                                     0.19%        12/02/2009    $    24,499,871
     6,000,000  KITTY HAWK FUNDING CORPORATION~++(P)                                     0.22         02/08/2010          5,997,470
     4,000,000  KITTY HAWK FUNDING CORPORATION~++(P)                                     0.25         01/21/2010          3,998,583
    39,000,000  KITTY HAWK FUNDING CORPORATION~++(P)                                     0.25         02/08/2010         38,981,312
    81,000,000  LEXINGTON PARKER CAPITAL~++(P)                                           0.55         12/03/2009         80,997,525
    10,000,000  LEXINGTON PARKER CAPITAL~++(P)                                           0.55         12/18/2009          9,997,403
     5,000,000  LMA AMERICAS LLC~++(P)                                                   0.19         12/21/2009          4,999,472
    29,000,000  LMA AMERICAS LLC~++(P)                                                   0.21         01/19/2010         28,991,711
    16,000,000  LMA AMERICAS LLC~++(P)                                                   0.21         01/25/2010         15,994,867
    23,000,000  LOUIS DREYFUS CORPORATION~(P)                                            0.33         01/04/2010         22,992,832
    16,000,000  LOUIS DREYFUS CORPORATION~(P)                                            0.40         02/04/2010         15,988,444
    21,000,000  LOUIS DREYFUS CORPORATION~(P)                                            0.40         02/16/2010         20,982,033
     2,000,000  MARKET STREET FUNDING LLC~++(P)                                          0.18         12/08/2009          1,999,930
    17,000,000  MATCHPOINT MASTER TRUST~++(P)                                            0.24         01/05/2010         16,996,033
    41,000,000  METLIFE SHORT TERM FUND~++                                               0.26         02/22/2010         40,975,423
     4,000,000  METLIFE SHORT TERM FUND~++                                               0.29         02/16/2010          3,997,519
    30,000,000  METLIFE SHORT TERM FUND~++                                               0.30         02/08/2010         29,982,750
    18,000,000  METLIFE SHORT TERM FUND~++                                               0.45         01/13/2010         17,990,325
     4,000,000  METLIFE SHORT TERM FUND~++                                               0.50         01/15/2010          3,997,500
    15,000,000  MONT BLANC CAPITAL CORPORATION~++(P)                                     0.20         12/07/2009         14,999,500
     5,800,000  MONT BLANC CAPITAL CORPORATION~++(P)                                     0.25         01/04/2010          5,798,631
    17,000,000  MONT BLANC CAPITAL CORPORATION~++(P)                                     0.25         02/04/2010         16,992,326
     8,000,000  MONT BLANC CAPITAL CORPORATION~++(P)                                     0.26         01/14/2010          7,997,458
     4,000,000  MONT BLANC CAPITAL CORPORATION~++(P)                                     0.27         12/14/2009          3,999,610
       900,000  NATIONAL BANK CANADA NY~                                                 0.25         01/21/2010            899,688
       750,000  NATIONAL BANK CANADA NY~                                                 0.25         01/25/2010            749,719
    33,000,000  NATIONAL BANK CANADA NY~                                                 0.30         01/21/2010         32,985,975
    22,000,000  NATIONAL BANK CANADA NY~                                                 0.30         01/25/2010         21,989,917
    72,000,000  NATIONWIDE BUILDING SOCIETY~++                                           0.29         01/14/2010         71,974,480
     2,000,000  NATIONWIDE BUILDING SOCIETY~++                                           0.30         12/28/2009          1,999,550
    39,000,000  NATIONWIDE BUILDING SOCIETY~++                                           0.30         01/15/2010         38,985,375
   100,000,000  NATIONWIDE BUILDING SOCIETY~++                                           0.40         04/05/2010         99,861,111
     4,000,000  NATIONWIDE BUILDING SOCIETY~++                                           0.47         01/15/2010          3,997,650
     3,000,000  NATIONWIDE BUILDING SOCIETY~++                                           0.50         12/28/2009          2,998,875
     2,000,000  NATIONWIDE BUILDING SOCIETY~++                                           0.51         05/06/2010          1,995,580
    21,000,000  NATIXIS US FINANCE COMPANY~                                              0.22         12/16/2009         20,998,075
    35,000,000  NATIXIS US FINANCE COMPANY~                                              0.23         12/21/2009         34,995,528
    36,000,000  NATIXIS US FINANCE COMPANY~                                              0.23         12/22/2009         35,995,170
    56,000,000  NEWPORT FUNDING CORPORATION~++(P)                                        0.18         12/22/2009         55,994,120
    27,300,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                                        0.21         12/16/2009         27,297,611
    52,000,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                                        0.25         02/11/2010         51,974,000
    50,000,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                                        0.27         01/22/2010         49,980,500
     9,800,000  OAKLAND-ALAMEDA COUNTY                                                   0.35         12/01/2009          9,800,000
    23,000,000  OLD LINE FUNDING LLC~++(P)                                               0.26         02/11/2010         22,988,040
   140,000,000  PRUDENTIAL PLC~++                                                        0.28         03/01/2010        139,902,000
    31,000,000  PRUDENTIAL PLC~++                                                        0.36         02/26/2010         30,973,030
    12,000,000  PRUDENTIAL PLC~++                                                        0.46         01/20/2010         11,992,333
    27,000,000  RANGER FUNDING COMPANY LLC~++(P)                                         0.24         02/12/2010         26,986,860
    32,000,000  RANGER FUNDING COMPANY LLC~++(P)                                         0.25         01/20/2010         31,988,889
    49,000,000  RANGER FUNDING COMPANY LLC~++(P)                                         0.27         01/20/2010         48,981,625
    22,000,000  RANGER FUNDING COMPANY LLC~++(P)                                         0.34         12/02/2009         21,999,792
    19,000,000  REGENCY MARKETS #1 LLC~++(P)                                             0.18         12/04/2009         18,999,715
    20,620,000  REGENCY MARKETS #1 LLC~++(P)                                             0.19         12/17/2009         20,618,259
    17,771,000  REGENCY MARKETS #1 LLC~++(P)                                             0.19         12/21/2009         17,769,124
    16,000,000  RHEIN-MAIN SECURITY LIMITED~++(P)                                        0.27         01/11/2010         15,995,080
    48,915,000  RHEIN-MAIN SECURITY LIMITED~++(P)                                        0.35         02/22/2010         48,875,528
    18,000,000  RHEINGOLD SECURITIZATION~++(P)                                           0.28         12/10/2009         17,998,740
    35,000,000  RHEINGOLD SECURITIZATION~++(P)                                           0.35         02/12/2010         34,975,160
    12,000,000  RHEINGOLD SECURITIZATION~++(P)                                           0.40         01/11/2010         11,994,533
     7,000,000  RHEINGOLD SECURITIZATION~++(P)                                           0.43         12/01/2009          7,000,000
    21,000,000  ROMULUS FUNDING CORPORATION~++(P)                                        0.30         12/23/2009         20,996,150
    11,000,000  ROMULUS FUNDING CORPORATION~++(P)                                        0.33         12/15/2009         10,998,588
     3,000,000  ROMULUS FUNDING CORPORATION~++(P)                                        0.35         12/18/2009          2,999,504

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$   52,000,000  ROMULUS FUNDING CORPORATION~++(P)                                        0.35%        02/17/2010    $    51,960,567
    34,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED~               0.60         06/15/2010         33,888,933
    69,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED~               0.65         12/02/2009         68,998,754
    13,000,000  SCALDIS CAPITAL LLC~++(P)                                                0.24         12/07/2009         12,999,480
    29,000,000  SCALDIS CAPITAL LLC~++(P)                                                0.24         12/09/2009         28,998,453
    11,000,000  SCALDIS CAPITAL LLC~++(P)                                                0.24         12/10/2009         10,999,340
    18,000,000  SCALDIS CAPITAL LLC~++(P)                                                0.24         12/17/2009         17,998,080
    79,000,000  SCALDIS CAPITAL LLC~++(P)                                                0.25         12/18/2009         78,990,673
    12,000,000  SHEFFIELD RECEIVABLES~++(P)                                              0.21         01/20/2010         11,996,500
    50,000,000  SOLITAIRE FUNDING LLC~++(P)                                              0.29         02/18/2010         49,968,181
     8,000,000  SOLITAIRE FUNDING LLC~++(P)                                              0.29         02/22/2010          7,994,651
    25,000,000  SOLITAIRE FUNDING LLC~++(P)                                              0.31         01/19/2010         24,989,451
    50,000,000  SOLITAIRE FUNDING LLC~++(P)                                              0.31         01/20/2010         49,978,472
    59,000,000  SOLITAIRE FUNDING LLC~++(P)                                              0.33         03/19/2010         58,941,590
     9,000,000  SOLITAIRE FUNDING LLC~++(P)                                              0.34         01/08/2010          8,996,770
    16,500,000  SOLITAIRE FUNDING LLC~++(P)                                              0.38         01/04/2010         16,494,078
     9,000,000  STARBIRD FUNDING CORPORATION~++(P)                                       0.15         12/01/2009          9,000,000
     6,000,000  STARBIRD FUNDING CORPORATION~++(P)                                       0.18         12/14/2009          5,999,610
     9,000,000  STARBIRD FUNDING CORPORATION~++(P)                                       0.20         12/07/2009          8,999,700
    35,000,000  SUMITOMO TRUST & BANK (NEW YORK)~                                        0.21         12/18/2009         34,996,529
    21,000,000  SURREY FUNDING CORPORATION~++(P)                                         0.26         02/09/2010         20,989,383
    34,000,000  SURREY FUNDING CORPORATION~++(P)                                         0.24         01/11/2010         33,990,707
    31,000,000  SWEDBANK AB~++                                                           0.54         12/02/2009         30,999,535
    35,000,000  SWEDBANK AB~++                                                           0.55         12/15/2009         34,992,514
    25,000,000  SWEDBANK AB~++                                                           0.55         12/22/2009         24,991,979
    38,000,000  SWEDBANK AB~++                                                           0.87         02/09/2010         37,935,717
    38,000,000  SWEDBANK AB~++                                                           0.89         02/16/2010         37,927,663
     9,000,000  TASMAN FUNDING INCORPORATED~++(P)                                        0.23         01/14/2010          8,997,470
    19,000,000  TASMAN FUNDING INCORPORATED~++(P)                                        0.24         12/15/2009         18,998,227
    17,000,000  TASMAN FUNDING INCORPORATED~++(P)                                        0.30         01/12/2010         16,994,050
    13,139,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                     0.23         01/15/2010         13,135,223
    15,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                     0.23         01/25/2010         14,994,729
    15,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                     0.23         01/29/2010         14,994,346
    14,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                     0.24         02/08/2010         13,993,560
    16,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                     0.25         01/07/2010         15,995,889
     4,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                     0.26         12/14/2009          3,999,624
     6,600,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                     0.27         12/18/2009          6,599,159
    28,000,000  THUNDER BAY FUNDING LLC~++(P)                                            0.26         01/25/2010         27,988,878
    14,000,000  TICONDEROGA FUNDING LLC~++(P)                                            0.18         12/09/2009         13,999,440
    15,000,000  TOYOTA CRED PUERTO RICO~                                                 0.19         12/07/2009         14,999,525
    15,000,000  TOYOTA MOTOR CREDIT CORPORATION~                                         0.19         12/07/2009         14,999,525
     4,000,000  TULIP FUNDING CORPORATION~++(P)                                          0.18         12/10/2009          3,999,820
     7,000,000  TULIP FUNDING CORPORATION~++(P)                                          0.18         12/18/2009          6,999,405
    21,000,000  TULIP FUNDING CORPORATION~++(P)                                          0.19         12/09/2009         20,999,113
    32,000,000  TULIP FUNDING CORPORATION~++(P)                                          0.25         01/07/2010         31,991,778
    19,000,000  UBS FINANCE DELAWARE LLC~                                                0.72         12/04/2009         18,998,860
    27,000,000  UNICREDIT DELAWARE INCORPORATED~++                                       0.35         12/17/2009         26,995,800
    65,000,000  UNICREDIT DELAWARE INCORPORATED~++                                       0.36         01/12/2010         64,973,079
    49,000,000  UNICREDITO ITALIANO BANK IRELAND~++                                      0.43         02/03/2010         48,962,542
    80,000,000  VERSAILLES COMMERCIAL PAPER LLC~++(P)                                    0.45         12/22/2009         79,979,000
    37,000,000  VERSAILLES COMMERCIAL PAPER LLC~++(P)                                    0.55         12/03/2009         36,998,869
     9,000,000  VICTORY RECEIVABLES CORPORATION~++(P)                                    0.15         12/01/2009          9,000,000
    20,000,000  VICTORY RECEIVABLES CORPORATION~++(P)                                    0.18         12/18/2009         19,998,300
    14,000,000  VICTORY RECEIVABLES CORPORATION~++(P)                                    0.19         12/04/2009         13,999,778
    10,000,000  VICTORY RECEIVABLES CORPORATION~++(P)                                    0.19         12/08/2009          9,999,631
    10,000,000  VICTORY RECEIVABLES CORPORATION~++(P)                                    0.19         12/10/2009          9,999,525
    25,000,000  WESTPAC SECURITIES NZ LIMITED~++                                         0.24         12/23/2009         24,996,333
    45,000,000  WESTPAC SECURITIES NZ LIMITED~++                                         0.26         02/02/2010         44,979,525
    40,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                       0.31         08/20/2010         40,000,000
    37,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                       0.36         11/05/2010         37,000,000
     2,600,000  WINDMILL FUNDING CORPORATION~++(P)                                       0.25         02/05/2010          2,598,808
     6,000,000  WINDMILL FUNDING CORPORATION~++(P)                                       0.28         01/11/2010          5,998,087
     4,000,000  WINDMILL FUNDING CORPORATION~++(P)                                       0.30         01/15/2010          3,998,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$   20,000,000  WINDMILL FUNDING CORPORATION~++(P)                                       0.30%        02/10/2010    $    19,988,167
    14,589,000  YORKTOWN CAPITAL LLC~++(P)                                               0.25         01/19/2010         14,584,036
    15,000,000  YORKTOWN CAPITAL LLC~++(P)                                               0.25         01/21/2010         14,994,688
     4,000,000  YORKTOWN CAPITAL LLC~++(P)                                               0.25         01/22/2010          3,998,556
    18,000,000  YORKTOWN CAPITAL LLC~++(P)                                               0.26         01/20/2010         17,993,500
    25,000,000  YORKTOWN CAPITAL LLC~++(P)                                               0.28         12/16/2009         24,997,083
     7,000,000  YORKTOWN CAPITAL LLC~++(P)                                               0.34         12/02/2009          6,999,928

TOTAL COMMERCIAL PAPER (COST $6,961,829,004)                                                                          6,961,829,004
                                                                                                                    ---------------

CORPORATE BONDS & NOTES: 2.64%
    47,000,000  BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-              0.23         02/05/2010         47,000,000
    35,000,000  BBVA US SENIOR SAU+/-++                                                  0.35         03/12/2010         35,004,740
    33,000,000  CITIBANK NA+/-                                                           0.33         09/30/2010         33,000,000
    30,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                       0.39         06/24/2010         30,000,000
    90,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                       0.43         06/04/2010         90,000,000
     3,500,000  CREDIT AGRICOLE SA (LONDON)+/-++                                         0.30         05/28/2010          3,497,346
    26,650,000  CREDIT SUISSE USA INCORPORATED+/-                                        0.52         01/15/2010         26,659,110
     5,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                  0.38         03/11/2011          5,009,170
    28,000,000  SANTANDER US DEBT SA UNIPERSONAL+/-++                                    0.33         07/23/2010         27,973,773
     4,000,000  SEARIVER MARITIME INCORPORATED+/-SS.(I)                                  0.85         10/01/2011          4,000,000
    14,140,000  SWEDISH EXPORT CREDIT CORPORATION                                        4.88         01/19/2010         14,228,224

TOTAL CORPORATE BONDS & NOTES (COST $316,372,363)                                                                       316,372,363
                                                                                                                    ---------------

MEDIUM TERM NOTES: 1.81%
    10,000,000  BEAR STEARNS COMPANY+/-                                                  0.39         05/18/2010         10,002,260
    35,000,000  BNP PARIBAS+/-                                                           0.62         03/10/2010         35,035,648
    15,000,000  EKSPORTFINANS A/S+/-                                                     0.33         09/22/2010         15,000,000
    35,000,000  EKSPORTFINANS A/S+/-                                                     0.33         08/03/2010         35,000,000
    19,000,000  EKSPORTFINANS A/S+/-                                                     0.70         06/11/2010         19,000,000
     2,000,000  EUROPEAN INVESTMENT BANK                                                 0.92         01/26/2010          2,001,772
    60,000,000  JPMORGAN CHASE & COMPANY+/-                                              0.32         05/07/2010         60,017,569
    40,000,000  US BANCORP+/-                                                            0.73         06/04/2010         40,093,422

TOTAL MEDIUM TERM NOTES (COST $216,150,671)                                                                             216,150,671
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES: 8.28%
    10,000,000  ACADEMY OF THE NEW CHURCH (OTHER REVENUE)+/-SS.                          0.25         02/01/2025         10,000,000
     4,900,000  BALTIMORE MD PACKAGE SYSTEMS FACILITIES (PARKING FACILITIES
                REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                   0.25         07/01/2032          4,900,000
     2,000,000  BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A (IDR,
                KBC BANK NV LOC)+/-SS.                                                   0.29         12/01/2028          2,000,000
     9,000,000  CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR, NATIXIS
                LOC)+/-SS.                                                               0.22         07/01/2026          9,000,000
     3,000,000  CALIFORNIA HFFA CATHOLIC HEALTHCARE SERIES L (HCFR, CITIBANK NA
                LOC)+/-SS.                                                               0.22         07/01/2033          3,000,000
    13,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA
                ACADEMY SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.        0.19         09/01/2038         13,000,000
    12,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAN FRANCISCO
                BALLET (ECONOMIC DEVELOPMENT REVENUE, ALLIED IRISH BANK LOC)+/-SS.       0.19         08/01/2038         12,000,000
    16,190,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-SS.         0.22         07/01/2035         16,190,000
     9,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                         0.25         05/01/2022          9,000,000
     5,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER
                REVENUE, BANK OF NOVA SCOTIA LOC)+/-SS.                                  0.18         05/01/2022          5,000,000
    10,400,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (ELECTRIC,
                POWER & LIGHTING REVENUE, FIRST SECURITY BANK INSURED)+/-SS.             0.30         05/01/2022         10,400,000
     8,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9 (ELECTRIC
                REVENUE, CITIBANK NA LOC)+/-SS.                                          0.20         05/01/2022          8,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES (continued)
$   16,100,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C13 (UTILITIES REVENUE,
                FIRST SECURITY BANK LOC)+/-SS.                                           0.30%        05/01/2022    $    16,100,000
    12,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER REVENUE,
                JPMORGAN CHASE BANK LOC)+/-SS.                                           0.20         05/01/2020         12,000,000
    36,230,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
                FIRST SECURITY BANK INSURED)+/-SS.                                       0.22         05/01/2017         36,230,000
    29,000,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C4 (SALES TAX
                REVENUE)+/-SS.                                                           0.24         07/01/2023         29,000,000
    23,000,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
                AMERICA NA LOC)+/-SS.                                                    0.22         05/01/2040         23,000,000
     6,000,000  CALIFORNIA STATE SERIES B5 (OTHER REVENUE, CITIBANK NA LOC)+/-SS.        0.22         05/01/2034          6,000,000
    30,100,000  CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF
                AMERICA NA LOC)+/-SS.                                                    0.25         01/01/2037         30,100,000
    14,725,000  COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING REVENUE,
                GO OF AUTHORITY INSURED)+/-SS.                                           0.30         10/01/2038         14,725,000
     7,000,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES C1 (OTHER REVENUE,
                JPMORGAN CHASE BANK LOC)+/-SS.                                           0.30         11/01/2033          7,000,000
    43,000,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE SERIES B-1 (HOUSING
                REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                         0.90         05/01/2038         43,000,000
    19,990,000  COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY PROJECT B
                II (HOUSING REVENUE, FNMA INSURED)+/-SS.                                 0.30         05/01/2049         19,990,000
     6,400,000  COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS BANK
                LOC)+/-SS.                                                               0.40         11/01/2030          6,400,000
     3,600,000  COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION
                LOC)+/-SS.                                                               0.40         11/01/2030          3,600,000
    40,000,000  DENVER COMPANY CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
                REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  0.40         12/15/2037         40,000,000
     5,000,000  ESCAMBIA COUNTY FL SOLID WASTE DISPOSAL SYSTEM GULF POWER COMPANY
                PROJECT 2ND SERIES (OTHER REVENUE)+/-SS.                                 0.25         04/01/2039          5,000,000
    11,000,000  HOUSTON TX UTILITY SYSTEM (SEWER REVENUE, DEXIA CREDIT LOCAL DE
                FRANCE LOC)+/-SS.                                                        0.27         05/15/2034         11,000,000
     8,900,000  HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER REVENUE,
                BANK OF AMERICA NA LOC)+/-SS.                                            0.27         05/15/2034          8,900,000
     5,000,000  ILLINOIS FINANCE AUTHORITY UNIVERSITY CHICAGO MEDICAL E-1
                (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                        0.19         08/01/2043          5,000,000
    18,205,000  IOWA FINANCIAL AUTHORITY SFMR (HOUSING REVENUE, GNMA INSURED)+/-SS.      0.26         01/01/2039         18,205,000
   116,000,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                REVENUE, SOCIETE GENERALE LOC)+/-SS.                                     0.20         08/01/2016        116,000,000
     1,980,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
                INSURED)+/-SS.                                                           0.30         07/01/2035          1,980,000
    10,000,000  LANCASTER COUNTY HOSPITAL AUTHORITY HEALTH SYSTEM LANCASTER
                GENERAL HOSPITAL (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-SS.        0.27         07/01/2041         10,000,000
     5,800,000  LEE MEMORIAL HEALTH SYSTEM SERIES B (HCFR, BANK OF AMERICA NA
                LOC)+/-SS.                                                               0.22         04/01/2033          5,800,000
     5,000,000  LOMA LINDA CA LOMA LINDA UNIVERSITY SERIES B (HCFR, BANK OF
                AMERICA NA LOC)+/-SS.                                                    0.25         12/01/2037          5,000,000
    15,000,000  METROPOLITAN WASHINGTON AIRPORTS AUTHORITY SUBSERIES D-2 (AIRPORT
                REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                   0.22         10/01/2039         15,000,000
    13,000,000  METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SUBSERIES D-1
                (AIRPORT REVENUE, BANK OF AMERICA NA LOC)+/-SS.                          0.25         10/01/2039         13,000,000
     4,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES
                C (WATER REVENUE )+/-SS.                                                 0.24         07/01/2027          4,000,000
     9,100,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
                CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-SS.          0.23         08/15/2037          9,100,000
    13,530,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-SS.                  0.20         08/15/2025         13,530,000
     3,000,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-SS.          0.23         08/15/2037          3,000,000
     7,625,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE FACILITIES
                SERIES A (HCFR, FIRST SECURITY BANK LOC)+/-SS.                           0.23         08/15/2034          7,625,000
     9,430,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING REVENUE,
                GO OF AUTHORITY)+/-SS.                                                   0.25         07/01/2038          9,430,000
    12,000,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING REVENUE,
                GO OF AUTHORITY)+/-SS.                                                   0.25         07/01/2048         12,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES (continued)
$   10,000,000  MISSISSIPPI BUSINESS FINANCE CORPORATION CHEVRON USA INCORPORATED
                PROJECT SERIES A (IDR)+/-SS.                                             0.18%        12/01/2030    $    10,000,000
    18,935,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK OF
                AMERICA NA LOC)+/-SS.                                                    0.32         11/01/2028         18,934,176
    10,000,000  MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES SERIES A
                (HFFA REVENUE, BANK OF NOVA SCOTIA LOC)+/-SS.                            0.22         02/01/2040         10,000,000
    30,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY FACILITIES CONSTRUCTURE
                SERIES R1 (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)+/-SS.                 0.18         09/01/2031         30,000,000
     6,000,000  NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D (TOLL
                ROAD REVENUE, FGIC INSURED, SOCIETE GENERALE LOC)+/-SS.                  0.31         01/01/2018          6,000,000
    20,000,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER REVENUE,
                UBS AG LOC)+/-SS.                                                        0.22         12/15/2026         20,000,000
    19,998,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY SUBSERIES B-1
                (WATER & SEWER REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                   0.25         06/15/2024         19,998,000
     9,000,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY SERIES G
                (TRANSPORTATION REVENUE, BANQUE NATIONALE PARIS LOC)+/-SS.               0.20         11/01/2026          9,000,000
    18,000,000  NEW YORK NY IDA SERIES B (IDR, BANK OF AMERICA NA LOC)+/-SS.             0.22         11/01/2039         18,000,000
     7,000,000  NEW YORK NY SERIES E SUBSERIES E-2 (PROPERTY TAX REVENUE, BANK OF
                AMERICA NA LOC)+/-SS.                                                    0.22         08/01/2034          7,000,000
     9,700,000  NEW YORK NY SUBSERIES E4 (OTHER REVENUE, FORTIS BANQUE LOC)+/-SS.        0.20         08/01/2021          9,700,000
     5,000,000  NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D (HCFR, BANK OF
                AMERICA NA LOC)+/-SS.                                                    0.20         12/01/2040          5,000,000
     7,000,000  NORTH TEXAS TOLLWAY AUTHORITY (OTHER REVENUE, JPMORGAN CHASE BANK
                LOC)+/-SS.                                                               0.25         01/01/2049          7,000,000
    20,000,000  PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES A2 (PROPERTY TAX
                REVENUE, STATE AID WITHHOLDING)+/-SS.                                    0.25         09/01/2030         20,000,000
     5,000,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL
                (IDR)+/-SS.                                                              0.23         04/01/2032          5,000,000
     7,000,000  RENO NV SALES TAX REVENUE VARIOUS REFUNDING SENIOR LIEN-RENO
                TRANSPORTATION RAIL ACCESS CORRIDOR PROJECT (SALES TAX REVENUE,
                BANK OF NEW YORK LOC)+/-SS.                                              0.23         06/01/2042          7,000,000
     8,000,000  SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES J (ELECTRIC
                REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                   0.21         08/15/2028          8,000,000
     3,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                SERIES D (SEWER REVENUE, BANK OF AMERICA NA LOC)+/-SS.                   0.20         12/01/2039          3,000,000
    27,000,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                SERIES B (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.              0.28         04/01/2038         27,000,000
    16,750,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                LOC)+/-SS.                                                               0.45         04/01/2038         16,750,000
    11,000,000  SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND SERIES F (OTHER
                REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                   0.26         06/01/2034         11,000,000
    10,800,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY AVERA
                HEALTH SUBSERIES A1 (OTHER REVENUE, US BANK NA LOC)+/-SS.                0.26         07/01/2038         10,800,000
     3,000,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
                REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-SS.                           0.30         06/01/2045          3,000,000
    19,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                PROJECT SERIES B (IDR)+/-SS.                                             0.19         07/01/2037         19,000,000
    10,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                PROJECT SERIES C (IDR)+/-SS.                                             0.19         07/01/2037         10,000,000
     1,400,000  WAYNE COUNTY AIRPORT AUTHORITY SERIES F (AIRPORT REVENUE, JPMORGAN
                CHASE BANK LOC)+/-SS.                                                    0.28         12/01/2016          1,400,000
     7,420,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY UNITED HEALTH
                SYSTEMS SERIES A (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-SS.        0.23         06/01/2041          7,420,000
     7,000,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY UNITED HEALTH
                SYSTEMS SERIES C (HCFR, BANK OF AMERICA NA LOC)+/-SS.                    0.23         06/01/2041          7,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $990,207,176)                                                                       990,207,176
                                                                                                                    ---------------

REPURCHASE AGREEMENTS: 7.95%
   301,570,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $301,571,340)                                 0.16         12/01/2009        301,570,000
    37,000,000  BANK OF AMERICA SECURITIZATION LLC - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $37,000,247)                       0.24         12/01/2009         37,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
REPURCHASE AGREEMENTS (continued)
$   15,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $15,000,100)                       0.24%        12/01/2009    $    15,000,000
   150,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $150,000,708)                                 0.17         12/01/2009        150,000,000
    44,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $44,000,293)                                  0.24         12/01/2009         44,000,000
   293,100,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $293,101,303)                                 0.16         12/01/2009        293,100,000
    44,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $44,000,324)                                  0.27         12/01/2009         44,000,000
    67,000,000  RBS SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $67,000,335)                       0.18         12/01/2009         67,000,000

TOTAL REPURCHASE AGREEMENTS (COST $951,670,000)                                                                         951,670,000
                                                                                                                    ---------------

SECURED MASTER NOTE AGREEMENT: 1.94%
   150,709,000  BANK OF AMERICA SECURITIES LLC+/-                                        0.44         09/09/2034        150,709,000
    82,004,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-                                 0.64         09/09/2049         82,004,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $232,713,000)                                                                 232,713,000
                                                                                                                    ---------------

TIME DEPOSITS: 10.54%
   152,000,000  ABN-AMRO BANK NV                                                         0.14         12/01/2009        152,000,000
   147,000,000  BANCO SANTANDER MADRID                                                   0.18         12/01/2009        147,000,000
   106,000,000  BANK OF IRELAND                                                          0.35         12/01/2009        106,000,000
    68,000,000  BANK OF IRELAND                                                          0.50         12/02/2009         68,000,000
   147,000,000  BNP PARIBAS PARIS                                                        0.16         12/01/2009        147,000,000
   111,000,000  DANSKE BANK A S COPENHAGEN                                               0.20         12/02/2009        111,000,000
    68,000,000  DEXIA BANK GRAND CAYMAN                                                  0.26         12/02/2009         68,000,000
    70,000,000  DEXIA CREDIT LOCAL DE FRANCE                                             0.26         12/07/2009         70,000,000
    70,000,000  DEXIA CREDIT LOCAL DE FRANCE                                             0.27         12/04/2009         70,000,000
   212,000,000  KBC BANK NV BRUSSELS                                                     0.18         12/01/2009        212,000,000
   110,000,000  SOCIETE GENERALE PARIS                                                   0.18         12/01/2009        110,000,000

TOTAL TIME DEPOSITS (COST $1,261,000,000)                                                                             1,261,000,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $12,089,254,000)*                                                                101.03%                      $12,089,254,000

OTHER ASSETS AND LIABILITIES, NET                                                       (1.03)                         (122,867,735)
                                                                                       ------                       ---------------

TOTAL NET ASSETS                                                                       100.00%                      $11,966,386,265
                                                                                       ------                       ---------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(P) ASSET-BACKED COMMERCIAL PAPER.

(I) ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
US TREASURY SECURITIES: 10.38%

US TREASURY BILLS: 5.68%
$   75,000,000  US TREASURY BILL~                                                        0.35%        12/10/2009    $    74,993,531
    75,000,000  US TREASURY BILL~                                                        0.35         12/10/2009         74,993,438
   250,000,000  US TREASURY BILL~                                                        0.05         02/18/2010        249,972,569
    10,000,000  US TREASURY BILL~                                                        0.28         02/18/2010          9,993,965
    25,000,000  US TREASURY BILL~                                                        0.25         03/04/2010         24,983,854
    25,000,000  US TREASURY BILL~                                                        0.19         04/29/2010         24,980,858

                                                                                                                        459,918,215
                                                                                                                    ---------------

US TREASURY NOTES: 4.70%
   150,000,000  US TREASURY NOTE                                                         1.75         03/31/2010        150,824,544
   100,000,000  US TREASURY NOTE                                                         2.88         06/30/2010        101,512,034
   125,000,000  US TREASURY NOTE                                                         3.88         07/15/2010        127,801,711

                                                                                                                        380,138,289
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $840,056,504)                                                                        840,056,504
                                                                                                                    ---------------

REPURCHASE AGREEMENTS: 89.58%
    75,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $75,000,271)                       0.13         12/01/2009         75,000,000
 1,500,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,500,006,250)                    0.15         12/01/2009      1,500,000,000
 1,000,000,000  BNP PARIBAS SECURITIES CORPORATION - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,000,004,167)                    0.15         12/01/2009      1,000,000,000
 1,000,000,000  CREDIT SUISSE SECURITIES USA - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,000,004,167)                    0.15         12/01/2009      1,000,000,000
    50,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $50,000,208)                                  0.15         12/01/2009         50,000,000
   100,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $100,000,278)                                 0.10         12/01/2009        100,000,000
 1,250,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,250,005,208)                               0.15         12/01/2009      1,250,000,000
 1,600,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,600,006,667)                               0.15         12/01/2009      1,600,000,000
   675,900,000  RBS SECURITIES INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $675,903,004)                                 0.16         12/01/2009        675,900,000

TOTAL REPURCHASE AGREEMENTS (COST $7,250,900,000)                                                                     7,250,900,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $8,090,956,504)*                                                                  99.96%                      $ 8,090,956,504

OTHER ASSETS AND LIABILITIES, NET                                                        0.04                             3,105,191
                                                                                       ------                       ---------------

TOTAL NET ASSETS                                                                       100.00%                      $ 8,094,061,695
                                                                                       ------                       ---------------

~     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE RETAIL & INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of November 30, 2009, the following Funds owned SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                          DEFAULTED SIVs
                                              (VALUE)             % OF NET ASSETS
                                          --------------          ---------------
Money Market Fund                           22,871,913                  0.33%

FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

      Level 1 - quoted prices in active markets for identical investments

      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Funds' investments in securities:

                                                      SIGNIFICANT OTHER     SIGNIFICANT
                                        QUOTED PRICE  OBSERVABLE INPUTS  UNOBSERVABLE INPUTS  TOTAL FAIR VALUE AS OF
INVESTMENTS IN SECURITIES                  LEVEL 1         LEVEL 2             LEVEL 3              11/30/2009
CALIFORNIA MUNICIPAL MONEY MARKET FUND
   Commercial paper                        $    0     $     259,501,000      $         0         $    259,501,000
   Debt securities issued by states
    in the U.S. and its political
    subdivisions                                0         2,388,892,606                0            2,388,892,606
                                           ------     -----------------      -----------         ----------------
                                           $    0     $   2,648,393,606      $         0         $  2,648,393,606
                                           ------     -----------------      -----------         ----------------

CASH INVESTMENT MONEY MARKET FUND
   Commercial paper                        $    0     $  11,421,955,720      $         0         $ 11,421,955,720
   Corporated debt securities                   0         1,757,664,417                0            1,757,664,417
   Debt securities issued by states
    in the U.S. and its political
    subdivisions                                0         1,945,202,089                0            1,945,202,089
   Repurchase agreements                        0           646,000,000                0              646,000,000
   Other                                        0         4,356,997,604                0            4,356,997,604
                                           ------     -----------------      -----------         ----------------
                                           $    0     $  20,127,819,830      $         0         $ 20,127,819,830
                                           ------     -----------------      -----------         ----------------

GOVERNMENT MONEY MARKET FUND
   Commercial paper                        $    0     $   2,968,384,175      $         0         $  2,968,384,175
   Corporated debt securities                   0         1,744,118,437                0            1,744,118,437

   Debt securities issued by U.S.
    Treasury and U.S. government
    agencies                                    0        10,675,506,452                0           10,675,506,452
   Repurchase agreements                        0         9,641,180,000                0            9,641,180,000
                                           ------     -----------------      -----------         ----------------
                                           $    0     $  25,029,189,064      $         0         $ 25,029,189,064
                                           ------     -----------------      -----------         ----------------

HERITAGE MONEY MARKET FUND
   Commercial paper                        $    0     $  17,375,427,305      $         0         $ 17,375,427,305
   Corporated debt securities                   0         2,052,968,964                0            2,052,968,964
   Debt securities issued by states
    in the U.S. and its political
    subdivisions                                0         2,403,090,000                0            2,403,090,000
   Repurchase agreements                        0         1,646,660,000                0            1,646,660,000
   Other                                        0         6,132,878,969                0            6,132,878,969
                                           ------     -----------------      -----------         ----------------
                                           $    0     $  29,611,025,238      $         0         $ 29,611,025,238
                                           ------     -----------------      -----------         ----------------

MINNESOTA MONEY MARKET FUND
   Commercial paper                        $    0     $       1,100,000      $         0         $      1,100,000
   Debt securities issued by states
    in the U.S. and its political
    subdivisions                                0           113,401,329                0              113,401,329
                                           ------     -----------------      -----------         ----------------
                                           $    0     $     114,501,329      $         0         $    114,501,329
                                           ------     -----------------      -----------         ----------------

MONEY MARKET FUND
   Commercial paper                        $    0     $   4,276,009,260      $22,871,913         $  4,298,881,173
   Corporated debt securities                   0           329,821,358                0              329,821,358
   Debt securities issued by states
    in the U.S. and its political
    subdivisions                                0           717,497,597                0              717,497,597
   Repurchase agreements                        0           223,890,000                0              223,890,000
   Other                                        0         1,506,764,203                0            1,506,764,203
                                           ------     -----------------      -----------         ----------------
                                           $    0     $   7,053,982,418      $22,871,913         $  7,076,854,331
                                           ------     -----------------      -----------         ----------------

MUNICIPAL MONEY MARKET FUND
   Commercial paper                        $    0     $      22,425,000      $         0         $     22,425,000
   Debt securities issued by states
    in the U.S. and its political
    subdivisions                                0           428,728,414                0              428,728,414
                                           ------     -----------------      -----------         ----------------
                                           $    0     $     451,153,414      $         0         $    451,153,414
                                           ------     -----------------      -----------         ----------------

NATIONAL TAX-FREE MONEY MARKET FUND
   Commercial paper                        $    0     $     369,342,000      $         0         $    369,342,000
   Debt securities issued by states
    in the U.S. and its political
    subdivisions                                0         4,087,369,233                0            4,087,369,233
                                           ------     -----------------      -----------         ----------------
                                           $    0     $   4,456,711,233      $         0         $  4,456,711,233
                                           ------     -----------------      -----------         ----------------

PRIME INVESTMENT MONEY MARKET FUND
   Commercial paper                        $    0     $   6,961,829,004      $         0         $  6,961,829,004
   Corporated debt securities                   0           765,236,034                0              765,236,034
   Debt securities issued by states
    in the U.S. and its political
    subdivisions                                0           990,207,176                0              990,207,176
   Repurchase agreements                        0           951,670,000                0              951,670,000
   Other                                        0         2,420,311,786                0            2,420,311,786
                                           ------     -----------------      -----------         ----------------
                                           $    0     $  12,089,254,000      $         0         $ 12,089,254,000
                                           ------     -----------------      -----------         ----------------

TREASURY PLUS MONEY MARKET FUND

   Debt securities issued by U.S.
    Treasury and U.S. government
    agencies                               $    0     $     840,056,504      $         0         $    840,056,504
   Repurchase agreements                        0         7,250,900,000                0            7,250,900,000
                                           ------     -----------------      -----------         ----------------
                                           $    0     $   8,090,956,504      $         0         $  8,090,956,504
                                           ------     -----------------      -----------         ----------------

100% TREASURY MONEY MARKET FUND

   Debt securities issued by U.S.
    Treasury and U.S. government
    agencies                               $    0     $   7,510,782,366      $         0         $  7,510,782,366

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                  MONEY MARKET FUND
                                                                  COMMERCIAL PAPER
BALANCE AS OF 02/28/2009                                            $ 37,769,154
  Accrued discounts (premiums)                                                 0
  Realized gain (loss)                                                         0
  Change in unrealized appreciation (depreciation)                   (14,897,241)
  Net purchases (sales)                                                        0
  Net transfer in (out) of Level 3                                             0
BALANCE AS OF 11/30/2009                                            $ 22,871,913

Change in unrealized appreciation (depreciation)                    $(14,897,241)
  relating to securities held at the end of reporting period.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND                          PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
CERTIFICATES OF DEPOSIT: 7.75%
$    9,000,000  ALLIED IRISH BANKS PLC (NEW YORK)                                        0.26%        12/07/2009    $     9,000,000
     4,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)                                 0.30         03/16/2010          4,000,058
    10,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                          0.23         04/07/2010         10,000,000
     5,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                          1.00         06/24/2010          5,000,000
     5,000,000  CALYON (NEW YORK)                                                        0.66         02/01/2010          5,000,000
    12,000,000  CALYON (NEW YORK)                                                        0.28         02/11/2010         12,000,000
     8,000,000  DEXIA CREDIT LOCAL SA (NEW YORK)                                         0.32         01/26/2010          8,000,124
     5,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                        0.37         05/10/2010          5,000,000
    10,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                        0.53         07/26/2010         10,000,000
     5,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                        0.47         11/12/2010          5,000,000
    14,000,000  NATIONAL AUSTRALIA BANK                                                  0.28         01/11/2010         13,999,999
     4,000,000  NATIXIS (NEW YORK)                                                       0.23         12/24/2009          4,000,000
    15,000,000  NORDEA BANK FINLAND (NEW YORK)                                           1.86         04/28/2010         15,091,191
     5,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                      0.24         10/19/2010          5,000,000
     4,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)                                        0.47         01/19/2010          4,000,000
    10,000,000  ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-                                 0.85         07/16/2010         10,000,000
     5,000,000  SOCIETE GENERALE (NEW YORK)+/-SS.                                        0.38         05/05/2011          5,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $130,091,358)                                                                       130,091,372
                                                                                                                    ---------------

COMMERCIAL PAPER: 51.90%
     2,000,000  ACTS RETIREMENT-LIFE~                                                    0.40         12/01/2009          2,000,000
     7,700,000  ALPINE SECURITIZATION~++(P)                                              0.18         12/10/2009          7,699,654
     1,000,000  AMSTEL FUNDING CORPORATION~++(P)                                         1.00         12/08/2009            999,806
     1,000,000  AMSTEL FUNDING CORPORATION~++(P)                                         1.05         12/10/2009            999,738
     4,000,000  AMSTEL FUNDING CORPORATION~++(P)                                         1.30         12/11/2009          3,998,556
     4,000,000  AMSTEL FUNDING CORPORATION~++(P)                                         1.15         12/17/2009          3,997,956
     5,000,000  AMSTEL FUNDING CORPORATION~++(P)                                         1.25         12/18/2009          4,997,049
     9,000,000  AMSTEL FUNDING CORPORATION~++(P)                                         1.75         01/28/2010          8,974,625
     1,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                                      0.26         12/15/2009            999,899
     7,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                                      0.30         02/12/2010          6,995,742
     1,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                     0.27         12/16/2009            999,888
     2,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                     0.20         12/30/2009          1,999,678
     5,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                     0.20         12/31/2009          4,999,167
     3,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                     0.27         01/04/2010          2,999,235
     2,750,000  ANTALIS US FUNDING CORPORATION~++(P)                                     0.23         01/08/2010          2,749,332
     1,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                     0.27         01/12/2010            999,685
     1,000,000  ANTALIS US FUNDING CORPORATION~++(P)                                     0.26         01/19/2010            999,646
     5,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED~++                                  0.25         02/08/2010          4,997,604
     5,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED~++                                  0.40         10/20/2010          5,000,000
     1,000,000  ARABELLA FINANCE LLC~++(P)                                               0.40         12/04/2009            999,967
     1,000,000  ARABELLA FINANCE LLC~++(P)                                               0.45         12/09/2009            999,913
     2,000,000  ASB FINANCE LIMITED (LONDON)~++                                          0.54         03/08/2010          1,997,090
     5,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                        1.06         07/09/2010          5,000,000
    10,000,000  ASPEN FUNDING CORPORATION~++(P)                                          0.18         12/30/2009          9,998,550
     3,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)                          0.18         12/08/2009          2,999,895
    10,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)                          0.18         12/11/2009          9,999,500
     7,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)                          0.35         01/05/2010          6,997,618
     3,000,000  ATLANTIS ONE FUNDING~++(P)                                               0.23         01/29/2010          2,998,869
     5,000,000  BANK OF AMERICA NA~                                                      0.23         01/13/2010          4,998,626
       200,000  BANK OF AMERICA NA~                                                      0.65         02/16/2010            199,722
     1,000,000  BANK OF AMERICA NA~                                                      0.40         04/08/2010            998,578
     2,000,000  BANK OF AMERICA NA~                                                      0.33         05/24/2010          1,996,810
     5,000,000  BARCLAYS US FUNDING LLC~                                                 0.64         03/01/2010          4,992,000
     1,000,000  BARTON CAPITAL LLC~++(P)                                                 0.28         01/07/2010            999,712
     2,000,000  BARTON CAPITAL LLC~++(P)                                                 0.27         01/14/2010          1,999,340
     6,000,000  BASF SE CORPORATION~++                                                   0.60         12/17/2009          5,998,400
     2,000,000  BASF SE CORPORATION~++                                                   0.52         01/14/2010          1,998,729
     1,000,000  BEETHOVEN FUNDING CORPORATION~++(P)                                      0.50         12/16/2009            999,792
     2,000,000  BELMONT FUNDING LLC~++(P)                                                0.50         12/01/2009          2,000,000
     1,000,000  BELMONT FUNDING LLC~++(P)                                                0.50         12/03/2009            999,972
     2,000,000  BG ENERGY FINANCE INCORPORATED~++                                        0.30         01/04/2010          1,999,433
     2,000,000  BG ENERGY FINANCE INCORPORATED~++                                        0.26         01/21/2010          1,999,263

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND                          PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$    1,000,000  BNZ INTERNATIONAL FUNDING~++                                             0.28%        01/19/2010    $       999,619
     3,000,000  BRYANT PARK FUNDING LLC~++(P)                                            0.20         12/01/2009          3,000,000
     6,000,000  BRYANT PARK FUNDING LLC~++(P)                                            0.19         12/08/2009          5,999,778
     1,000,000  CAFCO LLC~++(P)                                                          0.26         12/04/2009            999,978
     3,000,000  CALYON NORTH AMERICA INCORPORATED~                                       0.26         02/01/2010          2,998,657
     2,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                   0.32         12/10/2009          1,999,840
     2,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                   0.95         12/29/2009          1,998,522
    17,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                   0.30         01/06/2010         16,994,900
     1,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                   0.30         01/11/2010            999,658
     4,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)                                   0.35         01/20/2010          3,998,056
     2,000,000  CHARTA LLC~++(P)                                                         0.27         12/09/2009          1,999,880
     2,000,000  CHARTA LLC~++(P)                                                         0.26         01/06/2010          1,999,480
     3,000,000  CHARTA LLC~++(P)                                                         0.27         01/15/2010          2,998,988
     4,000,000  CHARTA LLC~++(P)                                                         0.27         01/19/2010          3,998,530
     4,000,000  CHARTA LLC~++(P)                                                         0.24         03/09/2010          3,997,387
     3,000,000  CIESCO LLC~++(P)                                                         0.26         01/06/2010          2,999,220
     4,000,000  CIESCO LLC~++(P)                                                         0.25         01/12/2010          3,998,833
    15,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                                0.28         12/28/2009         14,996,850
     5,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                                0.30         01/05/2010          4,998,542
     1,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)                                0.28         01/06/2010            999,720
     2,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                    0.18         12/14/2009          1,999,870
     1,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                    0.27         12/18/2009            999,873
     2,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                    0.28         01/12/2010          1,999,347
     5,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                    0.35         02/02/2010          4,996,938
     3,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)                                    0.33         02/08/2010          2,998,103
     4,000,000  COMMERZBANK US FINANCE~                                                  0.20         12/02/2009          3,999,978
     4,000,000  COMMERZBANK US FINANCE~                                                  0.19         12/04/2009          3,999,937
     1,000,000  COMMERZBANK US FINANCE~                                                  0.20         12/07/2009            999,967
    15,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                                  0.55         12/01/2009         15,000,000
     2,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                                  0.55         01/13/2010          1,998,686
     2,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)                                  0.56         02/19/2010          1,997,511
     4,000,000  CRC FUNDING LLC~++(P)                                                    0.19         12/04/2009          3,999,937
     5,000,000  CRC FUNDING LLC~++(P)                                                    0.27         12/09/2009          4,999,700
     1,000,000  CRC FUNDING LLC~++(P)                                                    0.26         01/06/2010            999,740
     3,000,000  CRC FUNDING LLC~++(P)                                                    0.27         01/15/2010          2,998,988
     6,000,000  CRC FUNDING LLC~++(P)                                                    0.27         01/20/2010          5,997,750
     5,000,000  CROWN POINT CAPITAL COMPANY~++(P)                                        0.55         01/13/2010          4,996,715
     4,000,000  CROWN POINT CAPITAL COMPANY~++(P)                                        0.56         02/19/2010          3,995,022
    14,000,000  DANSKE CORPORATION~++                                                    0.25         01/11/2010         13,996,094
     3,000,000  DANSKE CORPORATION~++                                                    0.53         01/15/2010          2,998,013
     2,000,000  E.ON AG~++                                                               0.40         12/23/2009          1,999,511
       500,000  E.ON AG~++                                                               0.25         01/11/2010            499,858
     1,000,000  E.ON AG~++                                                               0.27         01/19/2010            999,633
     1,000,000  EBBETS FUNDING LLC~++(P)                                                 0.55         12/03/2009            999,969
     4,000,000  EBBETS FUNDING LLC~++(P)                                                 0.57         12/17/2009          3,998,987
     2,000,000  EBBETS FUNDING LLC~++(P)                                                 0.57         12/18/2009          1,999,462
     4,000,000  EBBETS FUNDING LLC~++(P)                                                 0.62         01/08/2010          3,997,382
     5,000,000  EKSPORTFINANS ASA~++                                                     0.30         01/07/2010          4,998,458
     3,000,000  ELYSIAN FUNDING LLC~++(P)                                                0.50         12/03/2009          2,999,917
     3,000,000  ENTERPRISE FUNDING LLC~++(P)                                             0.27         12/22/2009          2,999,528
     4,000,000  ENTERPRISE FUNDING LLC~++(P)                                             0.25         02/09/2010          3,998,056
     1,000,000  ERASMUS CAPITAL CORPORATION~++(P)                                        0.23         12/07/2009            999,962
     1,000,000  ERASMUS CAPITAL CORPORATION~++(P)                                        0.20         12/14/2009            999,928
     1,556,000  FAIRWAY FINANCE CORPORATION~++(P)                                        0.28         01/06/2010          1,555,564
     4,000,000  FORTIS FUNDING LLC~++                                                    0.20         12/03/2009          3,999,956
     4,000,000  FORTIS FUNDING LLC~++                                                    0.20         12/23/2009          3,999,511
     4,000,000  FORTIS FUNDING LLC~++                                                    0.20         12/28/2009          3,999,400
     3,000,000  GDF SUEZ~++                                                              0.20         12/03/2009          2,999,967
     6,000,000  GDF SUEZ~++                                                              0.20         12/04/2009          5,999,900
     6,000,000  GDF SUEZ~++                                                              0.20         12/09/2009          5,999,733
     5,000,000  GDF SUEZ~++                                                              0.20         12/23/2009          4,999,389
     5,750,000  GEMINI SECURITIES CORPORATION LLC~++(P)                                  0.18         12/10/2009          5,749,741
     4,000,000  GOVCO LLC~++(P)                                                          0.28         12/17/2009          3,999,502

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND                          PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$    5,000,000  GRAMPIAN FUNDING LLC~++(P)                                               0.32%        02/17/2010    $     4,996,533
    13,000,000  GRAMPIAN FUNDING LLC~++(P)                                               0.32         02/19/2010         12,990,756
     8,000,000  GROUPE BPCE~++                                                           0.26         02/19/2010          7,995,378
     1,000,000  ICICI BANK LIMITED (BAHRAIN)~                                            0.80         03/09/2010            997,822
    12,000,000  ING USA FUNDING LLC~                                                     0.18         12/21/2009         11,998,800
     3,000,000  ING USA FUNDING LLC~                                                     0.30         01/22/2010          2,998,700
     2,000,000  ING USA FUNDING LLC~                                                     0.30         02/03/2010          1,998,933
     4,000,000  IRISH LIFE & PERMANENT~++                                                0.58         12/01/2009          4,000,000
     1,000,000  JPMORGAN CHASE BANK~                                                     0.20         01/04/2010            999,811
     1,000,000  KITTY HAWK FUNDING CORPORATION~++(P)                                     0.25         01/21/2010            999,646
     5,000,000  KITTY HAWK FUNDING CORPORATION~++(P)                                     0.25         02/09/2010          4,997,569
    14,000,000  LEXINGTON PARKER CAPITAL~++(P)                                           0.55         12/03/2009         13,999,572
     1,000,000  LEXINGTON PARKER CAPITAL~++(P)                                           0.55         01/14/2010            999,328
     2,000,000  LEXINGTON PARKER CAPITAL~++(P)                                           0.55         01/15/2010          1,998,625
     1,000,000  LIBERTY STREET FUNDING LLC~++(P)                                         0.23         01/25/2010            999,649
     9,000,000  LMA AMERICAS LLC~++                                                      0.18         12/17/2009          8,999,280
     1,000,000  LMA AMERICAS LLC~++                                                      0.19         12/21/2009            999,894
     4,000,000  LMA AMERICAS LLC~++                                                      0.21         01/19/2010          3,998,857
     3,000,000  LMA AMERICAS LLC~++                                                      0.21         01/25/2010          2,999,038
     2,000,000  LOS ANGELES AIRPORT DEPARTMENT~                                          0.50         12/04/2009          1,999,917
     1,000,000  LOUIS DREYFUS CORPORATION~(P)                                            0.33         01/04/2010            999,688
     1,000,000  LOUIS DREYFUS CORPORATION~(P)                                            0.40         01/08/2010            999,578
     1,000,000  LOUIS DREYFUS CORPORATION~(P)                                            0.40         02/16/2010            999,144
     2,000,000  MATCHPOINT MASTER TRUST~++(P)                                            0.24         01/13/2010          1,999,427
     1,000,000  MATCHPOINT MASTER TRUST~++(P)                                            0.24         01/19/2010            999,673
     3,000,000  METLIFE SHORT TERM FUND~++                                               0.45         01/13/2010          2,998,388
     2,000,000  METLIFE SHORT TERM FUND~++                                               0.26         02/22/2010          1,998,801
     4,000,000  METLIFE SHORT TERM FUND~++                                               0.25         02/24/2010          3,997,639
     1,000,000  MONT BLANC CAPITAL CORPORATION~++(P)                                     0.27         12/14/2009            999,903
     1,000,000  MONT BLANC CAPITAL CORPORATION~++(P)                                     0.26         01/14/2010            999,682
     3,000,000  NATIONAL BANK CANADA (NEW YORK)~                                         0.30         01/21/2010          2,998,725
     6,000,000  NATIONAL BANK CANADA (NEW YORK)~                                         0.30         01/25/2010          5,997,250
     1,000,000  NATIONWIDE BUILDING SOCIETY~++                                           0.30         12/28/2009            999,775
     5,000,000  NATIONWIDE BUILDING SOCIETY~++                                           0.50         12/28/2009          4,998,125
     9,000,000  NATIONWIDE BUILDING SOCIETY~++                                           0.29         01/14/2010          8,996,810
     2,000,000  NATIONWIDE BUILDING SOCIETY~++                                           0.30         01/15/2010          1,999,250
     3,000,000  NATIONWIDE BUILDING SOCIETY~++                                           0.47         01/15/2010          2,998,238
     5,000,000  NATIONWIDE BUILDING SOCIETY~++                                           0.40         04/05/2010          4,993,056
     2,000,000  NATIXIS US FINANCE COMPANY~                                              0.22         12/16/2009          1,999,817
     4,000,000  NATIXIS US FINANCE COMPANY~                                              0.23         12/21/2009          3,999,489
     4,000,000  NATIXIS US FINANCE COMPANY~                                              0.23         12/22/2009          3,999,463
     6,000,000  NATIXIS US FINANCE COMPANY~                                              0.30         03/02/2010          5,995,450
     3,000,000  NEWPORT FUNDING CORPORATION~++(P)                                        0.18         12/22/2009          2,999,685
     3,015,000  NEWPORT FUNDING CORPORATION~++(P)                                        0.19         01/13/2010          3,014,316
     4,000,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                                        0.21         12/16/2009          3,999,650
     3,000,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                                        0.27         01/22/2010          2,998,830
     3,000,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                                        0.25         02/11/2010          2,998,500
     1,000,000  OAKLAND-ALAMEDA COUNTY                                                   0.35         12/01/2009          1,000,000
     1,000,000  PORT OF OAKLAND CALIFORNIA~                                              0.25         12/10/2009            999,938
     2,000,000  PRUDENTIAL PLC~++                                                        0.50         01/04/2010          1,999,056
     2,000,000  PRUDENTIAL PLC~++                                                        0.36         02/26/2010          1,998,260
     8,000,000  PRUDENTIAL PLC~++                                                        0.28         03/01/2010          7,994,400
     8,000,000  RANGER FUNDING COMPANY LLC~++(P)                                         0.27         01/20/2010          7,997,000
     3,000,000  RANGER FUNDING COMPANY LLC~++(P)                                         0.25         01/22/2010          2,998,917
     9,000,000  RANGER FUNDING COMPANY LLC~++(P)                                         0.24         02/12/2010          8,995,620
     3,000,000  REGENCY MARKETS #1 LLC~++(P)                                             0.18         12/04/2009          2,999,955
     3,621,000  REGENCY MARKETS #1 LLC~++(P)                                             0.19         12/17/2009          3,620,694
     3,000,000  REGENCY MARKETS #1 LLC~++(P)                                             0.19         12/21/2009          2,999,683
     2,000,000  RHEIN-MAIN SECURITY LIMITED~++(P)                                        0.27         01/11/2010          1,999,385
    15,000,000  RHEIN-MAIN SECURITY LIMITED~++(P)                                        0.35         02/16/2010         14,988,771
     7,000,000  RHEIN-MAIN SECURITY LIMITED~++(P)                                        0.35         02/22/2010          6,994,351
     6,000,000  RHEINGOLD SECURITIZATION~++(P)                                           0.28         12/10/2009          5,999,580
     1,000,000  RHEINGOLD SECURITIZATION~++(P)                                           0.40         01/11/2010            999,544

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND                          PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$    2,000,000  ROMULUS FUNDING CORPORATION~++(P)                                        0.33%        12/15/2009    $     1,999,743
     3,000,000  ROMULUS FUNDING CORPORATION~++(P)                                        0.35         12/18/2009          2,999,504
     3,000,000  ROMULUS FUNDING CORPORATION~++(P)                                        0.30         12/23/2009          2,999,450
     2,000,000  ROMULUS FUNDING CORPORATION~++(P)                                        0.32         01/08/2010          1,999,324
     8,000,000  ROMULUS FUNDING CORPORATION~++(P)                                        0.35         02/17/2010          7,993,933
     5,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED~               0.60         06/15/2010          4,983,667
     2,000,000  SCALDIS CAPITAL LLC~++(P)                                                0.24         12/07/2009          1,999,920
     3,000,000  SCALDIS CAPITAL LLC~++(P)                                                0.25         12/07/2009          2,999,875
     4,000,000  SCALDIS CAPITAL LLC~++(P)                                                0.24         12/09/2009          3,999,787
     1,000,000  SCALDIS CAPITAL LLC~++(P)                                                0.24         12/10/2009            999,940
     2,000,000  SCALDIS CAPITAL LLC~++(P)                                                0.24         12/17/2009          1,999,787
     4,000,000  SCALDIS CAPITAL LLC~++(P)                                                0.25         12/18/2009          3,999,528
     7,000,000  SHEFFIELD RECEIVABLES~++(P)                                              0.22         02/10/2010          6,996,963
    20,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT~++                              0.21         02/26/2010         19,989,850
     1,350,000  SOLITAIRE FUNDING LLC~++(P)                                              0.38         01/04/2010          1,349,516
     2,000,000  SOLITAIRE FUNDING LLC~++(P)                                              0.34         01/08/2010          1,999,282
    10,000,000  SOLITAIRE FUNDING LLC~++(P)                                              0.31         01/19/2010          9,995,781
     7,000,000  SOLITAIRE FUNDING LLC~++(P)                                              0.31         01/20/2010          6,996,986
     1,000,000  STARBIRD FUNDING CORPORATION~++(P)                                       0.15         12/01/2009          1,000,000
     1,000,000  STARBIRD FUNDING CORPORATION~++(P)                                       0.20         12/07/2009            999,967
     1,000,000  STARBIRD FUNDING CORPORATION~++(P)                                       0.18         12/14/2009            999,935
     4,000,000  STARBIRD FUNDING CORPORATION~++(P)                                       0.24         01/15/2010          3,998,800
     1,000,000  STARBIRD FUNDING CORPORATION~++(P)                                       0.23         01/21/2010            999,674
     4,000,000  SUMITOMO TRUST & BANK (NEW YORK)~                                        0.21         12/18/2009          3,999,603
     1,000,000  SURREY FUNDING CORPORATION~++(P)                                         0.21         02/17/2010            999,545
     2,000,000  SWEDBANK AB~++                                                           0.55         12/15/2009          1,999,572
     8,000,000  SWEDBANK AB~++                                                           0.55         12/22/2009          7,997,433
     5,000,000  SWEDBANK AB~++                                                           0.87         02/09/2010          4,991,542
     5,000,000  SWEDBANK AB~++                                                           0.89         02/16/2010          4,990,482
     2,000,000  TASMAN FUNDING INCORPORATED~++(P)                                        0.24         12/15/2009          1,999,813
     2,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                     0.26         12/14/2009          1,999,812
       701,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                     0.27         12/18/2009            700,911
     2,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                     0.25         01/07/2010          1,999,486
    12,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                     0.23         01/15/2010         11,996,550
     2,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                                     0.25         01/19/2010          1,999,319
     5,000,000  THUNDER BAY FUNDING LLC~++(P)                                            0.26         01/25/2010          4,998,014
     7,000,000  TICONDEROGA FUNDING LLC~++(P)                                            0.18         12/10/2009          6,999,685
    10,000,000  TULIP FUNDING CORPORATION~++(P)                                          0.27         12/01/2009         10,000,000
     6,000,000  TULIP FUNDING CORPORATION~++(P)                                          0.19         12/07/2009          5,999,810
     1,000,000  TULIP FUNDING CORPORATION~++(P)                                          0.18         12/18/2009            999,915
     4,000,000  TULIP FUNDING CORPORATION~++(P)                                          0.25         01/07/2010          3,998,972
     1,000,000  UNICREDIT DELAWARE INCORPORATED~++                                       0.35         12/17/2009            999,844
       700,000  UNICREDIT DELAWARE INCORPORATED~++                                       0.40         01/05/2010            699,728
     5,000,000  UNICREDIT DELAWARE INCORPORATED~++                                       0.36         01/12/2010          4,997,929
     4,000,000  UNICREDIT DELAWARE INCORPORATED~++                                       0.29         03/03/2010          3,997,036
    10,000,000  UNICREDITO ITALIANO BANK IRELAND~++                                      0.43         02/03/2010          9,992,356
     9,000,000  VERSAILLES COMMERCIAL PAPER LLC~++(P)                                    0.55         12/03/2009          8,999,725
     3,000,000  VERSAILLES COMMERCIAL PAPER LLC~++(P)                                    0.50         12/11/2009          2,999,583
     3,000,000  VERSAILLES COMMERCIAL PAPER LLC~++(P)                                    0.50         12/18/2009          2,999,292
     1,000,000  VICTORY RECEIVABLES CORPORATION~++(P)                                    0.15         12/01/2009          1,000,000
     3,000,000  VICTORY RECEIVABLES CORPORATION~++(P)                                    0.19         12/08/2009          2,999,889
     1,000,000  VICTORY RECEIVABLES CORPORATION~++(P)                                    0.19         12/10/2009            999,953
     2,000,000  WESTPAC SECURITIES NZ LIMITED~++                                         0.26         02/02/2010          1,999,090
     5,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                       0.31         08/20/2010          5,000,000
     5,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                       0.36         11/05/2010          5,000,000
     1,000,000  WINDMILL FUNDING CORPORATION~++(P)                                       0.28         01/15/2010            999,650
     3,000,000  YORKTOWN CAPITAL LLC~++(P)                                               0.25         01/19/2010          2,998,979
     2,000,000  YORKTOWN CAPITAL LLC~++(P)                                               0.26         01/20/2010          1,999,278
     4,000,000  YORKTOWN CAPITAL LLC~++(P)                                               0.25         01/21/2010          3,998,583
     1,000,000  YORKTOWN CAPITAL LLC~++(P)                                               0.25         01/22/2010            999,639

TOTAL COMMERCIAL PAPER (COST $871,504,804)                                                                              871,504,804
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND                          PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE

CORPORATE BONDS & NOTES: 2.83%
$    8,000,000  BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-              0.23%        02/05/2010    $     8,000,000
     2,000,000  BBVA US SENIOR SAU+/-++                                                  0.35         03/12/2010          2,000,271
     5,000,000  CITIBANK NA+/-                                                           0.33         09/30/2010          5,000,000
    12,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                       0.43         06/04/2010         12,000,000
     5,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                       0.39         06/24/2010          5,000,000
     2,000,000  CREDIT SUISSE USA INCORPORATED+/-                                        0.52         01/15/2010          2,000,684
     1,970,000  GBG LLC+/-SS.++                                                          0.45         09/01/2027          1,970,000
     4,940,000  LTF REAL ESTATE VRDN I LLC+/-SS.++                                       0.35         06/01/2033          4,940,000
     4,000,000  PNC FUNDING CORPORATION+/-SS.                                            0.57         06/22/2011          4,020,688
     2,000,000  SANTANDER US DEBT SA UNIPERSONAL+/-++                                    0.33         07/23/2010          1,995,562
       600,000  SEARIVER MARITIME INCORPORATED+/-SS.(I)                                  0.85         10/01/2011            600,000

TOTAL CORPORATE BONDS & NOTES (COST $47,527,219)                                                                         47,527,205
                                                                                                                    ---------------

MEDIUM TERM NOTES: 1.01%
     3,000,000  BNP PARIBAS+/-                                                           0.62         03/10/2010         3,003,056
     2,000,000  EKSPORTFINANS A/S+/-                                                     0.70         06/11/2010         2,000,000
     3,000,000  EUROPEAN INVESTMENT BANK                                                 0.92         01/26/2010         3,002,658
     6,000,000  JPMORGAN CHASE & COMPANY+/-                                              0.32         05/07/2010         6,001,757
     3,000,000  US BANCORP+/-                                                            0.73         06/04/2010         3,006,993

TOTAL MEDIUM TERM NOTES (COST $17,014,464)                                                                               17,014,464
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES: 8.49%
     6,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                OSHMAN FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE,
                LASALLE NATIONAL BANK NA LOC)+/-SS.                                      0.20         06/01/2037          6,000,000
     3,145,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                GENEVA POINTE APARTMENTS A (HOUSING REVENUE, FNMA INSURED)+/-SS.         0.28         03/15/2037          3,145,000
     2,000,000  CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION
                (IDR, NATIXIS LOC)+/-SS.                                                 0.22         07/01/2026          2,000,000
     1,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY (COLLEGE & UNIVERSITY
                REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                   0.25         10/01/2043          1,000,000
     1,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK JEWISH
                COMMUNITY CENTER SERIES A (OTHER REVENUE, BANK OF AMERICA
                NA LOC)+/-SS.                                                            0.20         12/01/2031          1,000,000
     2,500,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH AMERICA
                SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.                   0.37         07/01/2024          2,500,000
     3,000,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC COMPANY (IDR, JPMORGAN
                CHASE & COMPANY LOC)+/-SS.                                               0.23         11/01/2026          3,000,000
     1,300,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (ELECTRIC,
                POWER & LIGHTING REVENUE, FIRST SECURITY BANK INSURED)+/-SS.             0.30         05/01/2022          1,300,000
     3,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
                FIRST SECURITY BANK INSURED)+/-SS.                                       0.22         05/01/2017          3,000,000
     1,500,000  CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M (MFHR,
                FNMA INSURED)+/-SS.                                                      0.28         08/15/2034          1,500,000
     2,000,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR,
                FNMA INSURED)+/-SS.                                                      0.27         10/15/2026          2,000,000
     5,000,000  CENTRAL PLAINS NE ENERGY PROJECT NUMBER 2 (OTHER REVENUE)+/-SS.          0.25         08/01/2039          5,000,000
     3,000,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.              0.24         02/01/2038          3,000,000
     2,000,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES C1 (OTHER REVENUE,
                JPMORGAN CHASE BANK LOC)+/-SS.                                           0.30         11/01/2033          2,000,000
     8,400,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CLASS I
                SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/-SS.                        0.40         05/01/2038          8,400,000
     2,000,000  COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY PROJECT
                B II (HOUSING REVENUE, FNMA INSURED)+/-SS.                               0.30         05/01/2049          2,000,000
     9,000,000  DENVER COMPANY CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
                REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  0.40         12/15/2037          9,000,000
     4,000,000  FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES C
                (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-SS.                         0.23         10/01/2035          4,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND                          PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES (continued)
$    2,000,000  HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER REVENUE,
                BANK OF AMERICA NA LOC)+/-SS.                                            0.27%        05/15/2034    $     2,000,000
     2,000,000  HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK OF
                AMERICA NA LOC)+/-SS.                                                    0.27         05/15/2034          2,000,000
     6,000,000  HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE, BANK
                OF AMERICA NA LOC)+/-SS.                                                 0.27         05/15/2034          6,000,000
       500,000  ILLINOIS FINANCE AUTHORITY BELOIT MEMORIAL HOSPITAL INCORPORATED
                SERIES A (HOSPITAL REVENUE, RADIAN INSURED)+/-SS.                        0.24         04/01/2036            500,000
     1,000,000  ILLINOIS FINANCE AUTHORITY PROVENA HEALTH SERIES B (HOSPITAL
                REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                                  0.19         08/15/2044          1,000,000
       985,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                FHLMC INSURED)+/-SS.                                                     0.30         07/01/2035            985,000
       500,000  LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC
                INSURED)+/-SS.                                                           0.26         08/01/2018            500,000
       500,000  LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS SERIES A
                (MFHR, FHLMC INSURED)+/-SS.                                              0.30         10/01/2019            500,000
     1,500,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                REVENUE, FHLMC INSURED)+/-SS.                                            0.35         09/01/2030          1,500,000
     8,000,000  LOUISIANA PUBLIC FACILITIES AUTHORITY DYNAMIC FUELS LLC PROJECT
                (IDR, JPMORGAN CHASE BANK LOC)+/-SS.                                     0.19         10/01/2033          8,000,000
     2,450,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B (OTHER
                REVENUE, CITIBANK NA LOC)+/-SS.                                          0.30         10/01/2031          2,450,000
     2,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN WEATHERLY
                RIDGE APARTMENTS (HOUSING REVENUE, US BANK NA LOC)+/-SS.                 0.30         12/01/2041          2,000,000
     1,000,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
                CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-SS.          0.23         08/15/2037          1,000,000
       500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-SS.          0.23         08/15/2037            500,000
     1,500,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
                FACILITY ESSENTIAL C4 (HCFR, ASSURED GUARANTEE AGREEMENT)+/-SS.          0.24         02/15/2030          1,500,000
     6,560,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK OF
                AMERICA NA LOC)+/-SS.                                                    0.32         11/01/2028          6,559,715
     2,945,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE,
                BANK OF AMERICA NA LOC)+/-SS.                                            0.24         02/01/2036          2,945,000
     2,500,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING
                LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.                  0.23         07/01/2038          2,500,000
     1,000,000  NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
                (TOLL ROAD REVENUE, NATL-RE FGIC INSURED, SOCIETE
                GENERALE LOC)+/-SS.                                                      0.31         01/01/2018          1,000,000
     1,000,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY SERIES G
                (TRANSPORTATION REVENUE, BANQUE NATIONALE PARIS LOC)+/-SS.               0.20         11/01/2026          1,000,000
     2,000,000  NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
                (OTHER REVENUE, FGIC INSURED)+/-SS.                                      0.40         07/15/2036          2,000,000
     1,000,000  NEW YORK NY IDA SERIES B (IDR, BANK OF AMERICA NA LOC)+/-SS.             0.22         11/01/2039          1,000,000
     1,500,000  NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B
                (OTHER REVENUE, BANK OF NEW YORK LOC)+/-SS.                              0.90         11/01/2041          1,500,000
       990,000  OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I (HOUSING
                REVENUE, GNMA INSURED)+/-SS.                                             0.30         09/01/2039            990,000
     1,000,000  PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT
                (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-SS.                   0.30         06/01/2032          1,000,000
     6,000,000  PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA
                NA LOC)+/-SS.                                                            0.22         02/01/2035          6,000,000
       500,000  PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA ENTERPRISES SERIES C
                (OTHER REVENUE)+/-SS.                                                    0.18         12/01/2039            500,000
     1,000,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS
                LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.        0.37         10/01/2038          1,000,000
     1,000,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-SS.           0.26         03/01/2037          1,000,000
     2,000,000  RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA
                NA LOC)+/-SS.                                                            0.22         10/01/2035          2,000,000
       500,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                (HOUSING REVENUE, FNMA INSURED)+/-SS.                                    0.27         01/15/2033            500,000
       500,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
                SERIES B (HOUSING REVENUE, FNMA INSURED)+/-SS.                           0.26         01/15/2035            500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND                          PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL       SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES (continued)
$    3,435,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION CA MOSCONE
                CENTER (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-SS.                     0.24%        04/01/2030    $     3,435,000
     1,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA
                NA LOC)+/-SS.                                                            0.22         08/01/2032          1,000,000
     1,800,000  SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)+/-SS.         0.36         09/15/2032          1,800,000
     3,000,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A (PCR,
                BARCLAYS BANK PLC LOC)+/-SS.                                             0.21         07/01/2015          3,000,000
       500,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
                REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-SS.                           0.30         06/01/2045            500,000
       500,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER FRANCES
                HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-SS.                   0.30         07/01/2020            500,000
     4,000,000  UMATILLA INDIAN RESERVATION OR CONFEDERATED TRIBES (OTHER REVENUE,
                BANK OF AMERICA NA LOC)+/-SS.                                            0.30         12/01/2028          4,000,000
     5,000,000  VERMONT STUDENT ASSISTANCE CORPORATION EDUCATION LOAN SERIES C-1
                (OTHER REVENUE, LLOYDS BANK LOC)+/-SS.                                   0.29         12/15/2040          5,000,000
     1,000,000  WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD APARTMENTS
                PROJECT SERIES A (MFHR, FNMA INSURED)+/-SS.                              0.33         05/15/2035          1,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $142,509,715)                                                                       142,509,715
                                                                                                                    ---------------

REPURCHASE AGREEMENTS: 17.86%
    38,900,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $38,900,173)                                  0.16         12/01/2009         38,900,000
     5,000,000  BANK OF AMERICA SECURITIZATION LLC - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $5,000,033)                        0.24         12/01/2009          5,000,000
     2,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $2,000,013)                        0.24         12/01/2009          2,000,000
   100,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $100,000,472)                                 0.17         12/01/2009        100,000,000
   100,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $100,000,472)                                 0.17         12/01/2009        100,000,000
     6,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $6,000,040)                                   0.24         12/01/2009          6,000,000
    32,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $32,000,142)                                  0.16         12/01/2009         32,000,000
     6,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $6,000,044)                                   0.27         12/01/2009          6,000,000
    10,000,000  RBS SECURITIES INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $10,000,050)                                  0.18         12/01/2009         10,000,000

TOTAL REPURCHASE AGREEMENTS (COST $299,900,000)                                                                         299,900,000
                                                                                                                    ---------------

SECURED MASTER NOTE AGREEMENT: 1.94%
    21,112,000  BANK OF AMERICA SECURITIES LLC+/-SS.                                     0.43         09/09/2034         21,112,000
    11,488,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-SS.                              0.63         09/09/2049         11,488,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $32,600,000)                                                                   32,600,000
                                                                                                                    ---------------

TIME DEPOSITS: 9.17%
    21,000,000  BANCO SANTANDER MADRID                                                   0.18         12/01/2009         21,000,000
    15,000,000  BANK OF IRELAND                                                          0.35         12/01/2009         15,000,000
     9,000,000  BANK OF IRELAND                                                          0.50         12/02/2009          9,000,000
    21,000,000  BNP PARIBAS PARIS                                                        0.16         12/01/2009         21,000,000
    15,000,000  DANSKE BANK A S COPENHAGEN                                               0.20         12/02/2009         15,000,000
     9,000,000  DEXIA BANK GRAND CAYMAN                                                  0.26         12/02/2009          9,000,000
     9,000,000  DEXIA CREDIT LOCAL DE FRANCE                                             0.27         12/04/2009          9,000,000
     9,000,000  DEXIA CREDIT LOCAL DE FRANCE                                             0.26         12/07/2009          9,000,000
    30,000,000  KBC BANK NV BRUSSELS                                                     0.18         12/01/2009         30,000,000
    16,000,000  SOCIETE GENERALE (PARIS)                                                 0.18         12/01/2009         16,000,000

TOTAL TIME DEPOSITS (COST $154,000,000)                                                                                 154,000,000
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND                          PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND


TOTAL INVESTMENTS IN SECURITIES
(COST $1,695,147,560)*                                                                 100.95%                      $ 1,695,147,560

OTHER ASSETS AND LIABILITIES, NET                                                       (0.95)                          (15,979,052)
                                                                                       -------                      ---------------

TOTAL NET ASSETS                                                                       100.00%                      $ 1,679,168,508
                                                                                       -------                      ---------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(P) ASSET-BACKED COMMERCIAL PAPER.

(I) ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Funds and their holdings, please see the Fund's most recent prospectus and annual report.

SECURITY VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

      Level 1 - quoted prices in active markets for identical investments

      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments in securities:

                                                          SIGNIFICANT OTHER  SIGNIFICANT UNOBSERVABLE
                                            QUOTED PRICE  OBSERVABLE INPUTS          INPUTS            TOTAL FAIR VALUE AS OF
INVESTMENTS IN SECURITIES                      LEVEL 1         LEVEL 2               LEVEL 3                  11/30/2009
OVERLAND EXPRESS SWEEP FUND
  Commercial paper                             $    0       $  871,504,804           $    0                 $   871,504,804
  Corporate debt securities                         0           97,141,669                0                      97,141,669
  Debt securities issued by states in the
   U.S. and its political subdivisions              0          142,509,715                0                     142,509,715
  Repurchase agreements                             0          299,900,000                0                     299,900,000
  Other                                             0          284,091,372                0                     284,091,372
                                               ------       --------------           ------                 ---------------
                                               $    0       $1,695,147,560           $    0                 $ 1,695,147,560
                                               ------       --------------           ------                 ---------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                 PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       CALIFORNIA MUNICIPAL MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER: 7.38%
$      4,400,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                     0.20%      01/06/2010     $       4,400,000
       2,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                     0.25       02/04/2010             2,000,000
       4,645,000  DSRD EAST BAY MUD RECREATIONAL WATER AUTHORITY                       0.22       12/08/2009             4,645,000
       4,515,000  GOLDEN GATE BRIDGE, HIGHWAY & TRANSPORTATION DISTRICT                0.25       01/12/2010             4,515,000
         900,000  RIVERSIDE COUNTY TETER FINANCING                                     0.23       12/09/2009               900,000
       5,800,000  SACRAMENTO MUD                                                       0.40       01/15/2010             5,800,000
         985,000  SAN DIEGO REGIONAL AIRPORT AUTHORITY                                 0.37       03/11/2010               985,000
       3,615,000  SAN DIEGO REGIONAL AIRPORT AUTHORITY                                 0.40       12/03/2009             3,615,000
       3,120,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                            0.35       01/13/2010             3,120,000
       1,575,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                            0.40       12/09/2009             1,575,000
       1,575,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                            0.45       01/12/2010             1,575,000
       4,115,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                 0.27       01/14/2010             4,115,000

TOTAL COMMERCIAL PAPER (COST $37,245,000)                                                                               37,245,000
                                                                                                                 -----------------

MUNICIPAL BONDS & NOTES: 92.60%

CALIFORNIA: 91.61%
       2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  BERKELEYAN PROJECT A (OTHER REVENUE, FNMA INSURED)+/-SS.             0.34       05/15/2033             2,000,000
       5,500,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  BRANSON SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                           0.40       07/01/2038             5,500,000
       1,375,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  CHARLESTON PROJECT (HOUSING REVENUE, LASALLE NATIONAL BANK NA
                  LOC)+/-SS.                                                           0.22       06/01/2037             1,375,000
       7,905,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  MARIN COUNTRY DAY SCHOOL (PRIVATE SCHOOL REVENUE, US BANK NA
                  LOC)+/-SS.                                                           0.22       07/01/2037             7,905,000
       3,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE, FNMA
                  INSURED)+/-SS.                                                       0.34       07/15/2035             3,000,000
       3,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  MFHR GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE, FNMA
                  INSURED)+/-SS.                                                       0.34       09/15/2032             3,100,000
       2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  SAINT ANTHONY FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                                           0.26       03/01/2037             2,000,000
       1,800,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  SHARP HEALTHCARE SERIES D (HOSPITAL REVENUE, CITIBANK NA
                  LOC)+/-SS.                                                           0.22       08/01/2035             1,800,000
       4,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  THE HEAD-ROYCE SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                                                0.26       09/01/2036             4,000,000
       5,720,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION SCHOOLS
                  SACRED HEART SERIES FB (PRIVATE SCHOOL REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                                                0.22       06/01/2030             5,720,000
       1,120,000  ALAMEDA CA PFA SERIES A (HOUSING REVENUE, FNMA INSURED)+/-SS.        0.22       05/15/2035             1,120,000
       2,000,000  ANAHEIM CA HOUSING AUTHORITY COBBLESTONE APARTMENTS SERIES B
                  (MFHR, FNMA INSURED)+/-SS.                                           0.31       03/15/2033             2,000,000
         911,500  ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY
                  BANK LOC)+/-SS.                                                      0.30       08/01/2013               911,500
       2,280,000  BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                              0.38       09/01/2035             2,280,000
      13,290,000  BURBANK CALIFORNIA RDA MFHR ISSUE A (HOUSING REVENUE, FHLB
                  INSURED)+/-SS.                                                       0.22       11/01/2010            13,290,000
         290,000  CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
                  CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE)+/-SS.                0.30       10/01/2020               290,000
         830,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA
                  INSTITUTE OF TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY
                  REVENUE, GO OF INSTITUTION INSURED)+/-SS.                            0.20       10/01/2036               830,000
       8,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
                  UNIVERSITY (OTHER REVENUE, SOVEREIGN BANK FSB LOC)+/-SS.             0.75       11/01/2042             8,500,000
       6,250,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF LA
                  VERNE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                           0.40       03/01/2038             6,250,000
       5,100,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CALIFORNIA ACADEMY SERIES A (OTHER REVENUE, US BANK NA
                  LOC)+/-SS.                                                           0.20       09/01/2038             5,100,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                 PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       CALIFORNIA MUNICIPAL MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$      4,500,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
                  ANGELES COUNTY MUSEUM SERIES B (RECREATIONAL FACILITIES
                  REVENUE, BANK OF NEW YORK LOC)+/-SS.                                 0.20%      09/01/2037     $       4,500,000
         400,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
                  FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY
                  REVENUE, MELLON BANK NA LOC)+/-SS.                                   0.22       09/01/2036               400,000
       1,980,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR
                  II R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)+/-SS.                  0.22       07/01/2030             1,980,000
       2,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAGE
                  HILL SCHOOL PROJECT (OTHER REVENUE, AIB GROUP LOC)+/-SS.             0.37       06/01/2038             2,000,000
       1,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  SOUTHERN CA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH
                  BANK PLC LOC)+/-SS.                                                  0.38       10/01/2025             1,000,000
       3,825,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST.
                  MARGARETS EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK
                  PLC LOC)+/-SS.                                                       0.40       01/01/2038             3,825,000
       5,000,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY PACIFIC INSTITUTE
                  SERIES A (HOUSING REVENUE)+/-SS.                                     0.22       08/01/2037             5,000,000
       3,500,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY SERRA CATHOLIC SCHOOL
                  (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.            0.40       05/01/2039             3,500,000
       1,000,000  CALIFORNIA PCA BP WEST COAST PRODUCT LLC (OTHER REVENUE)+/-SS.       0.18       01/01/2043             1,000,000
       1,125,000  CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE, BANQUE
                  NATIONALE PARIS LOC)+/-SS.                                           0.27       11/01/2017             1,125,000
       4,425,000  CALIFORNIA SCRIPPS HEALTH SERIES B (HEFAR, WACHOVIA BANK
                  LOC)+/-SS. (Q)                                                       0.21       10/01/2031             4,425,000
       4,525,000  CALIFORNIA SCRIPPS HEALTH SERIES F (HEFAR, NORTHERN TRUST
                  CORPORATION LOC)+/-SS.                                               0.19       10/01/2031             4,525,000
       4,700,000  CALIFORNIA SERIES B (HFFA REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                                           0.20       09/01/2028             4,700,000
       3,400,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER
                  REVENUE, BNP PARIBAS LOC)+/-SS.                                      0.22       05/01/2022             3,400,000
       3,810,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                  WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST
                  COMPANY NA LOC)+/-SS.                                                0.19       05/01/2022             3,810,000
       5,030,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9 (ELECTRIC
                  REVENUE, CITIBANK NA LOC)+/-SS.                                      0.20       05/01/2022             5,030,000
       1,820,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13
                  (UTILITIES REVENUE, FIRST SECURITY BANK LOC)+/-SS.                   0.30       05/01/2022             1,820,000
      11,800,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G1 (WATER
                  REVENUE, BANK OF NOVA SCOTIA LOC)+/-SS.                              0.20       05/01/2011            11,800,000
         890,000  CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-SS.                                                0.30       06/01/2016               890,000
       3,565,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C11 (SALES TAX
                  REVENUE, BNP PARIBAS LOC)+/-SS.                                      0.20       07/01/2023             3,565,000
       2,300,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C16 (SALES TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                              0.40       07/01/2023             2,300,000
       2,750,000  CALIFORNIA STATE EDFA JOSEPH SCHMIDT PROJECT SERIES A (IDR,
                  BANQUE NATIONALE PARIS LOC)+/-SS.                                    0.36       12/01/2026             2,750,000
       2,175,000  CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC
                  INSURED)+/-SS.                                                       0.52       04/01/2010             2,175,000
       3,500,000  CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE, CALYON
                  BANK LOC)+/-SS.                                                      0.22       05/01/2040             3,500,000
       8,000,000  CALIFORNIA STATE SERIES B5 (OTHER REVENUE, CITIBANK NA
                  LOC)+/-SS.                                                           0.22       05/01/2034             8,000,000
       5,100,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                  INSURED)+/-SS.                                                       0.36       07/01/2027             5,100,000
       2,855,000  CALIFORNIA STATEWIDE CDA ARBOR RIDGE APARTMENTS SERIES B
                  (MFHR, FHLMC INSURED)+/-SS.                                          0.31       11/01/2036             2,855,000
       1,900,000  CALIFORNIA STATEWIDE CDA CULINARY INSTITUTE OF AMERICA (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                            0.38       10/01/2038             1,900,000
       4,000,000  CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C
                  (MFHR, FHLMC INSURED)+/-SS.                                          0.26       01/01/2038             4,000,000
         720,000  CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/-SS.                          0.19       12/01/2036               720,000
       4,660,000  CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS
                  SERIES A COLLATERALIZED BY FHLB (MFHR, EAST WEST BANK
                  LOC)+/-SS.                                                           0.35       02/01/2028             4,660,000
       3,800,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE,
                  FNMA INSURED)+/-SS.                                                  0.29       04/15/2035             3,800,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       CALIFORNIA MUNICIPAL MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$      3,900,000  CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL
                  SCHOOLS A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                           0.40%      05/01/2026     $       3,900,000
       5,185,000  CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES B
                  (HCFR, BANK OF THE WEST LOC)+/-SS.                                   0.20       08/15/2047             5,185,000
         200,000  CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                                                0.20       07/01/2034               200,000
       2,100,000  CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-SS.                                                0.37       05/15/2018             2,100,000
         830,000  CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC
                  (MFHR, FNMA INSURED)+/-SS.                                           0.29       11/15/2039               830,000
       3,605,000  CALIFORNIA STATEWIDE CDA VILLAGE AT SHAW APARTMENTS SERIES E
                  (MFHR, FNMA INSURED)+/-SS.                                           0.31       11/15/2035             3,605,000
       2,000,000  CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/-SS.                          0.41       06/01/2039             2,000,000
       1,755,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
                  INSURED)+/-SS.                                                       0.27       10/15/2026             1,755,000
       1,300,000  CONTRA COSTA COUNTY CA MFHR SERIES B (MFHR, FNMA
                  INSURED)+/-SS.                                                       0.22       11/15/2022             1,300,000
       5,000,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES 445 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                              0.27       08/01/2032             5,000,000
       6,695,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-287 (OTHER
                  REVENUE, NATL-RE INSURED)+/-SS.                                      0.24       09/01/2037             6,695,000
       8,800,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                              0.24       02/01/2038             8,800,000
         720,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                              0.24       08/01/2028               720,000
         110,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                              0.24       08/01/2031               110,000
         110,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY TAX
                  REVENUE, NATL-RE INSURED)+/-SS.                                      0.25       08/01/2031               110,000
       2,155,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                              0.24       08/01/2033             2,155,000
       1,395,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649 (PROPERTY TAX
                  REVENUE, NATL-RE INSURED)+/-SS.                                      0.24       06/01/2031             1,395,000
         325,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500 (OTHER
                  REVENUE, AMBAC INSURED)+/-SS.                                        0.27       11/01/2038               325,000
       1,695,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525 (OTHER
                  REVENUE, FGIC INSURED)+/-SS.                                         0.24       06/01/2035             1,695,000
         705,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625 (OTHER
                  REVENUE, AMBAC INSURED)+/-SS.                                        0.24       06/01/2028               705,000
       3,205,000  EAST BAY CA MUD SERIES A1 (WATER REVENUE)+/-SS.                      0.28       06/01/2026             3,205,000
       3,215,000  EAST BAY CA MUD SERIES A2 (WATER REVENUE)+/-SS.                      0.28       06/01/2026             3,215,000
         895,000  EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)+/-SS.                                           0.30       06/01/2027               895,000
       2,810,000  EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER AGENCY
                  SERIES A (LEASE REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)+/-SS.                                                           0.25       03/01/2036             2,810,000
       3,545,000  ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT COP SERIES B
                  (WATER & SEWER REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.             0.35       07/01/2035             3,545,000
       5,600,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES
                  3123 (OTHER REVENUE)+/-SS.++                                         0.34       06/01/2045             5,600,000
       7,425,000  GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT ROCS RR II
                  R-11519 (PROPERTY TAX REVENUE, CITY NATIONAL BANK
                  LOC)+/-SS.                                                           0.26       08/01/2023             7,425,000
       7,705,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-SS.                       1.45       02/01/2028             7,705,000
       4,875,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-SS.                       1.45       02/01/2038             4,875,000
       3,120,000  HIGHLAND CA RDA JEFFREY COURT SENIOR APARTMENTS (MFHR, FHLB
                  INSURED)+/-SS.                                                       0.65       03/01/2028             3,120,000
       3,435,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                  #97-17 (OTHER REVENUE, STATE STREET BANK & TRUST LOC)+/-SS.          0.20       09/02/2023             3,435,000
       2,325,000  JPMORGAN CHASE PUTTERS DRIVERS TRUST (PROPERTY TAX REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-SS++                                      0.30       08/01/2015             2,325,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

      CALIFORNIA MUNICIPAL MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$      3,935,000  JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3547 (WATER
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.++                              0.30%      07/01/2017     $       3,935,000
       2,000,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                  PROJECT SERIES C (HOUSING REVENUE, FNMA INSURED)+/-SS.                 0.23       12/01/2026             2,000,000
       3,100,000  LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL APARTMENTS
                  PROJECT (HOUSING REVENUE, HSBC USA NA LOC)+/-SS.                       0.25       12/01/2038             3,100,000
       1,790,000  LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              0.40       12/01/2035             1,790,000
       3,280,000  LOS ANGELES CA COP NOTRE DAME HIGH SCHOOL SERIES A (LEASE
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              0.40       09/01/2036             3,280,000
       2,500,000  LOS ANGELES CA COP SAMUEL A FRYER YAVNEY SERIES A (COLLEGE &
                  UNIVERSITY REVENUE)+/-SS.                                              0.25       08/01/2038             2,500,000
       2,175,000  LOS ANGELES CA COP WINDWARD SERIES A (PRIVATE SCHOOL REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       0.40       07/01/2037             2,175,000
       2,525,000  LOS ANGELES CA DW&P ROCS RR II R-11531 (WATER & SEWER
                  REVENUE, NATL-RE INSURED)+/-SS.                                        0.26       07/01/2025             2,525,000
       6,275,000  LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)+/-SS.                                             0.20       07/01/2035             6,275,000
       1,200,000  LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK
                  OF NOVA SCOTIA LOC)+/-SS.                                              0.20       06/01/2028             1,200,000
       2,995,000  LOS ANGELES CA WASTE WATER SYSTEM SERIES 2254 (OTHER REVENUE,
                  NATL-RE INSURED)+/-SS.                                                 0.30       06/01/2013             2,995,000
       1,330,000  LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER REVENUE,
                  BANK OF AMERICA NA LOC)+/-SS.                                          0.22       06/01/2032             1,330,000
         535,000  LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE,
                  FIRST SECURITY BANK LOC)+/-SS.                                         0.30       01/01/2014               535,000
       1,200,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  SERIES C3 (SALES TAX REVENUE, SUMITOMO MITSUI BANK
                  LOC)+/-SS.                                                             0.25       07/01/2025             1,200,000
       1,450,000  MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION
                  REVENUE, STATE STREET BANK & TRUST LOC)+/-SS.                          0.22       10/01/2042             1,450,000
       2,230,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                  ALLOCATION REVENUE, AMBAC INSURED)+/-SS.                               0.22       01/01/2031             2,230,000
       2,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS (WATER
                  REVENUE, CITIBANK NA LOC)+/-SS.++                                      0.25       02/01/2015             2,000,000
       4,200,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS CLASS A
                  (WATER REVENUE, CITIBANK NA LOC)+/-SS.                                 0.25       07/01/2037             4,200,000
         125,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                  SERIES C (WATER REVENUE )+/-SS.                                        0.24       07/01/2027               125,000
      20,825,000  MODESTO CA PUBLIC FINANCING AUTHORITY (LEASE REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                                                  0.22       09/01/2033            20,825,000
       4,585,000  MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT
                  PROJECT A (OTHER REVENUE, SCOTIA BANK LOC)+/-SS.                       0.22       09/01/2033             4,585,000
       8,740,000  NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A
                  (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.             0.25       07/01/2032             8,740,000
      12,908,000  NORTHSTAR CA COMMUNITY HOUSING CORPORATION SERIES A (MFHR, US
                  BANK NA LOC)+/-SS.                                                     0.27       06/01/2041            12,908,000
       1,050,000  OCEANSIDE CA ACE-SHADOW WAY (HOUSING REVENUE, FNMA INSURED)+/-SS.      0.22       03/01/2049             1,050,000
         830,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
                  HARBOR POINT PROJECT (HOUSING REVENUE, FHLMC INSURED)+/-SS.            0.22       12/01/2022               830,000
       2,640,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                                             0.26       03/01/2037             2,640,000
       1,000,000  RIVERSIDE CA ELECTRIC PUTTERS SERIES 3042Z (ELECTRIC REVENUE,
                  FIRST SECURITY BANK LOC)+/-SS.++                                       0.26       04/01/2016             1,000,000
       4,960,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                  LOC)+/-SS.                                                             0.27       02/01/2035             4,960,000
       1,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MULTIFAMILY HOUSING
                  REVENUE (HOUSING REVENUE, FNMA INSURED)+/-SS.                          0.22       07/15/2029             1,000,000
       3,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK
                  APARTMENT SERIES I (HOUSING REVENUE, FNMA  INSURED)+/-SS.              0.28       05/15/2034             3,000,000
         860,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PARK
                  APARTMENTS ISSUE E (HOUSING REVENUE, FHLMC INSURED)+/-SS.              0.31       05/01/2042               860,000
       4,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY OAK VALLEY APARTMENTS
                  SERIES D (MFHR, FNMA INSURED)+/-SS.                                    0.36       02/15/2031             4,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       CALIFORNIA MUNICIPAL MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$      1,855,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
                  PROJECT ISSUE A (MFHR, FHLMC INSURED)+/-SS.                          0.27%      12/01/2022     $       1,855,000
       5,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE,
                  CREDIT AGRICOLE INDOSUEZ LOC)+/-SS.                                  0.25       12/01/2030             5,000,000
       1,500,000  SAN BERNARDINO COUNTY CA PARKVIEW SERIES A (HOUSING REVENUE,
                  FNMA INSURED)+/-SS.                                                  0.23       02/15/2027             1,500,000
       2,690,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                  SERIES 37D (OTHER REVENUE, FIRST SECURITY BANK
                  INSURED)+/-SS.                                                       0.30       05/01/2030             2,690,000
         845,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES B
                  (AIRPORT REVENUE)+/-SS.                                              0.75       09/15/2010               845,000
       2,375,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE
                  CENTER (LEASE REVENUE, STATE STREET BANK & TRUST LOC)+/-SS.          0.25       04/01/2030             2,375,000
       2,035,000  SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
                  SERIES B (MFHR, CITIBANK NA LOC)+/-SS.                               0.25       03/01/2036             2,035,000
       7,500,000  SAN FRANCISCO CA CITY & COUNTY RDA FILLMORE CENTER SERIES B1
                  (HOUSING REVENUE, FHLMC INSURED)+/-SS.                               0.26       12/01/2017             7,500,000
       2,640,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                                           0.22       08/01/2032             2,640,000
       2,385,000  SAN FRANCISCO CITY & COUNTY RDA COMMUNITY FACILITIES DISTRICT
                  # 4 (ECONOMIC DEVELOPMENT REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                                           0.26       08/01/2031             2,385,000
       1,240,000  SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR, FNMA
                  INSURED)+/-SS.                                                       0.35       02/01/2038             1,240,000
       1,500,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (HOUSING
                  REVENUE, BANK OF NEW YORK LOC)+/-SS.                                 0.27       08/01/2035             1,500,000
       2,500,000  SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA
                  INSURED)+/-SS.                                                       0.36       09/15/2032             2,500,000
       1,840,000  SANTA ANA CA HEALTH FACILITY REVENUE MULTI-MODEL TOWN &
                  COUNTRY PROJECT BNP PARIBAS (HCFR, KBC BANK NV LOC)+/-SS.            0.20       10/01/2020             1,840,000
         995,000  SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE, DEXIA
                  CREDIT LOCAL DE FRANCE LOC)+/-SS.                                    0.25       07/01/2027               995,000
       2,025,000  SEQUOIA CA UNIVERSITY HIGH SCHOOL DISTRICT (OTHER REVENUE,
                  FIRST SECURITY BANK LOC)+/-SS.                                       0.30       07/01/2014             2,025,000
       4,000,000  SOUTHERN CA PUBLIC POWER AUTHORITY PROJECT (ELECTRIC REVENUE,
                  KBC BANK NV LOC)+/-SS.                                               0.23       07/01/2036             4,000,000
       6,730,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                  REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)+/-SS.           0.25       07/01/2019             6,730,000
       2,700,000  TAHOE FOREST CA HOSPITAL DISTRICT REVENUE (HOSPITAL REVENUE,
                  US BANK NA LOC)+/-SS.                                                0.22       07/01/2033             2,700,000
       3,200,000  UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING
                  REVENUE)+/-SS.                                                       0.23       07/15/2029             3,200,000
       3,440,000  UNIVERSITY OF CALIFORNIA ROCS RR II R - 11661(COLLEGE &
                  UNIVERSITY REVENUE, FIRST SECURITY BANK LOC)+/-SS.                   0.26       05/15/2038             3,440,000
         520,000  UNIVERSITY OF CALIFORNIA SERIES 2475 (OTHER REVENUE, JPMORGAN
                  CHASE LOC)+/-SS.                                                     0.30       05/15/2014               520,000
       6,000,000  UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING
                  REVENUE, EAST WEST BANK LOC)+/-SS.                                   0.22       08/01/2037             6,000,000
       2,000,000  WHITTIER CA WHITTIER COLLEGE (COLLEGE & UNIVERSITY REVENUE,
                  BANK OF AMERICA NA LOC)+/-SS.                                        0.24       12/01/2038             2,000,000

                                                                                                                       462,524,500
                                                                                                                 -----------------

OTHER: 0.44%
       2,210,000  BB&T MUNICIPAL TRUST (OTHER REVENUE, FIRST SECURITY BANK
                  LOC)+/-SS.                                                           0.32       08/01/2034             2,210,000
                                                                                                                 -----------------

PUERTO RICO: 0.55%
         153,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX
                  REVENUE, AMBAC INSURED)+/-SS.                                        0.25       08/01/2049               153,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

       CALIFORNIA MUNICIPAL MONEY MARKET TRUST

       2,605,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  SERIES A (FUEL SALES TAX REVENUE, SCOTIABANK LOC)+/-SS.              0.30       07/01/2028             2,605,000

                                                                                                                         2,758,000
                                                                                                                 -----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $467,492,500)                                                                      467,492,500
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $504,737,500)*                                      99.98%                                                 $     504,737,500

OTHER ASSETS AND LIABILITIES, NET                          0.02                                                            124,426
                                                         ------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                 $     504,861,926
                                                         ------                                                  -----------------

+/-   VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(Q)   CREDIT ENHANCEMENT IS PROVIDED BY AN AFFILIATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                  INTEREST RATE   MATURITY DATE       VALUE
CERTIFICATES OF DEPOSIT: 11.35%
$  5,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                0.53%          05/05/2010   $  5,004,650
  15,000,000  ALLIED IRISH BANKS PLC (NEW YORK)                  0.26           12/07/2009     15,000,000
   4,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)         0.32           01/21/2010      4,000,085
  10,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                    0.23           04/07/2010     10,000,000
   5,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                    1.00           06/24/2010      5,000,000
  12,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                    0.79           11/08/2010     12,000,000
   6,000,000  CALYON (NEW YORK)                                  0.66           02/01/2010      6,000,000
   5,000,000  CALYON (NEW YORK)                                  0.61           02/05/2010      5,000,183
   8,000,000  CALYON (NEW YORK)                                  0.28           02/11/2010      8,000,000
  10,000,000  CALYON (NEW YORK)                                  0.55           03/22/2010     10,001,536
   6,000,000  CREDIT AGRICOLE SA                                 0.20           02/02/2010      6,000,000
  15,000,000  DEXIA CREDIT LOCAL SA (NEW YORK)                   0.32           01/26/2010     15,000,233
   9,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                  0.37           05/10/2010      9,000,000
  16,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                  0.53           07/26/2010     16,000,000
  16,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                  0.47           11/12/2010     16,000,000
  11,000,000  NATIONAL AUSTRALIA BANK                            0.28           01/11/2010     10,999,999
   6,000,000  NATIXIS (NEW YORK)                                 0.23           12/24/2009      6,000,000
  17,000,000  NATIXIS (NEW YORK)                                 0.30           02/26/2010     17,000,000
  30,000,000  NORDEA BANK FINLAND (NEW YORK)                     1.86           04/28/2010     30,182,382
  15,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                0.24           10/19/2010     15,000,000
  12,000,000  ROYAL BANK OF SCOTLAND PLC (NEW YORK)              0.47           01/19/2010     12,000,000
  19,000,000  ROYAL BANK OF SCOTLAND PLC (CONNECTICUT)+/-        0.85           07/16/2010     19,000,000
  19,000,000  SOCIETE GENERALE (NEW YORK)+/-                     0.13           04/05/2010     19,000,000
  14,000,000  SOCIETE GENERALE (NEW YORK)+/-                     0.38           05/05/2011     14,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $285,189,058)                                             285,189,068
                                                                                             ------------

COMMERCIAL PAPER: 52.62%
   3,000,000  ACTS RETIREMENT-LIFE~                              0.40           12/01/2009      3,000,000
   2,000,000  AMSTEL FUNDING CORPORATION~++(P)                   1.00           12/08/2009      1,999,611
   2,000,000  AMSTEL FUNDING CORPORATION~++(P)                   1.05           12/10/2009      1,999,475
   6,000,000  AMSTEL FUNDING CORPORATION~++(P)                   1.30           12/11/2009      5,997,833
   6,000,000  AMSTEL FUNDING CORPORATION~++(P)                   1.15           12/17/2009      5,996,933
   7,000,000  AMSTEL FUNDING CORPORATION~++(P)                   1.25           12/18/2009      6,995,868
  18,000,000  AMSTEL FUNDING CORPORATION~++(P)                   1.75           01/28/2010     17,949,250
   3,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                0.26           12/15/2009      2,999,697
   1,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                0.28           01/11/2010        999,681
   1,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                0.25           01/15/2010        999,688
  13,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                0.30           02/10/2010     12,992,308
   5,000,000  AMSTERDAM FUNDING CORPORATION~++(P)                0.30           02/12/2010      4,996,958
   1,000,000  ANTALIS US FUNDING CORPORATION~++(P)               0.21           12/16/2009        999,913
   2,000,000  ANTALIS US FUNDING CORPORATION~++(P)               0.27           12/16/2009      1,999,775
   2,000,000  ANTALIS US FUNDING CORPORATION~++(P)               0.21           12/18/2009      1,999,802
   1,000,000  ANTALIS US FUNDING CORPORATION~++(P)               0.18           12/21/2009        999,900
   1,000,000  ANTALIS US FUNDING CORPORATION~++(P)               0.20           12/30/2009        999,839
   3,000,000  ANTALIS US FUNDING CORPORATION~++(P)               0.20           12/31/2009      2,999,500
   2,000,000  ANTALIS US FUNDING CORPORATION~++(P)               0.27           01/04/2010      1,999,490
  17,000,000  ANTALIS US FUNDING CORPORATION~++(P)               0.26           01/19/2010     16,993,984
  10,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED~++            0.25           02/08/2010      9,995,208
   9,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED++             0.39           10/20/2010      9,000,000
   1,000,000  ARABELLA FINANCE LLC~++(P)                         0.40           12/04/2009        999,967
   1,000,000  ARABELLA FINANCE LLC~++(P)                         0.45           12/09/2009        999,913
   3,000,000  ASB FINANCE LIMITED (LONDON)~++                    0.54           03/08/2010      2,995,635
   1,000,000  ASPEN FUNDING CORPORATION~++(P)                    0.19           12/14/2009        999,931
  10,000,000  ASPEN FUNDING CORPORATION~++(P)                    0.18           12/30/2009      9,998,550
   5,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)    0.18           12/08/2009      4,999,825
   4,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)    0.19           12/28/2009      3,999,430
   2,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION~++(P)    0.19           01/12/2010      1,999,557
   3,000,000  ATLANTIS ONE FUNDING~++(P)                         0.29           01/20/2010      2,998,791
   1,000,000  ATLANTIS ONE FUNDING~++(P)                         0.23           01/29/2010        999,623
   4,000,000  ATLANTIS ONE FUNDING~++(P)                         0.23           02/10/2010      3,998,186
   1,000,000  AUTOBAHN FUNDING COMPANY LLC~++(P)                 0.23           12/14/2009        999,917
   4,000,000  AUTOBAHN FUNDING COMPANY LLC~++(P)                 0.22           12/15/2009      3,999,658

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                  INTEREST RATE   MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$  3,000,000  AUTOBAHN FUNDING COMPANY LLC~++(P)                  0.27%         01/11/2010   $  2,999,078
   4,000,000  AUTOBAHN FUNDING COMPANY LLC~++(P)                  0.27          01/26/2010      3,998,320
   1,000,000  BANCO BILBAO VIZCAYA (LONDON)~++                    0.24          01/19/2010        999,673
  20,000,000  BANK OF AMERICA NA~                                 0.23          01/13/2010     19,994,506
   4,756,892  BANK OF AMERICA NA~                                 0.23          02/08/2010      4,754,795
     500,000  BANK OF AMERICA NA~                                 0.65          02/16/2010        499,305
   6,000,000  BANK OF AMERICA NA~                                 0.40          04/08/2010      5,991,467
   2,000,000  BANK OF AMERICA NA~                                 0.33          05/24/2010      1,996,810
   1,000,000  BARTON CAPITAL LLC~++(P)                            0.28          01/07/2010        999,712
   4,000,000  BARTON CAPITAL LLC~++(P)                            0.27          01/14/2010      3,998,680
  10,000,000  BARTON CAPITAL LLC~++(P)                            0.25          01/19/2010      9,996,597
   2,000,000  BASF SE CORPORATION~++(P)                           0.52          01/14/2010      1,998,729
   1,000,000  BEETHOVEN FUNDING CORPORATION~++(P)                 0.60          12/09/2009        999,867
   2,000,000  BEETHOVEN FUNDING CORPORATION~++(P)                 0.50          12/16/2009      1,999,583
   3,000,000  BELMONT FUNDING LLC~++(P)                           0.50          12/01/2009      3,000,000
   2,000,000  BELMONT FUNDING LLC~++(P)                           0.50          12/03/2009      1,999,944
  10,700,000  BG ENERGY FINANCE INCORPORATED~++                   0.27          12/15/2009     10,698,877
   3,000,000  BG ENERGY FINANCE INCORPORATED~++                   0.30          01/04/2010      2,999,150
   6,000,000  BG ENERGY FINANCE INCORPORATED~++                   0.26          01/21/2010      5,997,790
   2,000,000  BG ENERGY FINANCE INCORPORATED~++                   0.28          01/21/2010      1,999,207
   1,000,000  BG ENERGY FINANCE INCORPORATED~++                   0.27          01/22/2010        999,610
   1,000,000  BG ENERGY FINANCE INCORPORATED~++                   0.27          01/27/2010        999,573
   5,000,000  BG ENERGY FINANCE INCORPORATED~++                   0.27          02/03/2010      4,997,600
   1,000,000  BNZ INTERNATIONAL FUNDING~++                        0.28          01/19/2010        999,619
   3,000,000  BNZ INTERNATIONAL FUNDING~++                        0.30          01/25/2010      2,998,625
   5,000,000  BRYANT PARK FUNDING LLC~++(P)                       0.20          12/01/2009      5,000,000
   1,000,000  CAFCO LLC~++(P)                                     0.26          12/04/2009        999,978
   6,000,000  CAFCO LLC~++(P)                                     0.25          01/25/2010      5,997,708
   8,000,000  CALYON NORTH AMERICA INCORPORATED~                  0.26          02/01/2010      7,996,418
  16,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)              0.95          12/23/2009     15,990,711
   5,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)              0.95          12/29/2009      4,996,306
   9,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)              0.30          01/06/2010      8,997,300
   3,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)              0.30          01/11/2010      2,998,975
   6,000,000  CANCARA ASSET SECURITIZATION LLC~++(P)              0.35          01/20/2010      5,997,083
     843,000  CHARIOT FUNDING LLC~++(P)                           0.23          12/21/2009        842,892
   2,000,000  CHARTA LLC~++(P)                                    0.27          12/09/2009      1,999,880
   7,000,000  CHARTA LLC~++(P)                                    0.26          01/06/2010      6,998,180
   3,000,000  CHARTA LLC~++(P)                                    0.24          03/09/2010      2,998,040
   8,000,000  CIESCO LLC~++(P)                                    0.26          01/06/2010      7,997,920
  10,000,000  CIESCO LLC~++(P)                                    0.26          02/02/2010      9,995,450
   2,000,000  CIESCO LLC~++(P)                                    0.23          02/16/2010      1,999,016
  35,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)           0.28          12/28/2009     34,992,650
   3,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)           0.30          01/05/2010      2,999,125
   2,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST~++(P)           0.28          01/06/2010      1,999,440
   3,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)               0.18          12/14/2009      2,999,805
   7,600,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)               0.25          12/14/2009      2,999,805
   7,600,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)               0.25          12/15/2009      7,599,261
   1,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)               0.27          12/18/2009        999,873
   7,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)               0.35          02/02/2010      6,995,713
   7,000,000  CLIPPER RECEIVABLES COMPANY LLC~++(P)               0.33          02/08/2010      6,995,573
   7,000,000  COMMERZBANK US FINANCE~                             0.20          12/02/2009      6,999,961
   7,000,000  COMMERZBANK US FINANCE~                             0.19          12/04/2009      6,999,889
   2,000,000  COMMERZBANK US FINANCE~                             0.20          12/07/2009      1,999,933
   8,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)             0.68          12/01/2009      8,000,000
  12,000,000  CONCORD MINUTEMEN CAPITAL COMPANY~++(P)             0.55          02/02/2010     11,988,450
   2,000,000  CRC FUNDING LLC~++(P)                               0.27          12/09/2009      1,999,880
   1,000,000  CRC FUNDING LLC~++(P)                               0.17          12/16/2009        999,929
   2,000,000  CRC FUNDING LLC~++(P)                               0.26          01/06/2010      1,999,480
   5,000,000  CROWN POINT CAPITAL COMPANY~++(P)                   0.56          02/05/2010      4,994,867
   5,000,000  DANSKE CORPORATION~++                               0.25          12/29/2009      4,999,028
  11,000,000  DANSKE CORPORATION~++                               0.25          01/11/2010     10,996,931
   1,000,000  DANSKE CORPORATION~++                               0.53          01/15/2010        999,338
   6,000,000  DNB NOR BANK ASA~++                                 0.30          01/25/2010      5,997,250
   1,000,000  E.ON AG~++                                          0.40          12/23/2009        999,756

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                  INTEREST RATE   MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$  7,000,000  E.ON AG~++                                          0.25%         01/11/2010   $  6,998,007
   1,000,000  E.ON AG~++                                          0.26          02/17/2010        999,437
   7,000,000  EBBETS FUNDING LLC~++(P)                            0.57          12/17/2009      6,998,227
   1,000,000  EBBETS FUNDING LLC~++(P)                            0.57          12/18/2009        999,731
   2,000,000  EBBETS FUNDING LLC~++(P)                            0.57          12/30/2009      1,999,082
   9,000,000  EBBETS FUNDING LLC~++(P)                            0.62          01/08/2010      8,994,110
   6,000,000  EBBETS FUNDING LLC~++(P)                            0.52          01/26/2010      5,995,147
   5,000,000  EKSPORTFINANS ASA~++                                0.27          01/13/2010      4,998,388
   2,000,000  EKSPORTFINANS ASA~++                                0.27          01/20/2010      1,999,250
   5,000,000  ELYSIAN FUNDING LLC~++(P)                           0.50          12/03/2009      4,999,861
   1,000,000  ENTERPRISE FUNDING LLC~++(P)                        0.27          12/22/2009        999,843
   8,000,000  ENTERPRISE FUNDING LLC~++(P)                        0.30          12/22/2009      7,998,600
   1,000,000  ENTERPRISE FUNDING LLC~++(P)                        0.42          01/11/2010        999,522
   2,000,000  ERASMUS CAPITAL CORPORATION~++(P)                   0.23          12/07/2009      1,999,923
   2,000,000  ERASMUS CAPITAL CORPORATION~++(P)                   0.20          12/14/2009      1,999,856
   5,000,000  ERASMUS CAPITAL CORPORATION~++(P)                   0.29          01/08/2010      4,998,469
   2,000,000  ERASMUS CAPITAL CORPORATION~++(P)                   0.32          01/08/2010      1,999,324
   2,000,000  FAIRWAY FINANCE CORPORATION~++(P)                   0.28          01/06/2010      1,999,440
   7,000,000  FORTIS FUNDING LLC~++                               0.20          12/03/2009      6,999,922
   6,000,000  FORTIS FUNDING LLC~++                               0.20          12/23/2009      5,999,267
   6,000,000  FORTIS FUNDING LLC~++                               0.20          12/28/2009      5,999,100
   4,000,000  GDF SUEZ~++                                         0.19          12/02/2009      3,999,979
   1,000,000  GDF SUEZ~++                                         0.20          12/03/2009        999,989
   1,000,000  GDF SUEZ~++                                         0.20          12/04/2009        999,983
   6,750,000  GDF SUEZ~++                                         0.19          12/08/2009      6,749,751
   2,000,000  GDF SUEZ~++                                         0.20          12/09/2009      1,999,911
   2,000,000  GDF SUEZ~++                                         0.20          12/11/2009      1,999,889
   2,000,000  GDF SUEZ~++                                         0.20          12/30/2009      1,999,678
   6,000,000  GOTHAM FUNDING CORPORATION~++(P)                    0.18          12/15/2009      5,999,580
   2,000,000  GOTHAM FUNDING CORPORATION~++(P)                    0.18          12/16/2009      1,999,850
   7,000,000  GOVCO LLC~++(P)                                     0.28          12/17/2009      6,999,129
   1,000,000  GOVCO LLC~++(P)                                     0.27          12/22/2009        999,843
   4,000,000  GOVCO LLC~++(P)                                     0.26          01/26/2010      3,998,382
   8,000,000  GOVCO LLC~++(P)                                     0.26          01/27/2010      7,996,707
  11,000,000  GRAMPIAN FUNDING LLC~++(P)                          0.41          01/07/2010     10,995,365
  10,000,000  GRAMPIAN FUNDING LLC~++(P)                          0.38          01/13/2010      9,995,461
   4,000,000  GRAMPIAN FUNDING LLC~++(P)                          0.35          01/21/2010      3,998,017
   5,000,000  GRAMPIAN FUNDING LLC~++(P)                          0.35          01/22/2010      4,997,472
   2,000,000  GRAMPIAN FUNDING LLC~++(P)                          0.32          02/16/2010      1,998,631
   9,000,000  GRAMPIAN FUNDING LLC~++(P)                          0.31          02/22/2010      8,993,567
   3,000,000  GROUPE BPCE~++                                      0.25          02/05/2010      2,998,625
   8,000,000  GROUPE BPCE~++                                      0.26          02/16/2010      7,995,551
   1,600,000  ICICI BANK LIMITED (BAHRAIN)~                       0.80          03/09/2010      1,596,516
   5,000,000  ING USA FUNDING LLC~                                0.50          12/08/2009      4,999,514
   2,000,000  ING USA FUNDING LLC~                                0.30          01/22/2010      1,999,133
   2,000,000  ING USA FUNDING LLC~                                0.30          01/29/2010      1,999,017
   6,000,000  ING USA FUNDING LLC~                                0.32          01/29/2010      5,996,853
   1,000,000  ING USA FUNDING LLC~                                0.30          02/03/2010        999,467
   7,000,000  IRISH LIFE & PERMANENT~++                           0.58          12/01/2009      7,000,000
   1,000,000  JPMORGAN CHASE BANK~                                0.20          01/04/2010        999,811
  26,000,000  KITTY HAWK FUNDING CORPORATION~++(P)                0.19          12/02/2009     25,999,863
   1,000,000  LEXINGTON PARKER CAPITAL~++(P)                      0.55          12/18/2009        999,740
  10,000,000  LEXINGTON PARKER CAPITAL~++(P)                      0.55          01/14/2010      9,993,278
   1,000,000  LIBERTY STREET FUNDING LLC~++(P)                    0.23          01/25/2010        999,649
   1,000,000  LMA AMERICAS LLC~++(P)                              0.19          12/21/2009        999,894
  21,633,000  LOS ANGELES AIRPORT DEPARTMENT~                     0.50          12/04/2009     21,632,099
   2,000,000  LOUIS DREYFUS CORPORATION~(P)                       0.40          01/08/2010      1,999,156
   2,000,000  MATCHPOINT MASTER TRUST~++(P)                       0.20          12/17/2009      1,999,822
  13,000,000  MATCHPOINT MASTER TRUST~++(P)                       0.17          12/29/2009     12,998,281
  17,000,000  MATCHPOINT MASTER TRUST~++(P)                       0.24          01/13/2010     16,995,127
  13,000,000  MATCHPOINT MASTER TRUST~++(P)                       0.24          01/19/2010     12,995,753
   4,000,000  METLIFE SHORT TERM FUND~++                          0.45          01/13/2010      3,997,850
   2,000,000  METLIFE SHORT TERM FUND~++                          0.50          01/15/2010      1,998,750

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)


MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                  INTEREST RATE   MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$  2,000,000  MONT BLANC CAPITAL CORPORATION~++(P)                0.27%         12/14/2009   $  1,999,805
   6,000,000  MONT BLANC CAPITAL CORPORATION~++(P)                0.25          01/04/2010      5,998,583
   3,000,000  NATIONAL BANK CANADA (NEW YORK)~                    0.30          01/21/2010      2,998,725
   5,000,000  NATIONAL BANK CANADA (NEW YORK)~                    0.30          01/25/2010      4,997,708
   2,000,000  NATIONWIDE BUILDING SOCIETY~++                      0.30          12/28/2009      1,999,550
   7,000,000  NATIONWIDE BUILDING SOCIETY~++                      0.29          01/14/2010      6,997,519
   4,000,000  NATIONWIDE BUILDING SOCIETY~++                      0.47          01/15/2010      3,997,650
  15,000,000  NATIONWIDE BUILDING SOCIETY~++                      0.40          04/05/2010     14,979,167
   4,000,000  NATIXIS US FINANCE COMPANY~                         0.22          12/16/2009      3,999,633
   6,000,000  NATIXIS US FINANCE COMPANY~                         0.23          12/21/2009      5,999,233
   6,000,000  NATIXIS US FINANCE COMPANY~                         0.23          12/22/2009      5,999,195
   6,000,000  NATIXIS US FINANCE COMPANY~                         0.30          03/02/2010      5,995,450
   3,000,000  NEWPORT FUNDING CORPORATION~++(P)                   0.19          01/13/2010      2,999,319
  23,000,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                   0.26          01/14/2010     22,992,691
   3,000,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                   0.26          01/15/2010      2,999,025
   9,000,000  NIEUW AMSTERDAM RECEIVABLES~++(P)                   0.27          01/22/2010      8,996,490
   2,000,000  OAKLAND-ALAMEDA COUNTY                              0.35          12/01/2009      2,000,000
   2,000,000  PORT OF OAKLAND CALIFORNIA~                         0.25          12/10/2009      1,999,875
   6,000,000  PRUDENTIAL PLC~++                                   0.36          02/26/2010      5,994,780
   6,000,000  RANGER FUNDING COMPANY LLC~++(P)                    0.34          12/02/2009      5,999,943
   5,000,000  RANGER FUNDING COMPANY LLC~++(P)                    0.27          01/20/2010      4,998,125
   4,000,000  REGENCY MARKETS #1 LLC~++(P)                        0.18          12/04/2009      3,999,940
   3,522,000  REGENCY MARKETS #1 LLC~++(P)                        0.20          12/29/2009      3,521,452
   2,000,000  RHEIN-MAIN SECURITY LIMITED~++(P)                   0.25          12/30/2009      1,999,597
   2,000,000  RHEINGOLD SECURITIZATION~++(P)                      0.43          12/01/2009      2,000,000
   6,000,000  RHEINGOLD SECURITIZATION~++(P)                      0.35          12/16/2009      5,999,125
   4,000,000  RHEINGOLD SECURITIZATION~++(P)                      0.35          02/12/2010      3,997,161
   2,000,000  ROMULUS FUNDING CORPORATION~++(P)                   0.33          12/15/2009      1,999,743
   1,000,000  ROMULUS FUNDING CORPORATION~++(P)                   0.32          01/08/2010        999,662
   4,000,000  SALISBURY RECEIVABLES COMPANY~++(P)                 0.21          12/07/2009      3,999,860
  11,000,000  SAN PAOLO IMI US FINANCIAL COMPANY~                 0.25          12/23/2009     10,998,353
  11,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE)
                INCORPORATED~                                     0.65          12/02/2009     10,999,801
   9,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE)
                INCORPORATED~                                     0.60          06/15/2010      8,970,600
   3,000,000  SCALDIS CAPITAL LLC~++(P)                           0.24          12/07/2009      2,999,880
   7,000,000  SCALDIS CAPITAL LLC~++(P)                           0.24          12/09/2009      6,999,627
   2,000,000  SCALDIS CAPITAL LLC~++(P)                           0.24          12/10/2009      1,999,880
   4,000,000  SCALDIS CAPITAL LLC~++(P)                           0.24          12/17/2009      3,999,573
   2,000,000  SHEFFIELD RECEIVABLES~++(P)                         0.23          12/01/2009      2,000,000
   2,000,000  SHEFFIELD RECEIVABLES~++(P)                         0.21          01/20/2010      1,999,417
  10,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT~++(P)      0.20          02/24/2010      9,995,278
  16,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT~++(P)      0.21          02/26/2010     15,991,880
   1,350,000  SOLITAIRE FUNDING LLC~++(P)                         0.38          01/04/2010      1,349,516
   2,000,000  SOLITAIRE FUNDING LLC~++(P)                         0.34          01/08/2010      1,999,282
   5,000,000  SOLITAIRE FUNDING LLC~++(P)                         0.31          01/19/2010      4,997,890
   9,000,000  SOLITAIRE FUNDING LLC~++(P)                         0.31          01/20/2010      8,996,125
  10,000,000  SOLITAIRE FUNDING LLC~++(P)                         0.29          02/22/2010      9,993,314
   1,000,000  STARBIRD FUNDING CORPORATION~++(P)                  0.15          12/01/2009      1,000,000
   2,000,000  STARBIRD FUNDING CORPORATION~++(P)                  0.20          12/07/2009      1,999,933
   1,000,000  STARBIRD FUNDING CORPORATION~++(P)                  0.18          12/14/2009        999,935
   4,000,000  STARBIRD FUNDING CORPORATION~++(P)                  0.20          12/28/2009      3,999,400
  30,000,000  STARBIRD FUNDING CORPORATION~++(P)                  0.24          01/15/2010     29,991,000
   2,000,000  STARBIRD FUNDING CORPORATION~++(P)                  0.23          01/21/2010      1,999,348
   6,000,000  SUMITOMO TRUST & BANK (NEW YORK)~                   0.21          12/18/2009      5,999,405
   5,200,000  SWEDBANK AB~++                                      0.54          12/02/2009      5,199,922
   4,000,000  SWEDBANK AB~++                                      0.55          12/22/2009      3,998,717
   9,000,000  SWEDBANK AB~++                                      0.87          02/09/2010      8,984,775
   9,000,000  SWEDBANK AB~++                                      0.89          02/16/2010      8,982,868
   4,000,000  TASMAN FUNDING INCORPORATED~++(P)                   0.24          12/15/2009      3,999,627
   1,000,000  TASMAN FUNDING INCORPORATED~++(P)                   0.23          01/14/2010        999,719
   4,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                0.26          12/14/2009      3,999,624
   3,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                0.18          12/18/2009      2,999,745
     750,000  THAMES ASSET GLOBAL SECURITIES~++(P)                0.27          12/18/2009        749,904
   3,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                0.23          01/15/2010      2,999,138

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                  INTEREST RATE   MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$ 14,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                0.25%         01/19/2010   $   13,995,236
   3,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                0.23          01/25/2010        2,998,946
   3,000,000  THAMES ASSET GLOBAL SECURITIES~++(P)                0.23          01/29/2010        2,998,869
   3,000,000  THUNDER BAY FUNDING LLC~++(P)                       0.26          01/25/2010        2,998,808
   1,000,000  THUNDER BAY FUNDING LLC~++(P)                       0.30          02/04/2010          999,458
   2,000,000  TICONDEROGA FUNDING LLC~++(P)                       0.18          12/09/2009        1,999,920
   3,000,000  TULIP FUNDING CORPORATION~++(P)                     0.19          12/09/2009        2,999,873
   1,000,000  TULIP FUNDING CORPORATION~++(P)                     0.18          12/10/2009          999,955
   1,000,000  TULIP FUNDING CORPORATION~++(P)                     0.18          12/18/2009          999,915
  13,000,000  UBS FINANCE DELAWARE LLC~                           0.72          12/04/2009       12,999,220
   3,000,000  UBS FINANCE DELAWARE LLC~                           0.60          12/30/2009        2,998,550
  13,000,000  UNICREDIT DELAWARE INCORPORATED~++                  0.90          12/09/2009       12,997,400
   4,000,000  UNICREDIT DELAWARE INCORPORATED~++                  0.35          12/17/2009        3,999,378
   2,000,000  UNICREDIT DELAWARE INCORPORATED~++                  0.60          12/21/2009        1,999,333
  10,000,000  UNICREDIT DELAWARE INCORPORATED~++                  0.40          01/05/2010        9,996,111
   8,000,000  UNICREDIT DELAWARE INCORPORATED~++                  0.29          03/03/2010        7,994,071
   5,000,000  UNICREDITO ITALIANO BANK IRELAND~++                 0.25          12/07/2009        4,999,792
   5,000,000  UNICREDITO ITALIANO BANK IRELAND~++                 0.43          02/03/2010        4,996,178
   1,000,000  VERSAILLES COMMERCIAL PAPER LLC~++(P)               0.50          12/11/2009          999,861
   1,000,000  VERSAILLES COMMERCIAL PAPER LLC~++(P)               0.50          12/18/2009          999,764
  12,326,856  VICTORIA FINANCE LLC+/-++~~(A)(I)                   4.82          01/16/2010        7,149,542
   1,000,000  VICTORY RECEIVABLES CORPORATION~++(P)               0.15          12/01/2009        1,000,000
   2,000,000  VICTORY RECEIVABLES CORPORATION~++(P)               0.19          12/10/2009        1,999,905
   6,000,000  WESTPAC SECURITIES NZ LIMITED~++                    0.26          02/02/2010        5,997,270
   8,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                  0.31          08/20/2010        8,000,000
   8,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                  0.36          11/05/2010        8,000,000
   1,000,000  WINDMILL FUNDING CORPORATION~++(P)                  0.28          01/05/2010          999,728
   1,000,000  WINDMILL FUNDING CORPORATION~++(P)                  0.28          01/11/2010          999,681
   2,000,000  WINDMILL FUNDING CORPORATION~++(P)                  0.28          01/15/2010        1,999,300
   2,000,000  WINDMILL FUNDING CORPORATION~++(P)                  0.32          02/01/2010        1,998,898
   3,000,000  WINDMILL FUNDING CORPORATION~++(P)                  0.25          02/05/2010        2,998,625
  21,000,000  WINDMILL FUNDING CORPORATION~++(P)                  0.30          02/10/2010       20,987,576
   2,000,000  YORKTOWN CAPITAL LLC~++(P)                          0.34          12/02/2009        1,999,981
   7,000,000  YORKTOWN CAPITAL LLC~++(P)                          0.28          12/16/2009        6,999,183
   3,000,000  YORKTOWN CAPITAL LLC~++(P)                          0.31          12/16/2009        2,999,613

TOTAL COMMERCIAL PAPER (COST $1,328,001,917)                                                  1,322,824,663
                                                                                             --------------

CORPORATE BONDS & NOTES: 2.63%
   1,435,000  ACTS RETIREMENT LIFE COMMUNITIES
               INCORPORATED+/-SS.                                 0.29          11/15/2029        1,435,000
  12,000,000  BANK OF AMERICA NA TEMPORARY LIQUIDITY
               GUARANTEE PROGRAM+/-                               0.23          02/05/2010       12,000,000
   4,000,000  BBVA US SENIOR SAU+/-++                             0.35          03/12/2010        4,000,542
   7,000,000  CITIBANK NA+/-                                      0.33          09/30/2010        7,000,000
  20,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                  0.43          06/04/2010       20,000,000
   9,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                  0.39          06/24/2010        9,000,000
   3,000,000  CREDIT SUISSE USA INCORPORATED+/-                   0.52          01/15/2010        3,001,026
     985,000  GBG LLC+/-SS.++                                     0.45          09/01/2027          985,000
   1,980,000  LTF REAL ESTATE VRDN I LLC+/-SS.++                  0.35          06/01/2033        1,980,000
   6,000,000  PNC FUNDING CORPORATION+/-                          0.57          06/22/2011        6,031,009
     700,000  SEARIVER MARITIME INCORPORATED+/-SS.(I)             0.85          10/01/2011          700,000

TOTAL CORPORATE BONDS & NOTES (COST $66,132,587)                                                 66,132,577
                                                                                             --------------

MUNICIPAL BONDS & NOTES: 9.79%
   1,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT
               CORPORATION CALIFORNIA CROSSING APARTMENTS
               SERIES A (HOUSING REVENUE, FNMA INSURED)+/-SS.     0.26          12/15/2037        1,000,000

   7,900,000  ABAG FINANCE AUTHORITY FOR NONPROFIT
               CORPORATION CALIFORNIA JEWISH HOME SAN
               FRANCISCO (OTHER REVENUE, ALLIED IRISH
               BANK PLC LOC)+/-SS.                                0.25          11/15/2035        7,900,000

  12,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT
               CORPORATION CALIFORNIA OSHMAN FAMILY JEWISH
               COMMUNITY (ECONOMIC DEVELOPMENT REVENUE,
               LASALLE NATIONAL BANK NA LOC)+/-SS.                0.20          06/01/2037      12,000,000

     980,000  ABAG FINANCE AUTHORITY FOR NONPROFIT
               CORPORATION CASA DE LAS CAMPANAS A (HOSPITAL
               REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.            0.20          09/01/2037          980,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET TRUST

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES (continued)
$  5,000,000  ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                                0.40%          07/01/2036    $ 5,000,000
   2,000,000  CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
              ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR, NATIXIS
              LOC)+/-SS.                                                               0.22           07/01/2026      2,000,000
   2,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY (COLLEGE &
              UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-SS.                        0.25           10/01/2043      2,000,000
   2,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK JEWISH
              COMMUNITY CENTER SERIES A (OTHER REVENUE, BANK OF AMERICA NA
              LOC)+/-SS.                                                               0.20           12/01/2031      2,000,000
   2,500,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH
              AMERICA SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.           0.37           07/01/2024      2,500,000
   5,000,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC COMPANY (IDR, JPMORGAN
              CHASE & COMPANY LOC)+/-SS.                                               0.23           11/01/2026      5,000,000
   1,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                         0.25           05/01/2022      1,000,000
   2,100,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (ELECTRIC,
              POWER & LIGHTING REVENUE, FIRST SECURITY BANK INSURED)+/-SS.             0.30           05/01/2022      2,100,000
   4,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
              FIRST SECURITY BANK INSURED)+/-SS.                                       0.22           05/01/2017      4,000,000
   4,000,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT
              (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                         0.37           04/01/2039      4,000,000
   2,500,000  CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M (MFHR,
              FNMA INSURED)+/-SS.                                                      0.28           08/15/2034      2,500,000
   1,000,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
              INSURED)+/-SS.                                                           0.27           10/15/2026      1,000,000
   2,815,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
              BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.              0.24           11/01/2035      2,815,000
   5,000,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
              BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.              0.24           02/01/2038      5,000,000
   5,000,000  CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89 GARAGE
              PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                   0.20           01/01/2037      5,000,000
   2,945,000  COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING
              REVENUE, GO OF AUTHORITY INSURED)+/-SS.                                  0.30           10/01/2038      2,945,000
   5,250,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CLASS I
              SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/-SS.                        0.40           05/01/2038      5,250,000
   5,990,000  COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
              PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-SS.                       0.30           05/01/2049      5,990,000
   1,000,000  CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B (MFHR,
              FHLMC INSURED)+/-SS.                                                     0.26           07/01/2036      1,000,000
     600,000  COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS BANK LOC)+/-SS.      0.40           11/01/2030        600,000
     400,000  COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)+/-SS.     0.40           11/01/2030        400,000
  13,000,000  DENVER COMPANY CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
              REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  0.40           12/15/2037     13,000,000
   2,000,000  ESCAMBIA COUNTY FL HEALTH FACILITIES AUTHORITY AZALEA TRACE
              INCORPORATED SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-SS.               0.23           11/15/2029      2,000,000
  13,000,000  FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES C
              (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-SS.                         0.23           10/01/2035     13,000,000
   3,500,000  HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER REVENUE, BANK OF
              AMERICA NA LOC)+/-SS.                                                    0.27           05/15/2034      3,500,000
  11,000,000  HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK OF
              AMERICA NA LOC)+/-SS.                                                    0.27           05/15/2034     11,000,000
   1,000,000  HOUSTON TX UTILITY SYSTEM SERIES B4 (WATER REVENUE, BANK OF
              AMERICA NA LOC)+/-SS.                                                    0.27           05/15/2034      1,000,000
   5,000,000  HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER REVENUE, BANK OF
              AMERICA NA LOC)+/-SS.                                                    0.27           05/15/2034      5,000,000
   4,925,000  ILLINOIS FINANCE AUTHORITY BELOIT MEMORIAL HOSPITAL
              INCORPORATED SERIES A (HOSPITAL REVENUE, RADIAN INSURED)+/-SS.           0.24           04/01/2036      4,925,000
   2,000,000  ILLINOIS FINANCE AUTHORITY PROVENA HEALTH SERIES B (HOSPITAL
              REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                                  0.19           08/15/2044      2,000,000
     295,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
              FHLMC INSURED)+/-SS.                                                     0.30           07/01/2035        295,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET TRUST

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES (continued)
$    500,000  LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS SERIES
              A (MFHR, FHLMC INSURED)+/-SS.                                              0.30%       10/01/2019     $  500,000
   3,000,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
              REVENUE, FHLMC INSURED)+/-SS.                                              0.35        09/01/2030       3,000,000
   2,000,000  LOUISIANA PUBLIC FACILITIES AUTHORITY DYNAMIC FUELS LLC PROJECT
              (IDR, JPMORGAN CHASE BANK LOC)+/-SS.                                       0.19        10/01/2033       2,000,000
   1,475,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
              (OTHER REVENUE, CITIBANK NA LOC)+/-SS.                                     0.30        10/01/2031       1,475,000
   3,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
              WEATHERLY RIDGE APARTMENTS (HOUSING REVENUE, US BANK NA LOC)+/-SS.         0.30        12/01/2041       3,000,000
   3,000,000  MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT
              COMPANY PROJECT (IDR, UBC AG LOC)+/-SS.                                    0.23        12/01/2009       3,000,000
   3,300,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
              CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-SS.            0.23        08/15/2037       3,300,000
   3,000,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
              FACILITY ESSENTIAL C4 (HCFR, ASSURED GUARANTEE AGREEMENT)+/-SS.            0.24        02/15/2030       3,000,000
  12,065,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK
              OF AMERICA NA LOC)+/-SS.                                                   0.32        11/01/2028      12,064,475
   5,795,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE,
              BANK OF AMERICA NA LOC)+/-SS.                                              0.24        02/01/2036       5,795,000
   5,000,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING
              LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.                    0.23        07/01/2038       5,000,000
   3,895,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
              SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.         0.40        11/01/2037       3,895,000
   3,000,000  NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
              (TOLL ROAD REVENUE, FGIC INSURED, SOCIETE GENERALE LOC)+/-SS.              0.31        01/01/2018       3,000,000
   3,000,000  NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
              (OTHER REVENUE, FGIC INSURED)+/-SS.                                        0.40        07/15/2036       3,000,000
   7,500,000  NORTH DAKOTA STATE HFA SERIES B (HOUSING REVENUE, GENERAL
              OBLIGATION OF DISTRICT)+/-SS.                                              0.36        07/01/2038       7,500,000
   3,945,000  OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I (HOUSING
              REVENUE, GNMA INSURED)+/-SS.                                               0.30        09/01/2039       3,945,000
   6,795,000  OHIO STATE HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM (HOUSING
              REVENUE, GNMA INSURED)+/-SS.                                               0.32        09/01/2029       6,795,000
   1,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES B ALISO
              CREEK PROJECT B (HOUSING REVENUE, FHLMC LOC)+/-SS.                         0.21        11/01/2022       1,000,000
   1,000,000  PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT
              (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-SS.                     0.30        06/01/2032       1,000,000
   5,190,000  PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
              LOC)+/-SS.                                                                 0.22        02/01/2035       5,190,000
     500,000  PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA ENTERPRISES SERIES C
              (OTHER REVENUE)+/-SS.                                                      0.18        12/01/2039         500,000
   1,000,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
              APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK
              NA LOC)+/-SS.                                                              0.37        10/01/2038       1,000,000
   1,000,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-SS.             0.26        03/01/2037       1,000,000
   6,400,000  RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
              LOC)+/-SS.                                                                 0.22        10/01/2035       6,400,000
   5,000,000  SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES J (ELECTRIC
              REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                     0.21        08/15/2028       5,000,000
   2,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY NATOMAS PARK APARTMENTS
              ISSUE B (HOUSING REVENUE, FNMA INSURED)+/-SS.                              0.27        07/15/2035       2,000,000
   1,000,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
              (HOUSING REVENUE, FNMA INSURED)+/-SS.                                      0.27        01/15/2033       1,000,000
   1,000,000  SAN DIEGO CA HFA MFHR HILLSIDE GARDEN APARTMENTS SERIES B
              (HOUSING REVENUE, FNMA INSURED)+/-SS.                                      0.26        01/15/2035       1,000,000
   1,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY (MFHR, FNMA
              INSURED)+/-SS.                                                             0.27        06/15/2034       1,000,000
   1,500,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
              FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
              LOC)+/-SS.                                                                 0.22        08/01/2032       1,500,000
   2,625,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A (PCR,
              BARCLAYS BANK PLC LOC)+/-SS.                                               0.21        07/01/2015       2,625,000
   1,500,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
              REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-SS.                             0.30        06/01/2045       1,500,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET TRUST

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE   MATURITY DATE          VALUE
MUNICIPAL BONDS & NOTES (continued)
$  1,000,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER
              FRANCES HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-SS.             0.30%         07/01/2020   $  1,000,000
   3,500,000  VERMONT STUDENT ASSISTANCE CORPORATION EDUCATION LOAN SERIES
              C-1 (OTHER REVENUE, LLOYDS BANK LOC)+/-SS.                                 0.29          12/15/2040      3,500,000

TOTAL MUNICIPAL BONDS & NOTES (COST $246,184,475)                                                                    246,184,475
                                                                                                                    ------------

MEDIUM TERM NOTES: 1.20%
       5,000,000  BNP PARIBAS+/-                                                           0.62        03/10/2010      5,005,093
       4,000,000  EKSPORTFINANS A/S+/-                                                     0.70        06/11/2010      4,000,000
       5,000,000  EKSPORTFINANS A/S+/-                                                     0.33        09/22/2010      5,000,000
      11,000,000  JPMORGAN CHASE & COMPANY+/-                                              0.32        05/07/2010     11,003,221
       5,000,000  US BANCORP+/-                                                            0.73        06/04/2010      5,011,678

TOTAL MEDIUM TERM NOTES (COST $30,019,992)                                                                            30,019,992
                                                                                                                    ------------

SECURED MASTER NOTE AGREEMENT: 2.13%
  34,709,000  BANK OF AMERICA SECURITIES LLC+/-SS.                                         0.44        09/09/2034     34,709,000
  18,886,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-SS.                                  0.64        09/09/2049     18,886,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $53,595,000)                                                                53,595,000
                                                                                                                    ------------

TIME DEPOSITS: 10.38%
  20,000,000  ABN-AMRO BANK NV                                                             0.14        12/01/2009     20,000,000
  32,000,000  BANCO SANTANDER MADRID                                                       0.18        12/01/2009     32,000,000
  23,000,000  BANK OF IRELAND                                                              0.35        12/01/2009     23,000,000
  15,000,000  BANK OF IRELAND                                                              0.50        12/02/2009     15,000,000
  32,000,000  BNP PARIBAS (PARIS)                                                          0.16        12/01/2009     32,000,000
  24,000,000  DANSKE BANK A S COPENHAGEN                                                   0.20        12/02/2009     24,000,000
  15,000,000  DEXIA BANK GRAND CAYMAN                                                      0.26        12/02/2009     15,000,000
  15,000,000  DEXIA CREDIT LOCAL DE FRANCE                                                 0.27        12/04/2009     15,000,000
  15,000,000  DEXIA CREDIT LOCAL DE FRANCE                                                 0.26        12/07/2009     15,000,000
  46,000,000  KBC BANK NV BRUSSELS                                                         0.18        12/01/2009     46,000,000
  24,000,000  SOCIETE GENERALE (PARIS)                                                     0.18        12/01/2009     24,000,000

TOTAL TIME DEPOSITS (COST $261,000,000)                                                                              261,000,000
                                                                                                                    ------------

REPURCHASE AGREEMENTS: 10.90%
  61,790,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $61,790,275)                                      0.16        12/01/2009     61,790,000
   8,000,000  BANK OF AMERICA SECURITIZATION LLC - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $8,000,053)                            0.24        12/01/2009      8,000,000
   3,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $3,000,020)                            0.24        12/01/2009      3,000,000
  49,301,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $49,301,233)                                      0.17        12/01/2009     49,301,000
  10,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $10,000,067)                                      0.24        12/01/2009     10,000,000
  70,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $70,000,331)                                      0.17        12/01/2009     70,000,000
  10,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $10,000,074)                                      0.27        12/01/2009     10,000,000
  48,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $48,000,213)                                      0.16        12/01/2009     48,000,000
  14,000,000  RBS SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $14,000,070)                           0.18        12/01/2009     14,000,000

TOTAL REPURCHASE AGREEMENTS (COST $274,091,000)                                                                      274,091,000
                                                                                                                    ------------

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

MONEY MARKET TRUST

TOTAL INVESTMENTS IN SECURITIES
(COST $2,544,214,029)*                                     101.00%       $2,539,036,775

OTHER ASSETS AND LIABILITIES, NET                          (1.00)            (25,169,335)
                                                          -------        ---------------

TOTAL NET ASSETS                                           100.00%       $ 2,513,867,440
                                                          -------        ---------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.
~     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(P)   ASSET-BACKED COMMERCIAL PAPER.

~~ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,544,214,029 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                       $             0
     GROSS UNREALIZED DEPRECIATION                                            (5,177,254)
                                                                         ---------------
     NET UNREALIZED DEPRECIATION                                         $    (5,177,254)

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

      NATIONAL TAX-FREE MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COMMERCIAL PAPER: 3.92%

$      3,000,000  CLARK COUNTY NEVADA                                                  0.28%      12/10/2009   $   3,000,000
         550,000  HILLSBOROUGH COUNTY FL                                               0.35       02/01/2010         550,000
       1,375,000  HILLSBOROUGH COUNTY FL                                               0.45       05/06/2010       1,375,000
       1,130,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                            0.40       03/11/2010       1,130,000
       1,500,000  ILLINOIS FINANCE AUTHORITY                                           0.50       01/07/2010       1,500,000
       2,000,000  LONG ISLAND POWER AUTHORITY                                          0.50       02/09/2010       2,000,000
         750,000  MASSACHUSETTS DEVELOPMENT FINANCE AUTHORITY                          0.85       12/09/2009         750,000
       3,000,000  ROCHESTER MN HEALTH CARE                                             0.30       12/08/2009       3,000,000
       3,000,000  ROCHESTER MN HEALTH CARE                                             0.30       12/10/2009       3,000,000
       1,400,000  ROCHESTER MN HEALTH CARE                                             0.30       12/17/2009       1,400,000
       3,000,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                 0.35       01/14/2010       3,000,000
       1,375,000  UNIVERSITY OF VIRGINIA                                               0.30       01/07/2010       1,375,000

TOTAL COMMERCIAL PAPER (COST $22,080,000)                                                                         22,080,000
                                                                                                               -------------
MUNICIPAL BONDS & NOTES: 96.05%

ALABAMA: 5.86%
      25,000,000  LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A (UTILITIES
                  REVENUE, SOCIETE GENERALE LOC)+/-SS.                                 0.27       11/01/2027      25,000,000
       8,000,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT
                  SERIES A (NATURAL GAS REVENUE)+/-SS.                                 0.21       08/01/2027       8,000,000

                                                                                                                  33,000,000
                                                                                                               -------------

ALASKA: 2.71%
      15,000,000  ALASKA HOUSING FINANCE CORP (HOUSING REVENUE, GENERAL
                  OBLIGATION OF DISTRICT INSURED)+/-SS.                                0.22       07/01/2022      15,000,000
         300,000  VALDEZ AK MARINE TERMINAL REVENUE BONDS EXXON PIPELINE
                  PROJECT SERIES 1985 (IDR)+/-SS.                                      0.18       07/01/2037         300,000

                                                                                                                  15,300,000
                                                                                                               -------------

ARIZONA: 0.12%
         670,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                  INSURED)+/-SS.                                                       0.26       04/15/2030         670,000
                                                                                                               -------------

CALIFORNIA: 19.39%
       4,255,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR
                  II R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)+/-SS.                  0.22       07/01/2030       4,255,000
       1,165,000  CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE COP
                  IMPORTANT FINANCING PROJECT SERIES C (LEASE REVENUE, KBC BANK
                  NV LOC)+/-SS.                                                        0.21       07/01/2022       1,165,000
      15,040,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B3 (POWER
                  REVENUE, BANK OF NEW YORK LOC)+/-SS.                                 0.19       05/01/2022      15,040,000
         505,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES I1 (WATER
                  REVENUE, ALLIED IRISH BANK LOC)+/-SS.                                0.19       05/01/2022         505,000
      20,000,000  CALIFORNIA STATE KINDERGARTEN B3 (OTHER REVENUE, CITIBANK NA
                  LOC)+/-SS.                                                           0.18       05/01/2034      20,000,000
       7,045,000  CALIFORNIA STATEWIDE CDA PCR   (RECOVERY REVENUE)+/-SS.              0.16       05/15/2024       7,045,000
         460,000  CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A (HCFR,
                  CITIBANK NA LOC)+/-SS.                                               0.22       08/01/2035         460,000
       4,435,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                              0.24       08/01/2028       4,435,000
      13,473,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                  #04-21-B (OTHER REVENUE, KBC BANK NV LOC)+/-SS.                      0.20       09/02/2030      13,473,000
       2,000,000  KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS
                  SERIES A (MFHR, FNMA INSURED)+/-SS.                                  0.21       02/15/2031       2,000,000
       8,495,000  LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK
                  OF NOVA SCOTIA LOC)+/-SS.                                            0.20       06/01/2028       8,495,000
       9,255,000  MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION
                  REVENUE, STATE STREET BANK & TRUST LOC)+/-SS.                        0.22       10/01/2042       9,255,000
       9,075,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                  ALLOCATION REVENUE, AMBAC INSURED)+/-SS.                             0.22       01/01/2031       9,075,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

      NATIONAL TAX-FREE MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$      1,910,000  NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A
                  (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.           0.25%      07/01/2032   $   1,910,000
      12,170,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE,
                  CREDIT AGRICOLE INDOSUEZ LOC)+/-SS.                                  0.25       12/01/2030      12,170,000

                                                                                                                 109,283,000
                                                                                                               -------------

COLORADO: 1.07%
       1,535,000  AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US
                  BANK NA LOC)+/-SS.                                                   0.27       12/01/2028       1,535,000
       1,965,000  DENVER CO CITY & COUNTY WESTERN STOCK SHOW PROJECT (IDR, US
                  BANK NA LOC)+/-SS.                                                   0.28       07/01/2029       1,965,000
       1,860,000  FITZSIMONS CO RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                           0.45       01/01/2025       1,860,000
         650,000  SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE
                  NATIONALE PARIS LOC)+/-SS.                                           0.27       12/01/2030         650,000

                                                                                                                   6,010,000
                                                                                                               -------------

CONNECTICUT: 2.84%
      16,000,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE SERIES T-2 (COLLEGE AND UNIVERSITY REVENUE)+/-SS.            0.23       07/01/2029      16,000,000
                                                                                                               -------------

FLORIDA: 2.57%
       1,390,000  BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT (HFFA
                  REVENUE, WACHOVIA BANK LOC)+/-SS.(Q)                                 0.24       08/01/2031       1,390,000
         550,000  CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
                  (OTHER REVENUE, FNMA INSURED)+/-SS.                                  0.26       04/15/2036         550,000
       2,000,000  FLORIDA HFA (MFHR, FHLMC INSURED)+/-SS.                              0.26       12/01/2013       2,000,000
         295,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                  (HCFR, WACHOVIA BANK LOC)+/-SS.(Q)                                   0.39       12/01/2014         295,000
         600,000  HILLSBOROUGH COUNTY FL SCHOOL BOARD COP SERIES C (LEASE
                  REVENUE, NATL-RE INSURED)+/-SS.                                      0.20       07/01/2030         600,000
       1,070,000  ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO REGIONAL
                  HEALTH CARE SERIES A2 (HCFR, FIRST SECURITY BANK LOC)+/-SS.          0.28       10/01/2041       1,070,000
       4,000,000  PALM BEACH COUNTY FL JEWISH COMMUNITY CAMPUS CORPORATION
                  (RECREATIONAL FACILITIES REVENUE, AMBAC INSURED)+/-SS.               0.44       03/01/2027       4,000,000
       1,165,000  PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
                  UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)+/-SS.            0.44       05/01/2025       1,165,000
       1,295,000  SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
                  GLENRIDGE PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND
                  LOC)+/-SS.                                                           0.31       06/01/2036       1,295,000
       2,100,000  SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
                  (OTHER REVENUE, WACHOVIA BANK LOC)+/-SS.(Q)                          0.43       10/01/2041       2,100,000

                                                                                                                  14,465,000
                                                                                                               -------------

GEORGIA: 1.07%
       1,340,000  DEKALB COUNTY NEWTOWN GWINETT COUNTY GA JOINT REAL ESTATE
                  STUDENT I (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                  LOC)+/-SS.(Q)                                                        0.24       06/01/2035       1,340,000
       4,700,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL
                  (IDR)+/-SS.                                                          0.23       04/01/2032       4,700,000

                                                                                                                   6,040,000
                                                                                                               -------------

HAWAII: 0.04%
         200,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION LOKAHI
                  KAU (MFHR, FHLMC INSURED)+/-SS.                                      0.25       12/01/2041         200,000
                                                                                                               -------------

ILLINOIS: 8.71%
         115,000  CHANNAHON IL MORRIS HOSPITAL SERIES A (HCFR, US BANK NA
                  LOC)+/-SS.                                                           0.27       12/01/2023         115,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

      NATIONAL TAX-FREE MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
ILLINOIS (continued)
$      8,000,000  CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF
                  AMERICA NA LOC)+/-SS.                                                0.25%      01/01/2037   $   8,000,000
       3,910,000  CHICAGO IL WASTEWATER TRANSMISSION SUBSERIES C-2 (SEWER
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.                               0.19       01/01/2039       3,910,000
       8,000,000  CITY OF CHICAGO IL (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK
                  LOC)+/-SS.                                                           0.19       01/01/2034       8,000,000
         300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
                  (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.              0.33       10/01/2031         300,000
       1,500,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT UNIVERSITY
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
                  LOC)+/-SS.                                                           0.33       04/01/2025       1,500,000
       3,945,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY DOMINICAN
                  UNIVERSITY SERIES B (COLLEGE & UNIVERSITY REVENUE, ALLIED
                  IRISH BANK PLC LOC)+/-SS.                                            0.32       10/01/2030       3,945,000
         115,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY
                  PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)+/-SS.        0.30       03/01/2028         115,000
       3,095,000  ILLINOIS FINANCE AUTHORITY CHILDREN'S MUSEUM REMARKET
                  (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                  LOC)+/-SS.                                                           0.33       07/01/2034       3,095,000
      16,090,000  ILLINOIS FINANCE AUTHORITY UNIVERSITY CHICAGO MEDICAL E-1
                  (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                    0.19       08/01/2043      16,090,000
         500,000  ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE &
                  UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.              0.30       10/01/2033         500,000
       3,500,000  ILLINOIS INTERNATIONAL PORT DISTRICT (AIRPORT REVENUE,
                  LASALLE NATIONAL BANK NA LOC)+/-SS.                                  0.23       01/01/2023       3,500,000

                                                                                                                  49,070,000
                                                                                                               -------------

INDIANA: 1.28%
       3,000,000  INDIANA BOND BANK ADVANCED FUNDING PROGRAM SERIES A
                  (EDUCATIONAL FACILITIES REVENUE)                                     2.00       01/05/2010       3,002,559
       2,975,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                  CLARIAN HEALTH SERIES C (OTHER REVENUE, BRANCH BANKING &
                  TRUST LOC)+/-SS.                                                     0.26       02/15/2030       2,975,000
       1,230,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                  SERIES A (HCFR, US BANK NA LOC)+/-SS.                                0.22       10/01/2032       1,230,000

                                                                                                                   7,207,559
                                                                                                               -------------

IOWA: 1.73%
         535,000  IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS
                  (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                           0.38       03/01/2036         535,000
       1,285,000  IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT
                  A (HOUSING REVENUE, CITIBANK NA LOC)+/-SS.                           0.28       06/01/2039       1,285,000
         290,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                  CORPORATION LOC)+/-SS.                                               0.23       05/01/2029         290,000
       7,650,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES
                  UNIVERSITY OF DUBUQUE (COLLEGE & UNIVERSITY REVENUE, NORTHERN
                  TRUST CORPORATION LOC)+/-SS.                                         0.23       04/01/2035       7,650,000

                                                                                                                   9,760,000
                                                                                                               -------------

KENTUCKY: 2.84%
      16,000,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                  REVENUE, SOCIETE GENERALE LOC)+/-SS.                                 0.20       08/01/2016      16,000,000
                                                                                                               -------------

LOUISIANA: 0.20%
       1,110,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)+/-SS.         0.24       09/01/2033       1,110,000
                                                                                                               -------------

MAINE: 0.59%
       3,340,000  SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                            0.46       08/01/2024       3,340,000
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

      NATIONAL TAX-FREE MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
MASSACHUSETTS: 0.28%
$      1,600,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
                  BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
                  BANK LOC)+/-SS.                                                      0.27%      06/01/2036   $   1,600,000
                                                                                                               -------------

MICHIGAN: 3.17%
         850,000  GREEN LAKE TOWNSHIP, MI ECONOMIC DEVELOPMENT CORPORATION
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                       0.19       06/01/2034         850,000
       1,100,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
                  HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN
                  LOC)+/-SS.                                                           0.24       01/01/2034       1,100,000
         900,000  MISSOURI DEVELOPMENT FINANCE BOARD KAUFFMAN CENTER FOR THE
                  PERFORMING ARTS SERIES A (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                                           0.23       06/01/2037         900,000
      15,000,000  UNIVERSITY OF MICHIGAN REVENUE GENERAL SERIES A (HIGHER
                  EDUCATION FACILITIES AUTHORITY REVENUE)+/-SS.                        0.20       04/01/2038      15,000,000

                                                                                                                  17,850,000
                                                                                                               -------------

MINNESOTA: 3.92%
         930,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED)+/-SS.                                         0.26       11/15/2033         930,000
       1,210,000  ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES PRESBYTERIAN
                  HOMES SERIES A (HCFR, US BANK NA LOC)+/-SS.                          0.22       09/01/2029       1,210,000
       1,290,000  ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
                  LOC)+/-SS.                                                           0.22       09/01/2029       1,290,000
       1,915,000  BECKER, MN INDEPENDENT SCHOOL DISTRICT # 726 (PROPERTY TAX
                  REVENUE)                                                             1.50       09/29/2010       1,928,373
       1,800,000  BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
                  INSURED)+/-SS.                                                       0.34       11/15/2032       1,800,000
         100,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
                  INSURED)+/-SS.                                                       0.26       07/15/2030         100,000
         280,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
                  YORK LOC)+/-SS.                                                      0.22       11/01/2035         280,000
         860,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)+/-SS.                0.26       12/01/2029         860,000
         135,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                  (HOUSING REVENUE, FNMA INSURED)+/-SS.                                0.26       05/15/2035         135,000
         245,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                  SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-SS.              0.20       08/15/2025         245,000
         500,000  MINNEAPOLIS MN HOUSING DEVELOPMENT SYMPHONY PLACE PROJECT
                  (HOUSING REVENUE, FNMA INSURED)+/-SS.                                0.26       12/01/2014         500,000
       1,527,000  MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT (PRIVATE SCHOOL
                  REVENUE, US BANK NA LOC)+/-SS.                                       0.22       05/01/2026       1,527,000
         155,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
                  REVENUE, US BANK NA LOC)+/-SS.                                       0.22       10/01/2021         155,000
       1,075,000  MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2 (COLLEGE &
                  UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)+/-SS.             0.23       10/01/2020       1,075,000
       2,735,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                 0.40       10/01/2021       2,735,000
       2,925,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                 0.40       04/01/2025       2,925,000
       3,040,000  ROSEWELL MN ROSWELL LLC PROJECT SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, SOVEREIGN BANK FSB LOC)+/-SS.                    0.25       07/01/2036       3,040,000
         430,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                            0.38       05/01/2022         430,000
         720,000  ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC
                  INSURED)+/-SS.                                                       0.26       02/01/2034         720,000
         225,000  UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY INSURED)+/-SS.                             0.27       12/01/2036         225,000

                                                                                                                  22,110,373
                                                                                                               -------------

MISSISSIPPI: 1.42%
       8,000,000  MISSISSIPPI BUSINESS FINANCE CORPORATION CHEVRON USA (IDR)+/-SS.     0.14       12/01/2030       8,000,000
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

      NATIONAL TAX-FREE MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
MISSOURI: 3.19%
$        810,000  INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                  INSURED)+/-SS.                                                       0.26%      08/01/2035   $     810,000
         250,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                  (OTHER REVENUE)+/-SS.                                                0.23       04/01/2027         250,000
       2,495,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                  (COLLEGE & UNIVERSITY REVENUE)+/-SS.                                 0.23       04/01/2027       2,495,000
       2,000,000  KANSAS CITY MO SPECIAL OBLIGATION ROE BARTLE SERIES F (TAX
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                     0.29       04/15/2025       2,000,000
      10,100,000  MISSOURI HIGHWAY & TRANSPORTATION COMMISSION MULTI MODAL
                  THIRD LIEN B2 (TRANSPORTATION REVENUE)+/-SS.                         0.22       05/01/2015      10,100,000
         330,000  MISSOURI STATE HEFA SOUTHWEST BAPTIST UNIVERSITY PROJECT
                  (HCFR, BANK OF AMERICA NA LOC)+/-SS.                                 0.23       10/01/2033         330,000
       2,000,000  ST. LOUIS COUNTY MO IDA PELICAN COVE PROJECT (MFHR, FNMA
                  INSURED)+/-SS.                                                       0.26       03/15/2034       2,000,000

                                                                                                                  17,985,000
                                                                                                               -------------

NEVADA: 1.83%
         585,000  CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
                  FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                           0.45       01/01/2037         585,000
       1,705,000  LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
                  YORK LOC)+/-SS.                                                      0.27       10/01/2035       1,705,000
       8,000,000  RENO NV SALES TAX REVENUE VARIOUS REFUNDING SENIOR LIEN-RENO
                  TRANSPORTATION RAIL ACCESS CORRIDOR PROJECT (SALES TAX
                  REVENUE, BANK OF NEW YORK LOC) +/-SS.                                0.23       06/01/2042       8,000,000

                                                                                                                  10,290,000
                                                                                                               -------------

NEW HAMPSHIRE: 0.49%
         620,000  NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                            0.40       01/01/2037         620,000
       1,830,000  NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-SS.                                       0.30       01/01/2030       1,830,000
         330,000  NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK DAY
                  HEALTH SYSTEM (HOUSING REVENUE, TD BANKNORTH NA)+/-SS.               0.20       10/01/2043         330,000

                                                                                                                   2,780,000
                                                                                                               -------------

NEW JERSEY: 1.23%
       6,245,000  GLOUCESTER COUNTY NJ INDUSTRIAL POLLUTION CONTROL FINANCING
                  AUTHORITY EXXON MOBIL (IDR)+/-SS.                                    0.15       01/01/2022       6,245,000
         710,000  UNION CITY NJ POLLUTION CONTROL REVENUE BONDS EXXON
                  CORPORATION PROJECT (IDR)+/-SS.                                      0.15       07/01/2033         710,000

                                                                                                                   6,955,000
                                                                                                               -------------

NEW MEXICO: 0.09%
         525,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER
                  REVENUE, UBS AG LOC)+/-SS.                                           0.22       12/15/2026         525,000
                                                                                                               -------------

NEW YORK: 14.43%
      10,600,000  NEW YORK CITY MUNICIPAL WATER FINANCE VARIOUS SUBORDINATED
                  SERIES F1B-RMKT-06/25/09 (WATER & SEWER REVENUE) +/-SS.              0.21       06/15/2035      10,600,000
      15,000,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                  (TRANSPORTATION REVENUE, BANK OF NOVA SCOTIA LOC)+/-SS.              0.21       11/01/2026      15,000,000
       1,435,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                  (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)+/-SS.++            0.40       11/15/2025       1,435,000
      12,000,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY SERIES G
                  (TRANSPORTATION REVENUE, BANQUE NATIONALE PARIS LOC)+/-SS.           0.20       11/01/2026      12,000,000
      12,000,000  NEW YORK NY (PROPERTY TAX, JPMORGAN CHASE BANK LOC)+/-SS.            0.21       08/01/2017      12,000,000
       8,000,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NYC RECOVERY
                  SERIES 3 (TAX REVENUE)+/-SS.                                         0.35       11/01/2022       8,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

      NATIONAL TAX-FREE MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
NEW YORK (continued)
$      9,300,000  NEW YORK NY SUBSERIES H-2 (PROPERTY TAX REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)+/-SS.                                           0.21%      01/01/2036   $   9,300,000
       8,000,000  NEW YORK STATE DORMITORY AUTHORITY (EDUCATIONAL FACILITIES
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                            0.26       07/01/2032       8,000,000
       5,000,000  NIAGARA COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY NIAGRA
                  UNIVERSITY PROJECT SERIES B (IDR, HSBC BANK USA NA LOC)+/-SS.        0.25       11/01/2031       5,000,000

                                                                                                                  81,335,000
                                                                                                               -------------

NORTH CAROLINA: 0.73%
       4,140,000  NORTH CAROLINA MEDICAL CARE COMMISSION POOLED EQUIPMENT
                  FINANCING PROJECT (HCFR, KBC BANK NV LOC)+/-SS.                      0.24       12/01/2025       4,140,000
                                                                                                               -------------

OHIO: 0.99%
       2,335,000  FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT
                  (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-SS.                         0.27       03/01/2036       2,335,000
         440,000  HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-SS.                                                0.25       12/01/2026         440,000
       1,881,000  HAMILTON OH AFFORDABLE HOUSING SERIES B (HOUSING REVENUE,
                  FHLB INSURED)+/-SS.                                                  0.36       01/01/2035       1,881,000
         945,000  INDEPENDENCE OH ECONOMIC DEVELOPMENT SERIES 2001 (IDR, US
                  BANK NA LOC)+/-SS.                                                   0.39       12/01/2016         945,000

                                                                                                                   5,601,000
                                                                                                               -------------

OREGON: 1.46%
       4,255,000  MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY HOLLADAY
                  PARK PLAZA PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)+/-SS.           0.25       11/15/2033       4,255,000
       3,995,000  MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY OREGON
                  BAPTIST RETIREMENT (HCFR, US BANK NA LOC)+/-SS.                      0.25       11/01/2034       3,995,000

                                                                                                                   8,250,000
                                                                                                               -------------

OTHER: 0.23%
       1,300,000  BRANCH BANLKING & TRUST MUNICIPAL TRUST (LEASE REVENUE,
                  BRANCH BANKING & TRUST LOC)+/-SS.                                    0.28       09/01/2026       1,300,000
                                                                                                               -------------

PENNSYLVANIA: 1.29%
         990,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE,
                  AMBAC INSURED)+/-SS.                                                 0.25       10/01/2025         990,000
         450,000  PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                           0.28       07/01/2034         450,000
         830,000  PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A
                  (OTHER REVENUE, SOVEREIGN BANK FSB LOC)+/-SS.                        0.26       11/01/2036         830,000
       4,995,000  RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E11 (HCFR,
                  ROYAL BANK OF CANADA)+/-SS.++                                        0.29       12/01/2011       4,995,000

                                                                                                                   7,265,000
                                                                                                               -------------

SOUTH CAROLINA: 0.80%
       4,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                  INSTITUTIONAL BUSINESS & HOME PROJECT (IDR, BRANCH BANKING &
                  TRUST LOC)+/-SS.                                                     0.28       11/01/2034       4,500,000
                                                                                                               -------------

SOUTH DAKOTA: 0.02%
         100,000  LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B (IDR, BANK OF
                  MONTREAL LOC)+/-SS.                                                  0.21       07/01/2032         100,000
                                                                                                               -------------

TENNESSEE: 1.68%
       3,000,000  ALCOA MARYVILLE BLOUNT COUNTY TN INDUSTRIAL DEVELOPMENT BOARD
                  SERIES A (OTHER REVENUE, BRANCH BANKING & TRUST LOC)+/-SS.           0.28       06/01/2036       3,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

      NATIONAL TAX-FREE MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE

TENNESSEE (continued)
$      5,000,000  SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY (HCFR, BRANCH
                  BANKING & TRUST LOC)+/-SS.                                           0.28%      06/01/2035   $   5,000,000
       1,470,000  SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT
                  PUBLIC IMPROVEMENT SERIES A4 (OTHER REVENUE, KBC BANK NV
                  LOC)+/-SS.                                                           0.24       06/01/2025       1,470,000

                                                                                                                   9,470,000
                                                                                                               -------------

TEXAS: 5.57%
       2,160,000  AUSTIN TX SUBSERIES B (TAX REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)+/-SS.                                                    0.35       11/15/2029       2,160,000
       4,000,000  BEXAR COUNTY TX HOUSING FINANCE CORPORATION PALISADES PARK
                  APARTMENTS PROJECT (MFHR, FNMA INSURED)+/-SS.                        0.26       09/01/2039       4,000,000
         995,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED INSURED)+/-SS.             0.27       02/15/2038         995,000
       8,600,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
                  REFINING (INDUSTRIAL DEVELOPMENT REVENUE)+/-SS.                      0.22       03/01/2023       8,600,000
         200,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION HERMAN HEALTH SERIES D2 (HCFR)+/-SS.                     0.40       06/01/2029         200,000
         300,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION HERMANN HEALTH SERIES D1 (HCFR, JPMORGAN CHASE
                  BANK LOC)+/-SS.                                                      0.24       06/01/2029         300,000
       9,000,000  HOUSTON TX HIGHER EDUCATION FINANCE CORPORATION RICE
                  UNIVERSITY PROJECT SERIES A (EDUCATIONAL FACILITIES
                  REVENUE)+/-SS.                                                       0.18       05/15/2048       9,000,000
       2,495,000  HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE,
                  NATL-RE INSURED)+/-SS.                                               0.38       12/01/2023       2,495,000
       2,400,000  PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR)+/-SS.                   0.23       04/01/2027       2,400,000
       1,200,000  TEXAS STATE TAX & REVENUE ANTICIPATION NOTES (OTHER REVENUE)         2.50       08/31/2010       1,218,106

                                                                                                                  31,368,106
                                                                                                               -------------

VIRGINIA: 0.23%
       1,310,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY
                  SERIES B (HCFR, BRANCH BANKING & TRUST LOC)+/-SS.                    0.25       07/01/2037       1,310,000
                                                                                                               -------------

WASHINGTON: 0.18%
         420,000  EVERETT WA (PROPERTY TAX REVENUE, BANK OF AMERICA NA LOC)+/-SS.      0.35       12/01/2021         420,000
         245,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)+/-SS.                                                 0.30       07/01/2035         245,000
         350,000  WASHINGTON STATE (COLLEGE & UNIVERSITY REVENUE, CITIBANK NA
                  LOC)+/-SS.++                                                         0.25       01/01/2029         350,000

                                                                                                                   1,015,000
                                                                                                               -------------

WEST VIRGINIA: 0.66%
       3,700,000  WEST VIRGINIA STATE PARKWAYS ECONOMIC DEVELOPMENT & TOURISM
                  AUTHORITY (OTHER REVENUE, GO OF AUTHORITY INSURED)+/-SS.             0.29       04/15/2019       3,700,000
                                                                                                               -------------

WISCONSIN: 0.67%
       3,750,000  WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES A
                  (OTHER REVENUE, KBC BANK NV LOC)+/-SS.                               0.31       03/01/2038       3,750,000
                                                                                                               -------------

WYOMING: 0.47%
       2,675,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                  (PCR, BARCLAYS BANK PLC LOC)+/-SS.                                   0.21       07/01/2015       2,675,000
                                                                                                               -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $541,330,038)                                                                541,330,038
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

      NATIONAL TAX-FREE MONEY MARKET TRUST

TOTAL INVESTMENTS IN SECURITIES
(COST $563,410,038)*                                      99.97%                                               $ 563,410,038

OTHER ASSETS AND LIABILITIES, NET                          0.03                                                      190,639
                                                         ------                                                -------------

TOTAL NET ASSETS                                         100.00%                                               $ 563,600,677
                                                         ------                                                -------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(Q)   CREDIT ENHANCEMENT IS PROVIDED BY AN AFFILIATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUND TRUSTS

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of November 30, 2009, the following Funds owned SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                      DEFAULTED SIVs
                                          (VALUE)             % OF NET ASSETS
                                      --------------          ---------------
Money Market Trust                       7,149,542                 0.28%

FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical investments
     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Funds' investments in securities:

                                                                                         SIGNIFICANT
                                                                  SIGNIFICANT OTHER     UNOBSERVABLE       TOTAL FAIR VALUE
                                              QUOTED PRICE        OBSERVABLE INPUTS        INPUTS               AS OF
INVESTMENT IN SECURITIES                         (LEVEL 1)            (LEVEL 2)           (LEVEL 3)           11/30/2009
CALIFORNIA TAX FREE MONEY MARKET TRUST
        Commercial paper                                  $0         $   37,245,000       $        0         $   37,245,000
        Debt securities issued by states in the
        U.S. and its political subdivisions                0            467,492,500                0            467,492,500
                                                ---------------------------------------------------------------------------
                                                          $0         $  504,737,500       $        0         $  504,737,500
                                                ---------------------------------------------------------------------------

MONEY MARKET TRUST
        Commercial paper                                  $0         $1,315,675,121       $7,149,542         $1,322,824,663
        Corporate debt securities                          0            149,747,569                0            149,747,569
        Debt securities issued by states in the
        U.S. and its political subdivisions                0            246,184,475                0            246,184,475
        Repurchase agreements                              0            274,091,000                0            274,091,000
        Other                                              0            546,189,068                0            546,189,068
                                                ---------------------------------------------------------------------------
                                                          $0         $2,531,887,233       $7,149,542         $2,539,036,775
                                                ---------------------------------------------------------------------------

NATIONAL TAX FREE MONEY MARKET TRUST
        Commercial paper                                  $0         $   22,080,000       $        0         $   22,080,000
        Debt securities issued by states in the
        U.S. and its political subdivisions                0            541,330,038                0            541,330,038
                                                ---------------------------------------------------------------------------
                                                          $0         $  563,410,038       $        0         $  563,410,038
                                                ---------------------------------------------------------------------------

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                              MONEY MARKET TRUST
                                                               COMMERCIAL PAPER
BALANCE AS OF 02/28/2009                                       $     8,992,571
   Accrued discounts (premiums)                                              0
   Realized gain (loss)                                                      0
   Change in unrealized appreciation (depreciation)                 (1,843,029)
   Net purchases (sales)                                                     0
   Net transfer in (out) of Level 3                                          0
BALANCE AS OF 11/30/2009                                       $     7,149,542

Change in unrealized appreciation (depreciation)               $    (1,843,029)
   relating to securities held at the end of reporting period.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     Wells Fargo Funds Trust

                                     By: /s/ Karla M. Rabusch


                                         Karla M. Rabusch
                                         President

Date: January 28, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                     Wells Fargo Funds Trust

                                     By: /s/ Karla M. Rabusch


                                         Karla M. Rabusch
                                         President

                                     By: /s/ Kasey L. Phillips


                                         Kasey L. Phillips
                                         Treasurer

Date: January 28, 2010